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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

The schedule of investments for the period ended January 31, 2015 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 38.4%†
	Asset-Backed Securities 2.2%
	Auto Floor Plan 0.3%
	CNH Wholesale Master Note Trust Series 2013-2A, Class A 0.767%, due 8/15/19 (a)(b)	$950,000	$952,128
	Ford Credit Floorplan Master Owner Trust A
	Series 2013-5, Class A2 0.637%, due 9/15/18 (a)	700,000	701,886
	Series 2013-4, Class A2 0.717%, due 6/15/20 (a)	400,000	402,196
	Navistar Financial Dealer Note Master Trust Series 2013-2, Class A 0.848%, due 9/25/18 (a)(b)	425,000	425,401
			2,481,611
	Automobile 0.1%
	Chesapeake Funding LLC Series 2013-1A, Class A 0.621%, due 1/7/25 (a)(b)	394,952	394,628
	Nissan Auto Lease Trust Series 2014-B, Class A3 1.12%, due 9/15/17	600,000	600,988
			995,616
	Credit Cards 0.2%
	American Express Issuance Trust II Series 2013-2, Class A 0.597%, due 8/15/19 (a)	275,000	275,903
	Citibank Credit Card Issuance Trust Series 2013-A7, Class A7 0.602%, due 9/10/20 (a)	375,000	376,089
	Discover Card Execution Note Trust Series 2014-A1, Class A1 0.597%, due 7/15/21 (a)	600,000	599,524
			1,251,516
	Other ABS 1.6%
	Apartment Investment & Management Co. CLO Series 2014-AA, Class A 1.763%, due 7/20/26 (a)(b)	500,000	500,335
	Apidos CDO Series 2013-14A, Class A 1.403%, due 4/15/25 (a)(b)	1,250,000	1,225,387
	Ares CLO, Ltd. Series 2013-2A, Class A1 1.483%, due 7/28/25 (a)(b)	587,000	578,166
	Babson CLO, Ltd. Series 2013-IA, Class A 1.357%, due 4/20/25 (a)(b)	1,300,000	1,283,737
	Ballyrock CDO, Ltd. Series 2013-1A, Class A 1.412%, due 5/20/25 (a)(b)	1,000,000	988,250
	Carlyle Global Market Strategies Series 2014-2A, Class A 1.702%, due 5/15/25 (a)(b)	800,000	798,088
	Cedar Funding, Ltd. Series 2014-4A, Class A1 1.731%, due 10/23/26 (a)(b)	588,000	587,271
	Cent CLO, L.P. Series 2013-18A, Class A 1.377%, due 7/23/25 (a)(b)	1,000,000	977,020
	CNH Equipment Trust Series 2014-C, Class A3 1.05%, due 11/15/19	300,000	300,043
	Dryden Senior Loan Fund Series 2014-31A, Class A 1.607%, due 4/18/26 (a)(b)	820,000	813,891
	Galaxy XVII CLO, Ltd. Series 2014-17A, Class A 1.733%, due 7/15/26 (a)(b)	600,000	598,788
	Jamestown CLO, Ltd. Series 2013-3A, Class A1A 1.703%, due 1/15/26 (a)(b)	1,100,000	1,098,889
	Nomad CLO, Ltd. Series 2013-1A, Class A1 1.453%, due 1/15/25 (a)(b)	800,000	790,880
	Oak Hill Credit Partners X, Ltd. Series 2014-10A, Class A 1.701%, due 7/20/26 (a)(b)	600,000	598,518
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1 1.646%, due 11/18/26 (a)(b)	1,150,000	1,139,417
	Race Point VIII CLO, Ltd. Series 2013-8A, Class A 1.482%, due 2/20/25 (a)(b)	780,000	776,435
	Sheridan Square CLO, Ltd. Series 2013-1A, Class A2 1.423%, due 4/15/25 (a)(b)	800,000	794,976
			13,850,091
	Total Asset-Backed Securities (Cost $18,671,202)		18,578,834

	Corporate Bonds 15.5%
	Aerospace & Defense 0.2%
	BAE Systems PLC 3.50%, due 10/11/16 (b)	350,000	363,452
	General Dynamics Corp. 2.25%, due 7/15/16	200,000	204,426
	Northrop Grumman Corp. 3.25%, due 8/1/23	450,000	470,426
	United Technologies Corp. 1.80%, due 6/1/17	950,000	969,844
			2,008,148
	Auto Manufacturers 0.4%
	Daimler Finance North America LLC
	2.375%, due 8/1/18 (b)	1,000,000	1,025,687
	3.875%, due 9/15/21 (b)	500,000	546,401
¤	Ford Motor Credit Co. LLC 3.219%, due 1/9/22	1,825,000	1,870,919
			3,443,007
	Banks 4.1%
	Abbey National Treasury Services PLC 3.05%, due 8/23/18	725,000	760,710
	Australia & New Zealand Banking Group, Ltd. 4.50%, due 3/19/24 (b)	650,000	684,295
¤	Bank of America Corp.
	2.00%, due 1/11/18	900,000	905,696
	2.65%, due 4/1/19	800,000	817,056
	4.00%, due 1/22/25	1,875,000	1,909,044
	4.25%, due 10/22/26	950,000	986,470
	BB&T Corp.
	0.915%, due 2/1/19 (a)	1,150,000	1,152,705
	1.101%, due 6/15/18 (a)	725,000	732,465
	1.45%, due 1/12/18	300,000	300,857
	Citigroup, Inc.
	5.375%, due 8/9/20	700,000	808,462
	6.00%, due 8/15/17	400,000	442,843
	Credit Agricole S.A. 1.625%, due 4/15/16 (b)	675,000	679,843
	Credit Suisse 3.625%, due 9/9/24	925,000	971,737
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,951
	Goldman Sachs Group, Inc. (The)
	2.60%, due 4/23/20	2,950,000	2,988,220
	5.375%, due 3/15/20	450,000	515,071
	6.00%, due 6/15/20	175,000	206,222
	HSBC Bank PLC 4.125%, due 8/12/20 (b)	1,150,000	1,270,733
	HSBC USA, Inc. 1.135%, due 9/24/18 (a)	400,000	404,871
	ING Bank N.V. 5.80%, due 9/25/23 (b)	1,415,000	1,617,300
	Intesa Sanpaolo S.p.A. 2.375%, due 1/13/17	975,000	987,886
¤	JPMorgan Chase & Co.
	3.875%, due 9/10/24	3,550,000	3,665,116
	4.125%, due 12/15/26	1,250,000	1,296,986
	Korea Development Bank (The)
	1.50%, due 1/22/18	200,000	198,558
	3.875%, due 5/4/17	400,000	420,041
	Mizuho Bank, Ltd. 2.65%, due 9/25/19 (b)	500,000	514,226
	Morgan Stanley
	2.65%, due 1/27/20	675,000	685,375
	5.00%, due 11/24/25	875,000	962,442
	5.50%, due 1/26/20	1,130,000	1,292,210
	5.625%, due 9/23/19	600,000	686,629
	Santander UK PLC 5.00%, due 11/7/23 (b)	1,905,000	2,057,699
	Skandinaviska Enskilda Banken AB 1.75%, due 3/19/18 (b)	1,200,000	1,208,910
	Sumitomo Mitsui Trust Bank, Ltd. 1.023%, due 9/16/16 (a)(b)	475,000	477,668
	Swedbank AB 1.75%, due 3/12/18 (b)	950,000	954,619
	Wells Fargo & Co.
	4.10%, due 6/3/26	550,000	582,237
	4.125%, due 8/15/23	575,000	618,005
			34,963,158
	Beverages 0.2%
	Anheuser-Busch InBev Finance, Inc. 2.15%, due 2/1/19	800,000	818,154
	Anheuser-Busch InBev Worldwide, Inc. 4.375%, due 2/15/21	300,000	336,276
	Diageo Capital PLC 1.50%, due 5/11/17	250,000	252,684
	SABMiller Holdings, Inc. 2.45%, due 1/15/17 (b)	575,000	588,902
			1,996,016
	Chemicals 0.8%
	Airgas, Inc. 2.375%, due 2/15/20	750,000	753,621
	Albemarle Corp.
	3.00%, due 12/1/19	875,000	891,236
	4.15%, due 12/1/24	1,200,000	1,263,022
	Dow Chemical Co. (The) 5.70%, due 5/15/18	144,000	160,852
	Eastman Chemical Co. 3.80%, due 3/15/25	1,350,000	1,420,481
	LYB International Finance B.V. 4.00%, due 7/15/23	975,000	1,030,136
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,122,835
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (b)	500,000	518,750
			7,160,933
	Cosmetics & Personal Care 0.0%‡
	Procter & Gamble Co. (The) 1.45%, due 8/15/16	150,000	152,193

	Diversified Financial Services 0.3%
	General Electric Capital Corp.
	2.20%, due 1/9/20	800,000	815,300
	4.375%, due 9/16/20	525,000	587,178
	6.00%, due 8/7/19	750,000	887,195
			2,289,673
	Electric 1.2%
	Arizona Public Service Co. 2.20%, due 1/15/20	650,000	660,044
	Commonwealth Edison Co. 1.95%, due 9/1/16	350,000	356,622
	Dayton Power & Light Co. (The) 1.875%, due 9/15/16	275,000	278,222
	Electricite de France 2.15%, due 1/22/19 (b)	700,000	713,888
	Exelon Generation Co. LLC 2.95%, due 1/15/20	1,325,000	1,347,534
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	1,850,000	1,973,166
	GDF Suez 1.625%, due 10/10/17 (b)	450,000	453,779
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	236,586
	Hydro-Quebec 2.00%, due 6/30/16	550,000	561,391
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,215,692
	NextEra Energy Capital Holdings, Inc. 1.339%, due 9/1/15	1,000,000	1,003,838
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (b)	325,000	329,382
	NiSource Finance Corp. 4.45%, due 12/1/21	400,000	442,802
	Pepco Holdings, Inc. 2.70%, due 10/1/15	500,000	505,534
			10,078,480
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	414,181
	Thermo Fisher Scientific, Inc. 3.30%, due 2/15/22	1,700,000	1,766,077
			2,180,258
	Finance - Auto Loans 0.3%
¤	Ford Motor Credit Co. LLC 2.375%, due 1/16/18	2,850,000	2,897,880

	Finance - Consumer Loans 0.1%
	John Deere Capital Corp.
	1.70%, due 1/15/20	675,000	677,191
	2.80%, due 9/18/17	150,000	156,691
	5.75%, due 9/10/18	150,000	172,678
			1,006,560
	Finance - Credit Card 0.4%
	American Express Credit Corp.
	0.793%, due 3/18/19 (a)	725,000	722,633
	2.25%, due 8/15/19	929,000	944,614
	Capital One Bank USA N.A. 2.15%, due 11/21/18	1,540,000	1,556,770
			3,224,017
	Finance - Other Services 0.1%
	National Rural Utilities Cooperative Finance Corp. 2.35%, due 6/15/20	450,000	458,167

	Food 0.3%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	250,576
	4.625%, due 11/1/20	650,000	716,630
	Mondelez International, Inc. 4.125%, due 2/9/16	1,425,000	1,469,972
			2,437,178
	Gas 0.0%‡
	Sempra Energy 2.30%, due 4/1/17	200,000	204,887

	Hand & Machine Tools 0.0%‡
	Stanley Black & Decker, Inc. 3.40%, due 12/1/21	175,000	185,845

	Health Care - Products 0.5%
	Becton, Dickinson and Co. 2.675%, due 12/15/19	1,725,000	1,770,500
	Medtronic, Inc. 3.15%, due 3/15/22 (b)	2,750,000	2,883,518
			4,654,018
	Health Care Equipment & Supplies 0.1%
	Becton, Dickinson and Co. 3.734%, due 12/15/24	675,000	719,045

	Insurance 1.0%
	American International Group, Inc. 4.125%, due 2/15/24	625,000	685,464
	Assurant, Inc. 2.50%, due 3/15/18	850,000	867,733
	MetLife, Inc. 1.903%, due 12/15/17	350,000	353,205
	Metropolitan Life Global Funding I 3.65%, due 6/14/18 (b)	2,000,000	2,139,206
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21 (b)	1,450,000	1,672,951
	Pricoa Global Funding I 2.20%, due 5/16/19 (b)	500,000	507,968
	Principal Financial Group, Inc. 8.875%, due 5/15/19	450,000	572,860
	QBE Insurance Group, Ltd. 2.40%, due 5/1/18 (b)	325,000	328,100
	Voya Financial, Inc. 2.90%, due 2/15/18	1,100,000	1,133,960
			8,261,447
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	363,369
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	551,467
			914,836
	Machinery 0.1%
	Caterpillar Financial Services Corp. 2.10%, due 6/9/19	600,000	613,527

	Media 0.5%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16	300,000	308,226
	4.45%, due 4/1/24	875,000	950,011
	Scripps Networks Interactive, Inc. 2.75%, due 11/15/19	1,200,000	1,231,925
	Time Warner Cable, Inc. 4.00%, due 9/1/21	1,250,000	1,359,741
	Viacom, Inc. 1.25%, due 2/27/15	400,000	400,164
			4,250,067
	Mining 0.4%
	Barrick Gold Corp. 4.10%, due 5/1/23	990,000	989,638
	BHP Billiton Finance USA, Ltd. 1.875%, due 11/21/16	450,000	458,044
	Rio Tinto Finance USA, Ltd.
	2.25%, due 9/20/16	475,000	484,327
	3.50%, due 11/2/20	515,000	545,036
	Yamana Gold, Inc. 4.95%, due 7/15/24	625,000	633,004
			3,110,049
	Oil & Gas 0.5%
	Anadarko Petroleum Corp. 5.95%, due 9/15/16	800,000	855,541
	BP Capital Markets PLC 1.846%, due 5/5/17	225,000	227,742
	ConocoPhillips Co. 2.875%, due 11/15/21	1,500,000	1,543,900
	Petroleos Mexicanos
	3.125%, due 1/23/19	300,000	301,500
	3.50%, due 1/30/23	300,000	283,935
	Rowan Cos. Inc. 4.75%, due 1/15/24	450,000	427,011
	Statoil ASA 3.125%, due 8/17/17	125,000	131,329
	Total Capital International S.A. 1.55%, due 6/28/17	200,000	202,125
			3,973,083
	Packaging & Containers 0.1%
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)	700,000	727,125

	Pharmaceuticals 0.7%
	Actavis Funding SCS 2.45%, due 6/15/19	750,000	750,256
	Bayer U.S. Finance LLC
	2.375%, due 10/8/19 (b)	1,300,000	1,332,705
	3.00%, due 10/8/21 (b)	1,275,000	1,337,647
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	500,000	571,838
	Perrigo Finance PLC 3.50%, due 12/15/21	1,100,000	1,152,071
	Sanofi 4.00%, due 3/29/21	475,000	529,820
			5,674,337
	Pipelines 0.6%
	Energy Transfer Partners, L.P. 4.15%, due 10/1/20	950,000	1,000,681
	Kinder Morgan, Inc. 3.05%, due 12/1/19	1,850,000	1,866,981
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	800,000	1,006,190
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	438,242
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (b)	525,000	508,679
			4,820,773
	Real Estate 0.2%
	WEA Finance LLC / Westfield UK & Europe Finance PLC
	2.70%, due 9/17/19 (b)	1,150,000	1,171,128
	3.75%, due 9/17/24 (b)	550,000	577,985
			1,749,113
	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	1,525,000	1,647,605
	DDR Corp. 4.75%, due 4/15/18	800,000	866,295
	Education Realty Operating Partnership, L.P. 4.60%, due 12/1/24	525,000	558,024
	Hospitality Properties Trust 6.30%, due 6/15/16	600,000	625,896
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	380,398
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	298,569
	ProLogis, L.P. 4.25%, due 8/15/23	1,180,000	1,286,606
	Retail Opportunity Investments Partnership, L.P. 4.00%, due 12/15/24	800,000	833,760
			6,497,153
	Retail 0.1%
	Home Depot, Inc. (The) 4.40%, due 4/1/21	500,000	570,707

	Semiconductors 0.1%
	Samsung Electronics America, Inc. 1.75%, due 4/10/17 (b)	525,000	529,988

	Software 0.1%
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	564,580

	Telecommunications 0.7%
	Orange S.A. 2.75%, due 2/6/19	475,000	491,127
	Telefonica Emisiones SAU 3.192%, due 4/27/18	1,000,000	1,042,914
	Verizon Communications, Inc.
	2.00%, due 11/1/16	300,000	304,904
	3.00%, due 11/1/21	1,250,000	1,268,201
	3.45%, due 3/15/21	345,000	362,042
	3.65%, due 9/14/18	1,100,000	1,170,026
	5.15%, due 9/15/23	1,000,000	1,146,611
	Vodafone Group PLC 1.25%, due 9/26/17	350,000	348,233
			6,134,058
	Textiles 0.0%‡
	Mohawk Industries, Inc. 3.85%, due 2/1/23	300,000	310,173

	Transportation 0.3%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	451,385
	Fedex Corp. 2.30%, due 2/1/20	1,775,000	1,804,271
			2,255,656
	Total Corporate Bonds (Cost $126,166,205)		131,016,135

	Foreign Government Bonds 0.5%
	Regional (State & Province) 0.2%
	Province of Ontario 1.10%, due 10/25/17	950,000	951,686
	Province of Quebec 3.50%, due 7/29/20	400,000	437,539
			1,389,225
	Sovereign 0.3%
	Brazilian Government International Bond 2.625%, due 1/5/23	500,000	450,500
	Italy Government International Bond 4.75%, due 1/25/16	500,000	519,266
	Poland Government International Bond 5.00%, due 3/23/22	150,000	172,140
	Romanian Government International Bond 4.375%, due 8/22/23 (b)	750,000	815,250
	Russian Federation 3.50%, due 1/16/19 (b)	600,000	521,148
	Turkey Government International Bond 6.75%, due 4/3/18	275,000	307,835
			2,786,139
	Total Foreign Government Bonds (Cost $4,174,612)		4,175,364

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Boca Hotel Portfolio Trust Series 2013-BOCA, Class A 1.317%, due 8/15/26 (a)(b)	289,375	289,354
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	300,000	328,272
	Commercial Mortgage Pass-Through Certificates
	Series 2013-THL, Class A2 1.218%, due 6/8/30 (a)(b)	800,000	798,995
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	627,951
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (b)	400,000	425,715
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2012-C6, Class A2 2.206%, due 5/15/45	500,000	510,058
	Series 2006-CB15, Class A4 5.814%, due 6/12/43 (a)	379,697	397,405
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	600,000	628,976
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38	600,000	638,204
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	522,244
	Series 2013-C12, Class A4 4.259%, due 10/15/46	600,000	677,613
	Morgan Stanley Capital I, Inc. Series 2007-T25, Class A3 5.514%, due 11/12/49 (a)	586,862	626,033
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A4 5.308%, due 11/15/48	97,275	102,762
	Total Mortgage-Backed Securities (Cost $6,568,860)		6,573,582

	U.S. Government & Federal Agencies 19.4%
	Federal Home Loan Bank 0.0%
	1.30%, due 6/5/18	375,000	375,029

¤	Federal Home Loan Mortgage Corporation 0.9%
	0.75%, due 1/12/18	1,000,000	995,734
	0.875%, due 3/7/18	600,000	599,357
	1.00%, due 9/27/17	225,000	226,351
	1.00%, due 9/29/17	750,000	755,024
	1.125%, due 5/25/18	600,000	600,177
	1.20%, due 6/12/18	650,000	649,789
	1.375%, due 5/1/20	750,000	749,352
	1.75%, due 9/10/15	250,000	252,381
	2.375%, due 1/13/22	2,550,000	2,656,118
			7,484,283
¤	Federal National Mortgage Association 0.8%
	0.375%, due 3/16/15	1,250,000	1,250,376
	0.875%, due 2/8/18	2,150,000	2,147,998
	0.875%, due 5/21/18	450,000	448,391
	1.00%, due 12/28/17	300,000	299,908
	1.00%, due 2/15/18	650,000	649,541
	1.75%, due 6/20/19	350,000	359,169
	1.75%, due 9/12/19	650,000	663,119
	2.625%, due 9/6/24	600,000	632,396
			6,450,898
¤	United States Treasury Notes 17.7%
	0.50%, due 7/31/16	200,000	200,531
	0.50%, due 11/30/16	8,800,000	8,813,059
	0.625%, due 12/31/16	13,700,000	13,745,484
	0.625%, due 2/15/17	1,625,000	1,628,936
	0.75%, due 1/15/17	3,350,000	3,368,060
	0.75%, due 3/15/17	5,000,000	5,024,610
	0.875%, due 6/15/17	10,900,000	10,974,937
	0.875%, due 7/15/17	3,390,000	3,412,777
	0.875%, due 11/15/17	7,000,000	7,029,533
	0.875%, due 1/15/18	7,000,000	7,021,875
	1.00%, due 12/15/17	11,000,000	11,078,199
	1.00%, due 5/31/18	3,590,000	3,603,182
	1.25%, due 10/31/18	575,000	580,525
	1.25%, due 11/30/18	2,995,000	3,021,907
	1.375%, due 6/30/18	2,925,000	2,971,619
	1.375%, due 9/30/18	1,675,000	1,700,125
	1.50%, due 12/31/18	1,935,000	1,970,374
	1.50%, due 11/30/19	3,125,000	3,172,119
	1.625%, due 3/31/19	3,670,000	3,753,148
	1.625%, due 6/30/19	1,925,000	1,968,012
	1.625%, due 7/31/19	4,940,000	5,047,292
	1.625%, due 12/31/19	8,335,000	8,510,818
	1.625%, due 11/15/22	5,600	5,632
	1.75%, due 10/31/20	4,655,000	4,757,917
	1.875%, due 11/30/21	5,160,000	5,291,823
	2.00%, due 7/31/20	2,800,000	2,905,000
	2.00%, due 9/30/20	1,800,000	1,865,250
	2.00%, due 2/28/21	2,400,000	2,483,062
	2.125%, due 1/31/21	2,175,000	2,266,929
	2.125%, due 6/30/21	4,000,000	4,166,876
	2.125%, due 12/31/21	7,375,000	7,688,437
	2.25%, due 7/31/18	55,000	57,479
	2.25%, due 7/31/21	3,550,000	3,726,392
	2.25%, due 11/15/24	3,615,000	3,800,269
	2.375%, due 12/31/20	1,700,000	1,796,688
	2.375%, due 8/15/24	770,000	817,885
			150,226,761
	Total U.S. Government & Federal Agencies (Cost $161,837,426)		164,536,971

	Yankee Bond 0.0%‡ (c)
	Transportation 0.0%‡
	Canadian National Railway Co. 1.45%, due 12/15/16	400,000	404,873

	Total Yankee Bond (Cost $398,846)		404,873
	Total Long-Term Bonds (Cost $317,817,151)		325,285,759

		Shares
	Common Stocks 53.9%
	Advertising 0.0%‡
	Clear Channel Outdoor Holdings, Inc. Class A	5,490	49,685

	Aerospace & Defense 1.1%
	General Dynamics Corp.	9,267	1,234,457
	L-3 Communications Holdings, Inc.	22,949	2,825,481
	Northrop Grumman Corp.	7,891	1,238,493
	Raytheon Co.	10,861	1,086,643
	Spirit AeroSystems Holdings, Inc. Class A (d)	42,127	1,897,400
	United Technologies Corp.	9,513	1,091,902
			9,374,376
	Agriculture 0.9%
	Altria Group, Inc.	20,368	1,081,541
	Archer-Daniels-Midland Co.	26,008	1,212,753
	Bunge, Ltd.	34,565	3,094,604
	Philip Morris International, Inc.	13,639	1,094,393
	Reynolds American, Inc.	13,909	945,117
			7,428,408
	Airlines 0.7%
	Alaska Air Group, Inc.	30,442	2,066,099
	Delta Air Lines, Inc.	24,822	1,174,329
	Southwest Airlines Co.	50,453	2,279,466
			5,519,894
	Auto Manufacturers 0.2%
	Ford Motor Co.	74,603	1,097,410
	General Motors Co.	29,232	953,548
			2,050,958
	Auto Parts & Equipment 0.4%
	Johnson Controls, Inc.	23,560	1,094,833
	Lear Corp.	20,152	2,022,253
			3,117,086
	Banks 2.5%
¤	Bank of America Corp.	71,799	1,087,755
	Bank of New York Mellon Corp. (The)	34,202	1,231,272
	BB&T Corp.	27,175	959,006
	Capital One Financial Corp.	12,931	946,678
	CIT Group, Inc.	48,997	2,147,049
	Citigroup, Inc.	23,264	1,092,245
	Comerica, Inc.	16,829	698,403
	Fifth Third Bancorp	54,359	940,411
	First Republic Bank	9,756	496,776
¤	JPMorgan Chase & Co.	22,387	1,217,405
	KeyCorp	166,448	2,162,159
	Morgan Stanley	28,203	953,543
	People's United Financial, Inc.	24,322	342,211
	PNC Financial Services Group, Inc.	11,332	958,007
	Regions Financial Corp.	2,500	21,750
	State Street Corp.	17,358	1,241,271
	SunTrust Banks, Inc.	33,580	1,290,144
	SVB Financial Group (d)	14,155	1,598,099
	U.S. Bancorp	22,770	954,291
	Wells Fargo & Co.	18,372	953,874
			21,292,349
	Beverages 0.3%
	Molson Coors Brewing Co. Class B	36,555	2,775,621

	Biotechnology 0.4%
	Amgen, Inc.	7,970	1,213,512
	Bio-Rad Laboratories, Inc. Class A (d)	3,865	442,427
	Myriad Genetics, Inc. (d)	48,493	1,814,608
			3,470,547
	Capital Markets 0.1%
	Goldman Sachs Group, Inc. (The)	5,508	949,634

	Chemicals 0.9%
	Air Products & Chemicals, Inc.	6,594	960,152
	Dow Chemical Co. (The)	24,613	1,111,523
	E.I. du Pont de Nemours & Co.	13,331	949,301
	Eastman Chemical Co.	1,744	123,632
	Mosaic Co. (The)	72,932	3,551,059
	Westlake Chemical Corp.	22,219	1,273,371
			7,969,038
	Commercial Services 1.2%
	ADT Corp. (The)	45,116	1,551,991
	Apollo Education Group, Inc. (d)	40,485	1,022,651
	Booz Allen Hamilton Holding Corp.	54,676	1,591,619
	DeVry Education Group, Inc.	45,581	1,933,090
	Graham Holdings Co. Class B	756	707,102
	KAR Auction Services, Inc.	13,628	464,851
	Leidos Holdings, Inc.	40,013	1,656,538
	Live Nation Entertainment, Inc. (d)	2,699	64,155
	R.R. Donnelley & Sons Co.	17,726	291,947
	Vectrus, Inc. (d)	30,681	854,159
			10,138,103
	Computers 1.8%
	Brocade Communications Systems, Inc.	198,116	2,203,050
	Computer Sciences Corp.	42,083	2,553,597
	EMC Corp.	47,209	1,224,129
	Hewlett-Packard Co.	33,024	1,193,157
	Lexmark International, Inc. Class A	38,222	1,525,440
	NetApp, Inc.	4,055	153,279
	SanDisk Corp.	10,400	789,464
	Synopsys, Inc. (d)	33,863	1,455,770
	Western Digital Corp.	39,457	3,836,404
			14,934,290
	Cosmetics & Personal Care 0.2%
	Colgate-Palmolive Co.	14,042	948,116
	Procter & Gamble Co. (The)	12,931	1,089,954
			2,038,070
	Electric 4.3%
	Ameren Corp.	42,085	1,905,609
	American Electric Power Co., Inc.	17,386	1,092,015
	CMS Energy Corp.	1,907	71,951
	Consolidated Edison, Inc.	55,763	3,863,261
	Dominion Resources, Inc.	12,252	942,056
	DTE Energy Co.	17,522	1,571,022
	Duke Energy Corp.	10,847	945,208
	Edison International	48,640	3,314,816
	Entergy Corp.	38,484	3,367,735
	Exelon Corp.	33,657	1,212,998
	FirstEnergy Corp.	3,563	143,696
	Great Plains Energy, Inc.	63,289	1,871,456
	NextEra Energy, Inc.	9,921	1,083,770
	Northeast Utilities	6,457	358,880
	PG&E Corp.	18,417	1,083,104
	Pinnacle West Capital Corp.	36,909	2,590,274
	PPL Corp.	19,384	688,132
	Public Service Enterprise Group, Inc.	93,851	4,005,561
	Southern Co. (The)	20,985	1,064,359
	TECO Energy, Inc.	4,838	103,194
	Westar Energy, Inc.	26,877	1,148,185
	Wisconsin Energy Corp.	2,659	148,292
	Xcel Energy, Inc.	91,436	3,431,593
			36,007,167
	Electrical Components & Equipment 0.2%
	Emerson Electric Co.	19,476	1,108,964
	Energizer Holdings, Inc.	2,619	335,258
			1,444,222
	Electronics 0.6%
	Agilent Technologies, Inc.	29,506	1,114,441
	Jabil Circuit, Inc.	104,780	2,159,516
	Keysight Technologies, Inc. (d)	14,729	491,801
	Thermo Fisher Scientific, Inc.	7,575	948,466
	Vishay Intertechnology, Inc.	12,524	170,577
			4,884,801
	Engineering & Construction 0.2%
	AECOM (d)	12,637	321,232
	Jacobs Engineering Group, Inc. (d)	2,150	81,915
	KBR, Inc.	82,403	1,362,122
			1,765,269
	Entertainment 0.0%‡
	Dolby Laboratories, Inc. Class A	5,826	226,049
	Gaming and Leisure Properties, Inc.	4,398	143,507
			369,556
	Environmental Controls 0.3%
	Covanta Holding Corp.	41,907	856,579
	Waste Management, Inc.	23,716	1,219,714
			2,076,293
	Finance - Consumer Loans 0.3%
	Navient Corp.	43,687	862,381
	Synchrony Financial (d)	62,957	1,942,853
			2,805,234
	Finance - Credit Card 0.2%
	Discover Financial Services	22,726	1,235,840

	Finance - Investment Banker/Broker 0.6%
	Charles Schwab Corp. (The)	36,830	956,843
	Interactive Brokers Group, Inc. Class A	64,620	1,979,311
	Raymond James Financial, Inc.	34,388	1,809,497
			4,745,651
	Finance - Other Services 0.4%
	CME Group, Inc.	11,242	958,943
	NASDAQ OMX Group, Inc. (The)	49,736	2,267,961
			3,226,904
	Food 0.9%
	Ingredion, Inc.	24,151	1,947,537
	Kellogg Co.	14,394	943,958
	Mondelez International, Inc. Class A	34,872	1,228,889
	Pilgrim's Pride Corp.	60,518	1,643,064
	Pinnacle Foods, Inc.	14,239	512,177
	Sysco Corp.	24,294	951,596
	Whole Foods Market, Inc.	10,115	526,941
			7,754,162
	Forest Products & Paper 0.6%
	Domtar Corp.	41,158	1,576,351
	International Paper Co.	49,807	2,622,837
	Veritiv Corp. (d)	21,403	1,088,771
			5,287,959
	Gas 0.9%
	CenterPoint Energy, Inc.	84,327	1,947,111
	Sempra Energy	9,527	1,066,262
	UGI Corp.	65,061	2,406,606
	Vectren Corp.	45,946	2,201,732
			7,621,711
	Hand & Machine Tools 0.1%
	Stanley Black & Decker, Inc.	7,389	691,980

	Health Care - Products 1.0%
	Boston Scientific Corp. (d)	1,227	18,172
	Halyard Health, Inc. (d)	24,230	1,079,931
	Hill-Rom Holdings, Inc.	43,250	2,065,620
	Hologic, Inc. (d)	6,573	199,589
	Hospira, Inc. (d)	45,391	2,879,151
	Medtronic PLC	15,174	1,083,403
	Stryker Corp.	10,347	942,094
	Zimmer Holdings, Inc.	656	73,538
			8,341,498
	Health Care - Services 3.0%
	Aetna, Inc.	13,313	1,222,400
	Anthem, Inc.	9,090	1,226,786
	Cigna Corp.	37,571	4,013,710
	Community Health Systems, Inc. (d)	46,010	2,165,691
	DaVita HealthCare Partners, Inc. (d)	6,173	463,345
	Express Scripts Holding Co. (d)	15,147	1,222,514
	HCA Holdings, Inc. (d)	54,860	3,884,088
	Health Net, Inc. (d)	40,857	2,213,224
	Humana, Inc.	16,481	2,413,478
	LifePoint Hospitals, Inc. (d)	29,769	1,942,130
	Quest Diagnostics, Inc.	16,805	1,194,331
	UnitedHealth Group, Inc.	11,393	1,210,506
	Universal Health Services, Inc. Class B	20,574	2,109,452
			25,281,655
	Home Furnishing 0.6%
	Leggett & Platt, Inc.	48,317	2,059,753
	Whirlpool Corp.	16,384	3,261,727
			5,321,480
	Household Products & Wares 0.2%
	Jarden Corp. (d)	8,875	426,177
	Kimberly-Clark Corp.	10,051	1,085,106
			1,511,283
	Insurance 5.1%
	ACE, Ltd.	10,059	1,085,970
	Aflac, Inc.	19,216	1,096,849
	Alleghany Corp. (d)	5,447	2,408,064
	Allied World Assurance Co. Holdings, A.G.	54,384	2,103,029
	Allstate Corp. (The)	17,541	1,224,186
	American International Group, Inc.	25,300	1,236,411
	American National Insurance Co.	4,608	479,416
	Aspen Insurance Holdings, Ltd.	46,706	2,023,304
	Assurant, Inc.	34,111	2,166,390
	Assured Guaranty, Ltd.	79,754	1,947,593
	Axis Capital Holdings, Ltd.	11,699	595,479
	Berkshire Hathaway, Inc. Class B (d)	8,519	1,225,969
	Chubb Corp. (The)	10,806	1,057,907
	CNA Financial Corp.	7,601	296,135
	Endurance Specialty Holdings, Ltd.	34,315	2,097,333
	Everest Re Group, Ltd.	9,070	1,554,417
	Hanover Insurance Group, Inc. (The)	22,472	1,550,568
	Hartford Financial Services Group, Inc. (The)	7,008	272,611
	Lincoln National Corp.	60,067	3,002,149
	Marsh & McLennan Cos., Inc.	17,734	953,557
	MetLife, Inc.	23,636	1,099,074
	PartnerRe, Ltd.	11,194	1,280,594
	Principal Financial Group, Inc.	1,777	83,395
	Prudential Financial, Inc.	16,194	1,228,801
	Reinsurance Group of America, Inc.	16,708	1,383,589
	RenaissanceRe Holdings, Ltd.	18,713	1,789,524
	StanCorp Financial Group, Inc.	31,146	1,932,298
	Travelers Cos., Inc. (The)	11,921	1,225,717
	Validus Holdings, Ltd.	50,528	2,003,435
	Voya Financial, Inc.	58,054	2,264,686
	W.R. Berkley Corp.	7,641	374,333
	White Mountains Insurance Group, Ltd.	677	436,381
			43,479,164
	Internet 0.4%
	AOL, Inc. (d)	47,014	2,033,356
	Liberty Interactive Corp. Class A (d)	25,352	693,631
	Symantec Corp.	2,191	54,271
	Yahoo!, Inc. (d)	22,166	975,082
			3,756,340
	Investment Management/Advisory Services 0.6%
	Ameriprise Financial, Inc.	7,051	880,952
	BlackRock, Inc.	3,193	1,087,248
	Federated Investors, Inc. Class B	264	8,345
	Franklin Resources, Inc.	21,041	1,084,243
	Legg Mason, Inc.	37,804	2,095,854
	NorthStar Asset Management Group, Inc.	7,347	155,536
			5,312,178
	Iron & Steel 0.2%
	Nucor Corp.	2,070	90,355
	Steel Dynamics, Inc.	39,025	664,986
	United States Steel Corp.	30,950	756,418
			1,511,759
	IT Services 0.0%‡
	CoreLogic, Inc. (d)	1,011	33,565

	Leisure Time 0.5%
	Carnival Corp.	27,769	1,220,725
	Royal Caribbean Cruises, Ltd.	38,972	2,944,335
			4,165,060
	Lodging 0.2%
	Marriott International, Inc. Class A	16,741	1,247,205

	Machinery - Construction & Mining 0.2%
	Caterpillar, Inc.	15,578	1,245,773

	Machinery - Diversified 0.1%
	Deere & Co.	11,283	961,199

	Media 1.4%
	CBS Corp. Class B	17,396	953,475
	Comcast Corp. Class A	23,135	1,229,509
	Gannett Co., Inc.	18,448	572,072
	John Wiley & Sons, Inc. Class A	18,399	1,140,002
	Liberty Media Corp. Class A (d)	9,786	333,213
	Liberty Media Corp. Class C (d)	19,611	669,127
	News Corp. Class A (d)	161,721	2,408,026
	Thomson Reuters Corp.	28,604	1,098,394
	Time Warner, Inc.	12,158	947,473
	Twenty-First Century Fox, Inc. Class A	28,632	949,437
	Walt Disney Co. (The)	11,884	1,080,969
			11,381,697

	Metal Fabricate & Hardware 0.0%‡
	Timken Co. (The)	5,893	223,993

	Mining 0.6%
	Alcoa, Inc.	185,736	2,906,769
	Freeport-McMoRan, Inc.	57,598	968,222
	Newmont Mining Corp.	51,515	1,295,602
			5,170,593
	Miscellaneous - Manufacturing 1.0%
	Carlisle Companies, Inc.	868	77,842
	Danaher Corp.	13,199	1,087,333
	Dover Corp.	2,218	155,349
	Eaton Corp. PLC	15,101	952,722
	General Electric Co.	40,256	961,716
	Ingersoll-Rand PLC	25,567	1,697,649
	Parker Hannifin Corp.	7	815
	Textron, Inc.	70,637	3,006,311
	Trinity Industries, Inc.	1,887	49,949
			7,989,686
	Office & Business Equipment 0.5%
	Pitney Bowes, Inc.	46,181	1,107,420
	Xerox Corp.	250,453	3,298,466
			4,405,886
	Oil & Gas 2.7%
	Anadarko Petroleum Corp.	12,095	988,766
	Apache Corp.	15,831	990,546
	California Resources Corp. (d)	230,806	1,181,727
	Chesapeake Energy Corp.	18,299	350,975
	Chevron Corp.	9,411	964,910
	ConocoPhillips	15,430	971,781
	CVR Energy, Inc.	34,490	1,321,657
	Devon Energy Corp.	16,508	994,937
	Exxon Mobil Corp.	12,649	1,105,775
	Hess Corp.	16,862	1,138,016
	HollyFrontier Corp.	51,151	1,837,344
	Marathon Oil Corp.	43,326	1,152,472
	Marathon Petroleum Corp.	13,846	1,282,001
	Murphy Oil Corp.	29,321	1,316,806
	Murphy USA, Inc. (d)	21,679	1,513,411
	Nabors Industries, Ltd.	415	4,777
	Occidental Petroleum Corp.	12,378	990,240
	PBF Energy, Inc. Class A	1,719	48,304
	Phillips 66	13,753	967,111
	Tesoro Corp.	28,751	2,349,819
	Valero Energy Corp.	23,930	1,265,418
	WPX Energy, Inc. (d)	12,601	134,327
			22,871,120
	Oil & Gas Services 0.4%
	Baker Hughes, Inc.	19,408	1,125,470
	National Oilwell Varco, Inc.	20,800	1,132,144
	Superior Energy Services, Inc.	68,471	1,369,420
			3,627,034
	Packaging & Containers 0.1%
	Rock-Tenn Co. Class A	14,872	965,193

	Pharmaceuticals 0.9%
	Abbott Laboratories	24,477	1,095,590
	Bristol-Myers Squibb Co.	15,854	955,521
	Cardinal Health, Inc.	11,010	915,922
	Eli Lilly & Co.	15,363	1,106,136
	Johnson & Johnson	10,820	1,083,515
	Merck & Co., Inc.	20,072	1,209,940
	Perrigo Co. PLC	227	34,445
	Pfizer, Inc.	39,156	1,223,625
	VCA, Inc. (d)	6,249	325,573
			7,950,267
	Pipelines 0.3%
	Kinder Morgan, Inc.	23,811	977,441
	ONEOK, Inc.	10,093	444,395
	Spectra Energy Corp.	29,022	970,496
			2,392,332
	Real Estate 0.3%
	Jones Lang LaSalle, Inc.	15,049	2,213,407
	Realogy Holdings Corp. (d)	6,347	295,135
			2,508,542
	Real Estate Investment Trusts 5.3%
	American Capital Agency Corp.	28,375	611,481
	Apartment Investment & Management Co. Class A	2,821	112,445
	AvalonBay Communities, Inc.	3,149	544,746
	BioMed Realty Trust, Inc.	1,574	38,484
	Boston Properties, Inc.	1,123	155,872
	Brandywine Realty Trust	12,738	211,578
	Brixmor Property Group, Inc.	6,034	163,521
	Camden Property Trust	12,068	929,839
	CBL & Associates Properties, Inc.	104,677	2,158,440
	Columbia Property Trust, Inc.	50,877	1,244,960
	Corporate Office Properties Trust	43,626	1,308,780
	Digital Realty Trust, Inc.	39,406	2,874,274
	Duke Realty Corp.	19,881	434,002
	Equity Commonwealth (d)	19,767	520,861
	Equity Lifestyle Properties, Inc.	35,468	1,941,164
	Equity Residential	13,963	1,083,669
	General Growth Properties, Inc.	862	26,015
	HCP, Inc.	36,311	1,717,147
	Health Care REIT, Inc.	17,379	1,424,209
	Home Properties, Inc.	30,987	2,184,584
	Hospitality Properties Trust	70,170	2,286,840
	Host Hotels & Resorts, Inc.	150,107	3,435,949
	Iron Mountain, Inc.	43,642	1,738,697
	Mid-America Apartment Communities, Inc.	25,895	2,053,991
	National Retail Properties, Inc.	1,234	52,865
	NorthStar Realty Finance Corp.	8,920	168,677
	Omega Healthcare Investors, Inc.	51,310	2,250,457
	Outfront Media, Inc.	8,121	230,230
	Piedmont Office Realty Trust, Inc. Class A	2,148	41,951
	ProLogis, Inc.	11,502	519,200
	Public Storage	5,425	1,089,557
	Rayonier, Inc.	5,846	171,580
	Realty Income Corp.	157	8,527
	Regency Centers Corp.	488	33,457
	Retail Properties of America, Inc. Class A	117,374	2,076,346
	Senior Housing Properties Trust	6,531	152,107
	Simon Property Group, Inc.	5,410	1,074,751
	Starwood Property Trust, Inc.	22,858	546,992
	Taubman Centers, Inc.	20,538	1,683,089
	Urban Edge Properties (d)	1,272	30,197
	Ventas, Inc.	597	47,647
	Vornado Realty Trust	2,544	280,959
	Weingarten Realty Investors	285	10,682
	Weyerhaeuser Co.	97,875	3,508,819
	WP GLIMCHER, Inc.	74,210	1,312,033
			44,491,671
	Retail 3.0%
	Abercrombie & Fitch Co. Class A	6,410	163,583
	Ascena Retail Group, Inc. (d)	83,406	964,173
	Bed Bath & Beyond, Inc. (d)	11,814	883,333
	Best Buy Co., Inc.	69,012	2,429,222
	Big Lots, Inc.	45,840	2,104,514
	Chico's FAS, Inc.	63,334	1,056,411
	Costco Wholesale Corp.	7,877	1,126,332
	CST Brands, Inc.	41,424	1,785,374
	CVS Health Corp.	11,066	1,086,239
	Darden Restaurants, Inc.	7,582	465,383
	Dick's Sporting Goods, Inc.	15,791	815,605
	Dillard's, Inc. Class A	9,118	1,035,805
	Foot Locker, Inc.	17,002	904,847
	GameStop Corp. Class A	14,481	510,455
	Kohl's Corp.	10,938	653,217
	Michaels Cos., Inc. (The) (d)	35,254	909,553
	Rite Aid Corp. (d)	279,927	1,953,891
	Signet Jewelers, Ltd.	2,595	314,281
	Staples, Inc.	169,361	2,887,605
	Target Corp.	16,509	1,215,228
	Wal-Mart Stores, Inc.	14,207	1,207,311
	Walgreens Boots Alliance, Inc.	14,856	1,095,630
			25,567,992
	Semiconductors 1.0%
	Intel Corp.	36,432	1,203,713
	Lam Research Corp.	24,057	1,838,917
	Micron Technology, Inc. (d)	41,950	1,227,667
	NVIDIA Corp.	104,720	2,011,148
	ON Semiconductor Corp. (d)	47,785	478,328
	Teradyne, Inc.	110,682	2,003,344
			8,763,117
	Semiconductors & Semiconductor Equipment 0.1%
	Broadcom Corp. Class A	13,208	560,481

	Shipbuilding 0.2%
	Huntington Ingalls Industries, Inc.	16,109	1,878,309

	Software 0.8%
	Citrix Systems, Inc. (d)	30,762	1,822,956
	Electronic Arts, Inc. (d)	43,762	2,400,783
	Microsoft Corp.	29,667	1,198,547
	Nuance Communications, Inc. (d)	106,545	1,464,461
			6,886,747
	Telecommunications 2.1%
	Amdocs, Ltd.	11,097	534,653
	AT&T, Inc.	33,612	1,106,507
	CenturyLink, Inc.	33,236	1,235,382
	Cisco Systems, Inc.	45,787	1,207,174
	Corning, Inc.	52,389	1,245,287
	EchoStar Corp. Class A (d)	37,786	1,971,296
	Frontier Communications Corp.	366,167	2,458,811
	Harris Corp.	31,827	2,136,547
	Juniper Networks, Inc.	77,684	1,765,757
	Sprint Corp. (d)	260,675	1,120,903
	T-Mobile U.S., Inc. (d)	37,491	1,131,478
	Windstream Holdings, Inc.	211,863	1,684,311
	Zayo Group Holdings, Inc. (d)	53	1,471
			17,599,577
	Textiles 0.2%
	Cintas Corp.	24,891	1,958,922

	Transportation 0.5%
	Con-way, Inc.	22,671	928,831
	CSX Corp.	36,917	1,229,336
	FedEx Corp.	7,208	1,218,945
	Norfolk Southern Corp.	9,339	952,298
			4,329,410
	Trucking & Leasing 0.1%
	AMERCO (d)	3,755	1,074,343

	Total Common Stocks (Cost $370,597,956)		455,789,879

	Exchange-Traded Funds 6.5% (e)
¤	iShares Intermediate Credit Bond Fund	79,111	8,802,681
¤	iShares Intermediate Government / Credit Bond Fund	227,607	25,646,757
	iShares Russell 1000 Value Index Fund	36,790	3,689,301
	S&P 500 Index - SPDR Trust Series 1	6,493	1,295,159
	S&P Midcap 400 Index - Midcap SPDR Trust Series 1	12,013	3,136,234
¤	Vanguard Mid-Cap Value	144,588	12,623,978
	Total Exchange-Traded Funds (Cost $53,951,300)		55,194,110

	Number of Rights
Rights 0.0%‡
Food & Staples Retailing 0.0%‡
Safeway Casa Ley CVR Expires 1/30/19 (f)	17,798	18,063
Safeway PDC, LLC CVR Expires 1/30/17 (f)	17,798	869
Total Rights (Cost $18,932)		18,932

	Principal Amount
Short-Term Investments 0.3%
Repurchase Agreements 0.3%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,237,301 (Collateralized by Federal National Mortgage Association securities with rates between 2.12% and 2.17% and a maturity date of 11/7/22, with a Principal Amount of $1,275,000 and a Market Value of $1,264,108)	$1,237,301	1,237,301

TD Securities (U.S.A.) LLC 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,341,006 (Collateralized by a United States Treasury Note with a rate of 0.875% and a maturity date of 12/31/16, with a Principal Amount of $1,357,300 and a Market Value of $1,367,827)	1,341,000	1,341,000
Total Short-Term Investments (Cost $2,578,301)		2,578,301
Total Investments (Cost $744,963,640) (i)	99.1%	838,866,981
Other Assets, Less Liabilities	0.9	7,406,302
Net Assets	100.0%	$846,273,283

	Contracts Long	Unrealized Appreciation (Depreciation)(g)
Futures Contracts (0.0%) ‡
United States Treasury Note March 2015 (2 Year) (h)	32	$15,396
Total Futures Contracts Long (Notional Amount $7,032,500)		15,396

	Contracts Short

United States Treasury Note March 2015 (5 Year) (h)	(8)	(19,589)
March 2015 (10 Year) (h)	(14)	(68,296)
Total Futures Contracts Short (Notional Amount $2,803,000)		(87,885)
Total Futures Contracts (Notional Amount $4,229,500)		$(72,489)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(d)	Non-income producing security.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $18,932, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(h)	As of January 31, 2015, cash in the amount of $70,066 was on deposit with a broker for futures transactions.
(i)	As of January 31, 2015, cost was $749,995,576 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$99,735,544
Gross unrealized depreciation	(10,864,139)
Net unrealized appreciation	$88,871,405

The following abbreviations are used in the preceding pages:
CVR	—Contingent Value Right
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$18,578,834	$—	$18,578,834
Corporate Bonds	—	131,016,135	—	131,016,135
Foreign Government Bonds	—	4,175,364	—	4,175,364
Mortgage-Backed Securities	—	6,573,582	—	6,573,582
U.S. Government & Federal Agencies	—	164,536,971	—	164,536,971
Yankee Bond	—	404,873	—	404,873
Total Long-Term Bonds	—	325,285,759	—	325,285,759
Common Stocks	455,789,879	—	—	455,789,879
Exchange-Traded Funds	55,194,110	—	—	55,194,110
Rights (b)	—	—	18,932	18,932
Short-Term Investments
Repurchase Agreements	—	2,578,301	—	2,578,301
Total Investments in Securities	510,983,989	327,864,060	18,932	838,866,981
Other Financial Instruments
Futures Contracts Long (c)	15,396	—	—	15,396
Total Investments in Securities and Other Financial Instruments	$510,999,385	$327,864,060	$18,932	$838,882,377

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (c)	$(87,885)	$—	$—	$(87,885)
Total Other Financial Instruments	$(87,885)	$—	$—	$(87,885)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $18,932 are held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, securities with a total value of $1,743,550 transferred from Level 3 to Level 2. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2014, the fair value obtained for these securities utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Asset-Backed Securities
Other ABS	$1,743,550	$-	$-	$-	$-	$-	$-	$(1,743,550)	$-	$-
Rights
Food & Staples Retailing	-	-	-	-	18,932	-	-	-	18,932	-
Total	$1,743,550	$-	$-	$-	$18,932	$-	$-	$(1,743,550)	$18,932	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 95.3% †
	Airport 4.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,212,160
	City of Fresno California Airport, Revenue Bonds Series B 5.00%, due 7/1/20 (a)	1,020,000	1,182,394
	Los Angeles, Department of Airports, International Airport, Revenue Bonds Series B 5.00%, due 5/15/31	1,500,000	1,733,370
	Sacramento County, California Airport System, Revenue Bonds Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	670,877
			4,798,801
	Development 4.7%
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	1,650,000	1,889,943
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	500,000	527,380
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,164,070
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	457,553
	Inland Valley Development Agency, Tax Allocation Series A 5.25%, due 9/1/37	500,000	589,315
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	664,750
			5,293,011
	Education 2.8%
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/32	1,095,000	1,243,121
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	500,000	590,720
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	647,748
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	532,680
	Folsom Cordova Unified School District School Facilities Improvement, Election 2007, Unlimited General Obligation Insured: GTY (zero coupon), due 10/1/34	250,000	113,067
			3,127,336
	Facilities 3.6%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	190,000	190,855
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series H, Insured: AMBAC 5.50%, due 7/1/16	450,000	462,235
	Series H, Insured: AMBAC 5.50%, due 7/1/17	250,000	257,180
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,445,000	1,585,728
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 5.00%, due 9/1/28	285,000	285,060
	Insured: NATL-RE 5.00%, due 9/1/36	320,000	320,058
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	500,000	579,205
	Series A 7.00%, due 11/15/39	300,000	355,038
			4,035,359
	General 17.1%
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds
	Insured: AGM (zero coupon), due 9/1/23	1,000,000	802,320
	Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	1,000,000	1,086,110
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,188,060
	Brentwood Infrastructure Financing Authority, Special Assessment
	Series A, Insured: AGM 4.00%, due 9/2/35	400,000	420,964
	Series A, Insured: AGM 5.00%, due 9/2/30	715,000	847,783
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	579,275
	Cathedral City Public Financing Authority, Tax Allocation Series A, Insured: NATL-RE (zero coupon), due 8/1/30	1,085,000	548,826
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,577,099
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	944,726
¤	Guam Government, Business Privilege, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,146,151
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,187,060
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	819,124
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	165,000	169,811
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	1,021,572
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 8/1/40	1,215,000	242,186
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,199,910
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	899,310
	Southern California Public Power Authority, Natural Gas Project, Revenue Bonds Series A 5.00%, due 11/1/33	725,000	882,571
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	561,210
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds Insured: AGM 5.00%, due 10/1/29	1,000,000	1,158,270
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	500,000	578,740
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	470,000	537,765
			19,398,843
	General Obligation 5.1%
	California State, General Obligation 6.00%, due 4/1/38	500,000	604,800
	Commonwealth of Puerto Rico, Public Improvement, General Obligation
	Series A, Insured: AGC 5.00%, due 7/1/23	100,000	101,108
	Insured: AGM 5.25%, due 7/1/26	100,000	103,461
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	370,000	378,728
	Insured: AGM 5.50%, due 7/1/19	790,000	836,721
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	430,000	454,540
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	200,000	212,728
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	193,634
¤	Kern Community College District, Safety Repair & Improvement, General Obligation
	Series C 5.25%, due 11/1/31	1,500,000	1,696,155
	Series C 5.75%, due 11/1/34	650,000	821,639
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/21	250,000	249,980
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	100,000	105,714
	Yuba Community College District, Election 2006, Unlimited General Obligation Series B, Insured: AMBAC (zero coupon), due 8/1/42	100,000	25,683
			5,784,891
	Higher Education 2.8%
	California Educational Facilities Authority, Claremont Mckenna College, Revenue Bonds 5.00%, due 1/1/39	1,630,000	1,837,059
	California Municipal Finance Authority, Touro College & University System, Revenue Bonds Series A 5.25%, due 1/1/40	250,000	284,450
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,087,560
			3,209,069
	Housing 1.0%
	California Municipal Finance Authority, Caritas Affordable Housing, Inc., Revenue Bonds Series A 5.25%, due 8/15/39	1,000,000	1,133,100

	Medical 5.0%
	California Health Facilities Financing Authority, Lucile Packard Children's Hospital, Revenue Bonds Series A 5.00%, due 8/15/51	1,500,000	1,686,045
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,000,000	1,133,170
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	500,000	534,495
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.25%, due 12/1/44	1,000,000	1,120,200
	City of Whittier, California, Health Facility Presbyterian Inter Community Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,242,290
			5,716,200
	Mello-Roos 0.7%
	San Marcos Public Facilities Authority, Special Tax Series A, Insured: AGM 4.00%, due 9/1/38	750,000	782,888

	Nursing Homes 1.0%
	Abag Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	557,435
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	627,336
			1,184,771
	Pollution 2.0%
¤	California Pollution Control Financing Authority, Pacific Gas & Electric, Revenue Bonds 0.01%, due 11/1/26 (b)	2,300,000	2,300,000

	Power 0.3%
	Puerto Rico Electric Power Authority, Revenue Bonds
	Insured: AGM 4.20%, due 7/1/19	170,000	170,479
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	226,339
			396,818
	School District 21.6%
	Alhambra City Elementary School District, Election of 1999, Unlimited General Obligation Series B, Insured: NATL-RE (zero coupon), due 9/1/31	2,880,000	1,521,360
	Alum Rock Union Elementary School District, Election of 2008, Unlimited General Obligation Series A, Insured: GTY 5.00%, due 8/1/33	400,000	451,632
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	983,186
	Anaheim, California, School District, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	1,500,000	1,901,490
	Arcadia Unified School District, Election 2006, General Obligation Series A, Insured: AGM 5.00%, due 8/1/32	1,000,000	1,079,940
	Centinela Valley Union High School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/36	500,000	633,300
¤	Centinela Valley Union High School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/34	2,750,000	821,755
	Series A 5.75%, due 8/1/41	1,000,000	1,222,090
	Coalinga-Huron Joint Unified School District, Election 2010, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/36	2,750,000	1,065,157
	Denair Unified School District, Election 2007, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/33	1,105,000	492,101
	El Monte Union High School District, Election of 2008, General Obligation Series A, Insured: GTY 5.50%, due 6/1/34	1,000,000	1,146,230
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,212,264
	Los Angeles Unified School District, Unlimited General Obligation Series D 5.00%, due 1/1/34	1,410,000	1,618,976
	Oakland Unified School District, Alameda County, Election of 2012, General Obligation 6.625%, due 8/1/38	500,000	623,730
	Oceanside, California Unified School District, Unlimited General Obligation Series C (zero coupon), due 8/1/51	1,250,000	150,475
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	433,753
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation Series C (zero coupon), due 8/1/47	3,500,000	613,025
	Pomona Unified School District, Election 2010, Unlimited General Obligation Series C (zero coupon), due 8/1/52	7,500,000	939,300
	San Diego Unified School District, Election 1998, Unlimited General Obligation Series E-2, Insured: AGM 5.50%, due 7/1/27	150,000	201,794
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	1,018,852
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/47	2,500,000	265,550
¤	Santa Barbara Unified School District, Election of 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,001,880
	Series B 5.00%, due 8/1/38	1,000,000	1,172,870
	Stockton Unified School District, Unlimited General Obligation
	Insured: AGM 5.00%, due 7/1/28	500,000	584,165
	Insured: AGM 5.00%, due 1/1/29	200,000	232,634
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,514,676
	Twin Rivers Unified School District, Unlimited General Obligation Series A, Insured: BAM (zero coupon), due 2/1/39	3,500,000	977,970
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	675,300
			24,555,455
	Tobacco Settlement 5.4%
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	790,000	689,417
	5.125%, due 6/1/38	50,000	42,695
	5.60%, due 6/1/36	500,000	472,620
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	465,000	457,198
	Series A-1 5.125%, due 6/1/47	1,000,000	813,960
	Series A-1 5.75%, due 6/1/47	1,000,000	889,310
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds Series A-1 5.375%, due 6/1/38	820,000	721,936
¤	Tobacco Securitization Authority Southern California, Asset-Backed, Revenue Bonds
	Series A-1 5.00%, due 6/1/37	1,300,000	1,122,459
	Series A-1 5.125%, due 6/1/46	1,125,000	964,125
			6,173,720
	Transportation 8.9%
	Alameda Corridor Transportation Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,198,910
¤	Bay Area Toll Authority, Revenue Bonds
	Series F-1 5.00%, due 4/1/34	1,000,000	1,175,480
	Series F-1 5.125%, due 4/1/39	850,000	1,000,068
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	608,900
	Port of Los Angeles, Harbor Department, Revenue Bonds Series A 5.00%, due 8/1/36 (a)	1,000,000	1,177,880
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series M, Insured: GTY 4.125%, due 7/1/19	120,000	121,542
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	669,389
	Insured: AMBAC 5.50%, due 7/1/26	130,000	131,921
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,777,635
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	1,000,000	1,114,420
	Series B 5.25%, due 1/15/44	1,000,000	1,112,250
			10,088,395
	Utilities 1.1%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,100,000	1,275,813

	Water 8.0%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	534,195
	Bay Area Water Supply & Conservation Agency, Revenue Bonds Series A 5.00%, due 10/1/30	1,000,000	1,200,590
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (c)	1,270,000	1,318,272
	El Centro Financing Authority, Waste Water, Revenue Bonds
	Series A, Insured: AGM 3.50%, due 10/1/35	675,000	685,699
	Series A, Insured: AGM 5.00%, due 10/1/32	500,000	592,600
	Florin Resource Conservation District, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 9/1/32	1,500,000	1,718,670
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,160,880
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,198,590
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,232
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	616,690
			9,051,418
	Total Municipal Bonds (Cost $101,557,073)		108,305,888

		Shares
	Closed-End Funds 1.5%
	California 1.5%
	BlackRock MuniYield California Insured Fund, Inc.	36,232	573,190
	Nuveen California AMT-Free Municipal Income Fund	70,693	1,090,086
	Total Closed-End Funds (Cost $1,595,852)		1,663,276
	Total Investments (Cost $103,152,925) (f)	96.8%	109,969,164
	Other Assets, Less Liabilities	3.2	3,640,209
	Net Assets	100.0%	$113,609,373

		Contracts Short	Unrealized Appreciation (Depreciation) (d)
	Futures Contracts (0.5%)
	United States Treasury Note March 2015 (10 Year) (e)	(57)	$(279,778)
	United States Long Bond March 2015 (e)	(30)	(325,377)
	Total Futures Contracts (Notional Amount $11,998,313)		$(605,155)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2015.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(e)	As of January 31, 2015, cash in the amount of $170,445 was on deposit with a broker for futures transactions.
(f)	As of January 31, 2015, cost was $103,152,925 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,865,314
Gross unrealized depreciation	(49,075)
Net unrealized appreciation	$6,816,239

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$108,305,888	$—	$108,305,888
Closed-End Funds	1,663,276	—	—	1,663,276
Total Investments in Securities	$1,663,276	$108,305,888	$—	$109,969,164

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(605,155)	$—	$—	$(605,155)
Total Other Financial Instruments	$(605,155)	$—	$—	$(605,155)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.5% †
Equity Funds 37.9%
MainStay Cushing MLP Premier Fund Class I	71,454	$1,496,962
MainStay Cushing Renaissance Advantage Fund Class I	458,364	9,671,474
MainStay Cushing Royalty Energy Income Fund Class I	164,196	1,531,951
MainStay Emerging Markets Opportunities Fund Class I (a)	1,095,038	10,545,214
MainStay Epoch Global Choice Fund Class I (a)	709,030	13,627,562
MainStay Epoch U.S. All Cap Fund Class I	506,787	14,200,173
MainStay ICAP Equity Fund Class I	275,853	13,660,228
MainStay ICAP International Fund Class I	386,581	12,714,662
MainStay International Equity Fund Class I	319,402	4,165,007
MainStay International Opportunities Fund Class I	1,295,779	10,871,585
MainStay Large Cap Growth Fund Class I	1,525,740	15,745,636
MainStay MAP Fund Class I	475,536	20,471,808
MainStay Marketfield Fund Class I (b)	538,446	8,534,370
MainStay S&P 500 Index Fund Class I	41,997	1,940,665
MainStay U.S. Equity Opportunities Fund Class I	2,358,864	19,413,455
MainStay U.S. Small Cap Fund Class I	399,485	10,318,687
Total Equity Funds (Cost $150,431,572)		168,909,439
Fixed Income Funds 54.6%
MainStay Floating Rate Fund Class I	2,721,864	25,231,683
MainStay High Yield Corporate Bond Fund Class I	2,651,996	15,222,457
MainStay Indexed Bond Fund Class I (a)	5,458,208	61,841,495
MainStay Short Duration High Yield Fund Class I (a)	2,006,316	19,762,212
MainStay Total Return Bond Fund Class I (a)	9,575,215	103,986,830
MainStay Unconstrained Bond Fund Class I	1,952,933	17,674,041
Total Fixed Income Funds (Cost $240,578,628)		243,718,718
Total Affiliated Investment Companies (Cost $391,010,200)		412,628,157

	Principal Amount
Short-Term Investment 7.5%
Repurchase Agreement 7.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $33,392,979 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $34,705,000 and a Market Value of $34,063,964)	$33,392,979	33,392,979
Total Short-Term Investment (Cost $33,392,979)		33,392,979
Total Investments (Cost $424,403,179) (c)	100.0%	446,021,136
Other Assets, Less Liabilities	0.0 ‡	191,101
Net Assets	100.0%	$446,212,237

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2015, cost was $426,551,391 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$24,802,292
Gross unrealized depreciation	(5,332,547)
Net unrealized appreciation	$19,469,745

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$168,909,439	$—	$—	$168,909,439
Fixed Income Funds	243,718,718	—	—	243,718,718
Short-Term Investment
Repurchase Agreement	—	33,392,979	—	33,392,979
Total Investments in Securities	$412,628,157	$33,392,979	$—	$446,021,136

(a) For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.5% †
	Aerospace & Defense 5.4%
	Precision Castparts Corp.	153,776	$30,770,577
	Textron, Inc.	687,710	29,268,938
			60,039,515
	Banks 2.2%
	First Republic Bank	474,825	24,178,089

	Beverages 1.6%
	Diageo PLC, Sponsored ADR	111,507	13,172,322
	SABMiller PLC, Sponsored ADR	88,230	4,827,946
			18,000,268
	Biotechnology 5.8%
	Alexion Pharmaceuticals, Inc. (a)	116,290	21,308,980
	Gilead Sciences, Inc. (a)	266,710	27,959,209
	Pharmacyclics, Inc. (a)	88,594	14,950,237
			64,218,426
	Capital Markets 3.9%
	Affiliated Managers Group, Inc. (a)	116,066	23,853,885
	Ameriprise Financial, Inc.	162,195	20,264,643
			44,118,528
	Electronic Equipment, Instruments & Components 2.1%
	Trimble Navigation, Ltd. (a)	993,289	23,680,010

	Energy Equipment & Services 1.3%
	Schlumberger, Ltd.	171,255	14,109,700

	Health Care Providers & Services 5.1%
¤	Catamaran Corp. (a)	879,312	43,886,462
	Envision Healthcare Holdings, Inc. (a)	374,035	12,859,323
			56,745,785
	Hotels, Restaurants & Leisure 4.0%
¤	Starbucks Corp.	511,880	44,804,856

	Household Durables 2.1%
	PulteGroup, Inc.	1,165,799	24,003,801

	Household Products 0.5%
	Church & Dwight Co., Inc.	66,788	5,404,485

	Internet & Catalog Retail 3.4%
¤	Amazon.com, Inc. (a)	106,908	37,902,093

	Internet Software & Services 16.0%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	175,681	15,649,663
	CoStar Group, Inc. (a)	131,439	24,251,810
¤	Facebook, Inc. Class A (a)	480,241	36,455,094
	Google, Inc. Class A (a)	60,110	32,312,131
	MercadoLibre, Inc.	159,461	19,763,596
¤	Rackspace Hosting, Inc. (a)	1,102,187	49,554,328
			177,986,622
	IT Services 3.0%
	Visa, Inc. Class A	131,573	33,539,274

	Media 8.9%
	CBS Corp. Class B	286,628	15,710,081
	Comcast Corp. Class A	529,817	28,157,124
	Time Warner Cable, Inc.	100,357	13,661,598
¤	Walt Disney Co. (The)	457,529	41,616,838
			99,145,641
	Multiline Retail 2.4%
	Dollar General Corp. (a)	398,813	26,744,400

	Oil, Gas & Consumable Fuels 4.6%
	Anadarko Petroleum Corp.	306,256	25,036,428
	EOG Resources, Inc.	296,286	26,378,343
			51,414,771
	Personal Products 2.2%
	Estee Lauder Cos., Inc. (The) Class A	344,258	24,301,172

	Pharmaceuticals 2.0%
	Perrigo Co. PLC	145,509	22,079,536

	Semiconductors & Semiconductor Equipment 3.4%
¤	Micron Technology, Inc. (a)	1,286,020	37,635,375

	Software 5.0%
¤	Salesforce.com, Inc. (a)	984,915	55,598,452

	Specialty Retail 3.8%
¤	Home Depot, Inc. (The)	402,850	42,065,597

	Technology Hardware, Storage & Peripherals 3.4%
¤	Stratasys, Ltd. (a)	472,778	37,581,123

	Textiles, Apparel & Luxury Goods 2.4%
	NIKE, Inc. Class B	285,081	26,298,722

	Trading Companies & Distributors 3.0%
	Fastenal Co.	763,462	33,897,713

	Total Common Stocks (Cost $961,556,582)		1,085,493,954

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $25,632,971 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $26,455,000 and a Market Value of $26,147,170)	$25,632,971	25,632,971
	Total Short-Term Investment (Cost $25,632,971)		25,632,971
	Total Investments (Cost $987,189,553) (b)	99.8%	1,111,126,925
	Other Assets, Less Liabilities	0.2	2,669,013
	Net Assets	100.0%	$1,113,795,938

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $987,663,376 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$146,261,947
Gross unrealized depreciation	(22,798,398)
Net unrealized appreciation	$123,463,549

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,085,493,954	$—	$—	$1,085,493,954
Short-Term Investment
Repurchase Agreement	—	25,632,971	—	25,632,971
Total Investments in Securities	$1,085,493,954	$25,632,971	$—	$1,111,126,925

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 85.1% †
	Brazil 4.4%
	Ambev S.A. (Beverages)	42,900	$281,870
	Banco Bradesco S.A. (Banks)	40,200	501,891
	Banco do Brasil S.A. (Banks)	59,000	454,278
	Cia de Saneamento de Minas Gerais-COPASA (Water Utilities)	11,300	71,592
	Cia Energetica de Minas Gerais (Electric Utilities)	13,600	63,356
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household Durables)	66,500	267,908
	Direcional Engenharia S.A. (Household Durables)	98,900	239,579
	Even Construtora e Incorporadora S.A. (Household Durables)	180,700	291,598
	Gafisa S.A. (Household Durables)	88,600	62,737
	JBS S.A. (Food Products)	295,700	1,260,713
	Kroton Educacional S.A. (Diversified Consumer Services)	242,600	1,112,077
	Magazine Luiza S.A. (Multiline Retail)	94,400	238,529
	Minerva S.A. (Food Products) (a)	7,800	25,087
	MRV Engenharia e Participacoes S.A. (Household Durables)	42,200	108,675
	Multiplus S.A. (Media)	27,100	350,964
	Petroleo Brasileiro S.A. (Oil, Gas & Consumable Fuels)	131,700	394,622
	Porto Seguro S.A. (Insurance)	94,500	954,421
	Restoque Comercio e Confeccoes de Roupas S.A. (Textiles, Apparel & Luxury Goods)	16,800	46,582
	Sao Martinho S.A. (Food Products)	27,500	349,073
	Sul America S.A. (Insurance)	225,100	957,194
	Tecnisa S.A. (Household Durables)	76,300	89,572
	Via Varejo S.A. (Specialty Retail) (a)	41,000	269,692
			8,392,010
	Chile 0.8%
	AES Gener S.A. (Independent Power & Renewable Electricity Producers)	190,245	99,089
	Banco de Credito e Inversiones (Banks)	8,668	365,282
	Corpbanca S.A. (Banks)	43,395,132	479,444
	Empresas CMPC S.A. (Paper & Forest Products)	68,561	171,949
	Empresas Copec S.A. (Oil, Gas & Consumable Fuels)	22,511	255,815
	Vina Concha y Toro S.A. (Beverages)	64,187	117,011
			1,488,590
	China 19.2%
	Agricultural Bank of China, Ltd. Class H (Banks)	1,689,000	830,088
	ANTA Sports Products, Ltd. (Textiles, Apparel & Luxury Goods)	435,000	772,106
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	170,500	232,691
	Asia Cement China Holdings Corp. (Construction Materials)	216,000	110,894
	Bank of China, Ltd. Class H (Banks)	2,517,000	1,405,855
	Bank of Communications Co., Ltd. Class H (Banks)	14,000	11,775
	Boer Power Holdings, Ltd. (Electrical Equipment)	203,000	222,055
	BYD Co., Ltd., Sponsored ADR (Automobiles)	900	6,516
	BYD Electronic International Co., Ltd. (Communications Equipment)	326,000	342,724
	CGN Power Co., Ltd. Class H (Independent Power & Renewable Electricity Producers) (a)(b)	241,000	101,967
	Changshouhua Food Co., Ltd. (Food Products)	4,000	2,735
	Chaowei Power Holdings, Ltd. (Auto Components)	243,000	101,560
	China CITIC Bank Corp., Ltd. Class H (Banks)	679,000	504,501
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	501,000	544,797
	China Construction Bank Corp. Class H (Banks)	1,285,000	1,034,325
	China Everbright Bank Co., Ltd. Class H (Banks)	733,000	391,448
	China Everbright, Ltd. (Capital Markets)	116,000	250,785
	China Life Insurance Co., Ltd. Class H (Insurance)	300,000	1,186,100
	China Lilang, Ltd. (Textiles, Apparel & Luxury Goods)	331,000	208,361
	China Merchants Bank Co., Ltd. Class H (Banks)	64,500	144,604
	China Minsheng Banking Corp., Ltd. Class H (Banks)	21,800	26,546
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	262,500	3,457,200
	China National Materials Co., Ltd. Class H (Construction Materials)	351,000	93,723
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	110,000	87,264
	China Power International Development, Ltd. (Independent Power & Renewable Electricity Producers)	710,000	409,388
	China Railway Group, Ltd. Class H (Construction & Engineering)	992,000	729,384
	China Resources Land, Ltd. (Real Estate Management & Development)	261,555	671,406
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	446,500	1,223,911
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,526,000	905,486
	China Travel International Investment Hong Kong, Ltd. (Hotels, Restaurants & Leisure)	1,028,000	342,123
	China Unicom Hong Kong, Ltd. (Diversified Telecommunication Services)	620,000	937,322
	Chongqing Changan Automobile Co., Ltd. Class B (Automobiles)	269,000	670,739
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	546,000	718,393
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels)	500	66,575
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	1,544,000	840,483
	Dongyue Group, Ltd. (Chemicals)	756,000	264,278
	Fufeng Group, Ltd. (Chemicals)	253,000	127,931
	GOME Electrical Appliances Holdings, Ltd. (Specialty Retail)	7,177,000	999,853
	Guangdong Investment, Ltd. (Water Utilities)	768,000	1,026,338
	Guangzhou R&F Properties Co., Ltd. Class H (Real Estate Management & Development)	313,600	360,027
	Huadian Power International Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	1,222,000	1,116,025
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	904,000	1,275,719
	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	2,098,000	1,512,818
	Jiangnan Group, Ltd. (Electrical Equipment)	1,220,000	223,469
	Metallurgical Corp. of China, Ltd. Class H (Construction & Engineering)	989,000	304,904
	New China Life Insurance Co., Ltd. Class H (Insurance) (c)(d)	228,400	1,318,435
	Pacific Online, Ltd. (Internet Software & Services)	200,000	73,527
	Peak Sport Products Co., Ltd. (Textiles, Apparel & Luxury Goods)	380,000	103,918
	PetroChina Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	448,000	483,696
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	500	5,318
	Sany Heavy Equipment International Holdings Co., Ltd. (Machinery) (a)	471,000	100,855
	Shandong Chenming Paper Holdings, Ltd. Class H (Paper & Forest Products)	521,500	257,645
	Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. Class H (Pharmaceuticals)	114,000	189,993
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	229,000	677,934
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	658,000	219,834
	Shenzhen Expressway Co., Ltd. Class H (Transportation Infrastructure)	450,000	350,025
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	1,464,000	1,048,102
	Sunny Optical Technology Group Co., Ltd. (Electronic Equipment, Instruments & Components)	6,000	9,164
	TCL Communication Technology Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	354,000	312,797
¤	Tencent Holdings, Ltd. (Internet Software & Services)	157,900	2,686,559
	Tianneng Power International, Ltd. (Auto Components)	282,000	69,115
	TravelSky Technology, Ltd. Class H (IT Services)	319,000	338,245
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	197,000	108,000
	Welling Holding, Ltd. (Household Durables)	514,000	94,813
	Xiamen International Port Co., Ltd. Class H (Transportation Infrastructure)	1,114,000	283,088
	Xingda International Holdings, Ltd. (Auto Components)	383,000	120,053
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	308,000	393,726
	Zijin Mining Group Co., Ltd. Class H (Metals & Mining)	1,512,000	466,143
			36,508,177
	Colombia 0.1%
	Ecopetrol S.A. (Oil, Gas & Consumable Fuels)	165,680	132,748

	Czech Republic 0.2%
	CEZ A.S. (Electric Utilities)	17,965	421,288

	Egypt 0.9%
	Commercial International Bank Egypt S.A.E. (Banks)	185,997	1,352,451
	Orascom Telecom Media and Technology Holding S.A.E (Wireless Telecommunication Services) (a)	625,972	106,390
	Telecom Egypt Co. (Diversified Telecommunication Services)	172,606	276,304
			1,735,145
	Greece 0.1%
	FF Group (Specialty Retail) (a)	2,943	88,095
	Metka S.A. (Machinery)	1,411	14,366
	Mytilineos Holdings S.A. (Metals & Mining) (a)	2,263	12,862
			115,323
	Hong Kong 1.7%
	Belle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	109,000	123,309
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	558,000	395,882
	China Resources Cement Holdings, Ltd. (Construction Materials)	406,000	242,480
	Comba Telecom Systems Holdings, Ltd. (Communications Equipment)	791,000	190,804
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	172,000	118,700
	Huabao International Holdings, Ltd. (Chemicals)	408,000	321,566
	Lijun International Pharmaceutical Holding Co., Ltd. (Pharmaceuticals)	780,000	365,234
	NetDragon Websoft, Inc. (Software)	143,500	251,745
	PAX Global Technology, Ltd. (Electronic Equipment, Instruments & Components) (a)	114,000	106,908
	Real Nutriceutical Group, Ltd. (Personal Products)	400,000	113,515
	Shimao Property Holdings, Ltd. (Real Estate Management & Development)	33,500	70,869
	Skyworth Digital Holdings, Ltd. (Household Durables)	582,000	329,577
	TCC International Holdings, Ltd. (Construction Materials)	786,000	286,932
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	244,000	229,135
			3,146,656
	India 8.5%
	Aban Offshore, Ltd. (Energy Equipment & Services)	45,951	348,704
	AIA Engineering, Ltd. (Machinery)	8,964	164,778
	Alembic Pharmaceuticals, Ltd. (Pharmaceuticals)	14,593	110,528
	Amtek Auto, Ltd. (Auto Components)	125,244	350,546
	Andhra Bank (Banks) (a)	246,613	365,530
	Apollo Tyres, Ltd. (Auto Components)	98,255	383,914
	Ashok Leyland, Ltd. (Machinery) (a)	360,404	383,186
	Aurobindo Pharma, Ltd. (Pharmaceuticals)	64,257	1,296,345
	Bharat Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	69,292	840,208
	Ceat, Ltd. (Auto Components)	25,250	334,424
	Cox & Kings, Ltd. (Hotels, Restaurants & Leisure)	77,228	378,129
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	51,852	395,745
	Gateway Distriparks, Ltd. (Transportation Infrastructure)	39,650	245,256
	Great Eastern Shipping Co., Ltd. (The) (Oil, Gas & Consumable Fuels)	7,806	45,663
	Gujarat Pipavav Port, Ltd. (Transportation Infrastructure) (a)	66,866	222,671
	Gujarat State Fertilisers & Chemicals, Ltd. (Chemicals)	195,361	316,533
	Gujarat State Petronet, Ltd. (Gas Utilities)	37,225	69,359
	HCL Technologies, Ltd. (IT Services)	40,167	1,163,698
	Hero MotoCorp, Ltd. (Automobiles)	9,643	446,846
	Hexaware Technologies, Ltd. (IT Services)	110,078	402,117
	Hindalco Industries, Ltd. (Metals & Mining)	336,030	760,930
	Hindustan Zinc, Ltd. (Metals & Mining)	17,438	49,145
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	7,675	158,122
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	46,553	443,469
	Indian Bank (Banks)	76,866	229,971
	Infosys, Ltd. (IT Services)	12,468	431,171
	Jammu & Kashmir Bank, Ltd. (The) (Banks)	13,312	32,842
	JK Lakshmi Cement, Ltd. (Construction Materials)	26,010	163,363
	Karnataka Bank, Ltd. (The) (Banks)	131,287	302,065
	Kaveri Seed Co., Ltd. (Food Products)	18,153	214,841
	Manappuram Finance, Ltd. (Consumer Finance)	304,735	158,924
	Mphasis, Ltd. (IT Services)	2,906	16,985
	NMDC, Ltd. (Metals & Mining)	12,902	29,216
	Oriental Bank of Commerce (Banks)	23,590	100,858
	PC Jeweller, Ltd. (Specialty Retail)	6,011	26,020
	Power Finance Corp., Ltd. (Diversified Financial Services)	49,789	239,560
	PTC India, Ltd. (Independent Power & Renewable Electricity Producers)	234,289	377,147
	Reliance Infrastructure, Ltd. (Electric Utilities)	22,069	181,280
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	18,719	100,342
	Sintex Industries, Ltd. (Building Products)	222,888	398,381
	SRF, Ltd. (Textiles, Apparel & Luxury Goods)	24,307	374,014
¤	Tata Motors, Ltd. (Automobiles)	165,139	1,563,534
¤	Tata Motors, Ltd., Sponsored ADR (Automobiles)	8,300	409,356
	Tech Mahindra, Ltd. (IT Services)	17,869	833,800
	Torrent Pharmaceuticals, Ltd. (Pharmaceuticals)	13,167	231,940
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods)	6,157	43,940
			16,135,396
	Indonesia 1.4%
	Astra Agro Lestari Tbk PT (Food Products)	62,800	115,263
	Bank Negara Indonesia Persero Tbk PT (Banks)	1,699,200	838,366
	Gudang Garam Tbk PT (Tobacco)	174,600	796,675
	Indofood Sukses Makmur Tbk PT (Food Products)	572,800	341,397
	United Tractors Tbk PT (Machinery)	476,800	673,749
			2,765,450
	Malaysia 1.4%
	AirAsia BHD (Airlines)	793,000	612,018
	Berjaya Auto BHD (Specialty Retail)	200,200	182,652
	British American Tobacco Malaysia BHD (Tobacco)	900	16,373
	Genting Plantations BHD (Food Products)	54,800	153,464
	Hong Leong Financial Group BHD (Banks)	16,800	78,350
	IJM Corp. BHD (Construction & Engineering)	1,400	2,663
	Inari Amertron BHD (Electronic Equipment, Instruments & Components)	176,600	139,703
	IOI Corp. BHD (Food Products)	131,300	170,458
	Malaysia Building Society BHD (Thrifts & Mortgage Finance)	394,300	229,320
	MISC BHD (Marine)	90,900	194,177
	Padini Holdings BHD (Specialty Retail)	147,100	59,197
	Press Metal BHD (Metals & Mining)	445,100	331,248
	Puncak Niaga Holdings BHD (Water Utilities) (a)	163,500	118,975
	TA Enterprise BHD (Hotels, Restaurants & Leisure)	608,300	124,913
	TDM BHD (Food Products)	190,700	41,525
	Tenaga Nasional BHD (Electric Utilities)	37,300	149,077
			2,604,113
	Mexico 3.7%
¤	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	2,465,304	2,641,368
	Coca-Cola Femsa S.A.B. de C.V. Series L (Beverages)	23,300	189,639
	Credito Real S.A.B. de C.V. (Consumer Finance)	7,359	14,822
	Fibra Uno Administracion S.A. de C.V. (Real Estate Investment Trusts)	190,900	575,648
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	16,000	133,950
	Gruma S.A.B. de C.V. Class B (Food Products)	104,600	1,120,004
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B (Transportation Infrastructure)	1,600	10,579
	Grupo Bimbo S.A.B. de C.V. Class A (Food Products) (a)	12,600	32,060
	Grupo Comercial Chedraui S.A. de C.V. (Food & Staples Retailing)	20,000	55,506
	Grupo Mexico S.A.B. de C.V. (Metals & Mining)	165,800	437,134
	Grupo Televisa S.A.B. (Media)	55,000	358,631
	Industrias Bachoco S.A.B. de C.V. Series B (Food Products)	43,700	179,295
	Mexichem S.A.B de C.V. (Chemicals) (a)	41,200	114,644
	OHL Mexico S.A.B. de C.V. (Transportation Infrastructure) (a)	329,121	624,670
	Wal-Mart de Mexico S.A.B. de C.V. Series V (Food & Staples Retailing)	323,600	624,122
			7,112,072
	Peru 0.0%‡
	Ferreycorp SAA (Trading Companies & Distributors)	96,855	47,431

	Philippines 0.5%
	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	61,000	78,303
	Cebu Air, Inc. (Airlines)	77,760	167,008
	DMCI Holdings, Inc. (Industrial Conglomerates)	668,750	233,569
	Energy Development Corp. (Independent Power & Renewable Electricity Producers)	633,600	122,860
	First Gen Corp. (Independent Power & Renewable Electricity Producers)	262,600	185,219
	Nickel Asia Corp. (Metals & Mining)	170,250	105,216
			892,175
	Poland 2.2%
	Asseco Poland S.A. (Software)	14,522	215,453
	Bank Millennium S.A. (Banks)	33,907	68,569
	Cyfrowy Polsat S.A. (Media)	42,182	271,286
	Enea S.A. (Electric Utilities)	34,960	155,178
	KGHM Polska Miedz S.A. (Metals & Mining)	39,160	1,113,873
	Polski Koncern Naftowy Orlen S.A. (Oil, Gas & Consumable Fuels)	44,888	664,761
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	144,965	171,433
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	5,136	699,661
	Tauron Polska Energia S.A. (Electric Utilities)	600,674	810,900
			4,171,114
	Republic of Korea 13.6%
	Amorepacific Corp. (Personal Products)	309	749,048
	Amorepacific Group (Personal Products)	512	586,628
	Asiana Airlines, Inc. (Airlines) (a)	51,213	404,141
	Celltrion, Inc. (Pharmaceuticals) (a)	12,233	455,270
	Daewoo Securities Co., Ltd. (Capital Markets) (a)	85,363	788,374
	Dong-A Socio Holdings Co., Ltd. (Pharmaceuticals)	54	6,197
	Dongwon F&B Co., Ltd. (Food Products)	1,326	397,703
	Eo Technics Co., Ltd. (Semiconductors & Semiconductor Equipment)	2,867	335,567
	Farmsco (Food Products) (a)	5,332	64,846
	Gamevil, Inc. (Software) (a)	2,720	456,401
	Golfzon Co., Ltd. (Software)	14,108	321,868
	Hana Financial Group, Inc. (Banks)	1,699	50,181
	Hanil Cement Co., Ltd. (Construction Materials)	2,388	361,388
	Hansae Co., Ltd. (Textiles, Apparel & Luxury Goods)	2,173	75,805
	Hansol Holdings Co., Ltd. (Paper & Forest Products)	7,642	55,344
	Hansol Paper Co., Ltd. (Paper & Forest Products) (a)	4,665	83,395
	Hanwha Corp. (Chemicals)	10,229	256,286
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (a)	73,075	333,769
	Hyosung Corp. (Chemicals)	18,114	1,202,520
	Hyundai Corp. (Trading Companies & Distributors)	10,617	266,493
	Hyundai Elevator Co., Ltd. (Machinery) (a)	5,712	339,503
	Hyundai Mobis Co., Ltd. (Auto Components)	4,335	983,065
	Hyundai Motor Co. (Automobiles)	363	56,262
	Hyundai Steel Co. (Metals & Mining)	4,585	276,291
	Industrial Bank of Korea (Banks)	94,347	1,117,222
	KB Financial Group, Inc. (Banks)	4,611	155,162
	KH Vatec Co., Ltd. (Electronic Equipment, Instruments & Components)	8,655	321,318
	Kia Motors Corp. (Automobiles)	2,557	107,555
	Korea Electric Power Corp. (Electric Utilities)	18,651	736,762
	Korea Electric Terminal Co., Ltd. (Electrical Equipment)	1,601	94,719
	Korea Petrochemical Ind Co., Ltd. (Chemicals)	4,836	363,496
	Korean Air Lines Co., Ltd. (Airlines) (a)	17,100	742,730
	KT&G Corp. (Tobacco)	10,183	746,778
	Kwang Dong Pharmaceutical Co., Ltd. (Pharmaceuticals)	33,307	333,496
	LF Corp. (Textiles, Apparel & Luxury Goods)	13,073	376,554
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	11,928	393,201
	Lotte Confectionery Co., Ltd. (Food Products)	18	30,763
	Lotte Shopping Co., Ltd. (Multiline Retail)	1,800	390,911
	LS Corp. (Electrical Equipment)	4,350	191,526
	Meritz Securities Co., Ltd. (Capital Markets)	90,677	318,812
	Mirae Asset Securities Co., Ltd. (Capital Markets)	27,549	1,168,868
	NH Investment & Securities Co., Ltd. (Capital Markets)	117,185	1,189,423
	Poongsan Corp. (Metals & Mining)	15,054	313,166
	POSCO (Metals & Mining)	1,824	421,141
	Samchully Co., Ltd. (Gas Utilities)	1,683	212,376
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	941	1,174,529
	Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	659	177,766
	Seah Besteel Corp. (Metals & Mining)	8,350	243,185
	SeAH Steel Corp. (Metals & Mining)	4,073	284,916
	Shinhan Financial Group Co., Ltd. (Banks)	13,536	556,986
	SK C&C Co., Ltd. (IT Services)	2,990	642,511
	SK Holdings Co., Ltd. (Industrial Conglomerates)	8,127	1,270,773
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	23,599	1,028,248
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	4,570	1,207,690
	SL Corp. (Auto Components)	16,346	264,561
	Ssangyong Cement Industrial Co., Ltd. (Construction Materials) (a)	7,816	107,563
	Sungwoo Hitech Co., Ltd. (Auto Components)	27,865	309,583
			25,900,635
	Russia 0.8%
	Gazprom OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	50,510	204,566
	MMC Norilsk Nickel OJSC, ADR (Metals & Mining)	37,141	612,826
	RusHydro JSC, ADR (Electric Utilities)	93,582	70,748
	Sberbank of Russia, Sponsored ADR (Banks)	18,993	70,369
	Surgutneftegas OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	68,159	296,969
	Tatneft OAO, Sponsored ADR (Oil, Gas & Consumable Fuels)	10,845	254,857
			1,510,335
	South Africa 8.6%
	Astral Foods, Ltd. (Food Products)	22,390	378,775
	Barclays Africa Group, Ltd. (Banks)	80,444	1,374,076
	Barloworld, Ltd. (Trading Companies & Distributors)	59,090	447,754
	Brait S.E. (Capital Markets) (a)	15,148	100,267
	DataTec, Ltd. (Electronic Equipment, Instruments & Components)	34,856	175,702
	FirstRand, Ltd. (Diversified Financial Services)	372,290	1,664,995
	Investec, Ltd. (Capital Markets)	126,366	1,065,077
	Lewis Group, Ltd. (Specialty Retail)	48,055	375,114
	Liberty Holdings, Ltd. (Insurance)	53,897	606,775
	Mediclinic International, Ltd. (Health Care Providers & Services)	107,330	1,067,125
	MMI Holdings, Ltd. (Insurance)	341,927	919,929
	Mr. Price Group, Ltd. (Specialty Retail)	4,715	107,297
	MTN Group, Ltd. (Wireless Telecommunication Services)	18,261	316,874
¤	Naspers, Ltd. (Media)	17,872	2,605,751
	Netcare, Ltd. (Health Care Providers & Services)	321,769	1,072,379
	Sanlam, Ltd. (Insurance)	250,272	1,509,369
	Sappi, Ltd. (Paper & Forest Products) (a)	57,717	237,906
	Sibanye Gold, Ltd. (Metals & Mining)	159,215	420,699
	SPAR Group, Ltd. (The) (Food & Staples Retailing)	13,403	212,342
	Telkom SA SOC, Ltd. (Diversified Telecommunication Services) (a)	181,666	1,087,344
	Tiger Brands, Ltd. (Food Products)	17,121	579,541
	Tongaat Hulett, Ltd. (Food Products)	8,986	123,466
			16,448,557
	Taiwan 12.2%
	Advanced Semiconductor Engineering, Inc. (Semiconductors & Semiconductor Equipment)	506,000	640,659
	AmTRAN Technology Co., Ltd. (Household Durables)	220,000	124,613
	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	297,516	253,960
	Asia Cement Corp. (Construction Materials)	577,000	697,596
	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	73,000	770,225
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	854,000	468,821
	Cathay Financial Holding Co., Ltd. (Insurance)	60,000	86,630
	China Motor Corp. (Automobiles)	234,000	201,599
	Coretronic Corp. (Electronic Equipment, Instruments & Components) (a)	206,250	291,899
	CTBC Financial Holding Co., Ltd. (Banks)	623,768	397,853
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	388,766	338,020
	EVA Airways Corp. (Airlines) (a)	54,643	41,962
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	633,000	1,010,357
	Great Wall Enterprise Co., Ltd. (Food Products)	134,000	118,847
¤	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	794,960	2,187,095
	Innolux Corp. (Electronic Equipment, Instruments & Components)	955,000	466,689
	Johnson Health Tech Co., Ltd. (Leisure Products)	31,000	77,909
	King Yuan Electronics Co., Ltd. (Semiconductors & Semiconductor Equipment)	389,000	328,348
	King's Town Bank Co., Ltd. (Banks)	344,000	365,685
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	280,000	122,614
	Mega Financial Holding Co., Ltd. (Banks)	939,000	721,081
	Micro-Star International Co., Ltd. (Technology Hardware, Storage & Peripherals)	315,000	353,848
	Namchow Chemical Industrial Co., Ltd. (Food Products)	82,000	149,879
	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	212,000	1,180,637
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	528,000	1,424,152
	PharmaEngine, Inc. (Biotechnology) (a)	13,000	110,349
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	942,000	1,292,827
	Primax Electronics, Ltd. (Technology Hardware, Storage & Peripherals)	267,000	359,660
	Rechi Precision Co., Ltd. (Machinery)	219,670	221,319
	Siliconware Precision Industries Co., Ltd. (Semiconductors & Semiconductor Equipment)	834,000	1,407,930
	Ta Chen Stainless Pipe Co., Ltd. (Metals & Mining) (a)	371,000	248,405
	Taishin Financial Holding Co., Ltd. (Banks)	20,523	8,434
	Taiwan Cement Corp. (Construction Materials)	202,000	273,064
	Taiwan Paiho, Ltd. (Textiles, Apparel & Luxury Goods)	163,000	276,723
	Taiwan PCB Techvest Co., Ltd. (Electronic Equipment, Instruments & Components)	225,000	363,416
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	934,000	4,178,971
	Universal Cement Corp. (Construction Materials)	5,920	5,072
	Voltronic Power Technology Corp. (Electrical Equipment)	9,000	81,394
	Wah Lee Industrial Corp. (Electronic Equipment, Instruments & Components)	50,000	85,678
	Wan Hai Lines, Ltd. (Marine)	320,000	337,633
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	297,000	273,311
	WT Microelectronics Co., Ltd. (Electronic Equipment, Instruments & Components)	225,650	330,812
	Yageo Corp. (Electronic Equipment, Instruments & Components)	226,920	409,721
	YungShin Global Holding Corp. (Pharmaceuticals)	82,000	139,991
			23,225,688
	Thailand 3.4%
	Banpu PCL, NVDR (Oil, Gas & Consumable Fuels)	301,700	223,994
	Delta Electronics Thailand PCL, NVDR (Electronic Equipment, Instruments & Components)	256,000	580,752
	GFPT PCL, NVDR (Food Products)	254,600	122,127
	Hana Microelectronics PCL, NVDR (Electronic Equipment, Instruments & Components)	92,200	113,384
	Jasmine International PCL, NVDR (Diversified Telecommunication Services)	1,086,000	275,399
	Kasikornbank PCL, NVDR (Banks)	111,800	758,313
	Krung Thai Bank PCL, NVDR (Banks)	1,653,200	1,146,582
	PTT Exploration & Production PCL, NVDR (Oil, Gas & Consumable Fuels)	80,400	267,754
	PTT Global Chemical PCL, NVDR (Chemicals)	698,600	1,205,955
	PTT PCL, NVDR (Oil, Gas & Consumable Fuels)	145,000	1,532,844
	Thai Union Frozen Products PCL, NVDR (Food Products)	290,600	193,556
	Thanachart Capital PCL, NVDR (Banks)	57,200	58,109
			6,478,769
	Turkey 1.3%
	Aksa Akrilik Kimya Sanayii AS (Textiles, Apparel & Luxury Goods)	45,718	177,542
	Asya Katilim Bankasi AS (Banks) (a)	112,101	28,411
	Dogus Otomotiv Servis ve Ticaret AS (Distributors)	62,492	356,360
	Gubre Fabrikalari TAS (Chemicals)	72,115	164,494
	TAV Havalimanlari Holding AS (Transportation Infrastructure)	75,548	565,151
	Turk Hava Yollari AO (Airlines) (a)	130,327	499,721
	Turkiye Is Bankasi Class C (Banks)	246,576	718,672
			2,510,351
	United States 0.1%
	China Yuchai International, Ltd. (Machinery)	5,700	104,367

	Total Common Stocks (Cost $160,848,850)		161,846,390

	Exchange-Traded Funds 5.9% (e)
	United States 5.9%
¤	iShares MSCI Emerging Markets ETF (Capital Markets)	224,061	8,742,860
¤	Vanguard FTSE Emerging Markets ETF (Capital Markets)	60,854	2,430,509
	Total Exchange-Traded Funds (Cost $11,219,940)		11,173,369

	Preferred Stocks 4.9%
	Brazil 2.7%
	Banco ABC Brasil S.A. 5.40% (Banks)	16,400	69,371
	Banco Bradesco S.A. 3.56% (Banks)	52,400	658,698
	Banco do Estado do Rio Grande do Sul S.A. Class B 6.88% (Banks)	42,900	195,055
	Braskem S.A. Class A 4.76% (Chemicals)	29,300	135,949
	Cia Brasileira de Distribuicao 1.11% (Food & Staples Retailing)	11,300	375,228
	Cia Energetica de Minas Gerais 28.28% (Electric Utilities)	90,700	402,585
	Cia Energetica de Sao Paulo Class B 14.07% (Independent Power & Renewable Electricity Producers)	61,400	539,116
	Cia Paranaense de Energia Class B 7.32% (Electric Utilities)	37,400	434,876
	Itau Unibanco Holding S.A. 5.25% (Banks)	48,350	592,831
	Itausa - Investimentos Itau S.A. 6.25% (Banks)	187,580	638,957
	Petroleo Brasileiro S.A. 10.52% (Oil, Gas & Consumable Fuels)	69,900	213,093
	Randon Participacoes S.A. 6.73% (Machinery)	40,100	59,778
	Telefonica Brasil S.A. 10.76% (Diversified Telecommunication Services)	14,200	263,546
	Vale S.A. 10.13% (Metals & Mining)	94,100	580,399
			5,159,482
	Colombia 0.3%
	Avianca Holdings S.A. 2.06% (Airlines)	97,274	147,306
	Banco Davivienda S.A. 2.50% (Banks)	44,888	471,324
			618,630
	Republic of Korea 1.9%
	Hyundai Motor Co. 2.82% (Automobiles)	3,776	414,338
	2.88% (Automobiles)	8,017	843,046
	LG Chem, Ltd. 2.57% (Chemicals)	2,208	294,777
¤	Samsung Electronics Co., Ltd. 1.92% (Technology Hardware, Storage & Peripherals)	1,995	1,944,651
			3,496,812
	Total Preferred Stocks (Cost $11,963,069)		9,274,924

		Principal Amount
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	United States 0.1%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $320,670 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $330,000 and a Market Value of $327,671)	$320,670	320,670

	Total Short-Term Investment (Cost $320,670)		320,670
	Total Investments (Cost $184,352,529) (f)	96.0%	182,615,353
	Other Assets, Less Liabilities	4.0	7,564,782
	Net Assets	100.0%	$190,180,135

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $1,318,435, which represented 0.7% of the Fund's net assets.
(d)	Illiquid security - As of January 31, 2015, the total market value of this security was $1,318,435, which represented 0.7% of the Fund's net assets.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of January 31, 2015, cost was $185,413,741 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$12,558,227
Gross unrealized depreciation	(15,356,615)
Net unrealized depreciation	$(2,798,388)

Equity Swap Contracts

Open OTC equity swap contracts as of January 31, 2015 were as follows:

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Appreciation
Merrill Lynch	Adcock Ingram Holdings, Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/22/2015	$(30)	$10,892
Merrill Lynch	Adcock Ingram Holdings, Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(105)	28,735
Merrill Lynch	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	352	34,788
Merrill Lynch	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	103	11,780
Merrill Lynch	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	254	10,076
Merrill Lynch	Advanced Semiconductor Engineering, Inc.	1 Month LIBOR BBA plus 0.65 bps	2/11/2016	64	5,672
Merrill Lynch	Airtac International Group	1 Month LIBOR BBA minus 6.50 bps	8/24/2015	(321)	7,360
Merrill Lynch	Airtac International Group	1 Month LIBOR BBA minus 6.50 bps	10/12/2015	(36)	1,218
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/22/2015	(12)	3,637
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	6/23/2015	(8)	2,326
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(36)	9,237
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	8/24/2015	(73)	16,401
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	9/28/2015	(58)	16,929
Merrill Lynch	Ajisen China Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	10/12/2015	(33)	9,000
Merrill Lynch	Alsea S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(104)	25,306
Merrill Lynch	Alsea S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(288)	19,659
Merrill Lynch	Amorepacific Corp.	1 Month LIBOR BBA plus 0.65 bps	9/30/2015	690	95,545
Merrill Lynch	Amorepacific Corp.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	31	5,467
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	6/15/2015	(185)	133,134
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	6/22/2015	(110)	80,969
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	8/24/2015	(95)	64,136
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	8/25/2015	(5)	3,130
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	1/4/2016	(37)	6,265
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	2/8/2016	(57)	9,503
Merrill Lynch	Anton Oilfield Services Group/Hong Kong	1 Month LIBOR BBA minus 11.00 bps	2/9/2016	(11)	1,897
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00 bps	9/28/2015	(121)	52,398
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00 bps	10/13/2015	(40)	16,910
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(92)	34,188
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.50 bps	1/4/2016	(48)	3,224
Merrill Lynch	ArcelorMittal South Africa, Ltd.	1 Month LIBOR BBA minus 1.50 bps	1/5/2016	(19)	920
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 6.80 bps	4/27/2015	(42)	8,488
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 6.80 bps	6/8/2015	(82)	21,431
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 6.80 bps	6/15/2015	(32)	10,545
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 6.80 bps	9/28/2015	(38)	14,056
Merrill Lynch	Arezzo Industria e Comercio SA	1 Month LIBOR BBA minus 6.80 bps	1/4/2016	(33)	4,670
Merrill Lynch	Assore, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(159)	50,171
Merrill Lynch	Assore, Ltd.	1 Month LIBOR BBA minus 1.50 bps	1/4/2016	(117)	8,024
Merrill Lynch	AU Optronics Corp.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015	464	66,238
Merrill Lynch	AU Optronics Corp.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	158	63,079
Merrill Lynch	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(58)	20,610
Merrill Lynch	Axtel S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	9/28/2015	(49)	15,635
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 4.50 bps	1/4/2016	(172)	34,124
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	4/6/2015	52	18,358
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	244	68,294
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	73	17,297
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	71	11,584
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	66	13,143
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	38	6,933
Merrill Lynch	Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	11/23/2015	216	50,303
Merrill Lynch	BBMG Corp.	1 Month LIBOR BBA minus 0.45 bps	2/8/2016	(461)	24,669
Merrill Lynch	Beijing Jingneng Clean Energy Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015	(153)	9,520
Merrill Lynch	Bharat Petroleum Corp., Ltd.	1 Month LIBOR BBA plus 0.75 bps	1/4/2016	417	15,216
Merrill Lynch	Biostime International Holdings, Ltd.	1 Month LIBOR BBA minus 3.75 bps	6/8/2015	(91)	51,963
Merrill Lynch	Biostime International Holdings, Ltd.	1 Month LIBOR BBA minus 3.75 bps	6/22/2015	(258)	144,806
Merrill Lynch	Biostime International Holdings, Ltd.	1 Month LIBOR BBA minus 4.50 bps	9/28/2015	(337)	101,677
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(95)	32,935
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(96)	24,804
Merrill Lynch	Brasil Pharma S.A.	1 Month LIBOR BBA minus 2.50 bps	4/6/2015	(93)	74,875
Merrill Lynch	Brasil Pharma S.A.	1 Month LIBOR BBA minus 2.50 bps	4/27/2015	(36)	27,398
Merrill Lynch	Brasil Pharma S.A.	1 Month LIBOR BBA minus 2.50 bps	7/20/2015	(77)	57,221
Merrill Lynch	Brasil Pharma S.A.	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(39)	28,971
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 2.75 bps	6/8/2015	(29)	6,829
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 0.75 bps	9/30/2015	(513)	102,520
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 0.75 bps	11/23/2015	(209)	23,677
Merrill Lynch	China Communications Construction Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016	453	47,519
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	4/6/2015	79	15,675
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	358	63,809
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	108	13,617
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	867	102,540
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	82	6,049
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	48	2,741
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016	112	4,826
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 0.45 bps	4/7/2015	(10)	957
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 3.50 bps	4/27/2015	(40)	14
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 3.50 bps	9/28/2015	(88)	17,397
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 3.50 bps	11/23/2015	(54)	6,117
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 3.50 bps	2/8/2016	(35)	2,673
Merrill Lynch	China Foods, Ltd.	1 Month LIBOR BBA minus 3.50 bps	2/9/2016	(17)	1,041
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	4/27/2015	41	17,723
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	82	32,265
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	206	69,983
Merrill Lynch	China Life Insurance Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	11/23/2015	519	209,129
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	564	38,091
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	11/23/2015	206	25,276
Merrill Lynch	China Mobile, Ltd.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016	259	25,129
Merrill Lynch	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/28/2015	(116)	31,739
Merrill Lynch	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 3.00 bps	11/23/2015	(151)	18,782
Merrill Lynch	China Suntien Green Energy Corp., Ltd.	1 Month LIBOR BBA minus 3.00 bps	2/8/2016	(40)	2,892
Merrill Lynch	China Unicom Hong Kong, Ltd.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016	543	7,069
Merrill Lynch	Chroma ATE, Inc.	1 Month LIBOR BBA minus 3.25 bps	6/22/2015	(55)	178
Merrill Lynch	Chroma ATE, Inc.	1 Month LIBOR BBA minus 5.00 bps	1/4/2016	(106)	5,392
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 7.75 bps	7/20/2015	(275)	41,841
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00 bps	9/28/2015	(205)	32,812
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015	(188)	14,374
Merrill Lynch	Coca-Cola Icecek A.S.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(61)	4,909
Merrill Lynch	CPFL Energia S.A.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(450)	72,135
Merrill Lynch	CPFL Energia S.A.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(192)	26,834
Merrill Lynch	Cub Elecparts, Inc.	1 Month LIBOR BBA minus 5.00 bps	11/23/2015	(202)	5,304
Merrill Lynch	Daelim Industrial Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	1/4/2016	(200)	37,394
Merrill Lynch	Daewoo Securities Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	2/11/2016	55	1,453
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/24/2015	(75)	14,670
Merrill Lynch	Daphne International Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/25/2015	(1)	159
Merrill Lynch	D-Link Corp.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(87)	21,269
Merrill Lynch	Dogan Sirketler Grubu Holding A.S.	1 Month LIBOR BBA minus 6.00 bps	2/8/2016	(308)	18,973
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	8/24/2015	(164)	47,850
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	9/30/2015	(202)	59,573
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	10/13/2015	(14)	3,217
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	1/4/2016	(17)	1,354
Merrill Lynch	Dongkuk Steel Mill Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	1/5/2016	(81)	6,042
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(91)	7,743
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(62)	6,248
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(38)	4,173
Merrill Lynch	Doosan Engine Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	9/30/2015	(15)	743
Merrill Lynch	Doosan Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	1/5/2016	(107)	8,166
Merrill Lynch	Duksan Hi-Metal Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(186)	84,058
Merrill Lynch	Duksan Hi-Metal Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(63)	28,119
Merrill Lynch	Duksan Hi-Metal Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(79)	31,513
Merrill Lynch	E Ink Holdings, Inc.	1 Month LIBOR BBA minus 7.50 bps	6/15/2015	(23)	6,496
Merrill Lynch	E Ink Holdings, Inc.	1 Month LIBOR BBA minus 7.50 bps	6/22/2015	(48)	14,611
Merrill Lynch	E Ink Holdings, Inc.	1 Month LIBOR BBA minus 4.00 bps	2/11/2016	(126)	3,106
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.50 bps	6/8/2015	(18)	7,371
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.50 bps	11/23/2015	(120)	13,193
Merrill Lynch	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1 Month LIBOR BBA minus 1.30 bps	2/10/2016	(132)	34,958
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	110	6,371
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	135	876
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	49	1,324
Merrill Lynch	Empresas CMPC S.A.	1 Month LIBOR BBA plus 0.60 bps	2/9/2016	25	700
Merrill Lynch	Eneva S.A.	1 Month LIBOR BBA minus 23.00 bps	6/15/2015	(76)	55,710
Merrill Lynch	Eneva S.A.	1 Month LIBOR BBA minus 23.00 bps	6/22/2015	(94)	67,250
Merrill Lynch	Epistar Corp.	1 Month LIBOR BBA minus 2.50 bps	1/4/2016	(690)	62,530
Merrill Lynch	Fibra Uno Administracion S.A. de C.V.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	153	275
Merrill Lynch	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	10/12/2015	(67)	1,099
Merrill Lynch	Foschini Group, Ltd. (The)	1 Month LIBOR BBA plus 0.80 bps	2/8/2016	601	108,912
Merrill Lynch	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	377	71,230
Merrill Lynch	Fubon Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	75	1,488
Merrill Lynch	GeoVision, Inc.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(132)	52,658
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 12.00 bps	6/8/2015	(187)	57,578
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 12.00 bps	6/15/2015	(59)	16,516
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 12.00 bps	6/22/2015	(74)	17,993
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 12.00 bps	7/20/2015	(41)	7,079
Merrill Lynch	Gol Linhas Aereas Inteligentes S.A.	1 Month LIBOR BBA minus 12.00 bps	11/23/2015	(282)	1,746
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/8/2015	(39)	15,592
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/15/2015	(57)	21,522
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(61)	22,625
Merrill Lynch	Goodbaby International Holdings, Ltd.	1 Month LIBOR BBA minus 6.00 bps	6/23/2015	(36)	13,395
Merrill Lynch	Gourmet Master Co., Ltd.	1 Month LIBOR BBA minus 6.00 bps	9/29/2015	(80)	25,418
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/8/2015	(84)	20,570
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/20/2015	(52)	17,245
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/23/2015	(27)	8,895
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	7/24/2015	(29)	9,413
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/28/2015	(20)	8,022
Merrill Lynch	Greatview Aseptic Packaging Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	1/4/2016	(64)	4,315
Merrill Lynch	Grindrod, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(52)	12,389
Merrill Lynch	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(89)	16,479
Merrill Lynch	Grupo Simec S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	2/8/2016	(27)	3,065
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	1/4/2016	(339)	4,392
Merrill Lynch	Hana Financial Group, Inc.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	55	131
Merrill Lynch	Halla Visteon Climate Control Corp.	1 Month LIBOR BBA minus 4.00 bps	2/11/2016	(265)	2,941
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	7/20/2015	(15)	7,727
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	10/13/2015	(99)	37,276
Merrill Lynch	Hanjin Heavy Industries & Construction Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	11/23/2015	(82)	16,370
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	8/24/2015	(278)	7,712
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	8/25/2015	(2)	81
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	2/11/2016	(387)	2,268
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	(82)	6,481
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/9/2015	(1)	72
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	6/22/2015	(134)	7,395
Merrill Lynch	Hollysys Automation Technologies, Ltd.	1 Month LIBOR BBA minus 0.40 bps	1/4/2016	(239)	1,999
Merrill Lynch	Hotel Shilla Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	2/11/2016	(310)	5,776
Merrill Lynch	Hyundai Glovis Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	2/11/2016	(70)	12,517
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	6/22/2015	(385)	202,706
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	7/20/2015	(147)	80,462
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	8/24/2015	(265)	124,108
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	9/30/2015	(199)	72,824
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	4/27/2015	(20)	7,709
Merrill Lynch	Iljin Materials Co., Ltd.	1 Month LIBOR BBA minus 12.00 bps	6/8/2015	(146)	55,912
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(144)	39,029
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00 bps	9/30/2015	(16)	3,439
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00 bps	10/13/2015	(72)	13,021
Merrill Lynch	iMarketKorea, Inc.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015	(111)	13,458
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	4/6/2015	72	16,080
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	322	67,870
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	97	14,807
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	349	37,065
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	80	5,854
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	49	3,219
Merrill Lynch	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 0.50 bps	7/20/2015	(7)	1,828
Merrill Lynch	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(77)	21,246
Merrill Lynch	Industrias CH S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(77)	18,885
Merrill Lynch	Innolux Corp.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	119	23,304
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 0.90 bps	4/30/2015	(78)	47,825
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 1.00 bps	6/8/2015	(69)	43,744
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 0.75 bps	6/15/2015	(70)	44,078
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 0.80 bps	6/22/2015	(62)	39,213
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 0.90 bps	9/28/2015	(47)	30,927
Merrill Lynch	International Meal Co. Holdings S.A.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(23)	10,602
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 5.50 bps	1/4/2016	(91)	331
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 5.50 bps	1/5/2016	(118)	86
Merrill Lynch	Interpark Corp.	1 Month LIBOR BBA minus 5.50 bps	2/11/2016	(113)	1,423
Merrill Lynch	i-SENS, Inc.	1 Month LIBOR BBA minus 7.00 bps	2/11/2016	(141)	7,624
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	4/7/2015	(128)	83,549
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(21)	12,786
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(90)	53,759
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(69)	40,852
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(95)	59,422
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	10/13/2015	(31)	12,132
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 5.00 bps	11/23/2015	(88)	29,312
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 11.00 bps	1/4/2016	(106)	4,843
Merrill Lynch	Jastrzebska Spolka Weglowa S.A.	1 Month LIBOR BBA minus 6.00 bps	2/8/2016	(91)	2,892
Merrill Lynch	Johnson Health Tech Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	138	10,417
Merrill Lynch	Johnson Health Tech Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/25/2015	38	1,756
Merrill Lynch	Johnson Health Tech Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015	86	1,940
Merrill Lynch	JSL S.A.	1 Month LIBOR BBA minus 15.30 bps	9/28/2015	(64)	15,215
Merrill Lynch	JSL S.A.	1 Month LIBOR BBA minus 15.30 bps	11/23/2015	(53)	12,752
Merrill Lynch	Kasikornbank PCL	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	207	986
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 4.75 bps	4/27/2015	(130)	38,803
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 6.25 bps	6/8/2015	(39)	14,311
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 4.25 bps	6/15/2015	(53)	20,619
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(87)	28,346
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 8.00 bps	7/20/2015	(21)	4,989
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 6.00 bps	9/30/2015	(91)	17,182
Merrill Lynch	Kolao Holdings	1 Month LIBOR BBA minus 6.00 bps	10/13/2015	(9)	463
Merrill Lynch	Kolon Life Science, Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(28)	9,143
Merrill Lynch	Kolon Life Science, Inc.	1 Month LIBOR BBA minus 6.00 bps	8/25/2015	(45)	14,616
Merrill Lynch	Korean Air Lines Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	395	30,390
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	521	66,794
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	52	1,825
Merrill Lynch	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.00 bps	2/11/2016	(35)	122
Merrill Lynch	LG Display Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	282	25,969
Merrill Lynch	Lianhua Supermarket Holdings Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	6/22/2015	(43)	4,698
Merrill Lynch	Liberty Holdings, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/4/2016	124	3,004
Merrill Lynch	Li Ning Co., Ltd.	1 Month HIBOR BBA minus 0.45 bps	4/6/2015	(75)	35,567
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	4/27/2015	(34)	10,024
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/8/2015	(42)	15,025
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 1.75 bps	6/15/2015	(47)	17,437
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/22/2015	(7)	2,356
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(51)	20,580
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	8/24/2015	(106)	25,430
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/28/2015	(39)	8,256
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	11/23/2015	(85)	14,515
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(104)	13,446
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 4.50 bps	11/23/2015	(68)	8,212
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 5.60 bps	1/4/2016	(25)	4,300
Merrill Lynch	Linx S.A.	1 Month LIBOR BBA minus 5.60 bps	1/5/2016	(45)	7,642
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/6/2015	(64)	24,842
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(71)	25,002
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 7.00 bps	6/8/2015	(55)	19,062
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/15/2015	(73)	20,854
Merrill Lynch	Lock&Lock Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/22/2015	(82)	20,344
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015	(444)	135,133
Merrill Lynch	LPP S.A.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(29)	6,904
Merrill Lynch	Maeil Dairy Industry Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	11/23/2015	(7)	1,006
Merrill Lynch	Magnit PJSC	1 Month LIBOR BBA minus 1.00 bps	2/8/2016	(265)	34,877
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.80 bps	6/22/2015	(16)	7,088
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.80 bps	8/24/2015	(51)	23,900
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.80 bps	10/13/2015	(12)	5,507
Merrill Lynch	Marcopolo S.A.	1 Month LIBOR BBA minus 2.80 bps	11/23/2015	(264)	98,320
Merrill Lynch	MegaFon OAO	1 Month LIBOR BBA minus 10.07 bps	2/8/2016	(257)	22,750
Merrill Lynch	Merry Electronics Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	11/23/2015	(232)	31,338
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.40 bps	6/15/2015	(192)	157,612
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.40 bps	8/24/2015	(67)	53,322
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.40 bps	7/20/2015	(79)	65,973
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.40 bps	9/28/2015	(82)	63,584
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.40 bps	11/23/2015	(172)	118,201
Merrill Lynch	Mills Estruturas e Servicos de Engenharia S.A.	1 Month LIBOR BBA minus 4.50 bps	2/10/2016	(140)	46,911
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	9/28/2015	(42)	15,722
Merrill Lynch	Minera Frisco S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	10/13/2015	(20)	7,022
Merrill Lynch	Mobile TeleSystems OJSC	1 Month LIBOR BBA minus 0.40 bps	2/8/2016	(288)	51
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	6/8/2015	(183)	35,474
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	7/20/2015	(5)	1,026
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	7/23/2015	(14)	2,069
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	7/24/2015	(8)	1,123
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	7/27/2015	(51)	7,693
Merrill Lynch	NHN Entertainment Corp.	1 Month LIBOR BBA minus 3.50 bps	11/23/2015	(88)	2,398
Merrill Lynch	Oi S.A.	1 Month LIBOR BBA minus 0.90 bps	1/4/2016	(545)	333,225
Merrill Lynch	Oi S.A.	1 Month LIBOR BBA minus 0.90 bps	1/5/2016	(130)	78,171
Merrill Lynch	Oi S.A.	1 Month LIBOR BBA minus 1.00 bps	2/10/2016	(330)	81,185
Merrill Lynch	Organizacion Cultiba S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(42)	13,367
Merrill Lynch	Organizacion Cultiba S.A.B. de C.V.	1 Month LIBOR BBA minus 1.00 bps	8/24/2015	(18)	6,074
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	4/6/2015	(127)	88,153
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	4/27/2015	(15)	10,153
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	6/8/2015	(44)	31,773
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	6/15/2015	(35)	25,786
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(59)	43,291
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(63)	45,412
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	9/28/2015	(55)	39,164
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	10/13/2015	(4)	2,960
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	11/23/2015	(286)	157,816
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	1/4/2016	(187)	93,781
Merrill Lynch	PDG Realty SA Empreendimentos e Participacoes	1 Month LIBOR BBA minus 2.50 bps	2/10/2016	(150)	59,602
Merrill Lynch	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/20/2015	185	60,519
Merrill Lynch	Ping An Insurance Group Co. of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	79	22,655
Merrill Lynch	Polski Koncern Naftowy Orlen S.A.	1 Month LIBOR BBA plus 0.80 bps	1/4/2016	372	6,363
Merrill Lynch	Polski Koncern Naftowy Orlen S.A.	1 Month LIBOR BBA plus 0.80 bps	2/8/2016	243	17,186
Merrill Lynch	Powszechny Zaklad Ubezpieczen S.A.	1 Month LIBOR BBA plus 0.80 bps	2/8/2016	268	3,368
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.38 bps	6/22/2015	(214)	4,449
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	313	21,297
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	2/11/2016	49	2,047
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 6.00 bps	8/24/2015	(140)	68,436
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 6.00 bps	10/13/2015	(33)	15,580
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 8.75 bps	1/4/2016	(23)	2,664
Merrill Lynch	Sekerbank TAS	1 Month LIBOR BBA minus 8.75 bps	1/5/2016	(33)	3,285
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	6/8/2015	(135)	69,930
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/15/2015	(56)	30,088
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	6/22/2015	(65)	33,972
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	9/30/2015	(161)	57,737
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	11/23/2015	(459)	71,400
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	7/20/2015	(29)	4,208
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	9/28/2015	(205)	47,552
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	1/4/2016	(242)	15,651
Merrill Lynch	Shandong Weigao Group Medical Polymer Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	1/5/2016	(3)	221
Merrill Lynch	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	8/24/2015	(86)	3,171
Merrill Lynch	Shinsegae International Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	11/23/2015	(186)	57,258
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	10/12/2015	(13)	170
Merrill Lynch	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	9/30/2015	(374)	66,206
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	2/17/2015	12	3,003
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	4/6/2015	384	65,404
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	89	5,896
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	330	21,607
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	158	1,461
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 6.00 bps	9/30/2015	(4)	507
Merrill Lynch	Standard Bank Group, Ltd.	1 Month LIBOR BBA plus 0.80 bps	2/8/2016	319	19,348
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	4/6/2015	122	25,397
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	19	3,538
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	305	34,746
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	83	6,310
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015	21	1,381
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	1,010	79,868
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	2/11/2016	78	2,996
Merrill Lynch	Tech Mahindra, Ltd.	1 Month LIBOR BBA plus 0.75 bps	1/4/2016	417	28,055
Merrill Lynch	Tegma Gestao Logistica	1 Month LIBOR BBA minus 4.00 bps	6/22/2015	(37)	13,999
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	7/3/2015	707	198,158
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	143	8,143
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	33	718
Merrill Lynch	Tencent Holdings, Ltd.	1 Month LIBOR BBA plus 0.45 bps	11/23/2015	128	18,210
Merrill Lynch	Texhong Textile Group, Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(61)	1,114
Merrill Lynch	Tiangong International Co., Ltd.	1 Month LIBOR BBA minus 5.50 bps	1/4/2016	(19)	2,235
Merrill Lynch	Tiger Brands, Ltd.	1 Month LIBOR BBA plus 0.80 bps	1/4/2016	539	19,784
Merrill Lynch	Tong Ren Tang Technologies Co., Ltd.	1 Month LIBOR BBA minus 11.00 bps	6/15/2015	-	2,368
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 6.75 bps	10/12/2015	(112)	13,133
Merrill Lynch	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	1/4/2016	(225)	42,907
Merrill Lynch	Towngas China Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	2/8/2016	(142)	16,471
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00 bps	10/2/2015	(281)	43,023
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00 bps	1/4/2016	(201)	21,132
Merrill Lynch	Unimicron Technology Corp.	1 Month LIBOR BBA minus 2.00 bps	2/11/2016	(180)	12,196
Merrill Lynch	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	9/28/2015	(89)	4,269
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 6.70 bps	10/13/2015	(343)	217,143
Merrill Lynch	Usinas Siderurgicas de Minas Gerais S.A.	1 Month LIBOR BBA minus 6.70 bps	11/23/2015	(445)	205,428
Merrill Lynch	VTB Bank OJSC	1 Month LIBOR BBA minus 15.00 bps	2/9/2016	(84)	7,628
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 17.00 bps	6/8/2015	(154)	2,223
Merrill Lynch	Wisdom Holdings Group	1 Month LIBOR BBA minus 4.50 bps	1/4/2016	(98)	15,096
Merrill Lynch	Wowprime Corp.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(75)	2,588
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 9.75 bps	6/8/2015	(78)	5,524
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 7.25 bps	6/15/2015	(58)	4,688
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 8.00 bps	11/23/2015	(66)	2,665
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	10/12/2015	(58)	277
				$(10,998)	$10,109,895

Swap Counterparty	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Notional Amount (000)*	Unrealized Depreciation
Merrill Lynch	AAC Technologies Holdings, Inc.	1 Month LIBOR BBA minus 1.00 bps	2/8/2016	$(161)	$(25,152)
Merrill Lynch	Advantech Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	11/23/2015	(647)	(100,095)
Merrill Lynch	Asustek Computer, Inc.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	306	(21,326)
Merrill Lynch	B2W Cia Digital	1 Month LIBOR BBA minus 3.80 bps	2/10/2016	(147)	(19,093)
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	781	(159,191)
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015	18	(4,603)
Merrill Lynch	Banco Bradesco S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	51	(5,243)
Merrill Lynch	Biostime International Holdings, Ltd.	1 Month LIBOR BBA minus 9.00 bps	1/4/2016	(67)	(21,408)
Merrill Lynch	Biostime International Holdings, Ltd.	1 Month LIBOR BBA minus 9.00 bps	2/8/2016	(40)	(11,621)
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 12.00 bps	1/4/2016	(8)	(505)
Merrill Lynch	Bloomage BioTechnology Corp., Ltd.	1 Month LIBOR BBA minus 12.00 bps	1/5/2016	(23)	(1,801)
Merrill Lynch	Braskem S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	374	(123,107)
Merrill Lynch	Celltrion, Inc.	1 Month LIBOR BBA plus 0.65 bps	9/30/2015	297	(14,045)
Merrill Lynch	Celltrion, Inc.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(8)
Merrill Lynch	Celltrion, Inc.	1 Month LIBOR BBA plus 0.65 bps	1/29/2016	1	(1,463)
Merrill Lynch	Cheil Worldwide, Inc.	1 Month LIBOR BBA minus 0.75 bps	1/4/2016	(119)	(4,331)
Merrill Lynch	China Communications Construction Co., Ltd.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016	67	(9,093)
Merrill Lynch	China Construction Bank Corp.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016	42	(1,554)
Merrill Lynch	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	1/4/2016	(360)	(48,672)
Merrill Lynch	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	2/8/2016	(137)	(6,894)
Merrill Lynch	China Modern Dairy Holdings, Ltd.	1 Month LIBOR BBA minus 6.50 bps	2/9/2016	(105)	(3,202)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	145	(20,089)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	252	(50,801)
Merrill Lynch	China Petroleum & Chemical Corp.	1 Month LIBOR BBA plus 0.45 bps	9/28/2015	21	(4,731)
Merrill Lynch	China Shipping Container Lines Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	1/4/2016	(122)	(9,250)
Merrill Lynch	China Telecom Corp., Ltd.	1 Month LIBOR BBA plus 0.45 bps	1/4/2016	538	(10,036)
Merrill Lynch	Cia Brasileira de Distribuicao	1 Month LIBOR BBA plus 0.60 bps	2/10/2016	860	(75,648)
Merrill Lynch	Cia de Minas Buenaventura SAA	1 Month LIBOR BBA minus 0.40 bps	2/8/2016	(665)	(59,310)
Merrill Lynch	Chroma ATE, Inc.	1 Month LIBOR BBA minus 3.25 bps	6/15/2015	(238)	(9,885)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/8/2015	463	(87,033)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/15/2015	106	(24,976)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45 bps	6/22/2015	398	(95,945)
Merrill Lynch	CNOOC, Ltd.	1 Month LIBOR BBA plus 0.45 bps	8/24/2015	90	(24,211)
Merrill Lynch	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	203	(35,752)
Merrill Lynch	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	278	(29,047)
Merrill Lynch	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA plus 0.60 bps	1/5/2016	212	(23,441)
Merrill Lynch	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	1 Month LIBOR BBA plus 0.60 bps	1/8/2016	51	(5,652)
Merrill Lynch	Daewoo Securities Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	303	(18,478)
Merrill Lynch	Delta Electronics, Inc.	1 Month LIBOR BBA minus 1.50 bps	2/11/2016	(85)	(7,422)
Merrill Lynch	Embraer S.A.	1 Month LIBOR BBA minus 1.50 bps	1/4/2016	(262)	(676)
Merrill Lynch	Embraer S.A.	1 Month LIBOR BBA minus 2.10 bps	2/10/2016	(374)	(3,760)
Merrill Lynch	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/15/2015	(27)	(7,265)
Merrill Lynch	First Tractor Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(62)	(16,018)
Merrill Lynch	Fomento Economico Mexicano S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	313	(13,533)
Merrill Lynch	Gold Fields, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(180)	(87,889)
Merrill Lynch	Gold Fields, Ltd.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(231)	(66,096)
Merrill Lynch	Grupo Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015	733	(196,617)
Merrill Lynch	Grupo Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015	31	(7,745)
Merrill Lynch	Grupo Televisa S.A.B.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	594	(28,842)
Merrill Lynch	Grupo Televisa S.A.B.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	247	(24,037)
Merrill Lynch	Grupo Televisa S.A.B.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	115	(3,919)
Merrill Lynch	Guangzhou Shipyard International Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	4/6/2015	(125)	(64,298)
Merrill Lynch	Guangzhou Shipyard International Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	4/27/2015	(26)	(24,804)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	6/22/2015	(321)	(45,090)
Merrill Lynch	Haier Electronics Group Co., Ltd.	1 Month LIBOR BBA minus 0.45 bps	2/8/2016	(42)	(4,118)
Merrill Lynch	Halla Visteon Climate Control Corp.	1 Month LIBOR BBA minus 4.00 bps	2/11/2016	(161)	(392)
Merrill Lynch	Hana Financial Group, Inc.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	386	(108,710)
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.00 bps	1/4/2016	(50)	(5,874)
Merrill Lynch	Hana Tour Service, Inc.	1 Month LIBOR BBA minus 5.00 bps	1/5/2016	(114)	(14,575)
Merrill Lynch	Hanjin Kal Corp.	1 Month LIBOR BBA minus 4.50 bps	2/11/2016	(140)	(7,886)
Merrill Lynch	Hankook Tire Worldwide Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	2/11/2016	(197)	(13,972)
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 6.75 bps	1/4/2016	(56)	(6,225)
Merrill Lynch	Hanmi Pharm Co., Ltd.	1 Month LIBOR BBA minus 8.00 bps	2/19/2016	-	(16,773)
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	7/20/2015	(87)	(4,708)
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	10/13/2015	(46)	(5,527)
Merrill Lynch	Harmony Gold Mining Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(69)	(31,926)
Merrill Lynch	Hiwin Technologies Corp.	1 Month LIBOR BBA minus 4.50 bps	2/11/2016	(638)	(26,961)
Merrill Lynch	Hollysys Automation Technologies, Ltd.	1 Month LIBOR BBA minus 0.40 bps	11/23/2015	(409)	(33,921)
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 7.00 bps	8/31/2015	(100)	(9,639)
Merrill Lynch	HTC Corp.	1 Month LIBOR BBA minus 7.00 bps	2/11/2016	(588)	(49,791)
Merrill Lynch	Hyundai Heavy Industries Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	2/11/2016	(76)	(9,707)
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	1/4/2016	(67)	(3,739)
Merrill Lynch	Hyundai Mipo Dockyard Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	2/11/2016	(157)	(16,252)
Merrill Lynch	Industrial & Commercial Bank of China, Ltd.	1 Month LIBOR BBA plus 0.45 bps	2/8/2016	98	(2,923)
Merrill Lynch	Innolux Corp.	1 Month LIBOR BBA plus 0.65 bps	9/29/2015	615	(15,661)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	849	(171,933)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	6/15/2015	340	(66,054)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015	104	(29,805)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015	18	(4,664)
Merrill Lynch	Itau Unibanco Holding S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	61	(5,717)
Merrill Lynch	Kasikornbank PCL	1 Month LIBOR BBA plus 0.65 bps	9/28/2015	428	(15,860)
Merrill Lynch	Kasikornbank PCL	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	139	(9,562)
Merrill Lynch	KB Financial Group, Inc.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	792	(127,371)
Merrill Lynch	KB Financial Group, Inc.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	146	(5,697)
Merrill Lynch	Kia Motors Corp.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	439	(102,735)
Merrill Lynch	Kia Motors Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	80	(22,523)
Merrill Lynch	Kia Motors Corp.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(42)
Merrill Lynch	King Slide Works Co., Ltd.	1 Month LIBOR BBA minus 4.50 bps	11/23/2015	(203)	(30,879)
Merrill Lynch	KOC Holding A.S.	1 Month LIBOR BBA plus 0.80 bps	2/8/2016	1,107	(41,941)
Merrill Lynch	KONA I Co., Ltd.	1 Month LIBOR BBA minus 1.00 bps	8/25/2015	-	(1,791)
Merrill Lynch	KONA I Co., Ltd.	1 Month LIBOR BBA minus 0.75 bps	9/30/2015	-	(380)
Merrill Lynch	KONA I Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	11/23/2015	-	(641)
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	70	(2,376)
Merrill Lynch	Korea Electric Power Corp.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(8)
Merrill Lynch	Kroton Educacional S.A.	1 Month LIBOR BBA plus 0.60 bps	2/10/2016	179	(17,107)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	4/27/2015	224	(2,789)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	72	(8,767)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	39	(8,411)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	9/30/2015	37	(8,593)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(36)
Merrill Lynch	KT&G Corp.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	55	(843)
Merrill Lynch	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(61)	(2,610)
Merrill Lynch	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.00 bps	1/5/2016	(62)	(1,732)
Merrill Lynch	LEENO Industrial, Inc.	1 Month LIBOR BBA minus 6.00 bps	2/11/2016	(49)	(381)
Merrill Lynch	LG Display Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	9/30/2015	253	(12,295)
Merrill Lynch	LG Display Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(5)
Merrill Lynch	LG International Corp.	1 Month LIBOR BBA minus 1.75 bps	2/11/2016	(246)	(69,426)
Merrill Lynch	Liberty Holdings, Ltd.	1 Month LIBOR BBA plus 0.80 bps	11/23/2015	72	(2,778)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	2/8/2016	(46)	(2,066)
Merrill Lynch	Li Ning Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	2/9/2016	(51)	(2,948)
Merrill Lynch	Mexichem S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	232	(15,030)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	9/29/2015	(47)	(64)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	10/1/2015	(101)	(10)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	11/23/2015	(71)	(8,266)
Merrill Lynch	Motech Industries, Inc.	1 Month LIBOR BBA minus 8.00 bps	2/12/2016	(73)	(321)
Merrill Lynch	MRV Engenharia e Participacoes S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	197	(32,623)
Merrill Lynch	Nexen Tire Corp.	1 Month LIBOR BBA minus 5.00 bps	2/11/2016	(93)	(20,777)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	11/23/2015	(122)	(5,581)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	1/4/2016	(199)	(19,638)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	1/5/2016	(155)	(16,214)
Merrill Lynch	Northam Platinum, Ltd.	1 Month LIBOR BBA minus 1.00 bps	2/8/2016	(130)	(175)
Merrill Lynch	OCI Co., Ltd.	1 Month LIBOR BBA minus 2.50 bps	2/11/2016	(681)	(71,755)
Merrill Lynch	Orion Corp./Republic of Korea	1 Month LIBOR BBA minus 1.00 bps	2/11/2016	(327)	(29,090)
Merrill Lynch	Paradise Co., Ltd.	1 Month LIBOR BBA minus 5.00 bps	1/4/2016	(82)	(8,073)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	450	(286,648)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	6/22/2015	304	(187,506)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015	44	(30,897)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015	23	(15,587)
Merrill Lynch	Petroleo Brasileiro S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	122	(67,115)
Merrill Lynch	Powszechny Zaklad Ubezpieczen S.A.	1 Month LIBOR BBA plus 0.80 bps	1/4/2016	423	(13,371)
Merrill Lynch	Samlip General Foods Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	2/11/2016	(121)	(24,953)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.28 bps	7/20/2015	(313)	(9,753)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	8/24/2015	(83)	(3,562)
Merrill Lynch	Samsung Electro-Mechanics Co., Ltd.	1 Month LIBOR BBA minus 0.50 bps	9/30/2015	(164)	(29,258)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/8/2015	582	(29,217)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/15/2015	324	(30,360)
Merrill Lynch	Samsung Electronics Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	6/22/2015	4,755	(541,106)
Merrill Lynch	Samsung Fine Chemicals Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	2/11/2016	(86)	(7,786)
Merrill Lynch	Samsung SDI Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	11/23/2015	(637)	(68,938)
Merrill Lynch	Samsung SDI Co., Ltd.	1 Month LIBOR BBA minus 4.00 bps	2/11/2016	(75)	(10,102)
Merrill Lynch	Seegene, Inc.	1 Month LIBOR BBA minus 8.00 bps	2/16/2016	-	(44,123)
Merrill Lynch	Seoul Semiconductor Co., Ltd.	1 Month LIBOR BBA minus 3.00 bps	1/4/2016	(22)	(1,259)
Merrill Lynch	Shenzhou International Group Holdings, Ltd.	1 Month LIBOR BBA minus 1.50 bps	7/20/2015	(55)	(3,588)
Merrill Lynch	Shenzhou International Group Holdings, Ltd.	1 Month LIBOR BBA minus 0.75 bps	8/24/2015	(122)	(12,943)
Merrill Lynch	Shenzhou International Group Holdings, Ltd.	1 Month LIBOR BBA minus 0.45 bps	9/28/2015	(112)	(19,096)
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/24/2015	(71)	(6,714)
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 3.50 bps	8/25/2015	(1)	(131)
Merrill Lynch	Sinopec Kantons Holdings, Ltd.	1 Month LIBOR BBA minus 4.50 bps	2/8/2016	(114)	(8,045)
Merrill Lynch	SK Chemicals Co., Ltd.	1 Month LIBOR BBA minus 2.00 bps	11/23/2015	(344)	(21,581)
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	8/24/2015	88	(5,572)
Merrill Lynch	SK Hynix, Inc.	1 Month LIBOR BBA plus 0.65 bps	10/13/2015	-	(4)
Merrill Lynch	SM Entertainment Co.	1 Month LIBOR BBA minus 6.00 bps	11/23/2015	(77)	(11,783)
Merrill Lynch	Taishin Financial Holding Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	10/12/2015	299	(57,030)
Merrill Lynch	Taiwan Semiconductor Manufacturing Co., Ltd.	1 Month LIBOR BBA plus 0.65 bps	1/4/2016	81	(67)
Merrill Lynch	Telefonica Brasil S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	947	(28,267)
Merrill Lynch	Telefonica Brasil S.A.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	67	(449)
Merrill Lynch	Texhong Textile Group, Ltd.	1 Month LIBOR BBA minus 4.25 bps	6/22/2015	(95)	(6,886)
Merrill Lynch	Texhong Textile Group, Ltd.	1 Month LIBOR BBA minus 5.00 bps	7/20/2015	(54)	(1,122)
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 4.50 bps	1/4/2016	(22)	(4,041)
Merrill Lynch	Ton Yi Industrial Corp.	1 Month LIBOR BBA minus 4.50 bps	2/11/2016	(106)	(5,115)
Merrill Lynch	Toray Chemical Korea, Inc.	1 Month LIBOR BBA minus 4.50 bps	7/20/2015	(27)	(805)
Merrill Lynch	Toray Chemical Korea, Inc.	1 Month LIBOR BBA minus 5.50 bps		(23)	(183)
Merrill Lynch	Toray Chemical Korea, Inc.	1 Month LIBOR BBA minus 4.50 bps	11/23/2015	(108)	(5,167)
Merrill Lynch	TPK Holding Co., Ltd.	1 Month LIBOR BBA minus 8.50 bps	10/12/2015	(410)	(13,927)
Merrill Lynch	Turk Hava Yollari	1 Month LIBOR BBA plus 0.80 bps	1/4/2016	532	(38,640)
Merrill Lynch	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	6/22/2015	(229)	(15,240)
Merrill Lynch	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/3/2015	(52)	(24,245)
Merrill Lynch	Uni-President China Holdings, Ltd.	1 Month LIBOR BBA minus 2.50 bps	8/24/2015	(152)	(9,923)
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA plus 0.60 bps	4/27/2015	15	(7,369)
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA plus 0.60 bps	6/8/2015	230	(114,577)
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA plus 0.60 bps	9/28/2015	42	(20,720)
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA plus 0.60 bps	10/13/2015	38	(16,567)
Merrill Lynch	Vale S.A.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	155	(21,341)
Merrill Lynch	Via Varejo S.A.	1 Month LIBOR BBA plus 0.60 bps	11/23/2015	150	(38,855)
Merrill Lynch	Via Varejo S.A.	1 Month LIBOR BBA plus 0.60 bps	1/4/2016	233	(53,453)
Merrill Lynch	Wal-Mart de Mexico S.A.B. de C.V.	1 Month LIBOR BBA plus 0.60 bps	2/8/2016	375	(26,591)
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 8.00 bps	6/15/2015	(34)	(2,620)
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 15.00 bps	6/22/2015	(103)	(10,481)
Merrill Lynch	WeMade Entertainment Co., Ltd.	1 Month LIBOR BBA minus 15.00 bps	7/20/2015	(43)	(8,788)
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 6.00 bps	6/22/2015	(81)	(1,074)
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 8.00 bps	8/24/2015	(92)	(17,600)
Merrill Lynch	YG Entertainment, Inc.	1 Month LIBOR BBA minus 6.00 bps	1/4/2016	(68)	(1,713)
Merrill Lynch	Youngone Corp.	1 Month LIBOR BBA minus 5.00 bps	2/11/2016	(253)	(16,141)
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	11/23/2015	(98)	(9,587)
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	1/4/2016	(105)	(20,125)
Merrill Lynch	Zhaojin Mining Industry Co., Ltd.	1 Month LIBOR BBA minus 3.50 bps	2/8/2016	(132)	(12,332)
				$10,189	$(5,264,405)

* Notional amounts reflected as a positive value indicate a long position held by the Fund and a negative value indicates a short position.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$160,527,955	$—	$1,318,435	$161,846,390
Exchange-Traded Funds	11,173,369	—	—	11,173,369
Preferred Stocks	9,274,924	—	—	9,274,924
Short-Term Investment
Repurchase Agreement	—	320,670	—	320,670
Total Investments in Securities	180,976,248	320,670	1,318,435	182,615,353
Other Financial Instruments
Equity Swap Contracts (c)	—	9,956,685	—	9,956,685
Total Investments in Securities and Other Financial Instruments	$180,976,248	$10,277,355	$1,318,435	$192,572,038

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Equity Swap Contracts (c)(d)	$—	$(5,175,303)	$(242,312)	$(5,417,615)
Total Other Financial Instruments	$—	$(5,175,303)	$(242,312)	$(5,417,615)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,318,435 is held in China within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects the unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 securities valued at $(9,520), $(143,690) and $(89,102) represent aggregate equity swap contracts with reference obligations of Beijing Jingneng Clean Energy Co., Ltd., Duksan Hi-Metal Co., Ltd. and Guangzhou Shipyard International Co., Ltd. Class H, respectively.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

During the period ended January 31, 2015, equity swap contracts with an unrealized appreciation of $121,542 transferred from Level 2 to Level 3. The transfer occurred as a result of the value of these equity swap contracts being obtained using fair valued prices due to market quotations not being readily available. As of October 31, 2014, the valuation of these equity swap contracts was obtained from an independent pricing source using observable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015

Common Stocks
China	$-	$-	$-	$171,915	$1,146,520	$-	$-	$-	$1,318,435	$171,915
Total	$-	$-	$-	$171,915	$1,146,520	$-	$-	$-	$1,318,435	$171,915

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015

Equity Swap Contracts (a)	$27,511	$-	$17,822	$(84,945)	$-	$(17,822)	$121,542	$-	$64,108	$(67,123)
Total	$27,511	$-	$17,822	$(84,945)	$-	$(17,822)	$121,542	$-	$64,108	$(67,123)

(a) Equity swap contracts (expressed in terms of unrealized appreciation/depreciation) with reference obligations of Beijing Jingneng Clean Energy Co., Ltd, Duksan Hi-Metal Co., Ltd. and Guangzhou Shipyard International Co., Ltd. Class H.

MainStay Epoch Global Choice Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 94.5% †
	Australia 2.0%
	Amcor, Ltd. (Containers & Packaging)	470,350	$4,679,618

	Belgium 5.9%
¤	Anheuser-Busch InBev N.V. (Beverages)	77,920	9,518,159
	KBC Groep N.V. (Banks) (a)	82,050	4,423,967
			13,942,126
	Canada 2.0%
	Canadian Pacific Railway, Ltd. (Road & Rail)	26,798	4,670,617

	France 14.6%
¤	Airbus Group N.V. (Aerospace & Defense)	158,820	8,470,821
	AXA S.A. (Insurance)	250,500	5,903,319
¤	Safran S.A. (Aerospace & Defense)	131,568	8,799,884
¤	Sanofi (Pharmaceuticals)	78,700	7,292,340
	Sodexo (Hotels, Restaurants & Leisure)	40,350	4,018,330
			34,484,694
	Germany 7.6%
	Bayer A.G. (Pharmaceuticals)	41,760	6,042,524
	Continental A.G. (Auto Components)	26,040	5,905,636
	GEA Group A.G. (Machinery)	131,050	5,959,740
			17,907,900
	Israel 2.9%
	Check Point Software Technologies, Ltd. (Software) (a)	88,387	6,820,825

	Japan 4.9%
	Takeda Pharmaceutical Co., Ltd. (Pharmaceuticals)	139,450	7,009,906
	Tokyo Electron, Ltd. (Semiconductors & Semiconductor Equipment)	62,900	4,540,070
			11,549,976
	Mexico 1.5%
	Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Household Products)	1,907,300	3,707,844

	United Kingdom 5.5%
	Imperial Tobacco Group PLC (Tobacco)	104,700	4,926,524
¤	WPP PLC (Media)	365,196	8,063,859
			12,990,383
	United States 47.6%
	American International Group, Inc. (Insurance)	105,505	5,156,029
	AmerisourceBergen Corp. (Health Care Providers & Services)	49,254	4,681,593
	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	47,850	3,911,738
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	76,724	8,988,984
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	191,980	4,384,823
¤	Boeing Co. (The) (Aerospace & Defense)	54,645	7,943,744
	CIT Group, Inc. (Banks)	145,771	6,387,685
	Citrix Systems, Inc. (Software) (a)	107,680	6,381,117
¤	CVS Health Corp. (Food & Staples Retailing)	114,610	11,250,118
	Ingersoll-Rand PLC (Machinery)	85,295	5,663,588
¤	Microsoft Corp. (Software)	178,970	7,230,388
	Northern Trust Corp. (Capital Markets)	70,775	4,627,270
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	73,845	5,907,600
	Oracle Corp. (Software)	172,050	7,207,174
	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	102,910	5,808,240
	Synchrony Financial (Consumer Finance) (a)	55,470	1,711,804
	Twenty-First Century Fox, Inc. Class B (Media)	176,235	5,613,085
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	91,130	9,682,562
			112,537,542
	Total Common Stocks (Cost $203,930,842)		223,291,525
		Principal Amount
	Short-Term Investment 5.7%
	Repurchase Agreement 5.7%
	United States 5.7%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $13,492,562 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $13,925,000 and a Market Value of $13,762,969) (Capital Markets)	$13,492,562	13,492,562

	Total Short-Term Investment (Cost $13,492,562)		13,492,562
	Total Investments (Cost $217,423,404) (b)	100.2%	236,784,087
	Other Assets, Less Liabilities	(0.2)	(436,380)
	Net Assets	100.0%	$236,347,707

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $217,478,787 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$25,475,156
Gross unrealized depreciation	(6,169,856)
Net unrealized appreciation	$19,305,300

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$223,291,525	$—	$—	$223,291,525
Short-Term Investment
Repurchase Agreement	—	13,492,562	—	13,492,562

Total Investments in Securities	$223,291,525	$13,492,562	$—	$236,784,087

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.8% †
	Australia 3.3%
	BHP Billiton, Ltd. (Metals & Mining)	995,990	$22,687,558
	Commonwealth Bank of Australia (Banks)	491,620	34,188,916
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	14,966,110	75,732,230
	Westpac Banking Corp. (Banks)	1,313,742	35,243,888
			167,852,592
	Canada 4.5%
¤	BCE, Inc. (Diversified Telecommunication Services)	2,095,130	96,223,961
	Potash Corporation of Saskatchewan, Inc. (Chemicals)	1,843,955	67,378,116
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	759,910	27,018,756
	Shaw Communications, Inc. Class B (Media)	1,717,290	39,651,600
			230,272,433
	France 7.5%
	Electricite de France S.A. (Electric Utilities)	2,344,130	63,824,430
	Sanofi (Pharmaceuticals)	349,886	32,420,428
	SCOR SE (Insurance)	1,652,900	51,672,036
	Total S.A. (Oil, Gas & Consumable Fuels)	1,375,980	70,745,992
	Unibail-Rodamco SE (Real Estate Investment Trusts)	186,705	52,765,245
	Vinci S.A. (Construction & Engineering)	1,272,960	67,376,736
	Vivendi S.A. (Diversified Telecommunication Services) (a)	1,843,963	43,830,158
			382,635,025
	Germany 6.8%
	BASF S.E. (Chemicals)	611,790	54,960,139
	Daimler A.G. Registered (Automobiles)	749,118	68,126,570
	Deutsche Post A.G. Registered (Air Freight & Logistics)	777,060	25,262,291
	Deutsche Telekom A.G. (Diversified Telecommunication Services)	4,877,090	84,237,319
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	379,920	76,417,087
	Siemens A.G. (Industrial Conglomerates)	337,260	35,442,644
			344,446,050
	Italy 1.3%
	Terna S.p.A. (Electric Utilities)	15,251,660	66,903,828

	Netherlands 1.8%
	Royal Dutch Shell PLC, Sponsored ADR (Oil, Gas & Consumable Fuels)	989,600	60,810,920
	Wolters Kluwer N.V. (Media)	1,023,890	30,712,442
			91,523,362
	Norway 2.2%
	Orkla ASA (Food Products)	4,930,760	36,441,890
	Statoil ASA (Oil, Gas & Consumable Fuels)	1,498,370	24,902,045
	Yara International ASA (Chemicals)	1,006,780	52,476,773
			113,820,708
	Philippines 0.6%
	Philippine Long Distance Telephone Co., Sponsored ADR (Wireless Telecommunication Services)	433,661	28,925,189

	Spain 0.8%
	Gas Natural SDG S.A. (Gas Utilities)	1,656,560	38,935,775

	Sweden 0.7%
	Svenska Handelsbanken AB Class A (Banks)	779,170	36,989,434

	Switzerland 4.0%
	Nestle S.A. Registered (Food Products)	377,800	28,987,160
	Novartis A.G. (Pharmaceuticals)	553,866	54,379,242
	Roche Holding A.G., (Genusscheine) (Pharmaceuticals)	124,510	33,710,723
¤	Swisscom A.G. (Diversified Telecommunication Services)	150,305	88,313,600
			205,390,725
	United Kingdom 18.4%
	Aberdeen Asset Management PLC (Capital Markets)	4,437,000	29,251,552
	AstraZeneca PLC, Sponsored ADR (Pharmaceuticals)	403,600	28,671,744
	BAE Systems PLC (Aerospace & Defense)	10,089,020	77,120,169
	British American Tobacco PLC (Tobacco)	1,043,260	58,957,400
	Centrica PLC (Multi-Utilities)	12,804,520	56,662,800
	Diageo PLC, Sponsored ADR (Beverages)	208,250	24,600,573
	GlaxoSmithKline PLC (Pharmaceuticals)	3,389,500	74,894,287
¤	Imperial Tobacco Group PLC (Tobacco)	2,198,120	103,429,723
¤	National Grid PLC (Multi-Utilities)	6,248,793	88,048,684
	Pearson PLC (Media)	2,183,070	44,422,802
	Rio Tinto PLC (Metals & Mining)	656,890	28,940,196
	SSE PLC (Electric Utilities)	3,529,060	85,525,974
	Unilever PLC (Food Products)	837,200	36,947,051
	United Utilities Group PLC (Water Utilities)	5,450,287	84,308,770
¤	Vodafone Group PLC (Wireless Telecommunication Services)	25,849,395	91,301,134
	WM Morrison Supermarkets PLC (Food & Staples Retailing)	8,785,827	23,806,566
			936,889,425
	United States 44.9%
	AbbVie, Inc. (Pharmaceuticals)	686,900	41,454,415
¤	Altria Group, Inc. (Tobacco)	2,123,030	112,732,893
	Ameren Corp. (Multi-Utilities)	1,865,420	84,466,218
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	345,630	40,494,011
	Arthur J. Gallagher & Co. (Insurance)	579,580	25,750,739
	AT&T, Inc. (Diversified Telecommunication Services)	2,389,145	78,650,653
	Automatic Data Processing, Inc. (IT Services)	364,940	30,118,498
	CenturyLink, Inc. (Diversified Telecommunication Services)	1,880,470	69,897,070
	CME Group, Inc. (Diversified Financial Services)	892,960	76,169,488
	Coca-Cola Co. (The) (Beverages)	667,550	27,483,033
	ConocoPhillips (Oil, Gas & Consumable Fuels)	620,370	39,070,903
	Corrections Corporation of America (Real Estate Investment Trusts)	1,755,940	69,043,561
	Dominion Resources, Inc. (Multi-Utilities)	379,900	29,210,511
	Dow Chemical Co. (The) (Chemicals)	929,460	41,974,414
¤	Duke Energy Corp. (Electric Utilities)	1,051,837	91,657,076
	E.I. du Pont de Nemours & Co. (Chemicals)	429,280	30,569,029
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,090,440	37,554,754
¤	Health Care REIT, Inc. (Real Estate Investment Trusts)	1,219,300	99,921,635
	Johnson & Johnson (Pharmaceuticals)	291,930	29,233,870
	Kimberly-Clark Corp. (Household Products)	414,305	44,728,368
	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	2,037,093	83,622,668
	KLA-Tencor Corp. (Semiconductors & Semiconductor Equipment)	427,205	26,260,291
	Lockheed Martin Corp. (Aerospace & Defense)	283,315	53,368,047
¤	Lorillard, Inc. (Tobacco)	1,479,020	97,038,502
	MarkWest Energy Partners, L.P. (Oil, Gas & Consumable Fuels)	455,110	26,819,632
	Mattel, Inc. (Leisure Products)	1,101,210	29,622,549
	McDonald's Corp. (Hotels, Restaurants & Leisure)	304,810	28,176,636
	Merck & Co., Inc. (Pharmaceuticals)	646,110	38,947,511
	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	764,190	34,464,969
	Microsoft Corp. (Software)	747,040	30,180,416
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	461,550	36,924,000
	People's United Financial, Inc. (Thrifts & Mortgage Finance)	2,200,280	30,957,940
	PepsiCo., Inc. (Beverages)	313,380	29,388,776
	Philip Morris International, Inc. (Tobacco)	581,770	46,681,225
	PPL Corp. (Electric Utilities)	2,215,280	78,642,440
	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	2,077,950	34,223,836
	Regal Entertainment Group Class A (Media)	1,781,720	37,701,195
¤	Reynolds American, Inc. (Tobacco)	1,341,680	91,167,156
	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	616,100	34,772,684
	Southern Co. (The) (Electric Utilities)	809,265	41,045,921
	Targa Resources Partners, L.P. (Oil, Gas & Consumable Fuels)	532,310	23,980,566
	TECO Energy, Inc. (Multi-Utilities)	3,183,440	67,902,775
	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,719,480	78,597,431
	Waste Management, Inc. (Commercial Services & Supplies)	605,310	31,131,093
	Wells Fargo & Co. (Banks)	781,350	40,567,692
	Wisconsin Energy Corp. (Multi-Utilities)	667,600	37,232,052
			2,289,599,142
	Total Common Stocks (Cost $4,491,376,117)		4,934,183,688
		Principal Amount
	Short-Term Investment 2.4%
	Repurchase Agreement 2.4%
	United States 2.4%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $123,934,815 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $127,905,000 and a Market Value of $126,416,697 (Capital Markets)	$123,934,815	123,934,815

	Total Short-Term Investment (Cost $123,934,815)		123,934,815
	Total Investments (Cost $4,615,310,932) (b)	99.2%	5,058,118,503
	Other Assets, Less Liabilities	0.8	39,214,807
	Net Assets	100.0%	$5,097,333,310

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $4,607,419,459 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$582,470,584
Gross unrealized depreciation	(131,771,540)
Net unrealized appreciation	$450,699,044

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,934,183,688	$—	$—	$4,934,183,688
Short-Term Investment
Repurchase Agreement	—	123,934,815	—	123,934,815
Total Investments in Securities	$4,934,183,688	$123,934,815	$—	$5,058,118,503

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	Australia 3.0%
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	179,935	$983,357
	Asaleo Care, Ltd. (Personal Products) (a)	240,975	309,538
	Flight Centre, Ltd. (Hotels, Restaurants & Leisure)	5,970	175,728
	Pact Group Holdings, Ltd. (Containers & Packaging)	241,252	888,363
	Seek, Ltd. (Professional Services)	25,450	353,659
			2,710,645
	Brazil 1.1%
	JSl S.A. (Road & Rail)	56,900	230,717
	Raia Drogasil S.A. (Food & Staples Retailing)	79,100	762,037
			992,754
	Canada 6.4%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers) (b)(c)	97,100	773,316
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	40,933	325,995
	ATS Automation Tooling Systems, Inc. (Machinery) (a)	30,057	342,981
	Calfrac Well Services, Ltd. (Energy Equipment & Services)	29,100	186,870
	Capstone Mining Corp. (Metals & Mining) (a)	267,660	244,342
¤	CCL Industries, Inc. Class B (Containers & Packaging)	14,290	1,477,132
	Element Financial Corp. (Diversified Financial Services) (a)	43,400	461,084
	Legacy Oil + Gas, Inc. (Oil, Gas & Consumable Fuels) (a)	57,240	69,371
	MacDonald Dettwiler & Associates, Ltd. (Aerospace & Defense)	12,400	910,849
	Surge Energy, Inc. (Oil, Gas & Consumable Fuels)	139,900	282,949
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	84,300	823,297
			5,898,186
	Denmark 0.3%
	ALK-Abello A/S (Pharmaceuticals)	2,480	282,843

	Finland 0.5%
	Cargotec Oyj Class B (Machinery)	14,400	461,799

	France 6.3%
¤	Alcatel-Lucent (Communications Equipment) (a)	384,566	1,344,527
	Alten, Ltd. (IT Services)	16,460	690,982
¤	Altran Technologies S.A. (IT Services)	209,440	1,859,494
	Eurofins Scientific (Life Sciences Tools & Services)	1,920	495,754
	Havas S.A. (Media)	102,934	796,760
	IPSOS (Media)	13,030	339,901
	Saft Groupe S.A. (Electrical Equipment)	7,796	250,013
			5,777,431
	Germany 5.9%
	Duerr A.G. (Machinery)	8,800	803,475
	Gerresheimer A.G. (Life Sciences Tools & Services)	13,324	728,641
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	12,975	267,357
	KION Group A.G. (Machinery)	22,730	883,560
	Krones A.G. (Machinery)	3,050	289,816
	Morphosys A.G. (Life Sciences Tools & Services) (a)	11,550	991,914
¤	ProSiebenSat.1 Media A.G. (Media)	32,990	1,466,543
			5,431,306
	Hong Kong 1.7%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	408,000	281,568
	Emperor Watch & Jewellery, Ltd. (Specialty Retail)	2,940,000	127,046
	Hutchison Telecommunications Hong Kong Holdings, Ltd. (Diversified Telecommunication Services)	1,244,760	570,011
	Kingboard Chemical Holdings, Ltd. (Electronic Equipment, Instruments & Components)	152,684	247,373
	Vitasoy International Holdings, Ltd. (Food Products)	215,930	299,706
			1,525,704
	Ireland 1.4%
	Kingspan Group PLC (Building Products)	32,850	595,969
	Smurfit Kappa Group PLC (Containers & Packaging)	27,730	684,981
			1,280,950
	Italy 9.0%
	Astaldi S.p.A. (Construction & Engineering)	93,498	594,825
¤	Azimut Holding S.p.A. (Capital Markets)	63,169	1,476,872
	Banca Generali S.p.A. (Capital Markets)	23,733	663,484
	Banca Popolare dell'Emilia Romagna S.C. (Banks) (a)	142,200	963,312
	Banco Popolare S.C. (Banks) (a)	57,349	727,105
	Buzzi Unicem S.p.A. (Construction Materials)	35,000	430,304
	Credito Valtellinese S.C. (Banks) (a)	950,770	1,074,370
	Danieli & Co. S.p.A. (Machinery)	17,194	282,112
	Hera S.p.A (Multi-Utilities)	346,800	850,388
	Mediolanum S.p.A. (Insurance)	82,377	586,907
	RAI Way S.p.A (Media) (a)(b)	161,550	629,803
			8,279,482
	Japan 26.2%
	Aida Engineering, Ltd. (Machinery)	31,300	312,387
	Air Water, Inc. (Chemicals)	51,160	888,319
	ASKUL Corp. (Internet & Catalog Retail)	17,400	272,195
	Century Tokyo Leasing Corp. (Diversified Financial Services)	23,600	563,321
	CyberAgent, Inc. (Media)	17,000	755,684
¤	Daicel Corp. (Chemicals)	115,800	1,454,526
	Daifuku Co., Ltd. (Machinery)	55,100	637,664
	Doutor Nichires Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	43,200	615,829
	DTS Corp. (IT Services)	40,300	852,467
	GMO Internet, Inc. (Internet Software & Services)	63,100	526,595
	Hakuhodo DY Holdings, Inc. (Media)	52,400	526,543
	Horiba, Ltd. (Electronic Equipment, Instruments & Components)	27,950	919,925
	IBJ Leasing Co., Ltd. (Diversified Financial Services)	16,800	319,176
	Japan Logistics Fund, Inc. (Real Estate Investment Trusts)	197	423,257
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	7,600	199,659
	Kansai Paint Co., Ltd. (Chemicals)	28,440	500,842
	KYB Co., Ltd. (Auto Components)	172,000	689,875
	Meitec Corp. (Professional Services)	10,800	317,755
	MISUMI Group, Inc. (Trading Companies & Distributors)	23,200	876,199
	Monex Group, Inc. (Capital Markets)	124,700	259,106
	Nachi-Fujikoshi Corp. (Machinery)	62,000	336,847
	Nichias Corp. (Building Products)	70,000	387,465
	Nifco, Inc. (Auto Components)	22,650	786,954
	Nihon Kohden Corp. (Health Care Equipment & Supplies)	11,700	583,854
	Nippo Corp. (Construction & Engineering)	15,000	235,672
	Nippon Shokubai Co., Ltd. (Chemicals)	33,000	448,505
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	20,600	637,665
	OBIC Business Consultants, Ltd. (Software)	7,900	238,823
	OBIC Co., Ltd. (IT Services)	25,600	866,559
	Sawai Pharmaceutical Co., Ltd. (Pharmaceuticals)	7,800	475,585
	SCSK Corp. (IT Services)	47,600	1,196,992
	St. Marc Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	9,378	606,140
	Sundrug Co., Ltd. (Food & Staples Retailing)	22,100	944,750
	Suruga Bank, Ltd. (Banks)	46,100	874,263
¤	Temp Holdings Co., Ltd. (Professional Services)	40,000	1,365,920
	Tokai Rika Co., Ltd. (Auto Components)	13,200	274,724
	Tokyo Ohka Kogyo Co., Ltd. (Chemicals)	21,300	736,422
	TS Tech Co., Ltd. (Auto Components)	23,000	585,234
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	18,400	592,285
			24,085,983
	Mexico 0.6%
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B (Transportation Infrastructure)	41,300	541,685

	Netherlands 2.2%
	Aalberts Industries N.V. (Machinery)	30,980	896,539
	Delta Lloyd N.V. (Insurance)	22,906	434,330
	USG People N.V. (Professional Services)	59,100	687,197
			2,018,066
	New Zealand 0.7%
	SKYCITY Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	210,950	603,163

	Norway 0.3%
	SpareBank 1 SMN (Banks)	41,350	294,367

	Portugal 0.3%
	Mota-Engil SGPS S.A. (Construction & Engineering)	97,160	300,497

	Republic of Korea 2.1%
	Grand Korea Leisure Co., Ltd. (Hotels, Restaurants & Leisure)	12,702	465,756
	Hana Tour Service, Inc. (Hotels, Restaurants & Leisure)	12,250	956,611
	Paradise Co., Ltd. (Hotels, Restaurants & Leisure)	19,777	475,617
			1,897,984
	Singapore 0.4%
	M1, Ltd. (Wireless Telecommunication Services)	122,000	338,188

	Spain 5.9%
	Abengoa S.A. Class B (Construction & Engineering)	259,823	766,296
	Abengoa Yield PLC (Independent Power & Renewable Electricity Producers)	23,003	757,259
	Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (a)	29,315	364,054
	Liberbank S.A. (Banks) (a)	1,828,250	1,291,201
	Mediaset Espana Comunicacion S.A. (Media) (a)	34,970	426,576
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	85,212	980,709
	Merlin Properties Socimi S.A. (Real Estate Investment Trusts) (a)	72,500	870,043
			5,456,138
	Sweden 0.9%
	BillerudKorsnas AB (Containers & Packaging)	45,350	690,592
	Modern Times Group AB Class B (Media)	6,260	177,340
			867,932
	Switzerland 2.6%
	EFG International A.G. (Capital Markets) (a)	18,332	198,453
	Gategroup Holding A.G. (Commercial Services & Supplies) (a)	26,670	740,672
	Kuoni Reisen Holding A.G. Registered (Hotels, Restaurants & Leisure) (a)	1,809	606,809
	Temenos Group A.G. Registered (Software) (a)	28,074	857,630
			2,403,564
	United Kingdom 20.5%
	Alent PLC (Chemicals)	61,145	336,613
¤	Ashtead Group PLC (Trading Companies & Distributors)	120,618	1,976,624
	Babcock International Group PLC (Commercial Services & Supplies)	62,417	945,766
	Bovis Homes Group PLC (Household Durables)	18,555	232,244
	Catlin Group, Ltd. (Insurance)	24,550	257,731
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	78,200	793,871
	Halma PLC (Electronic Equipment, Instruments & Components)	76,250	799,915
	Hays PLC (Professional Services)	505,800	1,182,370
	Inchcape PLC (Distributors)	76,565	803,220
¤	Intermediate Capital Group PLC (Capital Markets)	202,390	1,502,861
	International Personal Finance PLC (Consumer Finance)	38,597	253,177
	Lancashire Holdings, Ltd. (Insurance)	79,340	729,560
	Lavendon Group PLC (Trading Companies & Distributors)	142,150	339,359
	Michael Page International PLC (Professional Services)	143,270	1,005,597
	Micro Focus International PLC (Software)	41,811	662,505
	Moneysupermarket.com Group PLC (Internet Software & Services)	130,570	517,228
	Paragon Group of Cos. PLC (Thrifts & Mortgage Finance)	71,787	445,694
¤	Playtech PLC (Software)	141,580	1,447,954
	Premier Oil PLC (Oil, Gas & Consumable Fuels)	199,101	433,636
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	54,300	588,456
	SThree PLC (Professional Services)	60,644	308,736
	Stock Spirits Group PLC (Beverages)	169,600	505,156
	Taylor Wimpey PLC (Household Durables)	247,696	505,150
	Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	573,800	1,108,843
	Vesuvius PLC (Machinery)	92,370	612,162
	William Hill PLC (Hotels, Restaurants & Leisure)	100,900	573,100
			18,867,528
	United States 0.7%
	Scorpio Tankers, Inc. (Oil, Gas & Consumable Fuels)	80,040	629,915

	Total Common Stocks (Cost $89,031,968)		90,946,110

	Preferred Stock 0.2%
	Brazil 0.2%
	Banco ABC Brasil S.A. 5.35% (Banks)	45,800	193,732

	Total Preferred Stock (Cost $282,486)		193,732

	Principal Amount
Short-Term Investment 0.2%
Repurchase Agreement 0.2%
United States 0.2%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/215 Proceeds at Maturity $199,093 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $205,000 and a Market Value of $203,553) (Capital Markets)	$199,093	199,093

Total Short-Term Investment (Cost $199,093)		199,093
Total Investments (Cost $89,513,547) (d)	99.4%	91,338,935
Other Assets, Less Liabilities	0.6	583,535
Net Assets	100.0%	$91,922,470

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $773,316, which represented 0.8% of the Fund's net assets.
(d)	As of January 31, 2015, cost was $91,780,985 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$11,562,105
Gross unrealized depreciation	(12,004,155)
Net unrealized depreciation	$(442,050)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$90,172,794	$773,316	$—	$90,946,110
Preferred Stock	193,732	—	—	193,732
Short-Term Investment
Repurchase Agreement	—	199,093	—	199,093
Total Investments in Securities	$90,366,526	$972,409	$—	$91,338,935

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 security valued at $773,316 is listed under Canada in the Independent Power & Renewable Electricity Producers, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of Janruay 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Common Stock
Spain	$206,503	$-	$(366,843)	$215,413	$-	$(55,073)	$-	$-	$-	$-
Total	$206,503	$-	$(366,843)	$215,413	$-	$(55,073)	$-	$-	$-	$-

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 96.4% †
	Aerospace & Defense 7.4%
¤	Boeing Co. (The)	148,420	$21,575,816
	Hexcel Corp.	181,600	8,032,168
	Rockwell Collins, Inc.	151,305	12,954,734
	United Technologies Corp.	99,580	11,429,792
			53,992,510
	Auto Components 2.6%
	Dana Holding Corp.	308,130	6,430,673
	Visteon Corp. (a)	131,520	12,750,864
			19,181,537
	Banks 6.6%
	BankUnited, Inc.	309,420	8,558,557
	CIT Group, Inc.	293,940	12,880,451
	Citigroup, Inc.	263,180	12,356,301
	Huntington Bancshares, Inc.	689,900	6,912,798
	Investors Bancorp, Inc.	629,150	6,926,941
			47,635,048
	Beverages 1.6%
	PepsiCo., Inc.	122,000	11,441,160

	Building Products 1.6%
	Masco Corp.	469,120	11,652,941

	Capital Markets 6.4%
	Ameriprise Financial, Inc.	88,810	11,095,921
	BlackRock, Inc.	36,420	12,401,374
	Morgan Stanley	377,740	12,771,390
	Northern Trust Corp.	161,320	10,547,102
			46,815,787
	Chemicals 4.4%
	E.I. du Pont de Nemours & Co.	157,620	11,224,120
	Ecolab, Inc.	84,112	8,728,302
	Praxair, Inc.	101,350	12,221,797
			32,174,219
	Commercial Services & Supplies 0.4%
	Waste Connections, Inc.	61,896	2,675,145

	Construction & Engineering 0.7%
	Jacobs Engineering Group, Inc. (a)	138,615	5,281,231

	Containers & Packaging 1.5%
	Rock-Tenn Co. Class A	168,560	10,939,544

	Distributors 1.3%
	Genuine Parts Co.	101,200	9,405,528

	Diversified Financial Services 2.3%
¤	CME Group, Inc.	192,075	16,383,997

	Diversified Telecommunication Services 1.6%
	CenturyLink, Inc.	304,880	11,332,390

	Energy Equipment & Services 1.3%
	National Oilwell Varco, Inc.	166,475	9,061,234

	Food & Staples Retailing 2.2%
¤	CVS Health Corp.	163,745	16,073,209

	Food Products 0.9%
	J.M. Smucker Co. (The)	66,386	6,847,716

	Health Care Equipment & Supplies 1.7%
	Abbott Laboratories	272,530	12,198,443

	Health Care Providers & Services 3.5%
	AmerisourceBergen Corp.	75,965	7,220,473
¤	UnitedHealth Group, Inc.	170,970	18,165,563
			25,386,036
	Hotels, Restaurants & Leisure 1.5%
	McDonald's Corp.	118,590	10,962,460

	Insurance 4.5%
	American International Group, Inc.	266,845	13,040,715
	Marsh & McLennan Cos., Inc.	202,890	10,909,395
	MetLife, Inc.	187,110	8,700,615
			32,650,725
	IT Services 3.3%
	Fidelity National Information Services, Inc.	140,660	8,781,404
¤	Visa, Inc. Class A	60,278	15,365,465
			24,146,869
	Life Sciences Tools & Services 1.3%
	Agilent Technologies, Inc.	255,115	9,635,694

	Machinery 2.1%
	AGCO Corp.	116,040	5,029,174
	Ingersoll-Rand PLC	153,900	10,218,960
			15,248,134
	Media 2.0%
	Time Warner, Inc.	185,325	14,442,377

	Multi-Utilities 2.8%
	Vectren Corp.	203,376	9,745,778
	Wisconsin Energy Corp.	190,970	10,650,397
			20,396,175
	Multiline Retail 1.5%
	Kohl's Corp.	185,800	11,095,976

	Oil, Gas & Consumable Fuels 3.9%
	Devon Energy Corp.	130,350	7,856,194
	Exxon Mobil Corp.	99,930	8,735,881
	Occidental Petroleum Corp.	144,707	11,576,560
			28,168,635
	Pharmaceuticals 2.0%
	AbbVie, Inc.	234,980	14,181,043

	Semiconductors & Semiconductor Equipment 3.7%
	Applied Materials, Inc.	510,700	11,664,388
¤	Texas Instruments, Inc.	287,308	15,356,613
			27,021,001
	Software 9.5%
	ANSYS, Inc. (a)	85,720	6,915,032
	Check Point Software Technologies, Ltd. (a)	154,400	11,915,048
	Citrix Systems, Inc. (a)	166,775	9,883,087
¤	Microsoft Corp.	570,470	23,046,988
¤	Oracle Corp.	402,550	16,862,819
			68,622,974
	Specialty Retail 4.0%
¤	Home Depot, Inc. (The)	145,430	15,185,801
	TJX Cos., Inc. (The)	210,600	13,886,964
			29,072,765
	Technology Hardware, Storage & Peripherals 6.3%
¤	Apple, Inc.	288,438	33,793,396
	Seagate Technology PLC	209,160	11,804,990
			45,598,386
	Total Common Stocks (Cost $539,867,229)		699,720,889

	Principal Amount
Short-Term Investment 3.9%
Repurchase Agreement 3.9%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $28,305,808 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $29,420,000 and a Market Value of $28,876,583)	$28,305,808	28,305,808
Total Short-Term Investment (Cost $28,305,808)		28,305,808
Total Investments (Cost $568,173,037) (b)	100.3%	728,026,697
Other Assets, Less Liabilities	(0.3)	(1,863,882)
Net Assets	100.0%	$726,162,815

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $568,852,907 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$169,473,140
Gross unrealized depreciation	(10,299,350)
Net unrealized appreciation	$159,173,790

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$699,720,889	$—	$—	$699,720,889
Short-Term Investment
Repurchase Agreement	—	28,305,808	—	28,305,808
Total Investments in Securities	$699,720,889	$28,305,808	$—	$728,026,697

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	Aerospace & Defense 6.9%
	Boeing Co. (The)	1,220	$177,351
	General Dynamics Corp.	2,365	315,042
	Honeywell International, Inc.	2,365	231,202
¤	Lockheed Martin Corp.	2,325	437,960
	Raytheon Co.	3,760	376,188
	United Technologies Corp.	2,015	231,282
			1,769,025
	Air Freight & Logistics 0.9%
	United Parcel Service, Inc. Class B	2,340	231,286

	Banks 2.0%
	Commonwealth Bank of Australia, ADR	2,100	145,194
	M&T Bank Corp.	1,530	173,135
	Wells Fargo & Co.	3,860	200,411
			518,740
	Beverages 3.2%
	Coca-Cola Co. (The)	4,835	199,057
	Coca-Cola Enterprises, Inc.	4,740	199,554
	Molson Coors Brewing Co. Class B	3,805	288,913
	PepsiCo., Inc.	1,515	142,077
			829,601
	Capital Markets 0.9%
	BlackRock, Inc.	690	234,952

	Chemicals 3.6%
	Dow Chemical Co. (The)	5,640	254,702
	E.I. du Pont de Nemours & Co.	2,905	206,865
	Potash Corporation of Saskatchewan, Inc.	8,105	296,157
	RPM International, Inc.	3,275	156,742
			914,466
	Commercial Services & Supplies 4.2%
	Deluxe Corp.	5,095	330,818
	R.R. Donnelley & Sons Co.	9,920	163,382
	Republic Services, Inc.	5,580	221,415
	Waste Management, Inc.	7,265	373,639
			1,089,254
	Containers & Packaging 0.8%
	Bemis Co., Inc.	4,830	213,969

	Distributors 0.9%
	Genuine Parts Co.	2,600	241,644

	Diversified Financial Services 1.4%
	CME Group, Inc.	4,113	350,839

	Diversified Telecommunication Services 3.7%
	AT&T, Inc.	9,515	313,234
	CenturyLink, Inc.	10,080	374,673
	Verizon Communications, Inc.	6,045	276,317
			964,224
	Electric Utilities 6.5%
¤	Duke Energy Corp.	4,975	433,521
	Entergy Corp.	1,910	167,144
	Northeast Utilities	6,193	344,207
	PPL Corp.	9,425	334,587
	Southern Co. (The)	3,790	192,229
	Westar Energy, Inc.	4,480	191,386
			1,663,074
	Electrical Equipment 2.1%
	Eaton Corp. PLC	4,110	259,300
	Emerson Electric Co.	4,930	280,714
			540,014
	Food & Staples Retailing 2.1%
	CVS Health Corp.	3,170	311,167
	Wal-Mart Stores, Inc.	2,740	232,845
			544,012
	Food Products 2.9%
	Campbell Soup Co.	5,260	240,593
	Hershey Co. (The)	1,715	175,290
	Kraft Foods Group, Inc.	4,930	322,126
			738,009
	Gas Utilities 0.7%
	WGL Holdings, Inc.	3,040	171,760

	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	2,450	174,930

	Health Care Providers & Services 1.0%
	UnitedHealth Group, Inc.	2,310	245,438

	Hotels, Restaurants & Leisure 0.6%
	McDonald's Corp.	1,590	146,980

	Household Products 3.1%
	Colgate-Palmolive Co.	2,060	139,091
	Kimberly-Clark Corp.	3,500	377,860
	Procter & Gamble Co. (The)	3,170	267,200
			784,151
	Industrial Conglomerates 1.5%
¤	3M Co.	2,395	388,709

	Insurance 2.1%
	Arthur J. Gallagher & Co.	7,220	320,785
	Marsh & McLennan Cos., Inc.	4,020	216,155
			536,940
	IT Services 2.3%
	Automatic Data Processing, Inc.	3,745	309,075
	Paychex, Inc.	6,450	291,927
			601,002
	Leisure Products 0.8%
	Mattel, Inc.	7,710	207,399

	Media 1.3%
	Regal Entertainment Group Class A	8,505	179,966
	Time Warner, Inc.	2,039	158,899
			338,865
	Metals & Mining 1.0%
	BHP Billiton, Ltd., ADR	2,740	126,944
	Rio Tinto PLC, Sponsored ADR	3,230	142,540
			269,484
	Multi-Utilities 8.7%
	Ameren Corp.	6,210	281,189
	CMS Energy Corp.	7,725	291,464
	Dominion Resources, Inc.	3,320	255,275
¤	NiSource, Inc.	9,160	396,262
	SCANA Corp.	2,830	180,469
	TECO Energy, Inc.	9,710	207,114
	Vectren Corp.	4,360	208,931
¤	Wisconsin Energy Corp.	7,295	406,842
			2,227,546
	Oil, Gas & Consumable Fuels 8.4%
	ConocoPhillips	4,900	308,602
	Enterprise Products Partners, L.P.	4,915	169,273
	Exxon Mobil Corp.	1,575	137,687
¤	Kinder Morgan, Inc.	10,307	423,102
	MarkWest Energy Partners, L.P.	2,145	126,405
	Occidental Petroleum Corp.	2,420	193,600
	ONEOK Partners, L.P.	3,425	141,589
	ONEOK, Inc.	4,140	182,284
	Royal Dutch Shell PLC, Sponsored ADR	3,025	185,886
	Spectra Energy Corp.	5,425	181,412
	Targa Resources Partners, L.P.	2,570	115,779
			2,165,619
	Pharmaceuticals 5.0%
¤	AbbVie, Inc.	7,520	453,832
¤	Johnson & Johnson	3,905	391,047
	Merck & Co., Inc.	4,390	264,629
	Pfizer, Inc.	5,380	168,125
			1,277,633
	Real Estate Investment Trusts 2.1%
	Corrections Corporation of America	4,990	196,207
	Health Care REIT, Inc.	4,285	351,156
			547,363
	Semiconductors & Semiconductor Equipment 3.0%
	Intel Corp.	4,570	150,993
	KLA-Tencor Corp.	3,605	221,599
	Linear Technology Corp.	2,480	111,451
	Microchip Technology, Inc.	6,525	294,278
			778,321
	Software 1.8%
	Microsoft Corp.	5,535	223,614
	Oracle Corp.	5,985	250,712
			474,326
	Specialty Retail 1.1%
	Home Depot, Inc. (The)	2,770	289,243

	Technology Hardware, Storage & Peripherals 2.6%
	Apple, Inc.	2,450	287,042
	Seagate Technology PLC	6,580	371,375
			658,417
	Thrifts & Mortgage Finance 0.6%
	People's United Financial, Inc.	10,675	150,197

	Tobacco 6.3%
¤	Altria Group, Inc.	10,015	531,796
	Lorillard, Inc.	5,095	334,283
	Philip Morris International, Inc.	4,270	342,625
¤	Reynolds American, Inc.	6,195	420,950
			1,629,654
	Wireless Telecommunication Services 0.9%
	Vodafone Group PLC, Sponsored ADR	6,255	219,738

	Total Common Stocks (Cost $20,897,861)		25,126,824

	Principal Amount
Short-Term Investment 4.9%
Repurchase Agreement 4.9%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,266,203 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $1,305,000 and a Market Value of $1,295,791)	$1,266,203	1,266,203
Total Short-Term Investment (Cost $1,266,203)		1,266,203
Total Investments (Cost $22,164,064) (a)	102.6%	26,393,027
Other Assets, Less Liabilities	(2.6)	(660,474)
Net Assets	100.0%	$25,732,553

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2015, cost was $22,221,642 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,559,141
Gross unrealized depreciation	(387,756)
Net unrealized appreciation	$4,171,385

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$25,126,824	$—	$—	$25,126,824
Short-Term Investment
Repurchase Agreement	—	1,266,203	—	1,266,203
Total Investments in Securities	$25,126,824	$1,266,203	$—	$26,393,027

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.8%†
	Corporate Bonds 1.0%
	Containers, Packaging & Glass 0.2%
	Greif, Inc. 7.75%, due 8/1/19	$1,350,000	$1,537,312
	Reynolds Group Issuer, Inc. 9.875%, due 8/15/19	1,100,000	1,168,750
			2,706,062
	Finance 0.2%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	3,000,000	2,595,000

	Mining, Steel, Iron & Non-Precious Metals 0.1%
	FMG Resources (August 2006) Pty, Ltd. 6.00%, due 4/1/17 (a)	2,000,000	1,950,000
	Real Estate 0.3%
	iStar Financial, Inc.
	4.00%, due 11/1/17	1,800,000	1,759,500
	5.00%, due 7/1/19	1,800,000	1,768,500
			3,528,000
	Software 0.2%
¤	First Data Corp. 6.75%, due 11/1/20 (a)	2,753,000	2,945,710

	Total Corporate Bonds (Cost $13,859,100)		13,724,772

	Floating Rate Loans 87.9% (b)
	Aerospace & Defense 2.4%
	American Airlines, Inc. Exit Term Loan 3.75%, due 6/27/19	7,222,911	7,159,710
	BE Aerospace, Inc. 2014 Term Loan B 4.00%, due 12/16/21	2,500,000	2,500,390
	Booz Allen Hamilton, Inc. New Term Loan 3.75%, due 7/31/19	10,294,494	10,249,455
	TransDigm, Inc. Term Loan C 3.75%, due 2/28/20	8,157,777	8,029,748
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19	6,071,000	5,993,595
			33,932,898
	Automobile 4.3%
	Affinia Group Intermediate Holdings, Inc. Term Loan B2 4.75%, due 4/27/20	4,813,271	4,747,089
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19	5,374,669	5,343,318
	Capital Automotive, L.P.
	New Term Loan B 4.00%, due 4/10/19	7,909,002	7,852,982
	New 2nd Lien Term Loan 6.00%, due 4/30/20	1,666,667	1,662,500
	Chrysler Group LLC
	2018 Term Loan B 3.25%, due 12/31/18	2,977,500	2,956,657
	New Term Loan B 3.50%, due 5/24/17	6,745,314	6,709,712
	Federal-Mogul Holdings Corp. New Term Loan C 4.75%, due 4/15/21	9,452,500	9,357,975
	Goodyear Tire & Rubber Co. (The) New 2nd Lien Term Loan 4.75%, due 4/30/19	9,000,000	8,988,750
	KAR Auction Services, Inc. Term Loan B2 3.50%, due 3/11/21	1,960,295	1,929,257
	MPG Holdco I, Inc. Term Loan B 4.25%, due 10/20/21	5,955,556	5,939,601
	Tower Automotive Holdings USA LLC New Term Loan 4.00%, due 4/23/20	6,232,947	6,123,871
			61,611,712
	Beverage, Food & Tobacco 1.4%
	Albertson's Holdings LLC Term Loan B4 5.50%, due 8/25/21 (c)	8,800,000	8,780,447
	American Seafoods Group LLC New Term Loan B 4.503%, due 3/18/18 (d)	2,360,284	2,257,021
	H.J. Heinz Co. Term Loan B2 3.50%, due 6/5/20	2,023,692	2,018,948
	New Albertson's, Inc. Term Loan 4.75%, due 6/27/21	3,325,000	3,280,944
	Pinnacle Foods Finance LLC Term Loan G 3.00%, due 4/29/20	3,155,052	3,075,191
			19,412,551
	Broadcasting & Entertainment 6.0%
	Cequel Communications LLC Term Loan B 3.50%, due 2/14/19	5,908,877	5,844,045
	Charter Communications Operating LLC Term Loan G 4.25%, due 9/12/21	3,600,000	3,611,232
	Clear Channel Communications, Inc.
	Term Loan B 3.821%, due 1/29/16	5,231,925	5,154,383
	Term Loan D 6.921%, due 1/30/19	3,250,000	3,025,886
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.25%, due 12/23/20	8,097,270	7,902,433
	Hubbard Radio LLC Term Loan B 4.50%, due 4/29/19	4,016,768	3,959,027
	Mission Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,288,563	1,272,456
	Nexstar Broadcasting, Inc. Term Loan B2 3.75%, due 10/1/20	1,461,250	1,442,985
	Numericable U.S. LLC
	USD Term Loan B1 4.50%, due 5/21/20	2,948,900	2,929,941
	USD Term Loan B2 4.50%, due 5/21/20	2,551,200	2,534,799
	TWCC Holding Corp. REFI Term Loan B 3.50%, due 2/13/17	1,733,718	1,697,187
¤	Univision Communications, Inc.
	Term Loan C3 4.00%, due 3/1/20	3,536,663	3,482,350
	Term Loan C4 4.00%, due 3/1/20	12,010,866	11,819,448
	UPC Financing Partnership USD Term Loan AH 3.25%, due 6/30/21	7,004,077	6,842,108
	Virgin Media Bristol LLC USD Term Loan B 3.50%, due 6/7/20	9,000,000	8,859,375
¤	WideOpenWest Finance LLC
	New Term Loan B1 3.75%, due 7/17/17	2,468,750	2,445,297
	Term Loan B 4.75%, due 4/1/19	11,721,237	11,633,328
			84,456,280
	Buildings & Real Estate 2.7%
	Continental Building Products LLC 1st Lien Term Loan 4.00%, due 8/28/20	4,912,275	4,818,638
	CPG International, Inc. New Term Loan 4.75%, due 9/30/20	4,114,583	4,063,151
	Realogy Corp. New Term Loan B 3.75%, due 3/5/20	12,233,059	12,022,038
	USIC Holdings, Inc. 1st Lien Term Loan 4.00%, due 7/10/20 (d)	5,910,000	5,754,863
	Wilsonart LLC Term Loan B 4.00%, due 10/31/19	11,397,906	11,155,701
			37,814,391
	Cargo Transport 0.3%
	Swift Transportation Co. LLC 2014 Term Loan B 3.75%, due 6/9/21	4,135,417	4,116,464

	Chemicals, Plastics & Rubber 3.9%
	Allnex USA, Inc. USD Term Loan B2 4.50%, due 10/3/19	1,227,643	1,216,901
	Arysta LifeScience SPC LLC
	1st Lien Term Loan 4.50%, due 5/29/20	5,918,877	5,891,751
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,195,500
	Axalta Coating Systems US Holdings, Inc. USD Term Loan 3.75%, due 2/1/20	7,959,338	7,783,985
	AZ Chem US, Inc. 1st Lien Term Loan 4.50%, due 6/12/21	728,712	712,134
	ColourOz Investment 2 LLC USD 2nd Lien Term Loan B2 8.25%, due 9/6/22	1,285,714	1,221,429
	ECO Services Operations LLC Term Loan B 4.75%, due 12/4/21	1,300,000	1,290,250
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.50%, due 8/1/21	1,496,250	1,467,571
	New 2nd Lien Term Loan 7.75%, due 8/1/22	1,300,000	1,262,219
	Flint Group US LLC USD 1st Lien Term Loan B2 4.75%, due 9/7/21	1,597,856	1,571,891
	Ineos US Finance LLC USD 6 Year Term Loan 3.75%, due 5/4/18	2,695,307	2,621,186
	MacDermid, Inc.
	Term Loan B2 TBA, due 6/7/20	1,500,000	1,497,375
	USD 1st Lien Term Loan 4.00%, due 6/7/20	5,910,000	5,887,837
	Polymer Group, Inc. 1st Lien Term Loan 5.25%, due 12/19/19	5,544,000	5,495,490
	Solenis International, L.P.
	USD 1st Lien Term Loan 4.25%, due 7/31/21	1,496,250	1,449,025
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	1,250,000	1,193,750
¤	Univar, Inc. Term Loan B 5.00%, due 6/30/17	13,637,068	13,159,771
			54,918,065
	Containers, Packaging & Glass 2.4%
	Ardagh Holdings USA, Inc. Incremental Term Loan 4.00%, due 12/17/19	3,974,987	3,903,768
	Berry Plastics Holding Corp. Term Loan E 3.75%, due 1/6/21	6,347,853	6,250,369
	Caraustar Industries, Inc. Term Loan B 7.50%, due 5/1/19	2,577,522	2,500,196
	Centor US Holding, Inc.
	USD 1st Lien Term Loan 4.25%, due 5/2/21	1,492,500	1,475,709
	USD 2nd Lien Term Loan 8.00%, due 5/2/22	650,000	643,500
	Multi Packaging Solutions, Inc. USD Term Loan A 4.25%, due 9/30/20	995,000	970,125
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.25%, due 10/3/22	1,000,000	998,333
¤	Reynolds Group Holdings, Inc. New Dollar Term Loan 4.00%, due 12/1/18	14,854,758	14,685,577
	Signode Industrial Group US, Inc. USD Term Loan B 3.75%, due 5/1/21	3,318,518	3,218,963
			34,646,540
	Diversified/Conglomerate Manufacturing 3.8%
	Allied Security Holdings LLC
	New 1st Lien Term Loan 4.25%, due 2/12/21	1,954,206	1,923,265
	New 2nd Lien Term Loan 8.00%, due 8/13/21	871,233	857,439
	Atkore International, Inc.
	1st Lien Term Loan 4.50%, due 4/9/21	3,184,100	3,124,398
	2nd Lien Term Loan 7.75%, due 10/9/21	1,950,000	1,901,250
	Doosan Infracore International, Inc. Term Loan B 4.50%, due 5/28/21	5,324,846	5,307,098
	Gardner Denver, Inc. USD Term Loan 4.25%, due 7/30/20	11,273,460	10,523,459
	Maxim Crane Works, L.P. 2nd Lien Term Loan 10.25%, due 11/26/18	2,062,500	2,077,969
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	2,950,000	2,947,787
	NN, Inc. Term Loan B 6.00%, due 8/27/21	3,942,857	3,920,679
	North American Lifting Holdings, Inc. 1st Lien Term Loan 5.50%, due 11/27/20	6,404,430	5,763,987
¤	Quikrete Holdings, Inc.
	1st Lien Term Loan 4.00%, due 9/28/20	12,289,492	12,111,294
	2nd Lien Term Loan 7.00%, due 3/26/21	1,149,474	1,143,726
	Sensus USA, Inc. 1st Lien Term Loan 4.50%, due 5/9/17	2,021,321	1,970,788
			53,573,139
	Diversified/Conglomerate Service 9.4%
	Acosta Holdco, Inc. 2014 Term Loan 5.00%, due 9/26/21	4,275,000	4,281,507
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.25%, due 7/23/21	9,653,210	9,541,165
	Delayed Draw Term Loan 4.25%, due 7/23/21	321,790	318,055
	2014 2nd Lien Term Loan 7.50%, due 7/25/22	1,458,333	1,425,521
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.25%, due 1/25/21	2,970,000	2,944,942
	New 2nd Lien Term Loan 7.50%, due 1/23/22	1,400,000	1,377,250
	AVSC Holding Corp. 1st Lien Term Loan 4.50%, due 1/24/21	1,131,877	1,123,388
	Brickman Group, Ltd. LLC
	1st Lien Term Loan 4.00%, due 12/18/20	8,052,101	7,845,211
	2nd Lien Term Loan 7.50%, due 12/17/21	1,400,000	1,366,166
	Brock Holdings III, Inc.
	New Term Loan B 6.00%, due 3/16/17	4,997,181	4,672,365
	New 2nd Lien Term Loan 10.00%, due 3/16/18	1,350,000	1,081,687
	Capital Safety North America Holdings, Inc.
	1st Lien Term Loan 3.75%, due 3/29/21	3,627,143	3,454,854
	2nd Lien Term Loan 6.50%, due 3/28/22	1,600,000	1,496,000
	CCC Information Services, Inc. Term Loan 4.00%, due 12/20/19	5,419,622	5,338,328
	CompuCom Systems, Inc. REFI Term Loan B 4.25%, due 5/11/20	7,126,538	6,770,211
	Connolly Corp. 1st Lien Term Loan 5.00%, due 5/14/21	3,596,931	3,587,939
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.50%, due 12/20/19 (d)	2,940,000	2,859,150
	2nd Lien Term Loan 8.75%, due 12/21/20 (d)	200,000	192,500
	Emdeon Business Services LLC Term Loan B2 3.75%, due 11/2/18	2,607,357	2,561,729
¤	First Data Corp.
	New 2018 Extended Term Loan 3.668%, due 3/23/18	5,250,000	5,147,189
	New 2018 Term Loan 3.668%, due 9/24/18	5,100,000	4,996,409
	Extended 2021 Term Loan 4.168%, due 3/24/21	4,670,416	4,613,203
	Genesys Telecom Holdings U.S., Inc.
	New Term Loan B 4.00%, due 2/8/20	3,602,474	3,521,418
	Delayed Draw Term Loan 4.50%, due 11/13/20	1,980,000	1,966,387
	Information Resources, Inc. Term Loan B 4.75%, due 9/30/20	1,975,000	1,965,125
	Kronos, Inc. Initial Incremental Term Loan 4.50%, due 10/30/19	4,352,716	4,335,305
	Mitchell International, Inc. New 1st Lien Term Loan 4.50%, due 10/12/20	5,164,500	5,096,587
	MX Holdings U.S., Inc. USD Term Loan B 4.25%, due 8/14/20	4,387,972	4,338,608
	Sabre, Inc. Term Loan C 4.00%, due 2/19/18	361,650	354,417
	ServiceMaster Co. 2014 Term Loan B 4.25%, due 7/1/21	11,670,750	11,483,528
	Sophia, L.P. 2014 Term Loan B 4.00%, due 7/19/18	4,805,857	4,748,787
	Sungard Availability Services Capital, Inc. Term Loan B 6.00%, due 3/31/19	2,605,313	2,181,949
	SunGard Data Systems, Inc.
	Term Loan C 3.918%, due 2/28/17	2,364,888	2,354,050
	Term Loan E 4.00%, due 3/8/20	6,799,188	6,744,795
	Vantiv LLC 2014 Term Loan B 3.75%, due 6/13/21	2,556,429	2,537,255
	Verint Systems, Inc. USD Term Loan 3.50%, due 9/6/19	4,598,719	4,567,678
			133,190,658
	Ecological 0.3%
	ADS Waste Holdings, Inc. New Term Loan 3.75%, due 10/9/19	3,219,691	3,126,120
	Multi Packaging Solutions, Inc. 2014 Term Loan B 4.25%, due 9/30/20	992,500	966,447
			4,092,567
	Electronics 4.6%
	Blue Coat Systems, Inc.
	1st Lien Term Loan 4.00%, due 5/31/19	5,317,281	5,190,995
	2nd Lien Term Loan 9.50%, due 6/28/20	2,000,000	1,970,000
	BMC Software Finance, Inc. USD Term Loan 5.00%, due 9/10/20	4,938,441	4,774,573
	CDW LLC New Term Loan 3.25%, due 4/29/20	1,434,979	1,401,297
	Dell, Inc. USD Term Loan B 4.50%, due 4/29/20	9,351,326	9,351,326
	Eagle Parent, Inc. New Term Loan 4.00%, due 5/16/18	8,386,382	8,323,484
	EIG Investors Corp. 2013 Term Loan 5.00%, due 11/9/19	5,977,385	5,962,442
	Evertec Group LLC New Term Loan B 3.50%, due 4/17/20	7,886,172	7,649,586
	Go Daddy Operating Co. LLC New Term Loan B 4.75%, due 5/13/21	3,985,000	3,962,230
	Infor (US), Inc.
	USD Term Loan B3 3.75%, due 6/3/20	1,946,691	1,893,157
	USD Term Loan B5 3.75%, due 6/3/20	6,769,058	6,597,009
	Peak 10, Inc. 1st Lien Term Loan 5.00%, due 6/17/21	46,633	45,852
	Sybil Software LLC Term Loan 4.75%, due 3/20/20	2,406,250	2,396,223
	Zebra Technologies Corp. Term Loan B 4.75%, due 10/27/21	6,000,000	6,028,926
			65,547,100
	Finance 2.5%
	Avis Budget Car Rental LLC New Term Loan B 3.00%, due 3/15/19	2,369,352	2,351,582
	Brand Energy & Infrastructure Services, Inc. New Term Loan B 4.75%, due 11/26/20	10,152,055	9,553,084
	Duff & Phelps Investment Management Co. Term Loan B 4.50%, due 4/23/20	8,877,422	8,759,059
	Hertz Corp. (The)
	Term Loan B2 3.50%, due 3/11/18	345,295	340,403
	New Synthetic LC 3.75%, due 3/11/18	5,250,000	5,210,625
	Interactive Data Corp. 2014 Term Loan 4.75%, due 5/2/21	6,476,241	6,447,907
	Ocwen Financial Corp. Term Loan 5.00%, due 2/15/18	3,537,000	3,300,905
			35,963,565
	Grocery 0.2%
	Roundy's Supermarkets, Inc. New Term Loan B 5.75%, due 3/3/21	3,866,957	3,572,101

	Healthcare, Education & Childcare 8.9%
	Akorn, Inc. Term Loan B 4.50%, due 4/16/21	4,488,750	4,462,567
	Amsurg Corp. 1st Lien Term Loan B 3.75%, due 7/16/21	3,582,000	3,568,568
¤	Community Health Systems, Inc.
	2017 Term Loan E 3.486%, due 1/25/17	2,099,414	2,086,621
	Term Loan D 4.25%, due 1/27/21	13,020,635	13,008,434
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21	8,140,891	8,095,098
	Envision Healthcare Corp. Term Loan 4.00%, due 5/25/18	8,157,820	8,109,387
	Generic Drug Holdings, Inc. Term Loan B1 5.00%, due 8/16/20	1,477,500	1,466,419
	HCA, Inc.
	Term Loan B5 2.921%, due 3/31/17	646,497	645,588
	Extended Term Loan B4 3.005%, due 5/1/18	2,262,813	2,258,772
	IASIS Healthcare LLC Term Loan B2 4.50%, due 5/3/18	4,621,680	4,610,126
	Ikaria, Inc.
	1st Lien Term Loan 5.00%, due 2/12/21	6,571,742	6,552,572
	2nd Lien Term Loan 8.75%, due 2/14/22	1,400,000	1,401,750
	IMS Health, Inc. New USD Term Loan 3.50%, due 3/17/21	1,567,793	1,536,437
	Kindred Healthcare, Inc. New Term Loan 4.25%, due 4/9/21	5,675,241	5,580,651
	Kinetic Concepts, Inc. USD Term Loan E1 4.00%, due 5/4/18	7,648,126	7,559,355
	Millennium Laboratories, Inc. Term Loan B 5.25%, due 4/16/21	3,980,000	3,960,100
	Onex Carestream Finance, L.P.
	1st Lien Term Loan 5.00%, due 6/7/19	8,074,938	8,054,751
	2nd Lien Term Loan 9.50%, due 12/7/19	4,539,000	4,493,610
	Opal Acquisition, Inc. 1st Lien Term Loan 5.00%, due 11/27/20	7,029,000	6,936,744
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21	3,316,667	3,177,781
	Pharmaceutical Product Development LLC New Term Loan B 4.00%, due 12/5/18	6,313,595	6,276,768
	PharMedium Healthcare Corp. 1st Lien Term Loan 4.25%, due 1/28/21	1,990,917	1,933,678
	Quintiles Transnational Corp. Term Loan B3 3.75%, due 6/8/18	8,216,258	8,105,856
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	6,193,333	6,158,923
	Select Medical Corp. Series E Term Loan B 3.75%, due 6/1/18	2,638,607	2,612,221
	Surgical Care Affiliates, Inc. Class C Incremental Term Loan 4.00%, due 6/29/18	2,752,459	2,724,935
			125,377,712
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.7%
	Serta Simmons Holdings LLC Term Loan 4.25%, due 10/1/19	8,286,701	8,195,780
	Tempur-Pedic International, Inc. REFI Term Loan B 3.50%, due 3/18/20	2,090,975	2,059,610
			10,255,390
	Hotels, Motels, Inns & Gaming 5.1%
	Caesars Entertainment Operating Co.
	Extended Term Loan B5 6.005%, due 3/1/17	3,622,550	3,224,070
	Extended Term Loan B6 7.005%, due 3/1/17	3,249,010	2,906,239
	Term Loan B7 9.75%, due 1/28/18	2,897,096	2,563,930
	Caesars Entertainment Resort Properties LLC Term Loan B 7.00%, due 10/11/20	7,425,000	7,068,830
	CityCenter Holdings LLC Term Loan B 4.25%, due 10/16/20	7,092,265	7,047,938
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20	7,057,530	6,967,109
	La Quinta Intermediate Holdings LLC Term Loan B 4.00%, due 4/14/21	6,693,244	6,620,736
	MGM Resorts International Term Loan B 3.50%, due 12/20/19	7,419,972	7,299,397
	Pinnacle Entertainment, Inc. Term Loan B2 3.75%, due 8/13/20	4,876,360	4,810,837
¤	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20	13,860,000	13,675,205
	Station Casinos LLC Term Loan B 4.25%, due 3/2/20	10,293,254	10,125,988
			72,310,279
	Insurance 2.2%
¤	Asurion LLC
	New Term Loan B1 5.00%, due 5/24/19	8,703,981	8,644,141
	New 2nd Lien Term Loan 8.50%, due 3/3/21	4,000,000	3,958,332
	Hub International, Ltd. Term Loan B 4.25%, due 10/2/20	6,950,221	6,727,814
	MPH Acquisition Holdings LLC Term Loan 3.75%, due 3/31/21	1,017,302	991,022
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.75%, due 3/1/21	6,437,569	6,212,254
	2nd Lien Term Loan 6.75%, due 2/28/22	4,800,000	4,500,000
			31,033,563
	Leisure, Amusement, Motion Pictures & Entertainment 1.7%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20	2,889,689	2,839,720
	Creative Artists Agency LLC Term Loan B 5.50%, due 12/17/21	2,000,000	2,000,000
	Fitness International LLC Term Loan B 5.50%, due 7/1/20	4,977,494	4,722,397
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 5.25%, due 5/6/21	4,017,313	3,919,391
	2nd Lien Term Loan 8.25%, due 5/1/22	2,800,000	2,663,500
	WMG Acquisition Corp. New Term Loan 3.75%, due 7/1/20	8,234,111	7,938,202
			24,083,210
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 3.4%
	Alliance Laundry Systems LLC
	REFI Term Loan 4.25%, due 12/10/18	5,594,130	5,526,536
	2nd Lien Term Loan 9.50%, due 12/10/19	1,534,091	1,529,297
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	6,774,201	6,528,636
	CPM Acquisition Corp.
	1st Lien Term Loan 6.25%, due 8/29/17	2,821,437	2,810,857
	2nd Lien Term Loan 10.25%, due 3/1/18	1,093,700	1,093,700
	Generac Power Systems, Inc. Term Loan B 3.25%, due 5/31/20	6,308,389	6,170,393
¤	Rexnord LLC 1st Lien Term Loan B 4.00%, due 8/21/20	15,074,511	14,777,739
	Silver II US Holdings LLC Term Loan 4.00%, due 12/13/19	9,750,807	9,096,693
			47,533,851
	Mining, Steel, Iron & Non-Precious Metals 2.6%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19	3,963,788	3,428,676
	Arch Coal, Inc. Term Loan B 6.25%, due 5/16/18	2,794,714	1,998,221
	Fairmount Minerals, Ltd. New Term Loan B2 4.50%, due 9/5/19	3,950,000	3,441,438
	Gates Global, Inc. Term Loan B 4.25%, due 7/5/21	7,481,250	7,299,560
	JMC Steel Group, Inc. Term Loan 4.75%, due 4/1/17	3,248,590	3,183,618
	McJunkin Red Man Corp. New Term Loan 5.00%, due 11/8/19 (d)	4,547,487	4,138,214
	Minerals Technologies, Inc. Term Loan B 4.00%, due 5/7/21	4,887,000	4,838,130
	Novelis, Inc. New Term Loan 3.75%, due 3/10/17	6,161,855	6,100,237
	Peabody Energy Corp. Term Loan B 4.25%, due 9/24/20	3,456,250	2,907,570
			37,335,664
	Oil & Gas 2.2%
	American Energy-Marcellus LLC
	1st Lien Term Loan 5.25%, due 8/4/20	2,000,000	1,651,250
	2nd Lien Term Loan 8.50%, due 8/4/21	500,000	371,250
	EP Energy LLC Term Loan B2 4.50%, due 4/30/19	626,303	586,377
	Fieldwood Energy LLC 2nd Lien Term Loan 8.375%, due 9/30/20	6,500,000	3,880,500
	FTS International, Inc. New Term Loan B 5.75%, due 4/16/21	3,490,909	2,670,545
	HGIM Corp. Term Loan B 5.50%, due 6/18/20	4,932,550	3,140,392
	Philadelphia Energy Solutions LLC Term Loan B 6.25%, due 4/4/18 (d)	2,456,250	2,282,266
	Quicksilver Resources, Inc. New 2nd Lien Term Loan 7.00%, due 6/21/19 (d)	1,250,000	800,000
	Samson Investment Co. New 2nd Lien Term Loan 5.00%, due 9/25/18	6,700,000	4,172,425
	Seadrill Partners Finco LLC Term Loan B 4.00%, due 2/21/21	4,377,143	3,460,679
	Sheridan Investment Partners II, L.P.
	Term Loan A 4.25%, due 12/16/20	402,259	321,807
	Term Loan B 4.25%, due 12/16/20	2,891,720	2,313,376
	Term Loan M 4.25%, due 12/16/20	150,021	120,017
	Templar Energy LLC New 2nd Lien Term Loan 8.50%, due 11/25/20	2,500,000	1,470,833
	Western Refining, Inc. Term Loan B 4.25%, due 11/12/20	3,465,000	3,343,725
			30,585,442
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.5%
	ABC Supply Co., Inc. Term Loan 3.50%, due 4/16/20	5,925,000	5,737,995
	Prestige Brands, Inc. New Term Loan 4.125%, due 1/31/19	189,073	188,541
	Spectrum Brands, Inc. Term Loan C 3.50%, due 9/4/19	4,490,282	4,450,992
	SRAM LLC New Term Loan B 4.02%, due 4/10/20	6,965,063	6,821,409
	Varsity Brands, Inc. 1st Lien Term Loan 6.00%, due 12/11/21	4,000,000	4,005,000
			21,203,937
	Personal Transportation 0.7%
	Orbitz Worldwide, Inc. 2014 Term Loan B 4.50%, due 4/15/21	7,061,018	7,003,646
	United Airlines, Inc. New Term Loan B 3.50%, due 4/1/19	2,917,576	2,883,537
			9,887,183
	Personal, Food & Miscellaneous Services 0.2%
	Weight Watchers International, Inc. Term Loan B2 4.00%, due 4/2/20	5,433,978	3,600,010

	Printing & Publishing 2.2%
	Cengage Learning Acquisitions, Inc. 1st Lien Term Loan 7.00%, due 3/31/20	1,370,139	1,359,863
	Checkout Holding Corp.
	1st Lien Term Loan 4.50%, due 4/9/21	5,721,250	5,442,339
	2nd Lien Term Loan 7.75%, due 4/11/22	2,800,000	2,506,000
	Dex Media East LLC New Term Loan 6.00%, due 12/30/16	691,796	563,814
	Getty Images, Inc. Term Loan B 4.75%, due 10/18/19	3,983,680	3,596,932
	McGraw-Hill Global Education Holdings LLC New 1st Lien Term Loan 5.75%, due 3/22/19	1,386,000	1,384,268
	Penton Media, Inc. New 2nd Lien Term Loan 9.00%, due 10/2/20	1,400,000	1,386,000
	R.H. Donnelley, Inc. New Term Loan 9.75%, due 12/31/16	1,562,170	1,191,155
	SNL Financial LC Term Loan 4.50%, due 10/23/18	2,858,997	2,826,833
	Tribune Co. 2013 Term Loan 4.00%, due 12/27/20	10,440,446	10,287,107
			30,544,311
	Retail Store 5.0%
	Academy, Ltd. Term Loan 4.50%, due 8/3/18	974,747	964,025
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	4,963,822	4,923,491
	BJ's Wholesale Club, Inc. New 1st Lien Term Loan 4.50%, due 9/26/19	6,442,481	6,346,997
	Harbor Freight Tools USA, Inc. New 1st Lien Term Loan 4.75%, due 7/26/19	4,128,768	4,123,566
	J Crew Group, Inc. New Term Loan B 4.00%, due 3/5/21	5,345,694	4,829,503
	Leslie's Poolmart, Inc. New Term Loan 4.25%, due 10/16/19	6,984,345	6,798,094
	Michaels Stores, Inc.
	Term Loan B 3.75%, due 1/28/20	10,974,820	10,760,811
	Incremental 2014 Term Loan B2 4.00%, due 1/28/20	1,791,000	1,769,452
	NBTY, Inc. Term Loan B2 3.50%, due 10/1/17	1,290,286	1,250,368
	Neiman Marcus Group, Inc. (The) 2020 Term Loan 4.25%, due 10/25/20	10,065,057	9,744,233
	Party City Holdings, Inc. Term Loan 4.00%, due 7/27/19	6,599,136	6,444,056
	Petco Animal Supplies, Inc. New Term Loan 4.00%, due 11/24/17	6,412,286	6,326,407
	Pilot Travel Centers LLC 2014 Term Loan B 4.25%, due 10/1/21	6,034,875	6,043,674
			70,324,677
	Telecommunications 3.6%
	Avaya, Inc.
	Extended Term Loan B3 4.668%, due 10/26/17	2,964,978	2,831,555
	Term Loan B6 6.50%, due 3/30/18	7,845,247	7,655,651
	Level 3 Financing, Inc.
	New 2019 Term Loan 4.00%, due 8/1/19	5,800,000	5,756,500
	2020 Term Loan B 4.00%, due 1/15/20	4,000,000	3,960,000
	Incremental Term Loan B5 4.50%, due 1/31/22	2,880,000	2,882,399
	LTS Buyer LLC
	1st Lien Term Loan 4.00%, due 4/13/20	5,910,000	5,777,025
	2nd Lien Term Loan 8.00%, due 4/12/21	316,250	309,134
	Mitel US Holdings, Inc. New Term Loan 5.25%, due 1/31/20	3,340,954	3,338,171
	Syniverse Holdings, Inc. Term Loan 4.00%, due 4/23/19	7,973,959	7,694,870
	Zayo Group LLC Term Loan B 4.00%, due 7/2/19	10,709,351	10,591,848
			50,797,153
	Utilities 3.7%
	Astoria Energy LLC Term Loan B 5.00%, due 12/24/21	2,700,000	2,659,500
	Bayonne Energy Center LLC Term Loan B 5.00%, due 8/19/21 (d)	2,715,079	2,673,221
	Calpine Corp.
	Term Loan B1 4.00%, due 4/1/18	2,389,294	2,372,703
	Term Loan B2 4.00%, due 4/1/18	7,744,283	7,683,784
	Dynegy Holdings, Inc. Term Loan B2 4.00%, due 4/23/20	7,079,966	6,998,108
	EIF Channelview Cogeneration LLC Term Loan B 4.25%, due 5/8/20	1,300,100	1,280,598
	Energy Future Intermediate Holding Co. LLC DIP Term Loan 4.25%, due 6/19/16	5,000,000	5,000,000
	Equipower Resources Holdings LLC
	1st Lien Term Loan 4.25%, due 12/21/18	1,098,153	1,091,289
	Term Loan C 4.25%, due 12/31/19	5,437,252	5,404,971
	Essential Power LLC Term Loan B 4.75%, due 8/8/19	3,471,187	3,419,119
	Granite Acquisition, Inc.
	Term Loan B 5.00%, due 12/19/21	2,298,851	2,309,628
	Term Loan C 5.00%, due 12/19/21	101,149	101,624
	2nd Lien Term Loan B 8.25%, due 12/19/22	1,200,000	1,209,000
	La Frontera Generation LLC Term Loan 4.50%, due 9/30/20	6,665,609	6,523,964
	Panda Power Funds Term Loan B1 6.50%, due 11/10/21	1,320,000	1,330,725
	Southeast PowerGen LLC Term Loan B 4.50%, due 12/2/21	1,862,000	1,852,690
			51,910,924
	Total Floating Rate Loans (Cost $1,280,133,700)		1,243,631,337

	Foreign Floating Rate Loans 8.9% (b)
	Automobile 0.1%
	INA Beteiligungsgesellschaft mbH USD Term Loan B 4.25%, due 5/15/20	1,500,000	1,503,750

	Beverage, Food & Tobacco 0.2%
	Charger OpCo B.V. USD Term Loan B1 3.50%, due 7/23/21	3,000,000	2,955,000

	Chemicals, Plastics & Rubber 0.2%
	Allnex (Luxembourg) & Cy S.C.A. USD Term Loan B1 4.50%, due 10/3/19	2,366,075	2,345,372
	Flint Group GmbH USD Term Loan C 4.75%, due 9/7/21	264,144	259,852
			2,605,224
	Containers, Packaging & Glass 0.5%
	CD&R Millennium HoldCo 6 S.A.R.L.
	USD 1st Lien Term Loan 4.50%, due 7/31/21	3,752,595	3,658,780
	USD 2nd Lien Term Loan 8.25%, due 7/31/22	2,600,000	2,509,000
			6,167,780
	Electronics 0.7%
	Avago Technologies Cayman, Ltd. USD Term Loan B 3.75%, due 5/6/21	8,955,000	8,932,612
	Shield Finance Co. S.A.R.L. USD Term Loan 5.00%, due 1/29/21	1,389,500	1,382,553
			10,315,165
	Healthcare, Education & Childcare 1.1%
	DPx Holdings B.V. USD Term Loan 4.25%, due 3/11/21	3,980,000	3,869,555
	Mallinckrodt International Finance S.A.
	Term Loan B 3.25%, due 3/19/21	992,500	970,417
	Incremental Term Loan B1 3.50%, due 3/19/21	1,500,000	1,477,768
	Valeant Pharmaceuticals International, Inc.
	Series D2 Term Loan B 3.50%, due 2/13/19	5,183,711	5,145,641
	Series E Term Loan B 3.50%, due 8/5/20	4,549,695	4,516,205
			15,979,586
	Hotels, Motels, Inns & Gaming 0.3%
	Amaya Holdings B.V.
	1st Lien Term Loan 5.00%, due 8/1/21	2,593,500	2,537,462
	2nd Lien Term Loan 8.00%, due 8/1/22	1,928,571	1,889,599
			4,427,061
	Leisure, Amusement, Motion Pictures & Entertainment 2.1%
	Aufinco Pty, Ltd.
	1st Lien Term Loan 4.00%, due 5/29/20	3,624,800	3,547,773
	2nd Lien Term Loan 8.25%, due 11/30/20	1,200,000	1,176,000
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	3,703,050	3,645,190
	Bombardier Recreational Products, Inc. New Term Loan B 4.00%, due 1/30/19	8,525,714	8,325,002
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.75%, due 7/30/21	4,166,667	4,027,083
	USD 2nd Lien Term Loan 7.75%, due 7/31/22	2,800,000	2,719,500
	Travelport Finance (Luxembourg) S.A.R.L. 2014 Term Loan B 6.00%, due 9/2/21	5,500,000	5,505,500
			28,946,048
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.3%
	Husky Injection Molding Systems, Ltd.
	1st Lien Term Loan 4.25%, due 6/30/21	3,486,692	3,418,702
	2nd Lien Term Loan 7.25%, due 6/30/22	1,200,000	1,158,000
			4,576,702
	Mining, Steel, Iron & Non-Precious Metals 0.4%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19	5,605,440	4,938,790

	Oil & Gas 0.5%
	Drillships Financing Holdings, Inc. Term Loan B1 6.00%, due 3/31/21	3,429,648	2,645,974
	Expro FinServices S.A.R.L. Term Loan 5.75%, due 9/2/21	2,660,000	2,054,850
	Pacific Drilling S.A. Term Loan B 4.50%, due 6/3/18	3,064,444	2,349,408
			7,050,232
	Personal, Food & Miscellaneous Services 0.5%
	1011778 B.C. Unlimited Liability Co. 2014 Term Loan B 4.50%, due 12/12/21	7,400,000	7,403,471

	Printing & Publishing 0.7%
	Springer Science+Business Media Deutschland GmbH USD Term Loan B3 4.75%, due 8/14/20	10,361,897	10,251,802

	Retail Store 0.1%
	Hudson's Bay Co. 1st Lien Term Loan 4.75%, due 11/4/20	1,408,333	1,410,085

	Telecommunications 1.2%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19	6,702,081	6,623,888
	Telesat USD Term Loan B2 3.50%, due 3/28/19	10,336,391	10,228,717
			16,852,605
	Total Foreign Floating Rate Loans (Cost $129,126,535)		125,383,301
	Total Long-Term Bonds (Cost $1,423,119,335)		1,382,739,410

	Shares
Affiliated Investment Company 0.1%
Fixed Income Fund 0.1%
MainStay High Yield Corporate Bond Fund Class I	304,044	1,745,211

Total Affiliated Investment Company (Cost $1,848,586)		1,745,211

Common Stock 0.0%‡
Beverage, Food & Tobacco 0.0%‡
Nellson Nutraceutical, Inc. (d)(e)	379	38,517

Total Common Stock (Cost $531,732)		38,517

	Principal Amount
Short-Term Investments 1.8%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $7,236,030 (Collateralized by a Federal National Mortgage Association security with a rate of 2.26% and a maturity date of 10/17/22, with a Principal Amount of $7,385,000 and a Market Value of $7,382,460)	$7,236,030	7,236,030
Total Repurchase Agreement (Cost $7,236,030)		7,236,030

U.S. Government 1.3%
United States Treasury Bills
0.005%, due 3/19/15 (f)	1,125,000	1,124,993
0.011%, due 2/5/15 (f)	914,000	913,999
0.011%, due 2/26/15 (f)	3,759,000	3,758,973
0.015%, due 2/12/15 (f)	7,799,000	7,798,977
0.015%, due 3/5/15 (f)	5,124,000	5,123,966
Total U.S. Government (Cost $18,720,907)		18,720,908
Total Short-Term Investments (Cost $25,956,937)		25,956,938
Total Investments (Cost $1,451,456,590) (g)	99.7%	1,410,480,076
Other Assets, Less Liabilities	0.3	4,452,978
Net Assets	100.0%	$1,414,933,054

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(c)	Security is earning interest that is currently being held in escrow.
(d)	Illiquid security - As of January 31, 2015, the total market value of these securities was $20,995,752, which represented 1.5% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $38,517, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Interest rate shown represents yield to maturity.
(g)	As of January 31, 2015, cost was $1,451,099,729 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,989,521
Gross unrealized depreciation	(42,609,174)
Net unrealized depreciation	$(40,619,653)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$13,724,772	$—	$13,724,772
Floating Rate Loans (b)	—	1,154,189,336	89,442,001	1,243,631,337
Foreign Floating Rate Loans (c)	—	115,694,149	9,689,152	125,383,301
Total Long-Term Bonds	—	1,283,608,257	99,131,153	1,382,739,410
Affiliated Investment Company
Fixed Income Fund	1,745,211	—	—	1,745,211
Common Stock (d)	—	—	38,517	38,517
Short-Term Investments
Repurchase Agreement	—	7,236,030	—	7,236,030
U.S. Government	—	18,720,908	—	18,720,908
Total Short-Term Investments	—	25,956,938	—	25,956,938
Total Investments in Securities	$1,745,211	$1,309,565,195	$99,169,670	$1,410,480,076

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	Includes $89,442,001 of Level 3 securities which represent Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(c)	Includes $9,689,152 of Level 3 securities which represent Foreign Floating Rate Loans whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $38,517 is held in Beverage, Food & Tobacco within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, securities with a market value of $60,176,933 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant observable inputs.

As of January 31, 2015, securities with a market value of $28,511,151 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2014, the fair value obtained for these floating rate loans, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales(a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2015
Long-Term Bonds
Floating Rate Loans
Automobile	$6,661,660	$(1,317)	$(1,013)	$(53,375)	$-	$(196,366)	$-	$-	$6,409,589	$(55,615)
Beverage, Food & Tobacco	2,224,430	-	-	-	-	-	-	(2,224,430)	-	-
Broadcasting & Entertainment	2,707,084	-	-	-	-	-	-	(2,707,084)	-	-
Buildings & Real Estate	-	741	43	(14,402)	-	(10,417)	4,087,186	-	4,063,151	(14,402)
Chemicals, Plastics & Rubber	1,295,125	985	41	93,559	12	(18,189)	9,438,634	-	10,810,167	93,559
Containers, Packaging & Glass	-	1,106	170	(180,131)	3,370,060	(66,022)	2,593,976	-	5,719,159	(180,131)
Diversified/Conglomerate Manufacturing	3,272,260	3,080	1,542	(664,111)	-	(171,917)	8,338,897	-	10,779,751	(661,973)
Diversified/Conglomerate Service	4,851,187	418	106	(68,363)	1,006,269	(27,863)	12,023,742	(4,851,187)	12,934,309	(68,363)
Electronics	7,972,536	4,278	62	(95,943)	-	(35,148)	7,761,243	(1,995,000)	13,612,028	(95,919)
Finance	5,210,625	4,734	-	(4,734)	-	-	-	-	5,210,625	(4,734)
Healthcare, Education & Childcare	6,797,728	1,378	(7)	26,293	-	(6,986)	-	(1,481,250)	5,337,156	26,146
Leisure, Amusement, Motion Pictures & Entertainment	-	394	2,294	19,781	3,960,012	(1,982,481)	-	-	2,000,000	19,781
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	7,522,546	1,006	-	(11,943)	-	-	-	(6,417,909)	1,093,700	(11,943)
Mining, Steel, Iron & Non-Precious Metals	-	(1,160)	(74)	(502,844)	495,019	(9,984)	3,447,719	-	3,428,676	(502,844)
Oil & Gas	-	5,038	(784,559)	(121,333)	-	(2,152,481)	3,853,335	-	800,000	(121,333)
Personal & Nondurable Consumer Products (Manufacturing Only)	-	411	-	44,573	3,960,016	-	-	-	4,005,000	44,573
Personal, Food & Miscellaneous Services	2,373,868	375	10,973	(5,412)	-	(2,379,804)	-	-	-	-
Printing & Publishing	1,386,000	(66)	-	66	-	-	-	-	1,386,000	66
Retail Store	4,970,105	-	-	-	-	-	-	(4,970,105)	-	-
Utilities	5,314,602	729	(3,870)	26,013	1,843,392	(1,722,176)	-	(3,606,000)	1,852,690	9,099
Foreign Floating Rate
Chemicals, Plastics & Rubber	-	(265)	23	(2,669)	-	(6,146)	2,354,429	-	2,345,372	(2,669)
Containers, Packaging & Glass	-	820	45	(101,452)	-	(9,405)	6,277,772	-	6,167,780	(101,452)
Leisure, Amusement, Motion Pictures & Entertainment	2,376,000	(318)	(37,980)	15,798	-	(1,177,500)	-	-	1,176,000	(33,956)
Printing & Publishing	258,186	-	-	-	-	-	-	(258,186)	-	-
Common Stocks
Beverage, Food & Tobacco	38,517	-	-	-	-	-	-	-	38,517	-
Total	$65,232,459	$22,367	$(812,204)	$(1,600,629)	$14,634,780	$(9,972,885)	$60,176,933	$(28,511,151)	$99,169,670	$(1,662,110)

(a) Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 98.3% †
Equity Funds 98.3%
MainStay Cushing MLP Premier Fund Class I	50,249	$1,052,714
MainStay Cushing Renaissance Advantage Fund Class I (a)	904,972	19,094,913
MainStay Cushing Royalty Energy Income Fund Class I	115,462	1,077,260
MainStay Emerging Markets Opportunities Fund Class I (a)	2,082,835	20,057,699
MainStay Epoch Global Choice Fund Class I	516,696	9,930,891
MainStay Epoch U.S. All Cap Fund Class I	1,031,939	28,914,919
MainStay ICAP Equity Fund Class I	535,215	26,503,853
MainStay ICAP International Fund Class I	810,700	26,663,919
MainStay International Equity Fund Class I	656,655	8,562,777
MainStay International Opportunities Fund Class I (a)	2,656,825	22,290,760
MainStay Large Cap Growth Fund Class I	3,275,836	33,806,625
MainStay MAP Fund Class I	891,129	38,363,083
MainStay Marketfield Fund Class I (b)	399,316	6,329,162
MainStay S&P 500 Index Fund Class I	138,357	6,393,462
MainStay U.S. Equity Opportunities Fund Class I (a)	4,626,999	38,080,200
MainStay U.S. Small Cap Fund Class I (a)	1,212,073	31,307,852
Total Equity Funds (Cost $263,385,144)		318,430,089
Total Affiliated Investment Companies (Cost $263,385,144)		318,430,089

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $5,913,307 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $6,075,000 and a Market Value of $6,032,129)	$5,913,307	5,913,307
Total Short-Term Investment (Cost $5,913,307)		5,913,307
Total Investments (Cost $269,298,451) (c)	100.1%	324,343,396
Other Assets, Less Liabilities	(0.1)	(188,805)
Net Assets	100.0%	$324,154,591

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2015, cost was $274,279,830 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$58,110,399
Gross unrealized depreciation	(8,046,833)
Net unrealized appreciation	$50,063,566

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$318,430,089	$—	$—	$318,430,089
Short-Term Investment
Repurchase Agreement	—	5,913,307	—	5,913,307
Total Investments in Securities	$318,430,089	$5,913,307	$—	$324,343,396

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.2% †
	Alabama 2.0%
	Birmingham Jefferson Civic Center, Special Tax
	Series A, Insured: AMBAC 4.125%, due 7/1/17	$200,000	$200,056
	Series A, Insured: AMBAC 4.25%, due 7/1/16	245,000	245,213
	Series A, Insured: AMBAC 4.50%, due 7/1/22	250,000	250,065
	Series A, Insured: AMBAC 4.50%, due 7/1/23	100,000	100,012
	Jefferson County, Limited General Obligation
	Series A, Insured: NATL-RE 5.00%, due 4/1/21	1,250,000	1,250,375
	Series A, Insured: NATL-RE 5.25%, due 4/1/17	430,000	430,606
	Jefferson County, Limited Obligation School, Revenue Bonds
	Series A 4.75%, due 1/1/25	650,000	650,078
	Series A, Insured: AMBAC 4.75%, due 1/1/25	3,740,000	3,741,159
	Series A 5.25%, due 1/1/16	240,000	243,000
	Series A 5.25%, due 1/1/17	330,000	334,125
	Series A 5.50%, due 1/1/21	2,250,000	2,278,125
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/15	1,510,000	1,513,488
	Insured: AMBAC 5.00%, due 4/1/16	590,000	597,859
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,314,570
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,125,191
	Insured: AMBAC 5.125%, due 4/1/21	250,000	250,135
	Jefferson County, Sewer Revenue, Revenue Bonds Senior Lien - Series A, Insured: AGM 5.50%, due 10/1/53	14,460,000	16,596,610
			34,120,667
	Alaska 0.4%
	Northern Tobacco Securitization Corp., Tobacco Settlement, Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	8,575,000	7,080,292

	Arizona 1.7%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds 5.00%, due 2/1/42	2,690,000	2,953,566
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	3,450,000	3,786,409
	Maricopa County Pollution Control Corp., Revenue Bonds Series B 0.02%, due 5/1/29 (a)	10,000,000	10,000,000
	Phoenix Industrial Development Authority, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	875,000	889,429
	Phoenix Industrial Development Authority, Great Hearts Academies Project, Revenue Bonds 6.40%, due 7/1/47	1,000,000	1,082,100
	Phoenix Industrial Development Authority, Revenue Bonds 6.75%, due 7/1/44 (b)	2,500,000	2,905,975
	Pima County Industrial Development Authority, Edkey Charter Schools Project, Revenue Bonds 6.00%, due 7/1/33	450,000	463,063
	Pima County Industrial Development Authority, Paradise Education Center Project, Revenue Bonds
	Series A 5.00%, due 6/1/16	45,000	45,037
	Series A 5.875%, due 6/1/33	670,000	665,029
	6.10%, due 6/1/45	1,100,000	1,164,119
	Pima County Industrial Development Authority, Revenue Bonds
	5.375%, due 7/1/31	1,985,000	2,116,665
	Series A 7.375%, due 7/1/49	3,470,000	3,664,702
	Yavapai County Industrial Development Authority, Agribusiness and Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	596,645
			30,332,739
	Arkansas 0.2%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,641,101
	Series C 5.00%, due 2/1/35	1,170,000	1,336,678
			2,977,779
	California 13.5%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,562,448
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	13,033,320
	Bassett Unified School District, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	616,558
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	574,860
	California County Tobacco Securitization Agency, Asset Backed, Revenue Bonds
	Series A 5.125%, due 6/1/38	4,500,000	3,927,060
	5.65%, due 6/1/41	8,600,000	7,874,848
	California County Tobacco Securitization Agency, Asset Backed, Sonoma County Corp., Revenue Bonds 5.125%, due 6/1/38	5,000,000	4,269,500
	California Municipal Finance Authority, Community Hospitals Center, Revenue Bonds 5.50%, due 2/1/39	1,640,000	1,858,399
	California Municipal Finance Authority, Mobile Senior Caritas Affordable Housing, Revenue Bonds Series A 5.25%, due 8/15/49	5,500,000	6,196,410
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,247,180
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	592,280
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,181,440
	California State Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,624,674
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	715,000	718,217
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	5.20%, due 7/1/20	20,000	21,072
	6.00%, due 7/1/40	2,490,000	2,634,022
	6.375%, due 7/1/45	2,980,000	3,186,663
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	4,095,474
	7.50%, due 11/1/41	1,000,000	1,201,310
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,344,950
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.125%, due 11/1/23	500,000	547,545
	5.625%, due 11/1/33	680,000	739,922
	5.875%, due 11/1/43	435,000	473,089
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.25%, due 12/1/44	8,000,000	8,961,600
	California Statewide Communities Development Authority, Sonoma Country Day School, Revenue Bonds 4.375%, due 7/1/29	8,100,000	6,876,171
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	701,067
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	682,584
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series A, Insured: RADIAN 4.375%, due 8/1/21	250,000	242,907
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,728,636
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,074,500
	Series C (zero coupon), due 8/1/39	17,900,000	5,168,088
	Series C (zero coupon), due 8/1/43	16,000,000	3,634,400
	Series C (zero coupon), due 8/1/44	8,000,000	1,715,840
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,800,270
	Series C 6.50%, due 1/15/43	5,000,000	6,089,000
	Fresno, California Unified School District Education, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,052,600
¤	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds
	Series A-1 4.50%, due 6/1/27	14,700,000	14,453,334
	Series A-1 5.00%, due 6/1/33	2,500,000	2,177,325
	Series A, Insured: AGC 5.00%, due 6/1/45	28,370,000	28,809,735
	Series A-1 5.125%, due 6/1/47	8,350,000	6,796,566
	Series A-2 5.30%, due 6/1/37	5,000,000	4,328,250
	Series A-1 5.75%, due 6/1/47	6,000,000	5,335,860
	Hayward Unified School District, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,513,504
	Lancaster Financing Authority, Lancaster Residential Project 5 & 6, Tax Allocation Insured: AMBAC 5.00%, due 2/1/16	325,000	330,856
	Lemoore Redevelopment Agency, Lemoore Redevelopment Project, Tax Allocation 7.375%, due 8/1/40	1,000,000	1,085,280
	Mendocino-Lake Community College District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	1,830,276
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,199,600
	Northern California Gas Authority, Revenue Bonds Series B 0.891%, due 7/1/27 (a)	225,000	207,826
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	102,891
	Riverside County Transportation Commission, Senior Lien, Revenue Bonds Series A 5.75%, due 6/1/48	1,480,000	1,741,590
	Rohnerville California School District, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	314,550
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	243,340
	San Bernardino County Redevelopment Agency, Sevaine Redevelopment Project, Tax Allocation Series A, Insured: RADIAN 5.00%, due 9/1/25	50,000	50,528
	San Buenaventura, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,720,956
	San Francisco City and County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	535,955
	San Francisco City and County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,501,491
	Series C (zero coupon), due 8/1/38	2,000,000	559,160
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Insured: XLCA 4.50%, due 8/1/33	690,000	708,871
	San Ysidro School District, Unlimited General Obligation Series F, Insured: AGM (zero coupon), due 8/1/49	27,410,000	2,489,924
	Santa Ana Unified School District, Unlimited General Obligation Series B, Insured: GTY (zero coupon), due 8/1/47	25,000,000	6,416,750
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.25%, due 9/1/15	25,000	24,951
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	123,013
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,900,580
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	345,048
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,007
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,056
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	175,002
	Stockton Public Financing Authority, Redevelopment Projects, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/1/23	100,000	100,480
	Series A, Insured: RADIAN 5.00%, due 9/1/24	330,000	331,082
	Series A, Insured: RADIAN 5.25%, due 9/1/31	150,000	150,463
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,999
	Stockton Redevelopment Agency, Stockton Events Center-Arena Project, Revenue Bonds
	Insured: NATL-RE 4.00%, due 9/1/21	75,000	75,006
	Insured: NATL-RE 4.125%, due 9/1/22	100,000	99,713
	Insured: NATL-RE 4.25%, due 9/1/24	215,000	213,506
	Insured: NATL-RE 4.25%, due 9/1/25	20,000	19,932
	Insured: NATL-RE 5.00%, due 9/1/28	2,265,000	2,265,476
	Insured: NATL-RE 5.00%, due 9/1/36	150,000	150,027
	Stockton Unified School District, Unlimited General Obligation Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,203,515
	Stockton-East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	51,165
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	67,365
	Sutter Union High School District, Unlimited General Obligation Series B (zero coupon), due 6/1/50	16,260,000	1,690,390
	Tobacco Securitization Authority Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.125%, due 6/1/46	13,910,000	11,920,870
	Series A-1 5.375%, due 6/1/38	2,150,000	1,892,881
	Series A-1 5.50%, due 6/1/45	3,785,000	3,138,257
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	631,240
	West Contra Costa California Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,854,750
	Westminster School District, CABS, Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	1,791,600
			236,419,696
	Colorado 3.5%
	Bromley Park Metropolitan District No. 2, Limited General Obligation Insured: RADIAN 5.00%, due 12/1/16	25,000	25,931
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,319,663
	Series A 5.375%, due 12/1/33	1,500,000	1,760,670
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (c)	8,000,000	8,305,840
	Colorado Educational & Cultural Facilities Authority, Charter School Mountain Phoenix Community, Revenue Bonds 7.00%, due 10/1/42	990,000	1,046,737
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation Bond, Revenue Bonds
	Series C-4 0.03%, due 6/1/37 (a)	2,000,000	2,000,000
	Series D-3 0.03%, due 12/1/37 (a)	2,900,000	2,900,000
	Series A-12 0.03%, due 2/1/38 (a)	5,195,000	5,195,000
	Series D-4 0.03%, due 5/1/38 (a)	1,300,000	1,300,000
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,921,574
	Denver Convention Center Hotel Authority, Revenue Bonds Series, Insured: XLCA 5.00%, due 12/1/35	2,550,000	2,645,192
	Denver Health and Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	2,750,000	3,129,720
	Denver, United Airlines Project, Revenue Bonds 5.75%, due 10/1/32 (c)	3,000,000	3,152,460
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,252,800
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	179,411
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,191,529
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	411,306
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	736,332
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	2,775,950
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	294,960
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	884,103
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	414,601
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	163,595
	(zero coupon), due 9/1/40	3,450,000	1,242,207
	(zero coupon), due 9/1/41	3,925,000	1,347,374
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	3,000,000	3,185,250
	Salida Hospital District, Revenue Bonds 5.25%, due 10/1/36	4,522,000	4,574,953
			61,357,158
	Connecticut 0.2%
	Connecticut, Special Obligation Parking Revenue, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (c)	710,000	712,762
	Series A, Insured: ACA 6.60%, due 7/1/24 (c)	2,075,000	2,082,636
			2,795,398
	Delaware 0.3%
	Delaware State Economic Development Authority, Delaware Military Academy, Inc., Revenue Bonds 5.00%, due 9/1/44	1,125,000	1,189,125
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,725,000	3,994,429
			5,183,554
	District of Columbia 1.8%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,106,380
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	Insured: ACA 5.00%, due 6/1/23	3,320,000	3,324,781
	Insured: ACA 5.25%, due 6/1/33	4,120,000	4,124,779
	District of Columbia, James F. Oyster Elementary School Pilot, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	670,147
¤	Metropolitan Washington Airports Authority, Revenue Bonds
	(zero coupon), due 10/1/39	5,005,000	1,695,244
	5.00%, due 10/1/53	18,900,000	20,844,432
			31,765,763
	Florida 2.6%
	Bay County Educational Facilities Revenue, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	260,075
	Bay County Educational Facilities Revenue, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,083,070
	Beach Road Golf Estates Community Development District, Special Assessment 5.00%, due 11/1/46	1,385,000	1,391,759
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	3,970,000	3,969,921
	Celebration Pointe Community Development District, Special Assessment
	5.00%, due 5/1/34	1,655,000	1,699,569
	5.125%, due 5/1/45	2,750,000	2,831,537
	City of Atlantic Beach Florida, Feet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,708,290
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: GTY 5.50%, due 11/1/38	3,835,000	4,073,767
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,441,767
	6.125%, due 6/1/43	5,000,000	5,650,100
	County of Osceola FL, Revenue Bonds Second Lien - Series A 5.375%, due 10/1/47	10,980,000	12,150,029
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds 5.00%, due 11/15/29	1,825,000	2,082,982
	Mid-Bay Bridge Authority, Revenue Bonds Series A 7.25%, due 10/1/40	2,500,000	3,112,100
	North Sumter County Florida Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,732,050
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	300,000	330,069
	Seminole County Industrial Development Authority, Choices in Learning, Revenue Bonds Series A 7.375%, due 11/15/41	750,000	873,533
			45,390,618
	Georgia 0.3%
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds 7.00%, due 6/15/39	3,000,000	3,210,720
	Medical Center Hospital Authority, Columbus Regional Healthcare, Revenue Bonds Insured: AGM 5.00%, due 8/1/15	1,500,000	1,532,160
			4,742,880
	Guam 2.7%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (c)	3,000,000	3,610,110
	Guam Government, Revenue Bonds Series A 6.50%, due 11/1/40	3,990,000	4,921,346
¤	Guam Government, Waterworks Authority, Revenue Bonds
	5.50%, due 7/1/43	13,565,000	16,049,158
	5.875%, due 7/1/35	3,135,000	3,208,265
	6.00%, due 7/1/25	3,735,000	3,824,229
	Territory of Guam, Unlimited General Obligation
	Series A 5.25%, due 11/15/37	7,610,000	7,811,893
	Series A 7.00%, due 11/15/39	6,980,000	8,260,551
			47,685,552
	Illinois 2.4%
	City of Chicago IL, Unlimited General Obligation Series A 5.00%, due 1/1/40	9,170,000	9,560,367
	Illinois Finance Authority, Chicago Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,747,110
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,025,290
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds 6.50%, due 4/1/44	8,750,000	9,749,600
	Illinois Finance Authority, Wesleyan University, Revenue Bonds Series B, Insured: CIFG 4.50%, due 9/1/35	550,000	559,163
	Illinois, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 3/1/34	14,000,000	14,048,860
	Massac County Hospital District, Limited General Obligation Insured: AGC 4.50%, due 11/1/31	110,000	112,660
	State of Illinois, General Obligation 4.00%, due 7/1/15	5,750,000	5,835,905
	Village of Matteson, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	201,068
			42,840,023
	Indiana 1.9%
	Anderson Economic Development Revenue, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,271,587
	Carmel Redevelopment District, Certificate of Participation Series C 6.50%, due 7/15/35 (d)	1,000,000	1,136,680
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (c)	5,500,000	6,877,475
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (c)	1,170,000	1,259,552
	5.00%, due 2/1/39 (c)	1,000,000	1,051,800
	5.25%, due 2/1/34 (c)	750,000	815,565
	Hammond Local Public Improvement Bond Bank, Revenue Bonds Series A 6.75%, due 8/15/35	1,500,000	1,530,795
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	751,211
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,425,547
	5.50%, due 8/15/45	210,000	235,422
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,910,058
	Indiana State Finance Authority, Republic Services Incorporate Project, Revenue Bonds Series A 0.40%, due 5/1/34 (a)(c)	6,500,000	6,499,935
			33,765,627
	Iowa 1.2%
	Iowa City, Revenue Bonds 0.03%, due 4/1/32 (a)	1,000,000	1,000,000
	Iowa Higher Education Loan Authority, Private College Facility, Wartburg College, Revenue Bonds
	Series B 5.50%, due 10/1/31	185,000	184,996
	Series B 5.55%, due 10/1/37	385,000	384,962
	Iowa Higher Education Loan Authority, Wartburg College, Revenue Bonds
	Series A 4.65%, due 10/1/15	1,000,000	1,000,880
	Series A 5.00%, due 10/1/21	605,000	605,188
	Series A 5.05%, due 10/1/24	250,000	250,015
	Series A 5.10%, due 10/1/25	250,000	250,005
	Series A 5.25%, due 10/1/30	280,000	279,986
	Series A 5.30%, due 10/1/37	450,000	444,699
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	5,488,775
	Series C 5.625%, due 6/1/46	6,730,000	6,128,540
	Xenia Rural Water District, Revenue Bonds
	Insured: AGC 4.50%, due 12/1/31	1,570,000	1,593,424
	Insured: AGC 4.50%, due 12/1/41	960,000	971,933
	Insured: AGC 5.00%, due 12/1/41	1,945,000	1,988,004
			20,571,407
	Kentucky 1.6%
	Glasgow Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,140,600
	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Revenue Bonds
	Series B-1 0.01%, due 8/15/38 (a)	1,500,000	1,500,000
	Series B-2 0.03%, due 8/15/38 (a)	4,400,000	4,400,000
	Kentucky Economic Development Finance Authority, Republic Services, Inc. Revenue Bonds Series A 0.40%, due 4/1/31 (a)(c)	4,000,000	3,999,960
	Louisville and Jefferson County Visitors and Convention Commission, Revenue Bonds Series B, Insured: AGM 0.06%, due 12/1/22 (a)	1,400,000	1,400,000
	Ohio County Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	15,855,000	15,940,776
			28,381,336
	Louisiana 2.2%
	City of New Orleans, Water Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,319,500
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	9,061,728
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,750,000	4,246,387
	Louisiana Public Facilities Authority, Black & Gold Facilities Project, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/38	1,275,000	1,156,502
	Series A, Insured: CIFG 5.00%, due 7/1/22	100,000	101,876
	Louisiana Public Facilities Authority, Dynamic Fuels LLC Project, Revenue Bonds 0.02%, due 10/1/33 (a)	11,670,000	11,670,000
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	6,110,000	6,207,393
			38,763,386
	Maryland 0.5%
	Baltimore Convention Center, Revenue Bonds
	Series A, Insured: XLCA 4.60%, due 9/1/30	975,000	993,876
	Series A, Insured: XLCA 5.00%, due 9/1/32	290,000	296,940
	Series A, Insured: XLCA 5.25%, due 9/1/26	180,000	186,123
	Series A, Insured: XLCA 5.25%, due 9/1/27	275,000	283,924
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,150,750
	Maryland Health and Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/45	5,000,000	5,804,000
			8,715,613
	Massachusetts 0.6%
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (b)	2,000,000	2,166,720
	Massachusetts Educational Financing Authority, Revenue Bonds 5.00%, due 1/1/26 (c)	5,000,000	5,764,250
	Massachusetts State Health & Educational Facilities Authority, Fisher College, Revenue Bonds Series A 5.125%, due 4/1/37	300,000	307,875
	Massachusetts State Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,565,000	1,733,050
			9,971,895
	Michigan 6.7%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	578,925
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22	1,015,000	1,050,809
	6.00%, due 6/1/33	1,000,000	1,027,600
	Central Plains Energy, Project No. 3, Revenue Bonds Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	308,206
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,056,856
	5.125%, due 11/1/35	605,000	608,194
	Detroit, Michigan Sewage Disposal System, Revenue Bonds
	Senior Lean - Series A, Insured: NATL-RE 5.00%, due 7/1/34	265,000	265,925
	Second Lien - Series A, Insured: NATL-RE 5.00%, due 7/1/35	1,590,000	1,603,833
	Second Lien - Series B, Insured: NATL-RE 5.00%, due 7/1/36	250,000	257,278
	Detroit, Michigan Water Supply System, Revenue Bonds
	Senior Lien - Series C 4.50%, due 7/1/27	165,000	172,476
	Senior Lien - Series A, Insured: NATL-RE 4.50%, due 7/1/35	3,050,000	3,051,189
	Senior Lien - Series D, Insured: NATL-RE 5.00%, due 7/1/33	645,000	663,776
	Series B, Insured: NATL-RE 5.00%, due 7/1/34	3,840,000	3,853,402
	Senior Lien - Series A 5.00%, due 7/1/36	655,000	707,511
	Series C 5.00%, due 7/1/41	1,620,000	1,742,180
	Series A 5.25%, due 7/1/41	10,610,000	11,560,762
	Detroit, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	20,055
	Insured: AGM 5.00%, due 4/1/24	23,250	23,923
	Insured: AMBAC 5.25%, due 4/1/22	58,125	57,506
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,730
	Flint, Michigan Hospital Building Authority Rental, Hurley Medical Center, Revenue Bonds Series A 5.25%, due 7/1/39	1,955,000	1,920,592
	Michigan Finance Authority, Detroit Water and Sewer, Revenue Bonds
	Series D-4 5.00%, due 7/1/34	1,000,000	1,116,900
	Second Lien - Series C-1 5.00%, due 7/1/44	1,000,000	1,082,970
	Michigan Finance Authority, Educational Facility, St. Catherine Siena, Revenue Bonds Series A 8.00%, due 10/1/30	1,250,000	1,124,950
	Michigan Finance Authority, Exchanged Detroit Bonds, Revenue Bonds
	Series G-5A, Insured: AMBAC 4.60%, due 4/1/24	109,850	109,372
	Series G-8A, Insured: AGM 5.00%, due 4/1/24	126,750	130,419
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/22	316,875	313,573
	Series G-5A, Insured: AMBAC 5.25%, due 4/1/24	249,275	249,305
	Michigan Finance Authority, Public School Academy, Revenue Bonds
	5.75%, due 2/1/33	4,560,000	4,601,633
	7.00%, due 10/1/31	2,120,000	2,273,340
	7.00%, due 10/1/36	1,740,000	1,852,943
	7.50%, due 11/1/40	855,000	946,485
	7.75%, due 7/15/26	110,000	106,124
	8.00%, due 7/15/41	2,000,000	1,899,240
	Michigan Finance Authority, Thomas M. Cooley Law School, Revenue Bonds 6.75%, due 7/1/44 (b)	13,000,000	14,136,590
	Michigan Higher Education Facilities Authority, Creative Studies, Revenue Bonds
	5.875%, due 12/1/28	2,360,000	2,391,978
	6.125%, due 12/1/33	4,100,000	4,161,869
	6.125%, due 12/1/37	980,000	993,985
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	344,726
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	545,780
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	5,035,000	5,372,496
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	1,500,000	1,514,055
	Michigan State Housing Development Authority, Revenue Bonds Series A 0.06%, due 10/1/37 (a)(c)	1,200,000	1,200,000
	Michigan State Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,315,636
¤	Michigan Strategic Fund, Tax Allocation Series A 4.125%, due 7/1/45 (a)	23,000,000	23,544,640
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	9,870,000	8,874,907
	Series A 6.00%, due 6/1/48	4,715,000	4,106,152
			116,886,796
	Minnesota 0.8%
	St. Paul Housing & Redevelopment Authority, Charter School Lease, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,155,790
	St. Paul Housing & Redevelopment Authority, Childrens Hospital Clinic, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/37 (a)	11,905,000	11,905,000
	St. Paul Housing & Redevelopment Authority, Health Care Facilities- Childrens, Revenue Bonds Series A, Insured: AGM 0.02%, due 8/15/34 (a)	1,575,000	1,575,000
			14,635,790
	Mississippi 0.5%
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,495,862
	Mississippi Development Bank, Municipal Energy Agency Power Supply Project, Revenue Bonds Series A, Insured: XLCA 5.00%, due 3/1/31	7,500,000	7,680,825
			9,176,687
	Missouri 0.7%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	555,120
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	455,000	456,351
	5.50%, due 6/1/29	3,510,000	3,513,300
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,098,480
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,655,000	1,777,205
	6.00%, due 5/1/42	2,800,000	3,001,068
	Lee's Summit Tax Increment, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,573,755
			11,975,279
	Nebraska 0.2%
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	3,074,966

	Nevada 0.2%
	Clark County Economic Development Revenue, University Southern Nevada Project, Revenue Bonds
	Insured: RADIAN 4.625%, due 4/1/37	1,645,000	1,664,033
	Insured: RADIAN 5.00%, due 4/1/27	775,000	797,328
	Director of the State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,065,000	956,721
	Reno, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	374,989
			3,793,071
	New Hampshire 0.6%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: RADIAN ACA (zero coupon), due 1/1/17	1,355,000	1,233,375
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,480,000	716,868
	New Hampshire Business Finance Authority, Revenue Bonds 0.12%, due 10/1/40 (a)	4,900,000	4,900,000
	New Hampshire Health & Education Facilities Authority, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,045,519
			9,895,762
	New Jersey 6.0%
	Casino Reinvestment Development Authority, NJ Revenue Bonds 5.25%, due 11/1/44	6,000,000	6,682,440
	New Jersey Economic Development Authority, Applewood Estates Project, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 10/1/25	290,000	299,106
	Series A, Insured: RADIAN 5.00%, due 10/1/35	3,880,000	4,001,832
¤	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (c)	4,920,000	5,347,253
	5.50%, due 4/1/28 (c)	180,000	180,589
	Series A 5.625%, due 11/15/30 (c)	8,085,000	9,095,140
	Series B 5.625%, due 11/15/30 (c)	7,000,000	7,789,810
	5.75%, due 9/15/27 (c)	3,485,000	3,896,787
	New Jersey Economic Development Authority, Paterson Charter Science & Technology, Revenue Bonds
	Series A 5.00%, due 7/1/22	630,000	640,074
	Series A 6.00%, due 7/1/32	650,000	673,055
	Series A 6.10%, due 7/1/44	1,900,000	1,950,863
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (c)	3,000,000	3,375,540
	Insured: AGM 5.125%, due 7/1/42 (c)	1,705,000	1,908,713
	5.375%, due 1/1/43 (c)	2,000,000	2,255,700
	6.00%, due 10/1/43	2,205,000	2,545,165
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	213,167
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (c)	2,000,000	2,129,240
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds 5.75%, due 7/1/37	2,100,000	2,208,402
	New Jersey Health Care Facilities Financing Authority, St. Barnabas Healthcare, Revenue Bonds
	Insured: NATL-RE (zero coupon), due 7/1/17	120,000	116,461
	Series B (zero coupon), due 7/1/31	205,000	92,197
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds 6.25%, due 7/1/35	2,725,000	3,060,802
	New Jersey Health Care Facilities Financing Authority, Virtua Health, Revenue Bonds Series C 0.02%, due 7/1/43 (a)	7,500,000	7,500,000
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.625%, due 6/1/26	2,460,000	2,368,390
	Series 1A 4.75%, due 6/1/34	17,000,000	13,496,640
	Series 1A 5.00%, due 6/1/29	5,000,000	4,404,750
	Series 1A 5.00%, due 6/1/41	22,000,000	17,839,360
			104,071,476
	New York 6.9%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (b)(c)	1,500,000	1,628,175
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	13,765,000	13,936,237
	Long Island Power Authority, Revenue Bonds Series 2 0.02%, due 5/1/33 (a)	2,100,000	2,100,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,860,000	1,614,089
	Series A-3 5.125%, due 6/1/46	5,545,000	4,570,799
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	2,000,000	2,035,160
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,557,795
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,914,428
	Insured: AMBAC 5.00%, due 1/1/46	2,000,000	2,074,400
	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds Series C 0.02%, due 5/1/28 (a)	9,200,000	9,200,000
	New York City Trust for Cultural Resources, American Museum National History, Revenue Bonds Series A1 0.02%, due 4/1/27 (a)	1,200,000	1,200,000
	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.02%, due 12/1/35 (a)	7,000,000	7,000,000
	New York Liberty Development Corp., Bank of America, Revenue Bonds Class 3 6.375%, due 7/15/49	1,000,000	1,144,980
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 11/15/44 (b)	18,000,000	19,324,620
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.375%, due 11/15/40 (b)	5,000,000	5,664,850
	Class 3 7.25%, due 11/15/44 (b)	8,500,000	10,462,990
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	1,500,000	1,742,835
	Newburgh, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	843,098
	Series A 5.00%, due 6/15/26	960,000	1,043,424
	Series A 5.50%, due 6/15/31	750,000	826,988
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	7,627,575
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,552,508
	Southampton Housing Authority, Revenue Bonds 3.50%, due 5/15/47	300,000	297,285
	Suffolk County Economic Development Corp., Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (b)	2,000,000	2,011,100
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,129,470
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	1,000,000	1,106,340
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	840,000	757,008
	Series 1 5.125%, due 6/1/42	5,770,000	5,026,362
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	7,232,920
			120,625,436
	Ohio 4.7%
	Akron Bath Copley Joint Township Hospital District, Akron General Health System, Revenue Bonds 5.00%, due 1/1/31	6,050,000	6,636,366
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	16,500,000	14,297,250
	Series A-2 5.375%, due 6/1/24	1,975,000	1,748,823
	Series A-2 5.75%, due 6/1/34	6,130,000	5,192,294
	Series A-2 5.875%, due 6/1/30	19,815,000	17,236,078
	Series A-2 6.00%, due 6/1/42	5,390,000	4,620,955
	Butler County Port Authority Public Infrastructure, Revenue Bonds
	Series C 5.00%, due 12/1/24	1,000,000	1,023,430
	Series C 6.00%, due 12/1/43	3,500,000	3,578,610
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,982
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,335,060
	Cleveland-Cuyahoga County Port Authority, Student Housing Euclid Avenue-Fenn Project, Revenue Bonds
	Insured: AMBAC 4.25%, due 8/1/15	210,000	214,154
	Insured: AMBAC 4.50%, due 8/1/36	995,000	1,015,925
	Insured: AMBAC 5.00%, due 8/1/21	125,000	127,942
	Insured: AMBAC 5.00%, due 8/1/25	2,440,000	2,497,438
	Insured: AMBAC 5.00%, due 8/1/28	2,255,000	2,308,083
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,877,625
	Hamilton County Ohio Health Care, Life Enriching Communities Project, Revenue Bonds 5.00%, due 1/1/42	1,080,000	1,160,622
	Ohio State Environmental Facilities Revenue, Ford Motor Co. Project, Revenue Bonds 5.75%, due 4/1/35 (c)	550,000	552,271
	Summit County Development Finance Authority, Brimfield Project, Revenue Bonds Series G 4.875%, due 5/15/25	400,000	400,892
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,240,000	1,434,370
	Toledo-Lucas County Port Authority Student Housing, CHF - Toledo LLC - The University of Toledo Project, Revenue Bonds Series A 5.00%, due 7/1/34	1,400,000	1,519,434
	Toledo-Lucas County Port Authority, Revenue Bonds
	Series A 5.00%, due 7/1/39	1,500,000	1,614,495
	Series A 5.00%, due 7/1/46	9,790,000	10,473,831
			82,023,930
	Oklahoma 0.5%
	Norman Regional Hospital Authority, Revenue Bonds 5.125%, due 9/1/37	6,895,000	7,176,454
	Tulsa Airports Improvement Trust, Revenue Bonds Series B 5.50%, due 12/1/35 (c)	1,250,000	1,347,725
			8,524,179
	Oregon 0.4%
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	5,090,275
	Multnomah County Hospital Facilities Authority, Revenue Bonds Series A 5.40%, due 10/1/44	2,000,000	2,164,860
			7,255,135
	Pennsylvania 2.7%
	Aleppo Township, Sewer Revenue, Revenue Bonds
	5.75%, due 12/1/36	1,220,000	1,258,894
	5.75%, due 12/1/41	1,055,000	1,089,952
	Allegheny County Higher Education Building, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,183,060
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,032,849
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	300,000	336,012
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	319,755
	Erie County, Hospital Authority Health Facilities, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: RADIAN 4.50%, due 7/1/23	340,000	345,392
	Harrisburg Authority, Capital Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,016,600
	Harrisburg Authority, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36 (d)(e)	2,600,000	1,169,792
	Harrisburg Parking Authority Revenue, Revenue Bonds
	Series T, Insured: XLCA 4.00%, due 5/15/19	100,000	110,197
	Series R, Insured: XLCA 4.25%, due 5/15/16	60,000	62,902
	Harrisburg, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 3/15/15	425,000	423,406
	Series F, Insured: AMBAC (zero coupon), due 3/15/15	460,000	458,275
	Series F, Insured: AMBAC (zero coupon), due 9/15/15	455,000	446,583
	Series D, Insured: AMBAC (zero coupon), due 3/15/16	430,000	414,868
	Series F, Insured: AMBAC (zero coupon), due 3/15/16	310,000	299,091
	Series D, Insured: AMBAC (zero coupon), due 9/15/16	235,000	223,149
	Series F, Insured: AMBAC (zero coupon), due 9/15/16	415,000	394,072
	Series F, Insured: AMBAC (zero coupon), due 3/15/17	35,000	32,580
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	183,060
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	357,796
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	391,079
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	237,284
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	104,836
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	12,189
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	280,000	222,849
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	210,000	153,762
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,615,000	8,404,447
	Pennsylvania Economic Development Financing Authority, US Airways Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	293,819
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,134,890
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: RADIAN 5.00%, due 9/15/33	150,000	152,579
	Insured: RADIAN 5.75%, due 3/15/30	1,040,000	1,041,529
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,879,100
	5.50%, due 7/15/43	2,400,000	2,750,664
	Pennsylvania State Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,056,430
	Philadelphia Authority for Industrial Development, Discovery Charter School Project, Revenue Bonds 5.875%, due 4/1/32	100,000	107,294
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,091,615
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,122,790
	Philadelphia Authority for Industrial Development, Please Touch Museum Project, Revenue Bonds
	4.25%, due 9/1/19 (d)(e)	255,000	53,162
	5.25%, due 9/1/26 (d)(e)	1,500,000	312,720
	5.25%, due 9/1/31 (d)(e)	2,425,000	505,564
	5.25%, due 9/1/36 (d)(e)	1,125,000	234,540
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,730,670
	Scranton Parking Authority, Revenue Bonds Insured: RADIAN 5.25%, due 6/1/34	135,000	135,549
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,414,452
	York General Authority, York City Recreation Corp., Revenue Bonds
	Insured: AMBAC 5.50%, due 5/1/15	340,000	343,332
	Insured: AMBAC 5.50%, due 5/1/18	1,475,000	1,486,048
	York, Unlimited General Obligation 7.25%, due 11/15/41	835,000	956,977
			46,488,455
	Puerto Rico 11.2%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: GTY 4.00%, due 7/1/16	100,000	101,986
	Insured: AMBAC 4.50%, due 7/1/23	875,000	852,180
	Insured: XLCA 5.25%, due 7/1/17	1,000,000	984,260
	Series A, Insured: AGM 5.25%, due 7/1/24	260,000	270,244
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,264,576
	Series A, Insured: NATL-RE 5.50%, due 7/1/16	1,100,000	1,125,949
	Series A, Insured: XLCA 5.50%, due 7/1/17	5,200,000	5,113,836
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	104,665
	Series A, Insured: AMBAC 5.50%, due 7/1/19	485,000	501,766
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,671,181
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	6,235,000	6,631,795
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: CIFG 4.50%, due 7/1/36	4,000,000	3,285,880
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,412,109
	Series A, Insured: AMBAC 5.00%, due 7/1/31	6,000,000	5,674,980
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	100,006
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,140,730
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,550,000	4,550,273
	Series RR, Insured: NATL-RE 5.00%, due 7/1/24	1,160,000	1,159,977
	Series SS, Insured: NATL-RE 5.00%, due 7/1/25	355,000	353,960
	Series PP, Insured: NATL-RE 5.00%, due 7/1/25	235,000	234,311
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,002,540
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	149,528
	Puerto Rico Government Development Bank, Senior Notes, Revenue Notes Series B-1A 7.75%, due 6/30/15	10,665,000	10,608,475
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/15	425,000	416,415
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	1,465,000	1,439,538
	Series A, Insured: AGM 4.75%, due 7/1/38	220,000	220,020
	Series AA, Insured: AGM 4.95%, due 7/1/26	2,155,000	2,212,776
	Insured: NATL-RE 5.00%, due 7/1/22	145,000	145,332
	Insured: NATL-RE 5.00%, due 7/1/28	150,000	150,183
	Series M, Insured: RADIAN 5.00%, due 7/1/32	160,000	153,261
	Series BB, Insured: AMBAC 5.25%, due 7/1/17	1,160,000	1,171,078
	5.25%, due 7/1/31	9,195,000	8,885,404
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,465,000	4,768,441
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,540,000	5,802,818
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,115,000	1,179,793
	Insured: AGM 5.50%, due 7/1/25	2,195,000	2,403,635
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,165,400
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	5,347,633
	Insured: AMBAC 5.50%, due 7/1/29	1,000,000	1,002,320
	Series CC, Insured: AGM 5.50%, due 7/1/31	455,000	499,326
	Series CC, Insured: GTY 5.50%, due 7/1/31	3,370,000	3,698,305
	Puerto Rico Industrial Tourist Educational Medical and Environmental Control Facility, University Plaza Project, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 7/1/33	1,855,000	1,818,401
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	4,650,000	1,260,755
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	635,000	100,470
	Series C, Insured: AMBAC 5.50%, due 7/1/16	3,300,000	3,389,727
	Series C, Insured: AMBAC 5.50%, due 7/1/17	5,200,000	5,349,344
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	5,037,738
	Series C, Insured: AMBAC 5.50%, due 7/1/23	3,000,000	3,092,760
	Series C, Insured: AMBAC 5.50%, due 7/1/24	11,000,000	11,320,430
	Series C, Insured: AMBAC 5.50%, due 7/1/25	10,000,000	10,226,400
	Series C, Insured: AMBAC 5.50%, due 7/1/26	22,075,000	22,439,017
	Series C, Insured: AMBAC 5.50%, due 7/1/27	3,535,000	3,574,486
	Series C, Insured: AMBAC 5.50%, due 7/1/28	5,175,000	5,210,914
	Puerto Rico Municipal Finance Agency, General Obligation Series A, Insured: AGM 5.00%, due 8/1/27	2,510,000	2,465,397
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.00%, due 8/1/30	575,000	552,512
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,094,100
	Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,111,370
	Insured: RADIAN 5.25%, due 7/1/33	680,000	670,031
	Series D, Insured: AMBAC 5.45%, due 7/1/31	225,000	223,639
	Series H, Insured: AMBAC 5.50%, due 7/1/16	3,250,000	3,338,367
	Series H, Insured: AMBAC 5.50%, due 7/1/17	310,000	318,903
	University of Puerto Rico, Revenue Bonds Series P, Insured: NATL-RE 5.00%, due 6/1/25	150,000	150,257
			195,701,903
	Rhode Island 0.5%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: RADIAN (zero coupon), due 9/1/24	1,735,000	937,976
	Series A, Insured: RADIAN (zero coupon), due 9/1/26	685,000	323,902
	Series A, Insured: RADIAN (zero coupon), due 9/1/29	1,835,000	704,695
	Series A, Insured: RADIAN (zero coupon), due 9/1/30	1,835,000	659,958
	Series A, Insured: RADIAN (zero coupon), due 9/1/32	1,500,000	469,125
	Series A, Insured: RADIAN (zero coupon), due 9/1/34	1,000,000	270,920
	Series A, Insured: RADIAN (zero coupon), due 9/1/35	360,000	90,284
	Series A, Insured: RADIAN (zero coupon), due 9/1/36	470,000	109,364
	Rhode Island Health and Educational Building Corp., Public Schools Financing Program, Revenue Bonds Series B, Insured: AMBAC 5.00%, due 5/15/21	1,000,000	1,020,860
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A 6.125%, due 6/1/32	205,000	205,882
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 6.25%, due 6/1/42	500,000	502,275
	Woonsocket, Unlimited General Obligation
	Insured: NATL-RE 5.75%, due 10/1/15	500,000	500,705
	Insured: NATL-RE 5.75%, due 10/1/16	530,000	530,572
	Insured: NATL-RE 6.00%, due 10/1/17	1,200,000	1,201,284
	Insured: NATL-RE 6.00%, due 10/1/18	695,000	695,626
			8,223,428
	South Carolina 0.1%
	South Carolina Jobs - Economic Development Authority, Revenue Bonds Insured: AMBAC 5.00%, due 11/1/18	1,330,000	1,329,947

	South Dakota 0.2%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,583,534

	Tennessee 1.2%
	Chattanooga Health Educational & Housing Facility Board, CDFI Phase Project, Revenue Bonds
	Series A 5.125%, due 10/1/35	2,000,000	2,017,380
	Series B 6.00%, due 10/1/35	500,000	505,880
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	5,250,000	5,907,090
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.03%, due 6/1/42 (a)	12,000,000	12,000,000
			20,430,350
	Texas 7.5%
	Arlington Higher Education Finance Corp., University Academy, Revenue Bonds
	Series A 7.00%, due 3/1/34	375,000	403,196
	Series A 7.125%, due 3/1/44	1,530,000	1,647,198
	Austin Convention Enterprises, Inc., Revenue Bonds
	Series A, Insured: XLCA 5.00%, due 1/1/34	3,360,000	3,431,366
	Series B 5.75%, due 1/1/34 (b)	110,000	113,232
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	760,030
	(zero coupon), due 1/1/33	315,000	149,175
	(zero coupon), due 1/1/34	3,275,000	1,457,571
	(zero coupon), due 1/1/35	3,700,000	1,577,125
	(zero coupon), due 1/1/36	2,000,000	816,800
	(zero coupon), due 1/1/39	3,500,000	1,236,305
	5.00%, due 1/1/33	1,725,000	1,911,386
	5.00%, due 1/1/42	2,340,000	2,587,689
	6.75%, due 1/1/41	7,500,000	9,299,475
	Central Texas Turnpike System, Revenue Bonds Series C 5.00%, due 8/15/42	10,000,000	11,381,700
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	2,007,075
	6.00%, due 8/15/43	3,500,000	4,281,340
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,535,610
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,781,520
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	993,411
	Series A 5.00%, due 6/1/38	1,960,000	2,154,530
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	293,082
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	670,959
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	376,122
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	394,577
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,570,000	645,961
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	114,148
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	343,469
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	78,779
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,535,000	646,296
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	656,424
	Series A, Insured: NATL-RE (zero coupon), due 11/15/38	36,815,000	12,038,505
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	428,907
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	440,451
	Series A, Insured: NATL-RE (zero coupon), due 11/15/40	1,060,000	303,881
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	495,007
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	175,413
	Houston Airport System Revenue, Special Facilities Continental Airlines, Revenue Bonds Series B 6.125%, due 7/15/27 (c)	175,000	175,674
	Houston, Texas Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (c)	6,400,000	6,997,824
	Lufkin Health Facilities Development Corp., Memorial Health System, Revenue Bonds 5.50%, due 2/15/37	2,150,000	2,368,784
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,235,980
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,168,907
	North Texas Education Finance Corp., Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,574,586
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,201,360
	Tarrant County Cultural Education Facilities Finance Corp., Trinity Terrace Project, Revenue Bonds Series A-1 5.00%, due 10/1/44	1,750,000	1,922,970
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,781,470
	7.50%, due 6/30/33	750,000	941,662
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds
	6.75%, due 6/30/43 (c)	11,500,000	14,221,820
	6.875%, due 12/31/39	5,050,000	6,071,261
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	1,300,000	1,348,360
	Texas State Turnpike Authority, Central Texas System, Revenue Bonds Insured: AMBAC (zero coupon), due 8/15/37	155,000	40,233
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,180,250
	Tyler Health Facilities Development Corp., Revenue Bonds Series A 5.375%, due 11/1/37	5,090,000	5,385,424
			131,244,280
	U.S. Virgin Islands 0.7%
	Virgin Islands Public Finance Authority, Revenue Bonds Series C 5.00%, due 10/1/39	7,000,000	7,842,520
	Virgin Islands Water & Power Authority, Revenue Bonds 5.50%, due 7/1/17	4,030,000	4,044,065
			11,886,585
	Utah 0.1%
	Utah State Charter School Finance Authority, Da Vinci Academy, Revenue Bonds Series A 7.75%, due 3/15/39	700,000	806,603
	Utah State Charter School Finance Authority, North Star Academy, Revenue Bonds Series A 7.00%, due 7/15/45	600,000	676,194
			1,482,797
	Vermont 0.0%‡
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds
	Series A, Insured: RADIAN 4.75%, due 8/15/36	500,000	490,730
	Series A, Insured: RADIAN 5.75%, due 2/15/37	140,000	142,649
			633,379
	Virginia 2.9%
	Madison County Industrial Development Authority, Woodberry Forest School, Revenue Bonds 0.09%, due 10/1/37 (a)	1,200,000	1,200,000
	Norfolk Redevelopment and Housing Authority, Norfolk Retirement Community, Inc., Revenue Bonds 5.375%, due 1/1/46	1,500,000	1,568,880
	Route 460 Funding Corp., Revenue Bonds Senior Lien, Series - A 5.125%, due 7/1/49	6,675,000	7,300,915
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	22,925,000	16,776,056
	Virginia Small Business Financing Authority, Senior Lien, Elizabeth River Crossing, Revenue Bonds
	5.50%, due 1/1/42 (c)	10,000,000	11,124,000
	6.00%, due 1/1/37 (c)	1,300,000	1,525,173
	Virginia Small Business Financing Authority, Senior Lien-Express Lanes LLC, Revenue Bonds 5.00%, due 1/1/40 (c)	10,000,000	10,812,300
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.04%, due 7/1/30 (a)	65,000	65,000
			50,372,324
	Washington 1.0%
	Chelan County Public Hospital District No. 1, General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	855,787
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,115,740
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (c)	1,825,000	1,909,424
	Washington Economic Development Finance Authority, Pioneer Human Services Project, Revenue Bonds 0.12%, due 9/1/18 (a)	805,000	805,000
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	8,310,681
	Washington State Housing Finance Commission, Revenue Bonds 0.07%, due 11/1/25 (a)	1,000,000	1,000,000
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,134,460
			17,131,092
	West Virginia 0.2%
	Brooke County, Bethany College, Revenue Bonds Series A 6.75%, due 10/1/37	1,835,000	2,080,633
	Ohio County Building Commission, Brooke County, Wheeling Jesuit University Project, Revenue Bonds Series B 5.25%, due 6/1/15	185,000	186,125
	Ohio County, Wheeling Jesuit, Revenue Bonds Series A 5.50%, due 6/1/36	465,000	468,292
			2,735,050
	Wisconsin 2.0%
	Menasha, Unlimited General Obligation 4.40%, due 9/1/17	100,000	101,425
	Public Finance Authority Revenue, Continuing Care Retirement Community Revenue, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,193,320
	Public Finance Authority, Charter School Revenue, Explore Knowledge Foundation Project, Revenue Bonds
	Series A 5.75%, due 7/15/32	1,820,000	1,978,358
	Series A 6.00%, due 7/15/42	865,000	941,847
	Public Finance Authority, National Gypsum Co., Revenue Bonds 5.25%, due 4/1/30 (c)	10,000,000	10,389,100
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,370,688
	5.75%, due 4/1/42	3,375,000	3,704,501
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (c)	1,670,000	1,711,967
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40	5,000,000	5,303,100
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,496,614
	Warrens, Unlimited General Obligation 4.70%, due 12/1/19	120,000	71,910
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds
	5.25%, due 2/1/43	2,400,000	2,519,856
	5.375%, due 2/1/48	4,400,000	4,647,236
			35,429,922
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	592,375
	Wyoming Community Development Authority, Student Housing, Revenue Bonds 6.50%, due 7/1/43	930,000	1,081,627
			1,674,002
	Total Municipal Bonds (Cost $1,575,571,411)		1,713,146,938
		Shares
	Closed-End Funds 2.1%
	California 0.2%
	BlackRock MuniHoldings California Quality Fund, Inc.	57,976	872,539
	BlackRock MuniYield California Insured Fund, Inc.	72,820	1,152,012
	Nuveen California Dividend Advantage Municipal Fund	33,493	526,845
			2,551,396
	Michigan 0.1%
	Nuveen Michigan Quality Income	92,647	1,325,779

	Multi-State 1.6%
	BlackRock Municipal Bond Investment Trust	25,008	389,375
	BlackRock MuniHoldings Investment Quality Fund	225,594	3,392,934
	BlackRock MuniHoldings Quality Fund, Inc.	137,789	1,909,755
	BlackRock MuniYield Fund, Inc.	64,300	980,575
	BlackRock MuniYield Investment Fund	9,947	160,743
	BlackRock MuniYield Investment Quality Fund	38,165	548,813
	Dreyfus Municipal Bond Infrastructure Fund, Inc.	5,150	66,641
	Invesco Advantage Municipal Income Trust II	329,194	3,983,247
	Invesco Municipal Trust	228,899	3,037,490
	Invesco Quality Municipal Income Trust	91,446	1,197,943
	MFS High Income Municipal Trust	100,000	496,000
	MFS High Yield Municipal Trust	86,802	401,025
	MFS Municipal Income Trust	95,831	661,234
	Nuveen Dividend Advantage Municipal Fund 2	38,744	570,699
	Nuveen Dividend Advantage Municipal Fund 3	168,476	2,446,271
	Nuveen Municipal Advantage Fund, Inc.	98,067	1,406,281
	Nuveen Municipal Market Opportunity Fund, Inc.	198,971	2,827,378
	Nuveen Performance Plus Municipal Fund, Inc.	133,284	2,059,238
	Nuveen Quality Income Municipal Fund, Inc.	131,907	1,933,757
			28,469,399
	New York 0.1%
	Nuveen New York AMT-Free Municipal Income Fund	144,169	1,946,282
	Nuveen New York Dividend Advantage Municipal Fund	3,713	52,093
			1,998,375
	Pennsylvania 0.1%
	Nuveen Pennsylvania Investment Quality Municipal Fund	162,830	2,369,176

	Total Closed-End Funds (Cost $35,608,749)		36,714,125

		Shares
	Exchange-Traded Fund 0.3% (f)
	Multi-State 0.3%
	SPDR Nuveen S&P High Yield Municipal Bond ETF	88,000	5,187,600

	Total Exchange-Traded Fund (Cost $4,867,760)		5,187,600
	Total Investments (Cost $1,616,047,920) (i)	100.6%	1,755,048,663
	Other Assets, Less Liabilities	(0.6)	(9,783,606)
	Net Assets	100.0%	$1,745,265,057

		Contracts Short	Unrealized Appreciation (Depreciation) (g)
	Futures Contracts (0.1%)
	United States Treasury Note March 2015 (10 Year) (h)	(400)	$(1,988,360)
	Total Futures Contracts (Notional Amount $52,350,000)		$(1,988,360)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Interest on these securities was subject to alternative minimum tax.
(d)	Illiquid security - As of January 31, 2015, the total market value of these securities was $4,905,500, which represented 0.3% of the Fund's net assets.
(e)	Issue in default.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(h)	As of January 31, 2015, cash in the amount of $540,000 was on deposit with a broker for futures transactions.
(i)	As of January 31, 2015, cost was $1,616,293,294 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$149,453,101
Gross unrealized depreciation	(10,697,732)
Net unrealized appreciation	$138,755,369

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
ETF	—Exchange-Traded Fund
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.
RADIAN	—Radian Asset Assurance, Inc.
SPDR	—Standard & Poor's Depositary Receipt
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$1,713,146,938	$—	$1,713,146,938
Closed-End Funds	36,714,125	—	—	36,714,125
Exchange-Traded Fund	5,187,600	—	—	5,187,600
Total Investments in Securities	$41,901,725	$1,713,146,938	$—	$1,755,048,663

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(1,988,360)	$—	$—	$(1,988,360)
Total Other Financial Instruments	$(1,988,360)	$—	$—	$(1,988,360)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 116.5%†
	Asset-Backed Securities 2.4%
	Airlines 0.7%
	America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 1/2/22		$1,171,068	$1,332,089
	Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21		3,496,212	3,863,314
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 5/1/21		800,047	916,854
				6,112,257
	Home Equity 1.5%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.23%, due 10/25/36 (a)		1,851,335	1,671,674
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.24%, due 5/25/37 (a)		328,826	210,392
	First NLC Trust Series 2007-1, Class A1 0.24%, due 8/25/37 (a)(b)		1,016,376	572,399
	GSAA Home Equity Trust
	Series 2006-14, Class A1 0.22%, due 9/25/36 (a)		447,538	241,257
	Series 2006-18, Class AV1 0.24%, due 11/25/36 (a)		108,408	48,650
	Series 2007-5, Class 2A1A 0.29%, due 4/25/47 (a)		396,605	305,572
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.30%, due 4/25/37 (a)		354,370	334,828
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.27%, due 4/25/37 (a)		698,883	678,855
	JP Morgan Mortgage Acquisition Corp.
	Series 2007-HE1, Class AF1 0.27%, due 3/25/47 (a)		531,843	340,057
	Series 2007-CH2, Class AF2 5.478%, due 1/25/37 (c)		1,272,773	970,166
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.27%, due 9/25/36 (a)		904,623	503,430
	Series 2006-HE8, Class A2B 0.27%, due 10/25/36 (a)		215,983	132,530
	Series 2007-NC2, Class A2FP 0.32%, due 2/25/37 (a)		1,702,037	1,066,515
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		3,266,405	1,755,020
	Securitized Asset Backed Receivables LLC Trust
	Series 2006-FR4, Class A2A 0.25%, due 8/25/36 (a)		3,019,713	1,305,673
	Series 2007-BR4, Class A2A 0.26%, due 5/25/37 (a)		1,061,566	686,634
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.25%, due 6/25/37 (a)		1,241,091	736,217
	Series 2006-EQ2, Class A2 0.28%, due 1/25/37 (a)		1,831,552	1,245,646
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.28%, due 9/25/37 (a)		2,337,033	1,136,260
				13,941,775
	Student Loans 0.2%
	Keycorp Student Loan Trust Series 2000-A, Class A2 0.553%, due 5/25/29 (a)		2,081,692	2,015,808

	Total Asset-Backed Securities (Cost $24,846,318)			22,069,840

	Corporate Bonds 103.7%
	Aerospace & Defense 2.6%
	Alliant Techsystems, Inc. 5.25%, due 10/1/21 (b)		7,200,000	7,218,000
	Ducommun, Inc. 9.75%, due 7/15/18 (d)		2,630,000	2,807,525
	KLX, Inc. 5.875%, due 12/1/22 (b)		6,825,000	6,739,688
	TransDigm, Inc. 6.00%, due 7/15/22 (d)		6,765,000	6,748,087
				23,513,300
	Airlines 0.8%
	Continental Airlines, Inc.
	7.875%, due 1/2/20		1,495,366	1,577,611
	9.798%, due 10/1/22		950,874	1,055,470
	U.S. Airways Group, Inc.
	6.125%, due 6/1/18 (d)		2,000,000	2,102,500
	Series A 6.25%, due 10/22/24		774,044	868,865
	UAL 2009-2B Pass-Through Trust 12.00%, due 7/15/17 (b)		1,257,634	1,358,245
				6,962,691
	Auto Manufacturers 2.0%
	Ford Holdings LLC
	9.30%, due 3/1/30 (d)		2,475,000	3,857,285
	9.375%, due 3/1/20		210,000	271,417
¤	Ford Motor Co.
	7.50%, due 8/1/26		255,000	334,382
	8.90%, due 1/15/32		410,000	610,535
	9.98%, due 2/15/47 (d)		2,000,000	3,402,116
	Navistar International Corp. 8.25%, due 11/1/21 (d)		9,995,000	9,757,619
				18,233,354
	Auto Parts & Equipment 1.7%
	Dana Holding Corp. 5.375%, due 9/15/21 (d)		4,645,000	4,772,738
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (b)		3,405,000	3,541,200
	Schaeffler Finance B.V. 4.75%, due 5/15/21 (b)		6,880,000	6,931,600
				15,245,538
	Banks 9.9%
	Banco de Bogota S.A. 5.375%, due 2/19/23 (b)		5,800,000	5,936,300
	Banco do Brasil S.A. 5.875%, due 1/19/23 (b)		5,700,000	5,749,875
	Bank of America Corp. 8.00%, due 7/29/49 (a)		504,000	539,532
	Barclays PLC 6.50%, due 6/15/49 (a)	EUR	9,000,000	10,142,050
	Citigroup, Inc. 6.30%, due 12/29/49 (a)(d)		$8,750,000	8,801,949
	Credit Agricole S.A. 7.875%, due 1/29/49 (a)(b)		6,000,000	6,195,090
	Dresdner Funding Trust I 8.151%, due 6/30/31 (b)		5,500,000	6,545,000
	HSBC Holdings PLC 6.375%, due 12/29/49 (a)(d)		6,500,000	6,665,815
	ICICI Bank, Ltd. Series Reg S 6.375%, due 4/30/22 (a)		4,650,000	4,812,750
	Industrial Senior Trust 5.50%, due 11/1/22 (b)		7,500,000	7,415,625
	Lloyds Banking Group PLC 7.50%, due 4/30/49 (a)		2,650,000	2,709,625
	National Capital Trust I Series Reg S 5.62%, due 9/29/49 (a)	GBP	5,000,000	7,995,246
	Sberbank of Russia Via Sb Capital S.A. Series Reg S 5.125%, due 10/29/22		$6,800,000	4,720,941
	VTB Capital S.A. 6.95%, due 10/17/22 (b)		7,000,000	4,585,000
	Wachovia Capital Trust III 5.57%, due 3/29/49 (a)(d)		1,000,000	980,930
	Wells Fargo & Co. 5.90%, due 12/29/49 (a)(d)		6,075,000	6,242,062
				90,037,790
	Building Materials 1.9%
	Associated Materials LLC / AMH New Finance, Inc. 9.125%, due 11/1/17 (d)		5,800,000	4,799,500
	Cemex Finance LLC 6.00%, due 4/1/24 (b)		5,350,000	5,037,025
	USG Corp.
	5.875%, due 11/1/21 (b)		3,125,000	3,242,188
	8.375%, due 10/15/18 (b)		3,825,000	3,997,125
				17,075,838
	Chemicals 1.4%
	Axalta Coating Systems U.S. Holdings, Inc. / Axalta Coating Systems Dutch Holding B.V. 7.375%, due 5/1/21 (b)		2,000,000	2,135,000
	Hexion U.S. Finance Corp. 6.625%, due 4/15/20		645,000	605,897
	Hexion U.S. Finance Corp. / Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18 (d)		6,165,000	5,286,487
	Huntsman International LLC 8.625%, due 3/15/21		2,980,000	3,203,500
	Momentive Performance Materials, Inc.
	4.69%, due 4/24/22 (d)		2,510,000	1,957,800
	Momentive Performance Materials, Inc. (Escrow Claim Shares) 10.00%, due 10/15/20 (e)(f)(g)		2,510,000	3
				13,188,687
	Coal 0.6%
	Alpha Natural Resources, Inc.
	6.00%, due 6/1/19 (d)		2,100,000	567,000
	6.25%, due 6/1/21		835,000	204,575
	7.50%, due 8/1/20 (b)		4,720,000	2,218,400
	Arch Coal, Inc.
	7.00%, due 6/15/19 (d)		3,475,000	842,687
	7.25%, due 10/1/20		571,000	158,453
	7.25%, due 6/15/21		1,245,000	289,463
	Peabody Energy Corp. 6.00%, due 11/15/18 (d)		1,695,000	1,360,237
				5,640,815
	Commercial Services 3.6%
	Ashtead Capital, Inc. 6.50%, due 7/15/22 (b)		2,740,000	2,959,200
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.125%, due 6/1/22 (b)		800,000	802,000
	5.50%, due 4/1/23 (d)		5,810,000	5,926,200
	Hertz Corp. (The)
	6.25%, due 10/15/22		750,000	766,875
	7.375%, due 1/15/21		3,345,000	3,528,640
	Iron Mountain, Inc. 6.00%, due 8/15/23		8,600,000	9,008,500
	Service Corp. International 5.375%, due 5/15/24 (d)		3,530,000	3,671,906
	United Rentals North America, Inc.
	6.125%, due 6/15/23 (d)		4,285,000	4,451,044
	7.375%, due 5/15/20		975,000	1,049,344
	7.625%, due 4/15/22		955,000	1,050,309
				33,214,018
	Computers 2.2%
	NCR Corp. 6.375%, due 12/15/23 (d)		11,000,000	11,495,000
	SunGard Data Systems, Inc.
	6.625%, due 11/1/19 (d)		6,135,000	6,165,675
	7.625%, due 11/15/20 (d)		2,507,000	2,673,089
				20,333,764
	Cosmetics & Personal Care 0.6%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		5,020,000	5,296,100

	Diversified Financial Services 1.2%
	Glen Meadow Pass-through Trust 6.505%, due 2/12/67 (a)(b)		11,000,000	10,738,750

	Electric 1.2%
	Calpine Corp. 5.75%, due 1/15/25 (d)		10,490,000	10,699,800

	Entertainment 3.2%
	Isle of Capri Casinos, Inc.
	7.75%, due 3/15/19 (d)		5,500,000	5,692,500
	8.875%, due 6/15/20 (d)		6,150,000	6,503,625
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21 (d)		3,960,000	4,019,400
	Pinnacle Entertainment, Inc. 7.75%, due 4/1/22 (d)		6,255,000	6,552,112
	Scientific Games International, Inc. 10.00%, due 12/1/22 (b)		6,700,000	6,147,250
				28,914,887
	Finance - Auto Loans 0.6%
	Ally Financial, Inc. 8.00%, due 11/1/31 (d)		4,450,000	5,763,775

	Finance - Commercial 0.1%
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		1,010,000	909,000

	Finance - Consumer Loans 2.6%
	Navient Corp. 8.00%, due 3/25/20 (d)		6,000,000	6,660,000
	OneMain Financial Holdings, Inc. 7.25%, due 12/15/21 (b)		5,650,000	5,833,625
	SLM Corp. 7.25%, due 1/25/22 (d)		650,000	706,875
	Springleaf Finance Corp.
	6.00%, due 6/1/20 (d)		6,920,000	6,954,600
	7.75%, due 10/1/21 (d)		3,270,000	3,629,700
				23,784,800
	Finance - Other Services 1.7%
	Ausdrill Finance Pty, Ltd. 6.875%, due 11/1/19 (b)		2,740,000	2,164,600
¤	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22 (d)		1,695,000	1,733,138
	6.00%, due 8/1/20 (d)		11,100,000	11,611,710
				15,509,448
	Food 3.8%
	HJ Heinz Co. 4.875%, due 2/15/25 (b)		3,635,000	3,644,087
	JBS Finance II, Ltd. 8.25%, due 1/29/18 (b)		1,955,000	2,024,129
	JBS USA LLC / JBS USA Finance, Inc. 5.875%, due 7/15/24 (b)		4,415,000	4,260,475
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (b)		10,375,000	9,985,937
	Premier Foods Finance PLC Series Reg S 6.50%, due 3/15/21	GBP	6,100,000	8,509,030
	Smithfield Foods, Inc. 6.625%, due 8/15/22 (d)		$5,085,000	5,390,100
	Virgolino de Oliveira Finance S.A.
	10.50%, due 1/28/18 (b)(f)(h)		4,000,000	160,000
	10.875%, due 1/13/20 (b)(h)		2,605,000	547,050
	11.75%, due 2/9/22 (b)(f)(h)		5,100,000	190,740
				34,711,548
	Forest Products & Paper 0.4%
	Stora Enso OYJ 7.25%, due 4/15/36 (b)		3,000,000	3,165,000

	Hand & Machine Tools 1.2%
	Mcron Finance Sub LLC / Mcron Finance Corp. 8.375%, due 5/15/19 (b)		4,320,000	4,633,200
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (b)		6,000,000	6,135,000
				10,768,200
	Health Care - Products 2.4%
	Alere, Inc.
	6.50%, due 6/15/20 (d)		4,865,000	4,950,138
	7.25%, due 7/1/18 (d)		1,461,000	1,534,050
	8.625%, due 10/1/18		1,240,000	1,286,500
	Kinetic Concepts, Inc. / KCI U.S.A., Inc. 10.50%, due 11/1/18 (d)		3,200,000	3,512,000
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (b)		10,145,000	10,474,712
				21,757,400
	Health Care - Services 4.2%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22 (d)		9,750,000	10,355,719
¤	HCA, Inc.
	5.00%, due 3/15/24 (d)		10,000,000	10,700,000
	5.375%, due 2/1/25		2,915,000	2,995,163
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (b)		6,160,000	6,391,000
	Tenet Healthcare Corp. 8.125%, due 4/1/22 (d)		6,695,000	7,548,612
				37,990,494
	Holding Company - Diversified 0.3%
	Stena AB 7.00%, due 2/1/24 (b)		2,630,000	2,459,050

	Home Builders 3.9%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19 (d)		2,030,000	1,928,500
	7.25%, due 2/1/23 (d)		2,720,000	2,584,000
	8.125%, due 6/15/16 (d)		4,000,000	4,240,000
	K Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		2,350,000	2,185,500
	7.25%, due 10/15/20 (b)		6,080,000	6,247,200
	PulteGroup, Inc. 7.875%, due 6/15/32 (d)		5,295,000	6,076,012
	Shea Homes, L.P. / Shea Homes Funding Corp. 8.625%, due 5/15/19		5,500,000	5,761,250
	TRI Pointe Holdings, Inc. 5.875%, due 6/15/24 (b)		6,690,000	6,439,125
				35,461,587
	Insurance 4.0%
	American International Group, Inc. Series Reg S 8.175%, due 5/15/68 (a)(d)		4,000,000	5,480,000
	Genworth Holdings, Inc. 6.15%, due 11/15/66 (a)(d)		11,906,000	7,381,720
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)		3,000,000	3,525,000
	10.75%, due 6/15/88 (a)(b)		2,000,000	3,070,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)(d)		3,000,000	3,000,000
	7.00%, due 5/17/66 (a)(d)		3,840,000	3,820,800
	Oil Insurance, Ltd. 3.239%, due 12/29/49 (a)(b)		3,250,000	2,911,954
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)		2,000,000	2,707,002
	9.25%, due 6/15/39 (b)		1,000,000	1,667,292
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)		2,500,000	2,622,500
				36,186,268
	Iron & Steel 4.5%
	AK Steel Corp.
	7.625%, due 10/1/21 (d)		3,530,000	2,965,200
	8.375%, due 4/1/22 (d)		2,700,000	2,295,000
¤	ArcelorMittal
	7.25%, due 3/1/41 (d)		8,105,000	8,317,756
	7.50%, due 10/15/39 (d)		13,935,000	14,422,725
	Severstal OAO Via Steel Capital S.A. 5.90%, due 10/17/22 (b)		7,750,000	6,382,125
	United States Steel Corp.
	7.00%, due 2/1/18 (d)		2,145,000	2,241,525
	7.375%, due 4/1/20 (d)		2,855,000	2,940,650
	7.50%, due 3/15/22 (d)		1,400,000	1,414,000
				40,978,981
	Lodging 2.9%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (h)		9,560,000	7,122,200
	Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties 8.00%, due 10/1/20 (b)		3,475,000	3,422,875
¤	MGM Resorts International
	6.75%, due 10/1/20 (d)		10,859,000	11,483,392
	8.625%, due 2/1/19 (d)		3,975,000	4,481,813
				26,510,280
	Machinery - Construction & Mining 0.8%
	Terex Corp.
	6.00%, due 5/15/21 (d)		6,620,000	6,719,300
	6.50%, due 4/1/20		750,000	776,250
				7,495,550
	Machinery - Diversified 0.4%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (b)		3,640,000	3,903,900

	Media 4.0%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24 (d)		6,680,000	6,771,850
	CCOH Safari LLC
	5.50%, due 12/1/22		3,810,000	3,862,387
	5.75%, due 12/1/24		1,965,000	1,992,019
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,000,000	1,031,250
	Series A 7.625%, due 3/15/20		559,000	581,360
	Series B 7.625%, due 3/15/20 (d)		5,147,000	5,430,085
	DISH DBS Corp. 6.75%, due 6/1/21 (d)		5,120,000	5,561,600
	iHeartCommunications, Inc. 9.00%, due 3/1/21 (d)		11,675,000	11,324,750
				36,555,301
	Mining 1.8%
	Aleris International, Inc.
	6.00%, due 6/1/20 (b)(e)(f)(g)		11,797	9,438
	7.625%, due 2/15/18 (d)		3,755,000	3,661,125
	7.875%, due 11/1/20 (d)		4,375,000	4,243,750
	Vedanta Resources PLC
	7.125%, due 5/31/23 (b)		1,000,000	847,500
	8.25%, due 6/7/21 (b)		8,435,000	7,633,675
				16,395,488
	Miscellaneous - Manufacturing 2.2%
	Bombardier, Inc.
	6.00%, due 10/15/22 (b)		1,240,000	1,168,700
	6.125%, due 1/15/23 (b)		5,000,000	4,725,000
	7.75%, due 3/15/20 (b)		2,995,000	3,008,103
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		12,355,000	11,582,813
				20,484,616
	Oil & Gas 6.2%
	Berry Petroleum Co. 6.375%, due 9/15/22 (d)		7,995,000	5,516,550
	California Resources Corp. 6.00%, due 11/15/24 (b)		5,455,000	4,439,006
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		3,915,000	3,797,550
	Concho Resources, Inc. 6.50%, due 1/15/22 (d)		2,500,000	2,600,000
	EP Energy LLC / Everest Acquisition Finance, Inc. 9.375%, due 5/1/20		8,020,000	8,080,150
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 7.625%, due 4/15/21 (b)		4,770,000	4,841,550
	Linn Energy LLC / Linn Energy Finance Corp.
	6.25%, due 11/1/19 (d)		5,455,000	4,159,438
	6.50%, due 9/15/21		1,170,000	859,950
	7.75%, due 2/1/21 (d)		2,650,000	2,000,750
	8.625%, due 4/15/20		3,640,000	2,875,600
	Precision Drilling Corp.
	6.50%, due 12/15/21 (d)		2,865,000	2,521,200
	6.625%, due 11/15/20 (d)		1,600,000	1,446,000
	Samson Investment Co. 9.75%, due 2/15/20 (d)		9,245,000	2,865,950
	Swift Energy Co.
	7.875%, due 3/1/22		2,460,000	867,150
	8.875%, due 1/15/20 (d)		2,849,000	997,150
	Whiting Petroleum Corp. 5.75%, due 3/15/21 (d)		9,450,000	8,989,312
				56,857,306
	Oil & Gas Services 1.6%
	Basic Energy Services, Inc.
	7.75%, due 2/15/19 (d)		6,710,000	4,697,000
	7.75%, due 10/15/22 (d)		2,025,000	1,377,000
	CGG S.A. 6.50%, due 6/1/21 (d)		5,550,000	4,245,750
	PHI, Inc. 5.25%, due 3/15/19 (d)		5,200,000	4,524,000
				14,843,750
	Packaging & Containers 2.6%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.00%, due 6/30/21 (b)		1,700,000	1,598,000
	Novelis, Inc. 8.75%, due 12/15/20 (d)		4,865,000	5,217,713
¤	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (d)		2,600,000	2,642,250
	8.50%, due 5/15/18 (d)		5,175,000	5,278,500
	9.875%, due 8/15/19 (d)		8,066,000	8,570,125
				23,306,588
	Pharmaceuticals 1.4%
¤	Valeant Pharmaceuticals International, Inc.
	5.625%, due 12/1/21 (b)		5,400,000	5,548,500
	7.50%, due 7/15/21 (b)		6,530,000	7,150,350
				12,698,850
	Pipelines 2.7%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp.
	4.75%, due 11/15/21		4,000,000	4,010,000
	5.875%, due 8/1/23		4,165,000	4,206,650
	Georgian Oil and Gas Corp. 6.875%, due 5/16/17 (b)		5,350,000	5,373,112
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp.
	6.25%, due 6/15/22 (d)		1,333,000	1,402,983
	6.50%, due 8/15/21		293,000	307,650
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.25%, due 11/15/23 (d)		3,000,000	2,805,000
	6.875%, due 2/1/21 (d)		5,500,000	5,761,250
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.875%, due 10/1/20 (d)		1,096,000	1,117,920
				24,984,565
	Real Estate Investment Trusts 0.1%
	American Tower Corp. 7.00%, due 10/15/17 (d)		1,100,000	1,246,777

	Semiconductors 0.9%
	Freescale Semiconductor, Inc.
	5.00%, due 5/15/21 (b)		3,150,000	3,220,875
	6.00%, due 1/15/22 (b)		4,908,000	5,202,480
				8,423,355
	Software 0.6%
	First Data Corp. 10.625%, due 6/15/21 (d)		4,940,000	5,594,550

	Telecommunications 10.3%
	CenturyLink, Inc. 6.75%, due 12/1/23 (d)		5,685,000	6,345,881
	Frontier Communications Corp.
	6.25%, due 9/15/21 (d)		1,750,000	1,802,500
	8.50%, due 4/15/20 (d)		3,500,000	3,937,500
	Hughes Satellite Systems Corp. 7.625%, due 6/15/21 (d)		5,601,000	6,091,087
¤	Intelsat Luxembourg S.A.
	7.75%, due 6/1/21 (d)		10,584,000	10,491,390
	8.125%, due 6/1/23 (d)		3,410,000	3,444,100
	MetroPCS Wireless, Inc. 6.625%, due 11/15/20 (d)		1,550,000	1,611,613
¤	Sprint Capital Corp.
	6.875%, due 11/15/28 (d)		18,465,000	16,987,800
	8.75%, due 3/15/32 (d)		6,685,000	6,835,412
	Sprint Communications, Inc. 6.00%, due 11/15/22 (d)		6,325,000	5,898,063
	Sprint Corp. 7.875%, due 9/15/23 (d)		3,500,000	3,548,125
¤	T-Mobile USA, Inc.
	6.125%, due 1/15/22 (d)		5,225,000	5,375,219
	6.542%, due 4/28/20 (d)		8,000,000	8,287,520
	ViaSat, Inc. 6.875%, due 6/15/20 (d)		4,030,000	4,196,238
	Virgin Media Finance PLC 6.375%, due 10/15/24 (b)	GBP	3,750,000	6,100,114
	Windstream Corp. 7.50%, due 4/1/23 (d)		$3,000,000	2,973,750
				93,926,312
	Transportation 2.6%
	CHC Helicopter S.A. 9.25%, due 10/15/20		9,499,500	8,359,560
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		4,770,000	4,913,100
	Hornbeck Offshore Services, Inc. 5.00%, due 3/1/21 (d)		10,695,000	8,502,525
	Ukraine Railways via Shortline PLC 9.50%, due 5/21/18 (b)		5,220,000	2,036,218
				23,811,403
	Total Corporate Bonds (Cost $987,281,808)			945,579,474

	Foreign Bonds 5.7%
	Banks 1.4%
	HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)	GBP	3,500,000	5,588,006
	Santander UK PLC 4.814%, due 9/28/49 (a)		5,000,000	7,305,000
				12,893,006
	Holding Company - Diversified 0.1%
	Stena AB Series Reg S 7.875%, due 3/15/20	EUR	1,000,000	1,300,132

	Insurance 2.3%
	Assicurazioni Generali S.p.A. 6.416%, due 12/29/49 (a)	GBP	6,400,000	10,136,130
	ING Groep N.V. 5.14%, due 3/29/49 (a)		5,000,000	7,579,249
	SRLEV N.V. 9.00%, due 4/15/41 (a)	EUR	1,750,000	2,757,623
				20,473,002
	Packaging & Containers 1.5%
	Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20		5,700,000	6,859,663
	Rexam PLC 6.75%, due 6/29/67 (a)		6,300,000	7,172,391
				14,032,054
	Telecommunications 0.4%
	EN Germany Holdings B.V. 10.75%, due 11/15/15		3,414,000	3,723,181

	Total Foreign Bonds (Cost $53,431,612)			52,421,375

	Loan Assignments 3.9% (i)
	Airlines 0.3%
	U.S. Airways Group, Inc. New Term Loan B1 3.50%, due 5/23/19		$2,970,000	2,932,133

	Auto Parts & Equipment 0.4%
	Allison Transmission, Inc. New Term Loan B3 3.75%, due 8/23/19		3,533,443	3,512,832

	Computers 0.1%
	SunGard Data Systems, Inc. Term Loan E 4.00%, due 3/8/20		593,278	588,532

	Entertainment 0.5%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		4,950,000	4,884,002

	Food Services 0.1%
	Aramark Services, Inc.
	USD Term Loan F 3.25%, due 2/24/21		864,163	848,500
	Extended Synthetic LOC 2 3.671%, due 7/26/16		57,145	56,431
	Extended Synthetic LOC 3 3.671%, due 7/26/16		31,723	31,327
				936,258
	Health Care - Products 1.0%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		9,059,475	8,680,110

	Leisure Time 0.2%
	ClubCorp Club Operations, Inc. New Term Loan 4.50%, due 7/24/20		1,878,103	1,859,322

	Media 0.4%
	Charter Communications Operating, LLC Term Loan F 3.00%, due 1/3/21		379,684	373,158
	Clear Channel Communications, Inc. Term Loan D 6.921%, due 1/30/19		3,127,798	2,912,111
				3,285,269
	Mining 0.1%
	FMG Resources (August 2006) Pty, Ltd. New Term Loan B 3.75%, due 6/30/19		1,466,438	1,292,036

	Oil & Gas 0.8%
	MEG Energy Corp. REFI Term Loan 3.75%, due 3/31/20		7,740,466	7,272,810

	Real Estate 0.0%‡
	Realogy Corp. Extended Letter of Credit 4.418%, due 10/10/16		166,191	163,282

	Total Loan Assignments (Cost $36,515,685)			35,406,586

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.628%, due 4/10/49 (j)		600,000	640,112
	Banc of America Commercial Mortgage, Inc. Series 2005-J, Class 1A1 2.48%, due 11/25/35 (j)		555,277	491,417
	Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38		590,000	625,250
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		503,752	525,610
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		304,936	288,897
	GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.796%, due 8/10/45 (j)		573,136	622,770
	IndyMac Index Mortgage Loan Trust
	Series 2004-AR4, Class 3A 2.373%, due 8/25/34 (j)		505,657	503,627
	Series 2005-AR9, Class 4A2 2.501%, due 7/25/35 (j)		1,894,080	1,657,161
	Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.28%, due 2/25/47 (a)		896,361	852,599
	Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (f)		149,825	149,002
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 2.612%, due 7/25/36 (j)		515,296	496,571
				6,853,016
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 1.955%, due 11/25/36 (j)		456,247	402,486

	Total Mortgage-Backed Securities (Cost $6,172,438)			7,255,502
	Total Long-Term Bonds (Cost $1,108,247,861)			1,062,732,777

		Shares
	Common Stocks 2.3%
	Auto Manufacturers 2.3%
¤	Ford Motor Co. (d)		1,059,000	15,577,890
	General Motors Co.		144,438	4,711,568
	Motors Liquidation Co. GUC Trust		19,523	320,177
				20,609,635
	Electric 0.0%‡
	Dynegy, Inc. (k)		13,120	358,438

	Mining 0.0%‡
	Aleris International, Inc. (e)(f)(g)		13,652	137

	Total Common Stocks (Cost $22,220,860)			20,968,210

	Preferred Stock 0.1%
	Diversified Financial Services 0.1%
	Citigroup Capital XIII 7.875% (a)		40,000	1,058,000

	Total Preferred Stock (Cost $1,000,000)			1,058,000

	Number of Warrants
Warrants 0.3%
Auto Manufacturers 0.3%
General Motors Co.
Strike Price $10.00 Expires 7/10/16 (k)	76,519	1,756,876
Strike Price $18.33 Expires 7/10/19 (k)	40,620	629,610
Total Warrants (Cost $2,232,447)		2,386,486

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $7,167,455 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $7,450,000 and a Market Value of $7,312,391)	$7,167,455	7,167,455
Total Short-Term Investment (Cost $7,167,455)		7,167,455
Total Investments, Before Investments Sold Short (Cost $1,140,868,623) (n)	120.0%	1,094,312,928

Long-Term Bonds Sold Short (27.7%)
Corporate Bonds Sold Short (3.0%)
Apparel (1.1%)
Levi Strauss & Co. 7.625%, due 5/15/20	(9,150,000)	(9,596,062)

Media (0.1%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,253,275)

Oil & Gas (0.7%)
Rice Energy, Inc. 6.25%, due 5/1/22	(6,685,000)	(6,451,025)

Pipelines (1.1%)
Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23	(10,115,000)	(10,367,875)

Total Corporate Bonds Sold Short (Proceeds $27,572,500)		(27,668,237)

U.S. Government Securities Sold Short (24.7%)
United States Treasury Notes
0.375%, due 5/31/16	(198,250,000)	(198,466,886)
0.875%, due 2/28/17	(24,100,000)	(24,280,750)
1.50%, due 12/31/18	(2,500,000)	(2,545,702)
Total U.S. Government Securities Sold Short (Proceeds $224,769,152)		(225,293,338)
Total Long-Term Bonds Sold Short (Proceeds $252,341,652)		(252,961,575)
Total Investments, Net of Investments Sold Short (Cost $888,526,971)	92.3	841,351,353
Other Assets, Less Liabilities	7.7	70,502,640
Net Assets	100.0%	$911,853,993

	Contracts Short	Unrealized Appreciation (Depreciation) (l)
Futures Contracts (0.1%)

United States Treasury Note March 2015 (2 Year) (m)	(1,028)	$(956,934)
Total Futures Contracts (Notional Amount $225,919,064)		$(956,934)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $9,578, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Illiquid security - As of January 31, 2015, the total market value of these securities was $509,320, which represented 0.1% of the Fund's net assets.
(g)	Restricted security.
(h)	Issue in default.
(i)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(j)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(k)	Non-income producing security.
(l)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(m)	As of January 31, 2015, cash in the amount of $612,975 was on deposit with brokers for futures transactions.
(n)	As of January 31, 2015, cost was $1,140,898,901 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$42,253,044
Gross unrealized depreciation	(88,839,017)
Net unrealized depreciation	$(46,585,973)

As of January 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty		Contract Amount Purchased	Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	28,906,000	$34,376,394	$(1,707,998)
Pound Sterling vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	GBP	6,850,000	10,366,178	(49,797)

Foreign Currency Sales Contracts				Contract Amount Sold	Contract Amount Purchased

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	80,902,000	$100,554,799	$9,122,621
Pound Sterling vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	GBP	49,031,000	76,928,904	3,086,206
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$10,451,032

As of January 31, 2015, the Fund held the following centrally cleared credit default swap contract1:

Reference Entity	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Markit iTraxx Europe Crossover Series 22	12/20/2019	Buy	$9,000	(5.00)%	$(716,683)	$(779,385)	$(62,702)

As of January 31, 2015, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	Receive/(Pay) Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]

Staples, Inc. 2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$12,500	(1.00)%	$(765,089)	$204,016	$(561,073)

1.   As of January 31, 2015, cash in the amount of $316,666 was on deposit with a broker for centrally cleared swap agreements.

2.   Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3.   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4.   The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5.   Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at January 31, 2015.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$22,069,840	$—	$22,069,840
Corporate Bonds (b)	—	945,570,033	9,441	945,579,474
Foreign Bonds	—	52,421,375	—	52,421,375
Loan Assignments (c)	—	35,155,546	251,040	35,406,586
Mortgage-Backed Securities	—	7,255,502	—	7,255,502
Total Long-Term Bonds	—	1,062,472,296	260,481	1,062,732,777
Common Stocks (d)	20,968,073	—	137	20,968,210
Preferred Stock	1,058,000	—	—	1,058,000
Warrants	2,386,486	—	—	2,386,486
Short-Term Investment
Repurchase Agreement	—	7,167,455	—	7,167,455
Total Investments in Securities	24,412,559	1,069,639,751	260,618	1,094,312,928
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	12,208,827	—	12,208,827
Total Investments in Securities and Other Financial Instruments	$24,412,559	$1,081,848,578	$260,618	$1,106,521,755

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(27,668,237)	$—	$(27,668,237)
U.S. Government Securities Sold Short	—	(225,293,338)	—	(225,293,338)
Total Long-Term Bonds Sold Short	—	(252,961,575)	—	(252,961,575)
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	(1,757,795)	—	(1,757,795)
Futures Contracts Short (e)	(956,934)	—	—	(956,934)
Credit Default Swap Contracts (e)	—	(623,775)	—	(623,775)
Total Other Financial Instruments	(956,934)	(2,381,570)	—	(3,338,504)
Total Investments in Securities Sold Short and Other Financial Instruments	$(956,934)	$(255,343,145)	$—	$(256,300,079)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $3 and $9,438 are held in Chemicals and Mining, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	Includes $87,758, and $163,282 of Level 3 securities held in Food Services and Real Estate, respectively, which represent Loan Assignments whose values were obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

(d)	The Level 3 security valued at $137 is held in Mining within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Long-Term Bonds
Corporate Bonds
Chemicals	$3	$-	$-	$-	$-	$-		$-	$-	$3	$-
Mining	10,025	-	-	(587)	-	-		-	-	9,438	(587)
Foreign Bonds
Banks	16,674,293	83,916	1,164,843	(2,695,032)	-	(15,228,020)		-	-	-	-
Loan Assignments
Food Service	88,202	363	-	(807)	-	-		-	-	87,758	(807)
Real Estate	163,068	593	10	29	-	(418	)(a)	-	-	163,282	31
Common Stock
Mining	137	-	-	-	-	-		-	-	137	-
Total	$16,935,728	$84,872	$1,164,853	$(2,696,397)	$-	$(15,228,438)		$-	$-	$260,618	$(1,363)

(a) Sales include principal reductions.

As of January 31, 2015, the Fund held the following restricted securities:

Security	Dates of Acquisition	Shares/ Principal Amount	Cost	1/31/15 Value	Percent of Net Assets
Aleris International, Inc.
Common Stock	7/6/10	13,652	$922,364	$137	0.0	%‡
Corporate Bond
6.00%, due 6/1/20	7/6/10	$11,797	8,872	9,438	0.0	‡
Momentive Performance Materials, Inc. (Escrow Claim Shares)
Corporate Bond
10.00%, due 10/15/20	10/28/14	$2,510,000	-	3	0.0	‡
Total			$931,236	$9,578	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay ICAP Equity Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Aerospace & Defense 7.8%
¤	Boeing Co. (The)	336,707	$48,947,097
¤	Honeywell International, Inc.	350,169	34,232,521
			83,179,618
	Auto Components 2.8%
	Johnson Controls, Inc.	650,461	30,226,923

	Automobiles 1.6%
	Ford Motor Co.	1,161,765	17,089,563

	Banks 8.6%
¤	Bank of America Corp.	2,208,357	33,456,609
¤	Citigroup, Inc.	680,550	31,951,822
	PNC Financial Services Group, Inc.	311,079	26,298,619
			91,707,050
	Capital Markets 7.8%
	Ameriprise Financial, Inc.	206,514	25,801,859
¤	Goldman Sachs Group, Inc. (The)	193,558	33,371,335
	Northern Trust Corp.	375,755	24,566,862
			83,740,056
	Chemicals 4.9%
¤	Monsanto Co.	319,008	37,636,564
	Mosaic Co. (The)	313,192	15,249,318
			52,885,882
	Communications Equipment 2.0%
	QUALCOMM, Inc.	348,683	21,778,740

	Containers & Packaging 0.9%
	Owens-Illinois, Inc. (a)	395,476	9,234,365

	Diversified Financial Services 1.6%
	Intercontinental Exchange, Inc.	85,561	17,602,464

	Electric Utilities 2.0%
	Exelon Corp.	584,703	21,072,696

	Energy Equipment & Services 1.3%
	Cameron International Corp. (a)	318,763	14,274,207

	Health Care Equipment & Supplies 2.2%
	Medtronic PLC	332,017	23,706,006

	Health Care Providers & Services 4.4%
	Express Scripts Holding Co. (a)	326,697	26,367,715
	UnitedHealth Group, Inc.	198,947	21,138,119
			47,505,834
	Hotels, Restaurants & Leisure 2.2%
	Las Vegas Sands Corp.	429,500	23,351,915

	Household Durables 1.2%
	Mohawk Industries, Inc. (a)	75,277	12,423,716

	Industrial Conglomerates 4.2%
¤	General Electric Co.	1,898,817	45,362,738

	Internet Software & Services 2.8%
	Google, Inc. Class C (a)	55,300	29,558,956

	Machinery 1.8%
	Pentair PLC	310,900	19,216,729

	Media 11.9%
¤	Comcast Corp. Class A	895,013	47,565,466
	Liberty Media Corp. Class C (a)	340,663	11,623,421
	Omnicom Group, Inc.	351,225	25,569,180
	Time, Inc.	456,540	11,431,762
	Viacom, Inc. Class B	481,052	30,989,370
			127,179,199
	Oil, Gas & Consumable Fuels 3.6%
¤	Occidental Petroleum Corp.	484,631	38,770,480

	Pharmaceuticals 7.4%
	Actavis PLC (a)	87,950	23,442,193
¤	Pfizer, Inc.	1,087,995	33,999,844
	Valeant Pharmaceuticals International, Inc. (a)	138,154	22,100,495
			79,542,532
	Real Estate Investment Trusts 2.7%
	American Tower Corp.	117,126	11,355,366
	Crown Castle International Corp.	201,300	17,414,463
			28,769,829
	Semiconductors & Semiconductor Equipment 5.3%
	ASML Holding N.V., NY Registered	172,711	17,951,581
	Broadcom Corp. Class A	395,744	16,793,397
	Texas Instruments, Inc.	414,646	22,162,829
			56,907,807
	Software 2.4%
	Oracle Corp.	622,988	26,096,967

	Technology Hardware, Storage & Peripherals 1.8%
	NetApp, Inc.	501,230	18,946,494

	Wireless Telecommunication Services 2.6%
	Vodafone Group PLC, Sponsored ADR	786,520	27,630,447

	Total Common Stocks (Cost $895,087,667)		1,047,761,213

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $24,662,719 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $25,335,000 and a Market Value of $25,156,211)	$24,662,719	24,662,719

	Total Short-Term Investment (Cost $24,662,719)		24,662,719
	Total Investments (Cost $919,750,386) (b)	100.1%	1,072,423,932
	Other Assets, Less Liabilities	(0.1)	(951,955)
	Net Assets	100.0%	$1,071,471,977

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $926,580,549 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$172,189,250
Gross unrealized depreciation	(26,345,867)
Net unrealized appreciation	$145,843,383

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,047,761,213	$—	$—	$1,047,761,213
Short-Term Investment
Repurchase Agreement	—	24,662,719	—	24,662,719
Total Investments in Securities	$1,047,761,213	$24,662,719	$—	$1,072,423,932

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Global Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.7% †
	France 3.6%
	Total S.A. (Oil, Gas & Consumable Fuels)	26,550	$1,365,068
	Vallourec S.A. (Machinery)	45,150	988,247
			2,353,315
	Germany 9.4%
	Deutsche Bank A.G. (Capital Markets)	33,000	962,081
¤	E.ON S.E. (Multi-Utilities)	100,900	1,564,883
¤	Merck KGaA (Pharmaceuticals)	15,800	1,583,828
	SAP S.E. (Software)	18,600	1,216,101
	Siemens A.G. (Industrial Conglomerates)	7,600	798,684
			6,125,577
	Hong Kong 1.6%
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	210,400	1,029,976

	Japan 10.4%
	Bridgestone Corp. (Auto Components)	26,150	1,055,086
	Daiwa Securities Group, Inc. (Capital Markets)	110,000	807,928
	JFE Holdings, Inc. (Metals & Mining)	35,700	793,924
	Mitsubishi Corp. (Trading Companies & Distributors)	61,600	1,084,806
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	74,600	1,514,171
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	25,550	1,527,387
			6,783,302
	Mexico 0.9%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	18,850	614,699

	Netherlands 5.4%
	Akzo Nobel N.V. (Chemicals)	18,452	1,336,950
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	10,350	1,090,956
	ING Groep N.V. (Banks) (a)	88,100	1,107,029
			3,534,935
	Panama 0.8%
	Copa Holdings S.A. Class A (Airlines)	5,000	537,550

	Republic of Korea 2.3%
	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	2,425	1,496,225

	Sweden 1.3%
	Svenska Cellulosa AB Class B (Household Products)	36,600	885,562

	Switzerland 9.0%
	ABB, Ltd. (Electrical Equipment) (a)	69,450	1,339,533
	Holcim, Ltd. (Construction Materials) (a)	13,100	919,511
	Julius Baer Group, Ltd. (Capital Markets) (a)	34,850	1,427,097
	Novartis A.G. (Pharmaceuticals)	13,250	1,300,901
	Syngenta A.G. (Chemicals)	2,650	863,516
			5,850,558
	Thailand 0.4%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	112,900	278,542

	United Kingdom 7.2%
	Lloyds Banking Group PLC (Banks) (a)	1,002,000	1,113,045
	Pearson PLC (Media)	50,850	1,034,735
	Pentair PLC (Machinery)	14,150	874,611
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	47,413	1,665,619
			4,688,010
	United States 45.4%
	Actavis PLC (Pharmaceuticals) (a)	4,700	1,252,738
	Ameriprise Financial, Inc. (Capital Markets)	8,300	1,037,002
¤	Bank of America Corp. (Banks)	105,250	1,594,537
¤	Boeing Co. (The) (Aerospace & Defense)	12,950	1,882,541
	Cameron International Corp. (Energy Equipment & Services) (a)	16,000	716,480
¤	Citigroup, Inc. (Banks)	33,700	1,582,215
¤	Comcast Corp. Class A (Media)	32,700	1,737,841
	Exelon Corp. (Electric Utilities)	30,150	1,086,606
	Express Scripts Holding Co. (Health Care Providers & Services) (a)	12,450	1,004,840
	General Electric Co. (Industrial Conglomerates)	59,450	1,420,260
	Goldman Sachs Group, Inc. (The) (Capital Markets)	8,500	1,465,485
	Johnson Controls, Inc. (Auto Components)	23,150	1,075,781
	Medtronic PLC (Health Care Equipment & Supplies)	20,400	1,456,560
¤	Monsanto Co. (Chemicals)	14,050	1,657,619
	Mosaic Co. (The) (Chemicals)	19,500	949,455
	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	24,000	907,200
	Northern Trust Corp. (Capital Markets)	15,250	997,045
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	17,950	1,436,000
	Oracle Corp. (Software)	27,600	1,156,164
	Pfizer, Inc. (Pharmaceuticals)	37,450	1,170,313
	QUALCOMM, Inc. (Communications Equipment)	14,200	886,932
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	14,950	799,078
	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	6,550	1,047,804
	Viacom, Inc. Class B (Media)	19,800	1,275,516
			29,596,012
	Total Common Stocks (Cost $60,680,378)		63,774,263

		Principal Amount
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	United States 2.0%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,302,688 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 11/2/22, with a Principal Amount of $1,355,000 and a Market Value of $1,329,972) (Capital Markets)	$1,302,688	1,302,688

	Total Short-Term Investment (Cost $1,302,688)		1,302,688
	Total Investments (Cost $61,983,066) (b)	99.7%	65,076,951
	Other Assets, Less Liabilities	0.3	163,844
	Net Assets	100.0%	$65,240,795

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $62,073,224 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,844,898
Gross unrealized depreciation	(3,841,171)
Net unrealized appreciation	$3,003,727

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$63,774,263	$—	$—	$63,774,263
Short-Term Investment
Repurchase Agreement	—	1,302,688	—	1,302,688
Total Investments in Securities	$63,774,263	$1,302,688	$—	$65,076,951

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015 and October 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP International Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.0% †
	France 6.5%
	Sodexo (Hotels, Restaurants & Leisure)	352,450	$35,099,393
¤	Total S.A. (Oil, Gas & Consumable Fuels)	1,243,750	63,947,388
	Vallourec S.A. (Machinery)	1,256,089	27,493,394
			126,540,175
	Germany 19.1%
	Daimler A.G. Registered (Automobiles)	581,500	52,882,991
	Deutsche Bank A.G. (Capital Markets)	1,641,150	47,846,073
¤	E.ON S.E. (Multi-Utilities)	5,237,750	81,233,551
	Merck KGaA (Pharmaceuticals)	526,040	52,731,445
	SAP S.E. (Software)	762,200	49,833,994
	Siemens A.G. (Industrial Conglomerates)	372,800	39,177,541
	ThyssenKrupp A.G. (Metals & Mining) (a)	1,874,880	48,918,793
			372,624,388
	Hong Kong 2.2%
	Sands China, Ltd. (Hotels, Restaurants & Leisure)	8,602,600	42,112,492

	Italy 1.1%
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	1,329,250	22,380,576

	Japan 20.7%
¤	Bridgestone Corp. (Auto Components)	1,717,050	69,278,574
	Daiwa Securities Group, Inc. (Capital Markets)	6,313,800	46,373,606
	JFE Holdings, Inc. (Metals & Mining)	1,041,400	23,159,466
¤	Mitsubishi Corp. (Trading Companies & Distributors)	3,658,950	64,435,907
¤	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	3,259,750	66,163,792
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	1,394,750	83,378,566
	Tokio Marine Holdings, Inc. (Insurance)	1,419,550	50,046,300
			402,836,211
	Mexico 1.0%
	Grupo Televisa S.A.B., Sponsored ADR (Media)	573,650	18,706,727

	Netherlands 9.8%
¤	Akzo Nobel N.V. (Chemicals)	891,661	64,605,815
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	465,300	49,045,584
	ING Groep N.V. (Banks) (a)	4,338,050	54,510,186
	NN Group N.V. (Insurance) (a)	839,100	22,870,167
			191,031,752
	Panama 1.1%
	Copa Holdings S.A. Class A (Airlines)	195,300	20,996,703

	Republic of Korea 2.6%
	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	83,926	51,782,342

	Singapore 2.2%
	DBS Group Holdings, Ltd. (Banks)	2,896,900	42,378,512

	Sweden 2.7%
	Svenska Cellulosa AB Class B (Household Products)	2,189,150	52,968,001

	Switzerland 13.7%
	ABB, Ltd. (Electrical Equipment) (a)	3,151,800	60,791,089
	Holcim, Ltd. (Construction Materials) (a)	712,250	49,994,024
	Julius Baer Group, Ltd. (Capital Markets) (a)	1,432,150	58,646,090
¤	Novartis A.G. (Pharmaceuticals)	667,300	65,516,331
	Syngenta A.G. (Chemicals)	97,700	31,836,027
			266,783,561
	Thailand 0.4%
	Intouch Holdings PCL, NVDR (Wireless Telecommunication Services)	3,262,700	8,049,588

	United Kingdom 13.9%
	AstraZeneca PLC (Pharmaceuticals)	422,300	30,168,738
¤	Lloyds Banking Group PLC (Banks) (a)	56,584,050	62,854,879
	Pearson PLC (Media)	2,903,000	59,072,497
¤	Vodafone Group PLC, Sponsored ADR (Wireless Telecommunication Services)	2,041,554	71,719,792
	WPP PLC (Media)	2,114,850	46,697,806
			270,513,712
	United States 2.0%
	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) (a)	247,200	39,544,584

	Total Common Stocks (Cost $1,861,465,152)		1,929,249,324

		Principal Amount
	Short-Term Investment 0.7%
	Repurchase Agreement 0.7%
	United States 0.7%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $14,195,619 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $14,795,000 and a Market Value of $14,480,887) (Capital Markets)	$14,195,619	14,195,619

	Total Short-Term Investment (Cost $14,195,619)		14,195,619
	Total Investments (Cost $1,875,660,771) (b)	99.7%	1,943,444,943
	Other Assets, Less Liabilities	0.3	5,625,737
	Net Assets	100.0%	$1,949,070,680

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $1,887,775,965 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$179,257,134
Gross unrealized depreciation	(123,588,156)
Net unrealized appreciation	$55,668,978

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,929,249,324	$—	$—	$1,929,249,324
Short-Term Investment
Repurchase Agreement	—	14,195,619	—	14,195,619
Total Investments in Securities	$1,929,249,324	$14,195,619	$—	$1,943,444,943

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015 and October 31, 2014, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay ICAP Select Equity Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Aerospace & Defense 6.0%
¤	Boeing Co. (The)	1,829,850	$266,005,294

	Auto Components 3.6%
	Johnson Controls, Inc.	3,454,925	160,550,365

	Banks 8.1%
¤	Bank of America Corp.	12,975,400	196,577,310
¤	Citigroup, Inc.	3,450,757	162,013,041
			358,590,351
	Capital Markets 10.2%
	Ameriprise Financial, Inc.	1,114,300	139,220,642
¤	Goldman Sachs Group, Inc. (The)	960,650	165,625,667
	Northern Trust Corp.	2,266,811	148,204,103
			453,050,412
	Chemicals 5.9%
¤	Monsanto Co.	1,581,353	186,568,027
	Mosaic Co. (The)	1,573,150	76,596,673
			263,164,700
	Communications Equipment 2.4%
	QUALCOMM, Inc.	1,690,600	105,594,876

	Electric Utilities 2.3%
	Exelon Corp.	2,878,650	103,746,546

	Energy Equipment & Services 1.5%
	Cameron International Corp. (a)	1,469,350	65,797,493

	Health Care Equipment & Supplies 4.3%
¤	Medtronic PLC	2,699,253	192,726,664

	Health Care Providers & Services 5.3%
	Express Scripts Holding Co. (a)	1,507,600	121,678,396
	UnitedHealth Group, Inc.	1,076,600	114,388,750
			236,067,146
	Hotels, Restaurants & Leisure 2.3%
	Las Vegas Sands Corp.	1,862,650	101,272,281

	Industrial Conglomerates 5.9%
¤	General Electric Co.	11,012,015	263,077,038

	Internet Software & Services 3.5%
	Google, Inc. Class C (a)	292,500	156,347,100

	Machinery 2.3%
	Pentair PLC	1,632,650	100,914,097

	Media 10.9%
¤	Comcast Corp. Class A	4,763,150	253,137,607
	Liberty Media Corp. Class C (a)	2,163,050	73,803,266
	Viacom, Inc. Class B	2,436,194	156,939,617
			483,880,490
	Oil, Gas & Consumable Fuels 4.1%
¤	Occidental Petroleum Corp.	2,258,650	180,692,000

	Pharmaceuticals 9.5%
	Actavis PLC (a)	448,850	119,636,479
¤	Pfizer, Inc.	6,000,553	187,517,281
	Valeant Pharmaceuticals International, Inc. (a)	728,250	116,498,153
			423,651,913
	Semiconductors & Semiconductor Equipment 4.4%
	ASML Holding N.V., NY Registered	802,950	83,458,623
	Texas Instruments, Inc.	2,089,350	111,675,757
			195,134,380
	Software 3.3%
	Oracle Corp.	3,555,950	148,958,746

	Technology Hardware, Storage & Peripherals 2.1%
	NetApp, Inc.	2,542,700	96,114,060

	Total Common Stocks (Cost $3,775,058,453)		4,355,335,952

		Principal Amount
	Short-Term Investment 3.1%
	Repurchase Agreement 3.1%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $137,316,801 (Collateralized by Government Agency securities with rates between 2.00% and 2.12%, and maturity dates between 11/7/22 and 1/30/23, with a Principal Amount of $142,375,000 and a Market Value of $140,065,469)	$137,316,801	137,316,801

	Total Short-Term Investment (Cost $137,316,801)		137,316,801
	Total Investments (Cost $3,912,375,254) (b)	101.0%	4,492,652,753
	Other Assets, Less Liabilities	(1.0)	(45,980,967)
	Net Assets	100.0%	$4,446,671,786

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $3,932,969,490 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$669,600,598
Gross unrealized depreciation	(109,917,335)
Net unrealized appreciation	$559,683,263

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$4,355,335,952	$—	$—	$4,355,335,952
Short-Term Investment
Repurchase Agreement	—	137,316,801	—	137,316,801
Total Investments in Securities	$4,355,335,952	$137,316,801	$—	$4,492,652,753

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 99.2%†
	Asset-Backed Securities 0.9%
	Airlines 0.0%‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.256%, due 9/15/21	$41,343	$45,581

	Auto Floor Plan 0.2%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A2 0.717%, due 6/15/20 (a)	600,000	603,294

	Automobile 0.5%
	Ally Auto Receivables Trust Series 2014-3, Class A3 1.28%, due 6/17/19	800,000	802,756
	Chesapeake Funding LLC Series 2013-1A, Class A 0.618%, due 1/7/25 (a)(b)	710,913	710,329
			1,513,085
	Home Equity 0.1%
	Equity One ABS, Inc. Series 2003-4, Class AF6 5.224%, due 10/25/34 (c)	77,561	79,051
	RAMP Trust Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (c)	31,501	32,530
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.363%, due 6/25/33 (c)	96,707	99,951
			211,532
	Other ABS 0.1%
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF3 5.394%, due 3/25/47 (c)	500,000	380,669

	Total Asset-Backed Securities (Cost $2,855,708)		2,754,161

	Corporate Bonds 26.1%
	Aerospace & Defense 0.4%
	General Dynamics Corp. 3.60%, due 11/15/42	250,000	258,583
	L-3 Communications Corp. 5.20%, due 10/15/19	100,000	111,980
	Lockheed Martin Corp. 4.85%, due 9/15/41	100,000	122,152
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	112,971
	United Technologies Corp.
	3.10%, due 6/1/22	300,000	315,476
	4.50%, due 4/15/20	200,000	225,916
	4.50%, due 6/1/42	100,000	116,033
			1,263,111
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 4.535%, due 3/26/42	216,000	253,676

	Apparel 0.0%‡
	VF Corp. 6.45%, due 11/1/37	50,000	71,842

	Auto Manufacturers 0.1%
	Daimler Finance N.A. LLC 8.50%, due 1/18/31	150,000	241,081

	Auto Parts & Equipment 0.0%‡
	Johnson Controls, Inc.
	5.50%, due 1/15/16	50,000	52,240
	6.00%, due 1/15/36	50,000	64,130
			116,370
	Banks 5.5%
¤	Bank of America Corp.
	2.00%, due 1/11/18	575,000	578,639
	5.00%, due 1/21/44	250,000	296,229
	5.25%, due 12/1/15	200,000	206,734
	5.42%, due 3/15/17	900,000	968,331
	5.70%, due 1/24/22	325,000	382,342
	Bank of Nova Scotia 2.05%, due 6/5/19	250,000	252,788
	Barclays Bank PLC 2.50%, due 2/20/19	500,000	515,640
	BNP Paribas S.A. 3.25%, due 3/3/23	250,000	262,152
	Capital One Financial Corp. 5.25%, due 2/21/17	100,000	107,931
	Citigroup, Inc.
	4.50%, due 1/14/22	200,000	223,996
	4.875%, due 5/7/15	350,000	353,747
	5.875%, due 2/22/33	450,000	529,868
	6.125%, due 11/21/17	500,000	561,269
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
	4.50%, due 1/11/21	300,000	337,106
	5.75%, due 12/1/43	250,000	316,055
	Credit Suisse 3.625%, due 9/9/24	250,000	262,632
	Deutsche Bank A.G. 6.00%, due 9/1/17	325,000	361,976
	Fifth Third Bank 4.75%, due 2/1/15	250,000	250,000
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23	150,000	156,387
	4.80%, due 7/8/44	250,000	283,368
	5.95%, due 1/18/18	500,000	559,956
	6.00%, due 6/15/20	900,000	1,060,571
	6.25%, due 9/1/17	200,000	222,828
	JPMorgan Chase & Co.
	4.40%, due 7/22/20	750,000	830,005
	4.85%, due 2/1/44	250,000	294,630
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	400,000	444,730
	Korea Development Bank (The)
	3.50%, due 8/22/17	500,000	522,379
	4.375%, due 8/10/15	300,000	305,474
	Kreditanstalt fuer Wiederaufbau
	4.50%, due 7/16/18	850,000	947,275
	Series G 4.875%, due 1/17/17	850,000	919,766
	Landwirtschaftliche Rentenbank 5.125%, due 2/1/17	475,000	517,150
	Morgan Stanley
	5.50%, due 7/24/20	1,000,000	1,150,804
	6.25%, due 8/28/17	300,000	334,144
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	108,169
	PNC Bank N.A. 5.25%, due 1/15/17	175,000	188,741
	PNC Funding Corp. 5.125%, due 2/8/20	100,000	114,310
	Royal Bank of Scotland PLC (The) 4.375%, due 3/16/16	200,000	207,498
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	112,689
	SunTrust Banks, Inc. 5.40%, due 4/1/20	15,000	16,534
	UBS A.G.
	5.875%, due 7/15/16	125,000	133,667
	5.875%, due 12/20/17	200,000	224,069
	7.75%, due 9/1/26	100,000	135,645
	Wachovia Bank N.A. 5.60%, due 3/15/16	200,000	211,615
	Wachovia Corp. 5.50%, due 8/1/35	125,000	151,537
	Wells Fargo & Co.
	4.48%, due 1/16/24	103,000	113,192
	4.60%, due 4/1/21	250,000	283,274
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	201,846
			17,519,688
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc. 3.75%, due 7/15/42	200,000	198,789
	Beam, Inc. 5.375%, due 1/15/16	18,000	18,740
	Brown-Forman Corp. 3.75%, due 1/15/43	50,000	52,233
	Coca-Cola Co. (The) 3.15%, due 11/15/20	275,000	295,269
	Diageo Capital PLC 2.625%, due 4/29/23	350,000	352,723
	Pepsi Bottling Group, Inc. (The) 7.00%, due 3/1/29	60,000	86,315
	PepsiCo., Inc. 5.00%, due 6/1/18	500,000	557,964
			1,562,033
	Biotechnology 0.3%
	Amgen, Inc.
	3.45%, due 10/1/20	150,000	159,253
	5.85%, due 6/1/17	150,000	165,577
	6.40%, due 2/1/39	100,000	134,061
	Celgene Corp. 3.625%, due 5/15/24	250,000	264,114
	Gilead Sciences, Inc. 3.70%, due 4/1/24	325,000	353,817
			1,076,822
	Building Materials 0.1%
	CRH America, Inc.
	4.125%, due 1/15/16	100,000	102,758
	6.00%, due 9/30/16	100,000	107,431
	Lafarge S.A.
	6.50%, due 7/15/16	50,000	53,000
	7.125%, due 7/15/36	50,000	59,500
			322,689
	Chemicals 0.4%
	Dow Chemical Co. (The) 4.125%, due 11/15/21	350,000	381,069
	E.I. du Pont de Nemours & Co. 3.625%, due 1/15/21	100,000	107,374
	Eastman Chemical Co. 4.50%, due 1/15/21	50,000	54,465
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	211,310
	Monsanto Co. 4.40%, due 7/15/44	250,000	277,104
	Potash Corporation of Saskatchewan, Inc. 4.875%, due 3/30/20	150,000	169,832
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	144,852
			1,346,006
	Commercial Services 0.0%‡
	R.R. Donnelley & Sons Co. 5.50%, due 5/15/15	3,000	3,030
	Western Union Co. (The) 5.93%, due 10/1/16	130,000	139,628
			142,658
	Computers 0.3%
	Apple, Inc. 4.45%, due 5/6/44	250,000	296,299
	Hewlett-Packard Co.
	2.20%, due 12/1/15	150,000	151,604
	4.375%, due 9/15/21	150,000	163,731
	International Business Machines Corp. 5.70%, due 9/14/17	250,000	280,067
			891,701
	Diversified Financial Services 0.6%
	General Electric Capital Corp.
	5.875%, due 1/14/38	625,000	828,657
	Series A 6.75%, due 3/15/32	650,000	916,532
			1,745,189
	Electric 2.5%
	Appalachian Power Co. Series H 5.95%, due 5/15/33	100,000	131,480
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	147,683
	Commonwealth Edison Co. 6.15%, due 9/15/17	150,000	168,777
	Consolidated Edison Company of New York, Inc. 6.30%, due 8/15/37	275,000	388,101
	Constellation Energy Group, Inc. 7.60%, due 4/1/32	100,000	146,547
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	266,322
	Duke Energy Florida, Inc. 6.35%, due 9/15/37	200,000	292,742
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	273,690
	FirstEnergy Corp. Series C 7.375%, due 11/15/31	200,000	262,004
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (b)	150,000	159,986
	Florida Power & Light Co.
	3.80%, due 12/15/42	300,000	329,759
	5.55%, due 11/1/17	100,000	111,467
	Georgia Power Co. 4.75%, due 9/1/40	250,000	300,587
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	41,893
	Nevada Power Co. 6.50%, due 8/1/18	150,000	174,955
	NextEra Energy Capital Holdings, Inc. 2.60%, due 9/1/15	300,000	303,394
	Nisource Finance Corp. 4.80%, due 2/15/44	175,000	208,726
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	207,943
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	130,814
	Pacific Gas & Electric Co.
	3.25%, due 9/15/21	175,000	185,018
	5.625%, due 11/30/17	500,000	557,214
	PacifiCorp 6.25%, due 10/15/37	350,000	500,170
	Peco Energy Co. 5.95%, due 10/1/36	150,000	211,725
	Pepco Holdings, Inc. 2.70%, due 10/1/15	200,000	202,214
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	209,778
	Progress Energy, Inc. 5.625%, due 1/15/16	125,000	130,693
	PSEG Power LLC
	5.125%, due 4/15/20	80,000	90,716
	8.625%, due 4/15/31	50,000	75,377
	Public Service Electric & Gas Co. Series D 5.25%, due 7/1/35	100,000	133,623
	Puget Sound Energy, Inc. 6.274%, due 3/15/37	100,000	144,308
	San Diego Gas & Electric Co. 5.35%, due 5/15/35	175,000	228,475
	Scottish Power, Ltd. 5.375%, due 3/15/15	100,000	100,490
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	136,973
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	207,357
	Union Electric Co. 5.40%, due 2/1/16	100,000	104,853
	Virginia Electric and Power Co.
	6.00%, due 1/15/36	100,000	137,706
	6.00%, due 5/15/37	175,000	244,462
	Wisconsin Electric Power Co. 3.65%, due 12/15/42	250,000	267,013
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	216,945
			8,131,980
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	168,191

	Electronics 0.2%
	Honeywell International, Inc. 5.70%, due 3/15/37	100,000	136,487
	Koninklijke Philips Electronics N.V. 6.875%, due 3/11/38	100,000	143,940
	Thermo Fisher Scientific, Inc. 1.85%, due 1/15/18	500,000	503,185
			783,612
	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	197,415
	Waste Management, Inc.
	2.60%, due 9/1/16	100,000	102,494
	7.75%, due 5/15/32	75,000	113,826
			413,735
	Finance - Auto Loans 0.5%
	Ford Motor Credit Co. LLC
	4.25%, due 2/3/17	950,000	1,000,635
	4.375%, due 8/6/23	200,000	220,517
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	214,936
			1,436,088
	Finance - Consumer Loans 0.6%
	HSBC Finance Corp. 6.676%, due 1/15/21	1,000,000	1,211,799
	SLM Corp. 5.625%, due 8/1/33	250,000	201,250
	Springleaf Finance Corp. Series I 5.40%, due 12/1/15	350,000	357,000
			1,770,049
	Finance - Credit Card 0.2%
	American Express Co. 6.15%, due 8/28/17	625,000	699,180

	Finance - Investment Banker/Broker 0.2%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18	400,000	463,246
	Merrill Lynch & Co., Inc. 5.70%, due 5/2/17	100,000	108,584
			571,830
	Finance - Other Services 0.0%‡
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	115,733

	Food 0.6%
	ConAgra Foods, Inc. 7.00%, due 10/1/28	100,000	131,085
	General Mills, Inc. 5.70%, due 2/15/17	300,000	327,348
	Hershey Co. (The) 5.45%, due 9/1/16	100,000	107,492
	Ingredion, Inc. 4.625%, due 11/1/20	50,000	55,125
	Kellogg Co. Series B 7.45%, due 4/1/31	75,000	101,191
	Kraft Foods Group, Inc.
	3.50%, due 6/6/22	200,000	209,637
	6.125%, due 8/23/18	332,000	376,932
	Kroger Co. (The) 6.40%, due 8/15/17	225,000	252,095
	Mondelez International, Inc. 4.00%, due 2/1/24	300,000	325,581
	Safeway, Inc. 5.00%, due 8/15/19	90,000	92,116
			1,978,602
	Forest Products & Paper 0.1%
	Celulosa Arauco y Constitucion S.A. 5.625%, due 4/20/15	50,000	50,434
	International Paper Co.
	4.75%, due 2/15/22	100,000	111,613
	5.25%, due 4/1/16	150,000	157,018
			319,065
	Health Care - Products 0.6%
	Baxter International, Inc. 5.90%, due 9/1/16	100,000	107,785
	Becton Dickinson and Co.
	3.125%, due 11/8/21	100,000	103,162
	4.685%, due 12/15/44	500,000	566,765
	Covidien International Finance S.A. 6.00%, due 10/15/17	150,000	168,452
	Medtronic, Inc.
	2.75%, due 4/1/23	250,000	253,659
	4.625%, due 3/15/45 (b)	500,000	576,519
			1,776,342
	Health Care - Services 0.5%
	Aetna, Inc. 4.125%, due 6/1/21	175,000	192,706
	Anthem, Inc. 5.95%, due 12/15/34	250,000	327,970
	CIGNA Corp. 5.125%, due 6/15/20	150,000	170,685
	Laboratory Corporation of America Holdings 4.625%, due 11/15/20	100,000	110,340
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	110,048
	UnitedHealth Group, Inc.
	2.875%, due 3/15/22	200,000	208,045
	6.00%, due 6/15/17	330,000	367,295
			1,487,089
	Household Products & Wares 0.0%‡
	Kimberly-Clark Corp. 6.375%, due 1/1/28	100,000	131,636

	Insurance 0.9%
	ACE INA Holdings, Inc. 5.70%, due 2/15/17	60,000	65,564
	AEGON Funding Co. LLC 5.75%, due 12/15/20	100,000	117,137
	Allstate Corp. (The) 4.50%, due 6/15/43	250,000	298,991
	American International Group, Inc.
	5.85%, due 1/16/18	300,000	338,428
	6.25%, due 5/1/36	200,000	267,250
	AXA S.A. 8.60%, due 12/15/30	105,000	143,062
	Berkshire Hathaway, Inc. 3.00%, due 2/11/23	250,000	259,964
	Chubb Corp. (The) 5.75%, due 5/15/18	100,000	113,940
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	173,273
	Lincoln National Corp. 4.85%, due 6/24/21	25,000	28,179
	Loews Corp. 4.125%, due 5/15/43	125,000	128,225
	MetLife, Inc.
	4.75%, due 2/8/21	200,000	228,310
	5.70%, due 6/15/35	100,000	132,443
	Nationwide Financial Services, Inc. 5.10%, due 10/1/15	25,000	25,760
	Principal Financial Group, Inc. 6.05%, due 10/15/36	100,000	131,178
	Progressive Corp. (The) 6.25%, due 12/1/32	50,000	68,072
	Prudential Financial, Inc. 5.70%, due 12/14/36	200,000	253,459
	Travelers Cos., Inc. (The) 6.75%, due 6/20/36	75,000	110,658
			2,883,893
	Internet 0.0%‡
	Symantec Corp. 2.75%, due 9/15/15	50,000	50,532

	Iron & Steel 0.4%
	ArcelorMittal 6.125%, due 6/1/18	300,000	318,750
	Nucor Corp. 4.125%, due 9/15/22	50,000	54,515
	Vale Overseas, Ltd.
	4.375%, due 1/11/22	100,000	95,078
	6.25%, due 1/23/17	600,000	638,172
			1,106,515
	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.803%, due 8/15/42	342,000	352,510

	Machinery - Diversified 0.1%
	Deere & Co.
	4.375%, due 10/16/19	100,000	111,069
	7.125%, due 3/3/31	125,000	182,198
			293,267
	Media 1.4%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	175,000	237,804
	CBS Corp. 4.85%, due 7/1/42	100,000	108,455
	Comcast Corp.
	5.65%, due 6/15/35	325,000	426,105
	6.45%, due 3/15/37	250,000	351,279
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	5.15%, due 3/15/42	250,000	271,146
	5.20%, due 3/15/20	250,000	283,217
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	134,067
	Historic TW, Inc. 6.625%, due 5/15/29	250,000	328,258
	NBC Universal Media LLC 5.15%, due 4/30/20	300,000	346,911
	News America, Inc.
	4.50%, due 2/15/21	100,000	112,134
	7.25%, due 5/18/18	100,000	117,895
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	132,139
	Time Warner Cable, Inc.
	5.00%, due 2/1/20	250,000	281,517
	6.55%, due 5/1/37	275,000	361,330
	Time Warner, Inc. 7.625%, due 4/15/31	375,000	542,936
	Viacom, Inc. 4.375%, due 3/15/43	354,000	343,908
			4,379,101
	Metal Fabricate & Hardware 0.0%‡
	Precision Castparts Corp. 3.90%, due 1/15/43	125,000	135,029

	Mining 0.6%
	Alcoa, Inc.
	5.72%, due 2/23/19	287,000	320,392
	5.95%, due 2/1/37	100,000	107,627
	Barrick Australia Finance Property, Ltd. 5.95%, due 10/15/39	150,000	153,804
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	234,465
	Freeport-McMoRan, Inc.
	3.875%, due 3/15/23	150,000	134,397
	5.45%, due 3/15/43	150,000	125,640
	Goldcorp, Inc. 2.125%, due 3/15/18	100,000	100,171
	Newmont Mining Corp. 5.125%, due 10/1/19	150,000	163,542
	Rio Tinto Alcan, Inc. 5.75%, due 6/1/35	50,000	60,633
	Rio Tinto Finance USA PLC 3.50%, due 3/22/22	400,000	412,370
	Teck Resources, Ltd. 3.75%, due 2/1/23	250,000	215,713
			2,028,754
	Miscellaneous - Manufacturing 0.1%
	Cooper U.S., Inc. 2.375%, due 1/15/16	125,000	127,034
	Danaher Corp.
	3.90%, due 6/23/21	50,000	55,299
	5.625%, due 1/15/18	100,000	112,400
	Dover Corp. 5.45%, due 3/15/18	100,000	112,156
			406,889
	Multi-National 0.2%
	European Investment Bank 2.875%, due 9/15/20	300,000	323,050
	International Bank for Reconstruction & Development (zero coupon), due 3/11/31	504,000	322,127
			645,177
	Office & Business Equipment 0.1%
	Xerox Corp.
	6.35%, due 5/15/18	100,000	113,870
	6.40%, due 3/15/16	160,000	169,673
			283,543
	Oil & Gas 1.7%
	Anadarko Petroleum Corp.
	5.95%, due 9/15/16	475,000	507,977
	6.45%, due 9/15/36	150,000	191,231
	Apache Corp.
	3.625%, due 2/1/21	250,000	260,863
	4.75%, due 4/15/43	100,000	100,677
	BP Capital Markets PLC 4.50%, due 10/1/20	250,000	276,759
	Burlington Resources, Inc. 7.375%, due 3/1/29	104,000	141,297
	Cenovus Energy, Inc. 6.75%, due 11/15/39	100,000	110,558
	Chevron Corp. 4.95%, due 3/3/19	125,000	142,105
	Devon Energy Corp.
	4.00%, due 7/15/21	200,000	211,454
	7.95%, due 4/15/32	50,000	70,379
	Encana Corp. 6.50%, due 2/1/38	125,000	136,108
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	218,503
	Hess Corp. 7.30%, due 8/15/31	100,000	125,591
	Marathon Oil Corp. 6.80%, due 3/15/32	100,000	125,100
	Marathon Petroleum Corp.
	3.50%, due 3/1/16	50,000	51,222
	5.125%, due 3/1/21	100,000	112,717
	Occidental Petroleum Corp. 3.125%, due 2/15/22	175,000	178,933
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	500,000	573,650
	Petrobras International Finance Co. 5.875%, due 3/1/18	475,000	456,470
	Phillips 66 5.875%, due 5/1/42	200,000	237,416
	Shell International Finance B.V. 5.50%, due 3/25/40	275,000	365,030
	Total Capital International S.A. 1.55%, due 6/28/17	250,000	252,656
	Total Capital S.A. 2.30%, due 3/15/16	200,000	203,948
	Transocean, Inc.
	6.00%, due 3/15/18	175,000	159,250
	7.375%, due 4/15/18	100,000	93,438
	Valero Energy Corp.
	6.625%, due 6/15/37	100,000	120,872
	7.50%, due 4/15/32	100,000	128,392
			5,552,596
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	200,000	232,991
	Halliburton Co. 6.15%, due 9/15/19	250,000	295,971
	Weatherford International LLC 6.35%, due 6/15/17	225,000	227,430
			756,392
	Pharmaceuticals 1.0%
	AbbVie, Inc. 4.40%, due 11/6/42	200,000	218,266
	Actavis Funding SCS 3.85%, due 6/15/24	250,000	256,001
	Allergan, Inc. 5.75%, due 4/1/16	50,000	52,686
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	140,428
	Bristol-Myers Squibb Co.
	5.875%, due 11/15/36	75,000	101,213
	7.15%, due 6/15/23	50,000	67,237
	Eli Lilly & Co. 7.125%, due 6/1/25	175,000	239,999
	Express Scripts Holding Co. 6.125%, due 11/15/41	150,000	198,627
	GlaxoSmithKline Capital, Inc. 6.375%, due 5/15/38	125,000	174,057
	Johnson & Johnson 6.95%, due 9/1/29	100,000	150,545
	McKesson Corp.
	4.883%, due 3/15/44	250,000	295,726
	5.70%, due 3/1/17	50,000	54,570
	Merck & Co., Inc. 4.15%, due 5/18/43	200,000	227,483
	Merck Sharp & Dohme Corp.
	4.75%, due 3/1/15	100,000	100,333
	5.00%, due 6/30/19	250,000	286,976
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	225,000	257,327
	Teva Pharmaceutical Finance II B.V. 3.65%, due 11/10/21	100,000	105,764
	Wyeth LLC
	6.00%, due 2/15/36	200,000	277,466
	6.45%, due 2/1/24	100,000	130,136
			3,334,840
	Pipelines 0.8%
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22	200,000	219,520
	5.95%, due 2/1/15	130,000	130,000
	6.70%, due 7/1/18	100,000	113,488
	Enterprise Products Operating LLC
	4.85%, due 3/15/44	100,000	110,306
	Series B 6.875%, due 3/1/33	200,000	271,427
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	326,777
	Kinder Morgan, Inc. 5.30%, due 12/1/34	250,000	262,201
	ONEOK Partners, L.P. 6.15%, due 10/1/16	200,000	213,228
	Plains All American Pipeline, L.P. / PAA Finance Corp. 6.65%, due 1/15/37	65,000	84,299
	Spectra Energy Capital LLC
	6.20%, due 4/15/18	50,000	56,007
	6.75%, due 2/15/32	125,000	155,096
	Tennessee Gas Pipeline Co. LLC 7.50%, due 4/1/17	300,000	335,412
	Williams Cos., Inc. (The) 8.75%, due 3/15/32	114,000	132,506
			2,410,267
	Real Estate Investment Trusts 0.3%
	Boston Properties, L.P. 4.125%, due 5/15/21	50,000	54,750
	Camden Property Trust 5.00%, due 6/15/15	100,000	101,465
	ERP Operating, L.P.
	5.125%, due 3/15/16	50,000	52,370
	5.375%, due 8/1/16	50,000	53,250
	Kimco Realty Corp. 5.783%, due 3/15/16	50,000	52,584
	Simon Property Group, L.P. 3.375%, due 3/15/22	400,000	424,299
	Weyerhaeuser Co. 7.375%, due 3/15/32	100,000	137,639
			876,357
	Retail 0.9%
	Costco Wholesale Corp. 5.50%, due 3/15/17	100,000	109,765
	CVS Health Corp.
	4.75%, due 5/18/20	250,000	282,852
	6.25%, due 6/1/27	175,000	229,429
	Home Depot, Inc. (The) 5.875%, due 12/16/36	250,000	340,165
	Lowe's Cos., Inc.
	6.65%, due 9/15/37	100,000	144,817
	6.875%, due 2/15/28	150,000	203,778
	Macy's Retail Holdings, Inc. 2.875%, due 2/15/23	250,000	251,576
	McDonald's Corp. 5.80%, due 10/15/17	300,000	337,536
	Target Corp. 6.50%, due 10/15/37	150,000	215,414
	Wal-Mart Stores, Inc.
	5.00%, due 10/25/40	400,000	500,361
	6.50%, due 8/15/37	175,000	253,717
	Yum! Brands, Inc. 6.25%, due 3/15/18	29,000	32,620
			2,902,030
	Software 0.3%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	104,045
	Microsoft Corp. 3.00%, due 10/1/20	300,000	321,767
	Oracle Corp. 5.00%, due 7/8/19	400,000	456,592
			882,404
	Telecommunications 1.9%
	America Movil S.A.B. de C.V. 3.125%, due 7/16/22	200,000	201,900
	AT&T, Inc.
	4.35%, due 6/15/45	666,000	662,015
	5.55%, due 8/15/41	100,000	115,220
	6.30%, due 1/15/38	300,000	376,991
	BellSouth Corp.
	6.00%, due 11/15/34	6,000	7,317
	6.875%, due 10/15/31	14,000	18,192
	British Telecommunications PLC 9.625%, due 12/15/30	100,000	163,647
	Cisco Systems, Inc. 4.45%, due 1/15/20	250,000	281,457
	Deutsche Telekom International Finance B.V.
	5.75%, due 3/23/16	325,000	342,734
	6.00%, due 7/8/19	250,000	293,021
	Embarq Corp. 7.995%, due 6/1/36	200,000	231,000
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	126,550
	New Cingular Wireless Services, Inc. 8.75%, due 3/1/31	100,000	162,678
	Orange S.A. 9.00%, due 3/1/31	250,000	391,758
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	263,166
	Telecom Italia Capital S.A.
	6.00%, due 9/30/34	100,000	102,750
	6.375%, due 11/15/33	175,000	185,500
	Telefonica Emisones S.A.U. 7.045%, due 6/20/36	100,000	139,248
	Telefonica Europe B.V. 8.25%, due 9/15/30	200,000	291,636
	Verizon Communications, Inc.
	2.45%, due 11/1/22	100,000	96,563
	5.012%, due 8/21/54 (b)	265,000	292,031
	5.85%, due 9/15/35	300,000	371,342
	6.40%, due 2/15/38	175,000	226,991
	6.55%, due 9/15/43	266,000	359,323
	7.75%, due 12/1/30	100,000	143,951
	Vodafone Group PLC
	6.15%, due 2/27/37	125,000	159,507
	7.875%, due 2/15/30	100,000	145,045
			6,151,533
	Transportation 0.5%
	Burlington Northern Santa Fe LLC
	5.75%, due 5/1/40	300,000	394,660
	6.15%, due 5/1/37	175,000	244,373
	6.20%, due 8/15/36	50,000	69,124
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	151,609
	CSX Corp. 5.60%, due 5/1/17	100,000	109,584
	CSX Transportation, Inc. 7.875%, due 5/15/43	100,000	154,663
	FedEx Corp. 8.00%, due 1/15/19	50,000	61,585
	Norfolk Southern Corp.
	2.903%, due 2/15/23	106,000	108,555
	4.837%, due 10/1/41	128,000	154,600
	Union Pacific Corp. 4.163%, due 7/15/22	150,000	169,828
			1,618,581
	Water 0.1%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	224,377

	Total Corporate Bonds (Cost $74,469,305)		83,610,585

	Foreign Government Bonds 2.4%
	Foreign Governments 2.4%
	Colombia Government International Bond 4.00%, due 2/26/24	500,000	518,750
¤	Federal Republic of Brazil
	4.875%, due 1/22/21	750,000	793,125
	6.00%, due 1/17/17	1,350,000	1,463,130
	Panama Government International Bond 5.20%, due 1/30/20	375,000	418,687
	Philippine Government International Bond 4.20%, due 1/21/24	625,000	702,344
	Poland Government International Bond
	3.00%, due 3/17/23	150,000	153,375
	5.125%, due 4/21/21	200,000	229,500
	Province of Manitoba 1.30%, due 4/3/17	100,000	101,095
	Province of Ontario 4.00%, due 10/7/19	225,000	250,427
	Republic of Italy 6.875%, due 9/27/23	375,000	485,887
	Republic of Peru 7.35%, due 7/21/25	275,000	373,313
	Svensk Exportkredit AB 5.125%, due 3/1/17	200,000	217,987
	Turkey Government International Bond 4.875%, due 4/16/43	425,000	444,614
	United Mexican States
	5.125%, due 1/15/20	1,000,000	1,113,500
	5.625%, due 1/15/17	400,000	433,400
	Total Foreign Government Bonds (Cost $7,272,061)		7,699,134

	Mortgage-Backed Securities 3.1%
	Agency Collateral (Collateralized Mortgage Obligations) 0.5%
	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	868,033
	Series K039, Class A2 3.303%, due 7/25/24	800,000	870,593
			1,738,626
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.6%
	CD Commercial Mortgage Trust Series 2007-CD4, Class A4 5.322%, due 12/11/49	1,000,000	1,058,584
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	500,000	547,120
	Commercial Mortgage Pass Through Certificates Series 2014-CR17, Class A5 3.977%, due 5/10/47	700,000	774,688
	GS Mortgage Securities Trust Series 2006-GG6, Class AM 5.555%, due 4/10/38 (a)	1,200,000	1,243,517
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-CB18, Class A4 5.44%, due 6/12/47	1,197,661	1,274,122
	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.259%, due 10/15/46	1,200,000	1,355,226
	Morgan Stanley Capital I, Inc.
	Series 2006-HQ8, Class AM 5.462%, due 3/12/44 (d)	1,200,000	1,245,976
	Series 2006-IQ11, Class A4 5.661%, due 10/15/42 (d)	737,016	754,178
			8,253,411
	Total Mortgage-Backed Securities (Cost $9,066,483)		9,992,037

	Municipal Bonds 1.3%
	Arizona 0.4%
	Salt River Project Agricultural Improvement and Power District Electric System Revenue 4.839%, due 1/1/41	1,000,000	1,265,700

	Connecticut 0.2%
	State of Connecticut, Transportation & Infrastructure Revenue 5.459%, due 11/1/30	500,000	614,685

	Kansas 0.4%
	Kansas State Department of Transportation, Highway Revenue 4.596%, due 9/1/35	1,000,000	1,189,040

	Texas 0.3%
	Texas Transportation Commission 5.178%, due 4/1/30	900,000	1,130,634

	Total Municipal Bonds (Cost $3,608,642)		4,200,059

	U.S. Government & Federal Agencies 64.7%
¤	Federal Home Loan Mortgage Corporation 2.2%
	0.875%, due 3/7/18	1,000,000	998,928
	1.125%, due 5/25/18	500,000	500,148
	2.375%, due 1/13/22	1,500,000	1,562,422
	3.75%, due 3/27/19	1,100,000	1,215,764
	4.75%, due 1/19/16	500,000	521,338
	5.125%, due 10/18/16	1,930,000	2,080,140
			6,878,740
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.7%
	2.406%, due 12/1/41 (a)	350,787	366,309
	2.50%, due 6/1/28	1,253,912	1,299,064
	3.00%, due 4/1/27 TBA (e)	1,500,000	1,577,432
	3.00%, due 7/1/43	283,594	293,059
	3.00%, due 8/1/43	2,518,059	2,602,098
	3.50%, due 4/1/26	379,560	403,524
	3.50%, due 5/1/26	159,270	169,315
	3.50%, due 4/1/32	666,938	707,938
	3.50%, due 4/1/41	215,728	227,856
	3.50%, due 3/1/42	370,910	391,913
	3.50%, due 4/1/42	535,910	565,921
	3.50%, due 9/1/42 TBA (e)	2,900,000	3,050,381
	4.00%, due 8/1/18	128,098	135,368
	4.00%, due 6/1/24	169,291	179,877
	4.00%, due 2/1/31	236,165	254,939
	4.00%, due 7/1/39	604,452	647,666
	4.00%, due 12/1/40	1,340,310	1,436,581
	4.00%, due 2/1/41	272,367	291,855
	4.00%, due 1/1/42 TBA (e)	2,000,000	2,140,938
	4.50%, due 5/1/25	165,744	174,352
	4.50%, due 7/1/30	175,822	191,415
	4.50%, due 6/1/34	117,591	127,695
	4.50%, due 6/1/35	95,159	103,642
	4.50%, due 8/1/35	131,692	143,425
	4.50%, due 7/1/39	12,733	13,834
	4.50%, due 8/1/39	225,903	245,419
	4.50%, due 1/1/40	610,657	663,107
	4.50%, due 8/1/40	1,046,246	1,135,900
	4.50%, due 2/1/41	10,736	11,673
	4.50%, due 1/1/44	185,382	200,957
	5.00%, due 1/1/25	118,949	129,352
	5.00%, due 8/1/30	182,580	202,460
	5.00%, due 8/1/35	919,019	1,015,738
	5.00%, due 6/1/37	189,757	208,974
	5.00%, due 2/1/41	367,377	406,348
	5.50%, due 2/1/18	41,020	43,364
	5.50%, due 3/1/23	27,237	29,939
	5.50%, due 6/1/23	70,272	76,584
	5.50%, due 11/1/27	95,879	106,932
	5.50%, due 9/1/35	122,270	137,326
	5.50%, due 4/1/37	474,129	530,383
	5.50%, due 4/1/38	109,319	122,365
	5.50%, due 8/1/38	107,115	119,765
	6.00%, due 8/1/17	34,954	36,146
	6.00%, due 6/1/21	23,152	25,522
	6.00%, due 9/1/21	39,012	42,518
	6.00%, due 11/1/22	35,380	39,185
	6.00%, due 2/1/37	206,260	233,511
	6.00%, due 12/1/39	158,417	178,991
	6.00%, due 5/1/40	386,798	440,915
	6.115%, due 10/1/36 (a)	83,364	89,017
	6.50%, due 4/1/17	1,436	1,492
	6.50%, due 5/1/17	5,880	6,069
	6.50%, due 11/1/25	9,449	10,752
	6.50%, due 5/1/26	906	1,031
	6.50%, due 3/1/27	4,094	4,659
	6.50%, due 5/1/31	5,245	6,057
	6.50%, due 8/1/31	2,863	3,263
	6.50%, due 1/1/32	30,826	37,138
	6.50%, due 3/1/32	18,012	20,496
	6.50%, due 4/1/32	11,864	13,500
	6.50%, due 7/1/32	18,173	20,679
	6.50%, due 1/1/34	36,810	41,886
	6.50%, due 1/1/37	79,265	90,197
	6.50%, due 9/1/37	36,816	41,894
	7.00%, due 4/1/26	3,197	3,772
	7.00%, due 7/1/26	325	368
	7.00%, due 12/1/27	4,108	4,667
	7.00%, due 1/1/30	2,397	2,653
	7.00%, due 3/1/31	22,951	26,269
	7.00%, due 10/1/31	6,354	7,408
	7.00%, due 3/1/32	25,060	29,528
	7.00%, due 9/1/33	120,414	141,047
	7.00%, due 11/1/36	28,652	33,073
	7.00%, due 12/1/37	86,300	95,079
	7.50%, due 1/1/16	229	233
	7.50%, due 1/1/26	835	1,006
	7.50%, due 2/1/32	15,789	19,677
	8.00%, due 7/1/26	215	251
			24,632,932
¤	Federal National Mortgage Association 1.3%
	0.875%, due 5/21/18	1,000,000	996,425
	1.00%, due 12/28/17	650,000	649,800
	1.00%, due 2/15/18	1,000,000	999,293
	5.375%, due 6/12/17	600,000	663,852
	6.21%, due 8/6/38	475,000	773,191
			4,082,561
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.6%
	2.209%, due 12/1/41 (a)	663,863	685,145
	2.50%, due 2/1/28	778,628	806,992
	2.50%, due 5/1/28	1,255,211	1,300,849
	2.50%, due 9/1/28	1,142,044	1,183,601
	2.50%, due 5/1/43	280,726	281,977
	3.00%, due 2/1/29	2,131,079	2,243,771
	3.00%, due 7/1/43	2,809,762	2,908,528
	3.00%, due 8/1/43	1,975,425	2,044,685
	3.00%, due 9/1/43	1,313,118	1,359,039
	3.50%, due 11/1/25	897,055	953,791
	3.50%, due 11/1/27	140,182	150,036
	3.50%, due 7/1/29	188,709	200,900
	3.50%, due 5/1/31	347,902	370,230
	3.50%, due 12/1/40	567,361	600,347
	3.50%, due 1/1/41	321,268	340,000
	3.50%, due 2/1/41	342,325	362,384
	3.50%, due 12/1/41	821,657	869,523
	3.50%, due 3/1/42	642,092	679,350
	3.50%, due 9/1/42 TBA (e)	1,000,000	1,054,008
	3.50%, due 10/1/43	3,421,254	3,617,913
	4.00%, due 3/1/22	132,564	141,705
	4.00%, due 3/1/25	517,341	550,479
	4.00%, due 6/1/30	96,406	104,951
	4.00%, due 1/1/31	202,295	218,123
	4.00%, due 6/1/39	629,458	674,557
	4.00%, due 12/1/39	614,927	658,985
	4.00%, due 7/1/40	400,540	429,238
	4.00%, due 9/1/40	2,364,665	2,536,550
	4.00%, due 3/1/41	813,673	872,007
	4.00%, due 4/1/42 TBA (e)	2,700,000	2,891,531
	4.50%, due 5/1/19	5,797	6,105
	4.50%, due 11/1/22	6,620	7,011
	4.50%, due 2/1/23	27,134	28,888
	4.50%, due 3/1/23	22,051	23,617
	4.50%, due 6/1/23	220,720	237,115
	4.50%, due 4/1/24	156,790	164,835
	4.50%, due 3/1/30	218,504	238,378
	4.50%, due 3/1/40	1,489,948	1,639,632
	4.50%, due 4/1/41	249,457	268,025
	4.50%, due 5/1/41	704,166	767,414
	4.50%, due 9/1/41	298,076	324,452
	4.50%, due 1/1/44	1,331,454	1,445,754
	5.00%, due 3/1/21	5,622	5,990
	5.00%, due 4/1/23	56,911	61,410
	5.00%, due 7/1/23	53,785	58,047
	5.00%, due 8/1/23	44,567	47,701
	5.00%, due 1/1/24	86,908	93,798
	5.00%, due 11/1/29	162,528	180,109
	5.00%, due 7/1/30	117,269	130,048
	5.00%, due 7/1/35	233,989	259,345
	5.00%, due 8/1/35	224,241	248,388
	5.00%, due 11/1/35	153,165	169,658
	5.00%, due 7/1/36	222,016	246,051
	5.00%, due 7/1/37	677,842	751,599
	5.00%, due 8/1/38	290,149	321,394
	5.00%, due 7/1/39	281,603	311,017
	5.50%, due 8/1/17	4,727	5,008
	5.50%, due 7/1/22	121,974	133,275
	5.50%, due 11/1/23	32,285	35,276
	5.50%, due 4/1/30	164,375	185,190
	5.50%, due 12/1/34	258,788	290,928
	5.50%, due 5/1/35	102,085	114,264
	5.50%, due 6/1/35	42,515	47,650
	5.50%, due 8/1/35	43,435	48,753
	5.50%, due 11/1/36	61,710	68,968
	5.50%, due 8/1/37	531,014	596,905
	5.50%, due 3/1/38	542,963	606,496
	5.50%, due 2/1/39	85,069	95,444
	5.50%, due 7/1/40	158,164	179,400
	6.00%, due 6/1/16	2,686	2,742
	6.00%, due 7/1/16	2,094	2,142
	6.00%, due 9/1/16	1,722	1,768
	6.00%, due 9/1/17	1,962	1,981
	6.00%, due 7/1/36	60,885	68,866
	6.00%, due 12/1/36	36,877	41,814
	6.00%, due 4/1/37	110,045	124,536
	6.00%, due 7/1/37	291,574	329,795
	6.00%, due 8/1/37	58,420	66,136
	6.00%, due 12/1/37	115,824	131,007
	6.00%, due 2/1/38	225,163	255,364
	6.50%, due 6/1/15	9	9
	6.50%, due 8/1/32	55,882	64,669
	6.50%, due 8/1/35	40,520	46,786
	6.50%, due 9/1/35	2,300	2,627
	6.50%, due 7/1/36	114,753	133,537
	6.50%, due 8/1/36	20,823	24,003
	6.50%, due 9/1/36	28,280	32,200
	6.50%, due 10/1/36	29,108	33,142
	6.50%, due 11/1/36	34,410	39,372
	6.50%, due 8/1/37	3,480	3,965
	6.50%, due 10/1/37	1,805	2,090
	6.50%, due 11/1/37	20,988	25,268
	6.50%, due 12/1/37	33,801	38,487
	6.50%, due 2/1/38	129,371	158,200
	7.00%, due 10/1/37	2,147	2,474
	7.00%, due 11/1/37	132,758	158,427
	7.50%, due 7/1/30	4,543	4,759
	7.50%, due 7/1/31	33,930	39,960
	8.00%, due 1/1/25	132	134
	8.00%, due 6/1/25	124	146
	8.00%, due 9/1/25	647	747
	8.00%, due 9/1/26	3,705	4,572
	8.00%, due 10/1/26	353	358
	8.00%, due 11/1/26	615	705
	8.00%, due 4/1/27	1,162	1,388
	8.00%, due 6/1/27	781	784
	8.00%, due 12/1/27	3,588	3,602
	8.00%, due 1/1/28	23,063	26,607
			43,409,702
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.7%
	3.00%, due 1/20/43	456,537	474,610
	3.00%, due 8/15/43	378,183	392,908
	3.00%, due 8/20/43	2,937,832	3,054,376
	3.00%, due 9/15/43	357,674	371,601
	3.50%, due 1/1/43 TBA (e)	1,650,000	1,742,426
	3.50%, due 4/15/43	783,194	829,720
	3.50%, due 8/20/43	2,136,288	2,259,378
	3.50%, due 11/20/43	1,678,935	1,775,672
	4.00%, due 9/15/25	301,697	320,773
	4.00%, due 9/15/40	333,356	358,365
	4.00%, due 12/15/41	598,868	643,797
	4.00%, due 1/20/42	2,019,388	2,156,253
	4.00%, due 8/20/44	1,999,999	2,137,174
	4.50%, due 11/15/24	193,841	205,202
	4.50%, due 4/15/39	631,226	690,194
	4.50%, due 5/20/39	592,711	645,600
	4.50%, due 10/20/39	204,501	223,148
	4.50%, due 6/20/40	221,039	241,408
	4.50%, due 9/15/40	767,059	852,659
	4.50%, due 10/20/40	219,182	239,264
	4.50%, due 7/20/41	357,249	389,108
	4.50%, due 9/20/41	233,550	254,255
	4.50%, due 9/20/43	268,993	292,185
	5.00%, due 4/20/33	66,150	74,005
	5.00%, due 8/15/33	43,742	48,772
	5.00%, due 2/15/36	156,327	172,624
	5.00%, due 6/20/36	5,274	5,891
	5.00%, due 8/15/39	450,660	505,612
	5.00%, due 9/20/40	1,018,237	1,139,086
	5.50%, due 3/15/33	434,054	490,082
	5.50%, due 7/20/34	64,917	73,115
	5.50%, due 12/20/35	127,559	143,757
	5.50%, due 1/20/39	225,562	254,604
	6.00%, due 3/20/29	19,222	21,776
	6.00%, due 1/15/32	33,093	37,461
	6.00%, due 12/15/32	10,687	12,327
	6.00%, due 3/20/33	97,125	111,972
	6.00%, due 2/15/34	113,246	130,803
	6.00%, due 1/20/35	51,741	59,719
	6.00%, due 6/15/35	33,490	37,855
	6.00%, due 9/15/35	134,305	156,066
	6.50%, due 3/20/31	13,007	15,570
	6.50%, due 1/15/32	14,940	17,218
	6.50%, due 6/15/35	1,053	1,201
	6.50%, due 1/15/36	55,409	63,916
	6.50%, due 9/15/36	43,841	51,801
	6.50%, due 9/15/37	55,030	63,042
	6.50%, due 10/15/37	29,540	33,690
	6.50%, due 11/15/38	283,339	336,836
	7.00%, due 2/15/26	511	513
	7.00%, due 6/15/29	512	523
	7.00%, due 12/15/29	2,505	3,014
	7.00%, due 5/15/31	2,101	2,376
	7.00%, due 8/15/31	5,380	5,633
	7.00%, due 8/20/31	20,489	25,211
	7.00%, due 8/15/32	28,298	35,186
	7.50%, due 10/15/26	584	586
	7.50%, due 11/15/26	1,116	1,165
	7.50%, due 1/15/30	13,737	14,710
	7.50%, due 10/15/30	6,582	7,589
	7.50%, due 3/15/32	16,274	20,399
	8.00%, due 6/15/26	117	136
	8.00%, due 10/15/26	211	238
	8.00%, due 11/15/26	1,143	1,148
	8.00%, due 5/15/27	101	103
	8.00%, due 7/15/27	577	660
	8.00%, due 9/15/27	323	371
	8.00%, due 11/15/30	16,438	19,723
	8.50%, due 7/15/26	923	1,085
	8.50%, due 11/15/26	5,305	5,433
			24,754,679
¤	United States Treasury Bonds 2.4%
	3.125%, due 2/15/43	900,000	1,063,758
	3.125%, due 8/15/44	1,300,000	1,542,735
	3.375%, due 5/15/44	1,575,000	1,956,076
	3.625%, due 2/15/44	1,310,000	1,695,631
	3.75%, due 11/15/43	500,000	660,937
	4.75%, due 2/15/41	555,000	840,175
			7,759,312
¤	United States Treasury Notes 29.8%
	0.375%, due 10/31/16	2,500,000	2,498,632
	0.50%, due 9/30/16	1,500,000	1,503,046
	0.50%, due 11/30/16	4,700,000	4,706,975
	0.625%, due 11/15/16	4,095,000	4,110,037
	0.625%, due 12/31/16	3,890,000	3,902,915
	0.75%, due 1/15/17	450,000	452,426
	0.75%, due 6/30/17	6,750,000	6,775,312
	0.75%, due 12/31/17	11,475,000	11,469,618
	0.875%, due 7/15/17	2,200,000	2,214,782
	0.875%, due 8/15/17	1,100,000	1,106,359
	0.875%, due 11/15/17	4,700,000	4,719,829
	0.875%, due 1/15/18	1,100,000	1,103,437
	1.00%, due 9/15/17	300,000	302,461
	1.00%, due 12/15/17	1,980,000	1,994,076
	1.125%, due 12/31/19	1,000,000	997,109
	1.50%, due 12/31/18	600,000	610,969
	1.50%, due 11/30/19	5,850,000	5,938,206
	1.625%, due 6/30/19	5,800,000	5,929,595
	1.625%, due 12/31/19	1,815,000	1,853,286
	1.75%, due 10/31/20	1,300,000	1,328,742
	1.875%, due 9/30/17	1,000,000	1,030,938
	1.875%, due 6/30/20	4,000,000	4,126,564
	1.875%, due 11/30/21	3,100,000	3,179,196
	2.125%, due 1/31/21	750,000	781,700
	2.125%, due 6/30/21	9,050,000	9,427,557
	2.125%, due 12/31/21	600,000	625,500
	2.25%, due 7/31/21	1,400,000	1,469,563
	2.25%, due 11/15/24	1,560,000	1,639,950
	2.375%, due 8/15/24	750,000	796,641
	2.50%, due 5/15/24	6,875,000	7,374,510
	2.625%, due 11/15/20	1,236,000	1,323,100
			95,293,031
	Total U.S. Government & Federal Agencies (Cost $199,496,090)		206,810,957

	Yankee Bonds 0.7% (f)
	Banks 0.0%‡
	Westpac Banking Corp. 4.625%, due 6/1/18	50,000	54,071

	Mining 0.0%‡
	Glencore Canada Corp. 5.50%, due 6/15/17	50,000	53,540

	Multi-National 0.3%
	Inter-American Development Bank 6.80%, due 10/15/25	604,000	864,414

	Oil & Gas 0.2%
	Encana Corp. 6.50%, due 8/15/34	85,000	92,467
	Statoil ASA 7.75%, due 6/15/23	125,000	169,904
	Suncor Energy, Inc.
	6.10%, due 6/1/18	100,000	112,958
	6.50%, due 6/15/38	100,000	129,837
	Talisman Energy, Inc. 6.25%, due 2/1/38	55,000	57,650
			562,816
	Pipelines 0.1%
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	181,439

	Regional (State & Province) 0.1%
	Province of Quebec Series NJ 7.50%, due 7/15/23	302,000	421,484

	Water 0.0%‡
	United Utilities PLC 5.375%, due 2/1/19	100,000	108,400

	Total Yankee Bonds (Cost $1,751,293)		2,246,164
	Total Long-Term Bonds (Cost $298,519,582)		317,313,097

	Short-Term Investments 3.9%
	Other Commercial Paper 1.6%
	GDF Suez 0.152%, due 2/10/15 (b)(g)	5,000,000	4,999,792
	Total Other Commercial Paper (Cost $4,999,792)		4,999,792

	Repurchase Agreements 2.3%
	Bank of Montreal 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $5,000,021 (Collateralized by United States Treasury Notes with rates between 0.00% and 2.50% and maturity dates between 1/7/16 and 5/15/24, with a Principal Amount of $4,830,500 and a Market Value of $5,100,066)	5,000,000	5,000,000
	TD Securities (U.S.A.) LLC 0.05%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $2,300,010 (Collateralized by a United States Treasury Note with a rate of 0.875% and a maturity date of 12/31/16, with a Principal Amount of $2,328,000 and a Market Value of $2,346,056)	2,300,000	2,300,000
	Total Repurchase Agreements (Cost $7,300,000)		7,300,000
	Total Short-Term Investments (Cost $12,299,792)		12,299,792
	Total Investments (Cost $310,819,374) (h)	103.1%	329,612,889
	Other Assets, Less Liabilities	(3.1)	(9,762,358)
	Net Assets	100.0%	$319,850,531

¤	Among the Fund's 10 largest issuers held, as of January 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of January 31, 2015.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(e)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of January 31, 2015, the total market value of these securities was $12,456,716, which represented 3.9% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(f)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(g)	Interest rate shown represents yield to maturity.
(h)	As of January 31, 2015, cost was $310,874,645 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$19,375,963
Gross unrealized depreciation	(637,719)
Net unrealized appreciation	$18,738,244

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,754,161	$—	$2,754,161
Corporate Bonds	—	83,610,585	—	83,610,585
Foreign Government Bonds	—	7,699,134	—	7,699,134
Mortgage-Backed Securities	—	9,992,037	—	9,992,037
Municipal Bonds	—	4,200,059	—	4,200,059
U.S. Government & Federal Agencies	—	206,810,957	—	206,810,957
Yankee Bonds	—	2,246,164	—	2,246,164
Total Long-Term Bonds	—	317,313,097	—	317,313,097
Short-Term Investments
Other Commercial Paper	—	4,999,792	—	4,999,792
Repurchase Agreements	—	7,300,000	—	7,300,000
Total Short-Term Investments	—	12,299,792	—	12,299,792
Total Investments in Securities	$—	$329,612,889	$—	$329,612,889

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 133.8% †
	Australia 9.1%
	Australia & New Zealand Banking Group, Ltd. (Banks)	69,641	$1,789,111
	BGP Holdings PLC (Diversified Financial Services) (a)(b)(c)	106,339	8
	BHP Billiton PLC (Metals & Mining) (d)	62,882	1,366,708
	BHP Billiton, Ltd. (Metals & Mining)	94,021	2,141,695
	Bradken, Ltd. (Machinery)	15,689	33,344
	Cabcharge Australia, Ltd. (Commercial Services & Supplies)	80,455	272,459
	Commonwealth Bank of Australia (Banks)	16,115	1,120,691
	CSL, Ltd. (Biotechnology)	13,939	954,390
	CSR, Ltd. (Construction Materials)	465,800	1,450,501
	Downer EDI, Ltd. (Commercial Services & Supplies)	663,619	2,175,000
	Echo Entertainment Group, Ltd. (Hotels, Restaurants & Leisure)	754,446	2,378,711
	Evolution Mining, Ltd. (Metals & Mining)	217,846	152,634
	Fairfax Media, Ltd. (Media)	1,573,749	1,102,647
	Leighton Holdings, Ltd. (Construction & Engineering)	4,628	74,328
	Macquarie Group, Ltd. (Capital Markets)	57,264	2,770,647
	Magellan Financial Group, Ltd. (Capital Markets)	30,776	458,338
	National Australia Bank, Ltd. (Banks)	93,557	2,595,079
	Northern Star Resources, Ltd. (Metals & Mining)	511,490	714,760
	Origin Energy, Ltd. (Oil, Gas & Consumable Fuels)	24,457	203,345
	OZ Minerals, Ltd. (Metals & Mining)	599,370	1,805,778
	Premier Investments, Ltd. (Specialty Retail)	29,505	235,898
	Raiffeisen Bank International A.G. (Banks)	13,878	163,094
	Recall Holdings, Ltd. (Commercial Services & Supplies)	116,512	648,537
	Santos, Ltd. (Oil, Gas & Consumable Fuels)	113,228	694,606
	Scentre Group (Real Estate Investment Trusts) (a)	154,513	457,096
	Sigma Pharmaceuticals, Ltd. (Health Care Providers & Services)	1,639,247	1,020,923
	Suncorp Group, Ltd. (Insurance)	204,287	2,341,030
	Tabcorp Holdings, Ltd. (Hotels, Restaurants & Leisure)	315,690	1,123,144
	Tassal Group, Ltd. (Food Products)	20,911	61,373
	Transfield Services, Ltd. (Commercial Services & Supplies) (a)	1,177,844	1,302,071
	Treasury Wine Estates, Ltd. (Beverages)	30,964	118,599
	Western Areas, Ltd. (Metals & Mining)	148,554	464,910
	Westfield Corp. (Real Estate Investment Trusts) (a)	61,753	474,016
	Westpac Banking Corp. (Banks)	55,997	1,502,237
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	22,437	598,775
	WorleyParsons, Ltd. (Energy Equipment & Services)	110,772	829,590
			35,596,073
	Belgium 3.2%
	Ageas (Insurance)	28,427	974,275
¤	Anheuser-Busch InBev N.V. (Beverages) (d)	47,207	5,766,475
	Delhaize Group S.A. (Food & Staples Retailing) (d)	24,637	2,049,845
	KBC Groep N.V. (Banks) (a)(d)	55,327	2,983,118
	Melexis N.V. (Semiconductors & Semiconductor Equipment)	9,233	463,238
	NV Bekaert S.A. (Metals & Mining)	9,653	291,840
			12,528,791
	China 3.9%
	Agricultural Bank of China, Ltd. Class H (Banks)	1,176,000	577,965
	APT Satellite Holdings, Ltd. (Diversified Telecommunication Services)	122,000	166,500
	Bank of China, Ltd. Class H (Banks)	1,583,000	884,175
	Boer Power Holdings, Ltd. (Electrical Equipment)	72,000	78,759
	BYD Electronic International Co., Ltd. (Communications Equipment)	754,500	793,207
	China Everbright Bank Co., Ltd. Class H (Banks)	316,000	168,755
	China Everbright, Ltd. (Capital Markets)	364,000	786,946
	China Life Insurance Co., Ltd. Class H (Insurance)	128,000	506,069
	China Travel International Investment, Ltd. (Hotels, Restaurants & Leisure)	2,308,000	768,113
	Chongqing Changan Automobile Co., Ltd. Class B (Automobiles)	67,829	169,128
	Chongqing Machinery & Electric Co., Ltd. Class H (Industrial Conglomerates)	440,000	68,109
	Chongqing Rural Commercial Bank Co., Ltd. Class H (Banks)	784,000	482,396
	CNOOC, Ltd. (Oil, Gas & Consumable Fuels)	400,000	526,295
	Datang International Power Generation Co., Ltd. Class H (Independent Power & Renewable Electricity Producers)	1,518,000	826,330
	Dongyue Group, Ltd. (Chemicals)	807,000	282,106
	Guangdong Investment, Ltd. (Water Utilities)	44,000	58,801
	Huadian Power International Corp., Ltd. Class H (Independent Power & Renewable Electricity Producers)	950,000	867,613
	Huaneng Power International, Inc. Class H (Independent Power & Renewable Electricity Producers)	554,000	781,802
	Jiangnan Group, Ltd. (Electrical Equipment)	1,896,000	347,293
	Lonking Holdings, Ltd. (Machinery)	648,000	122,875
	Man Wah Holdings, Ltd. (Household Durables)	997,200	852,835
	Pacific Online, Ltd. (Internet Software & Services)	280,000	102,937
	Sichuan Expressway Co., Ltd. (Transportation Infrastructure)	236,000	100,461
	Sinotrans, Ltd. Class H (Air Freight & Logistics)	1,105,000	791,088
	TCL Communication Technology Holdings, Ltd. (Technology Hardware, Storage & Peripherals)	202,000	178,489
	TravelSky Technology, Ltd. Class H (IT Services)	223,000	236,454
	Weiqiao Textile Co. Class H (Textiles, Apparel & Luxury Goods)	546,000	299,331
	Xiamen International Port Co., Ltd. Class H (Transportation Infrastructure)	520,000	132,141
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	3,057,000	2,802,099
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	334,000	426,962
			15,186,034
	Denmark 3.3%
	A.P. Moeller-Maersk A/S Class A (Marine) (d)	500	983,318
	A.P. Moeller-Maersk A/S Class B (Marine) (d)	1,233	2,505,378
	Bavarian Nordic A/S (Biotechnology) (a)	23,749	733,945
	DFDS A/S (Marine)	6,335	611,868
	Novo Nordisk A/S Class B (Pharmaceuticals) (d)	8,668	388,983
	Pandora A/S (Textiles, Apparel & Luxury Goods) (d)	42,678	3,063,683
	TDC A/S (Diversified Telecommunication Services)	215,345	1,596,892
	Vestas Wind Systems A/S (Electrical Equipment) (a)	78,094	3,065,719
			12,949,786
	Faroe Islands 0.3%
	Bakkafrost P/F (Food Products)	53,972	1,124,722

	Finland 2.6%
	Neste Oil Oyj (Oil, Gas & Consumable Fuels)	105,104	2,909,803
	Nokia Oyj (Communications Equipment)	443,601	3,431,186
	Orion Oyj (Pharmaceuticals)	31,396	1,036,297
	UPM-Kymmene Oyj (Paper & Forest Products)	151,165	2,663,028
			10,040,314
	France 10.1%
	Adocia (Biotechnology) (a)	16,799	1,310,197
	AXA S.A. (Insurance) (d)	94,926	2,237,040
	Casino Guichard Perrachon S.A. (Food & Staples Retailing) (d)	12,403	1,131,322
	CNP Assurances (Insurance) (d)	125,176	2,205,187
	Credit Agricole S.A. (Banks) (d)	226,778	2,707,377
	Faurecia (Auto Components)	43,045	1,742,315
	GDF Suez (Multi-Utilities)	2,934	65,397
	Groupe Fnac (Specialty Retail) (a)	1,702	85,604
	Ipsen S.A. (Pharmaceuticals)	23,896	1,217,812
	Natixis S.A. (Banks)	418,702	2,674,149
	Orange S.A. (Diversified Telecommunication Services) (d)	210,629	3,717,727
	Rallye S.A. (Food & Staples Retailing)	9,116	343,026
	Renault S.A. (Automobiles) (d)	40,855	3,148,992
	Safran S.A. (Aerospace & Defense) (d)	26,728	1,787,694
	Sanofi (Pharmaceuticals) (d)	44,044	4,081,116
	Societe Generale S.A. (Banks)	63,503	2,571,461
	Technicolor S.A. (Media) (a)	57,374	344,261
¤	Total S.A. (Oil, Gas & Consumable Fuels) (d)	109,301	5,619,709
	Unibail-Rodamco S.E. (Real Estate Investment Trusts)	4,691	1,325,737
	Valeo S.A. (Auto Components) (d)	2,355	334,373
	Vinci S.A. (Construction & Engineering) (d)	15,300	809,817
			39,460,313
	Georgia 0.1%
	Bank of Georgia Holdings PLC (Banks)	14,109	431,608

	Germany 9.4%
	Aareal Bank A.G. (Thrifts & Mortgage Finance) (d)	54,540	2,072,931
	Allianz S.E. Registered (Insurance) (d)	26,641	4,407,273
	Aurubis A.G. (Metals & Mining)	25,723	1,400,156
	BASF S.E. (Chemicals)	765	68,724
	Bayer A.G. (Pharmaceuticals) (d)	16,524	2,390,964
	Bechtle A.G. (IT Services)	3,432	291,095
	Daimler A.G. Registered (Automobiles) (d)	14,167	1,288,381
	Deutsche Lufthansa A.G. (Airlines) (d)	166,617	2,834,513
	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment) (a)	61,540	2,370,625
	Duerr A.G. (Machinery)	2,442	222,964
	E.ON S.E. (Multi-Utilities) (d)	4,899	75,980
	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	10,215	757,679
	Hannover Rueck S.E. (Insurance) (d)	1,301	116,787
	HOCHTIEF A.G. (Construction & Engineering) (d)	14,148	987,052
	Infineon Technologies A.G. (Semiconductors & Semiconductor Equipment) (d)	109,208	1,231,212
	K+S A.G. (Chemicals)	10,179	322,063
	KUKA A.G. (Machinery)	18,919	1,283,135
	Nemetschek A.G. (Software)	2,451	256,329
	Nordex S.E. (Electrical Equipment) (a)	67,006	1,311,036
	Osram Licht A.G. (Electrical Equipment) (a)	62,376	2,881,421
	ProSiebenSat.1 Media A.G. (Media) (d)	39,760	1,767,498
	Siemens A.G. (Industrial Conglomerates) (d)	39,379	4,138,338
	Sixt S.E. (Road & Rail)	8,475	329,584
	Stroeer Media S.E. (Media)	21,992	642,397
	United Internet A.G. (Internet Software & Services) (d)	58,236	2,531,582
	Volkswagen A.G. (Automobiles)	1,337	297,856
	VTG A.G. (Road & Rail)	5,599	134,636
	Wacker Neuson S.E. (Machinery)	12,630	256,181
			36,668,392
	Hong Kong 3.4%
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment)	53,100	481,525
	BOC Hong Kong Holdings, Ltd. (Banks)	206,000	724,108
	Chaoda Modern Agriculture Holdings, Ltd. (Food Products) (a)(b)(c)	38,000	2,515
	Cheung Kong Holdings, Ltd. (Real Estate Management & Development)	66,000	1,264,270
	China High Speed Transmission Equipment Group Co., Ltd. (Electrical Equipment) (a)	1,084,000	769,062
	Emperor Entertainment Hotel, Ltd. (Hotels, Restaurants & Leisure)	280,000	66,097
	EVA Precision Industrial Holdings, Ltd. (Machinery)	248,000	59,182
	Hopewell Holdings, Ltd. (Industrial Conglomerates) (d)	178,500	670,040
	Kingston Financial Group, Ltd. (Hotels, Restaurants & Leisure)	638,000	73,245
	NetDragon Websoft, Inc. (Software)	215,000	377,178
	NWS Holdings, Ltd. (Industrial Conglomerates)	191,000	354,292
	Orient Overseas International, Ltd. (Marine)	227,500	1,492,251
	PCCW, Ltd. (Diversified Telecommunication Services)	2,829,000	1,875,709
	SmarTone Telecommunications Holdings, Ltd. (Wireless Telecommunication Services)	108,500	190,344
	Sun Hung Kai & Co., Ltd. (Capital Markets)	405,000	364,653
	TCC International Holdings, Ltd. (Construction Materials)	368,000	134,339
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components)	2,458,000	890,959
	United Laboratories International Holdings, Ltd. (The) (Pharmaceuticals) (a)	756,000	371,549
	Wasion Group Holdings, Ltd. (Electronic Equipment, Instruments & Components)	150,000	140,861
	Wheelock & Co., Ltd. (Real Estate Management & Development)	231,000	1,314,075
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	457,500	1,717,329
			13,333,583
	India 0.7%
	Amtek Auto, Ltd. (Auto Components)	179,147	501,415
	Andhra Bank (Banks) (a)	539,029	798,948
	Bajaj Corp., Ltd. (Personal Products)	26,901	180,687
	Gujarat State Fertilisers & Chemicals, Ltd. (Chemicals)	301,364	488,284
	Manappuram Finance, Ltd. (Consumer Finance)	181,613	94,714
	Power Finance Corp., Ltd. (Diversified Financial Services)	19,523	93,935
	Sintex Industries, Ltd. (Building Products)	260,361	465,358
			2,623,341
	Ireland 0.7%
	Shire PLC (Pharmaceuticals)	38,905	2,844,383

	Israel 2.0%
	Bank Hapoalim B.M. (Banks)	355,346	1,581,746
	Bezeq The Israeli Telecommunication Corp., Ltd. (Diversified Telecommunication Services)	1,220,772	1,950,031
	Teva Pharmaceutical Industries, Ltd. (Pharmaceuticals)	72,823	4,147,342
			7,679,119
	Italy 3.7%
	Amplifon S.p.A. (Health Care Providers & Services)	27,671	165,722
	Ascopiave S.p.A. (Gas Utilities)	31,406	67,783
	ASTM S.p.A. (Transportation Infrastructure)	7,051	88,600
	Banca IFIS S.p.A. (Diversified Financial Services)	51,429	886,250
	Cementir Holding S.p.A. (Construction Materials)	99,722	668,227
	Credito Emiliano S.p.A. (Banks)	93,845	732,770
	Enel S.p.A. (Electric Utilities)	773,317	3,500,635
	ENI S.p.A. (Oil, Gas & Consumable Fuels) (d)	117,506	1,978,448
	ERG S.p.A. (Oil, Gas & Consumable Fuels)	89,321	1,064,840
	Esprinet S.p.A. (Electronic Equipment, Instruments & Components)	53,202	364,016
	FNM S.p.A. (Road & Rail)	145,745	89,263
	Salini Impregilo S.p.A. (Construction & Engineering) (a)	105,023	383,323
	Telecom Italia S.p.A. (Diversified Telecommunication Services)	3,009,001	2,844,242
	Telecom Italia S.p.A. (Diversified Telecommunication Services) (a)	576,891	673,399
	Unione Di Banche Italiane SCpA (Banks)	127,713	881,769
			14,389,287
	Japan 31.3%
	Alpine Electronics, Inc. (Household Durables)	20,700	323,818
	ANA Holdings, Inc. (Airlines)	97,000	269,449
	Arcland Sakamoto Co., Ltd. (Specialty Retail)	19,600	367,698
	Asahi Kasei Corp. (Chemicals)	185,000	1,846,377
	Astellas Pharma, Inc. (Pharmaceuticals) (d)	248,700	3,874,620
	Brother Industries, Ltd. (Technology Hardware, Storage & Peripherals) (d)	153,700	2,662,231
	Calsonic Kansei Corp. (Auto Components)	274,000	1,577,314
	Central Glass Co., Ltd. (Building Products)	201,000	850,694
	Central Japan Railway Co. (Road & Rail)	5,300	917,108
	Chugoku Marine Paints, Ltd. (Chemicals)	146,000	1,299,242
	Daihen Corp. (Electrical Equipment)	50,000	243,549
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	486,400	963,727
	EDION Corp. (Specialty Retail) (d)	275,500	2,057,511
	Foster Electric Co., Ltd. (Household Durables)	40,600	772,033
	Fuji Heavy Industries, Ltd. (Automobiles)	35,300	1,291,548
	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	65,500	2,230,001
	Fujimi, Inc. (Chemicals)	22,600	354,117
	Fujitsu, Ltd. (IT Services)	154,000	820,424
	Funai Electric Co., Ltd. (Household Durables)	70,600	861,533
	Happinet Corp. (Distributors)	77,400	870,033
	Hazama Ando Corp. (Construction & Engineering)	84,500	558,392
	Heiwa Corp. (Leisure Products)	22,400	452,845
	Heiwado Co., Ltd. (Food & Staples Retailing)	7,500	159,861
	Inabata & Co., Ltd. (Trading Companies & Distributors)	26,100	240,263
	ITOCHU Corp. (Trading Companies & Distributors)	8,900	90,948
	J Trust Co., Ltd. (Consumer Finance)	69,900	573,224
	Jaccs Co., Ltd. (Consumer Finance)	256,000	1,203,372
	Japan Airlines Co., Ltd. (Airlines) (d)	87,100	2,974,291
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	130,100	650,334
	JFE Holdings, Inc. (Metals & Mining)	71,800	1,596,744
	K's Holdings Corp. (Specialty Retail)	70,200	2,074,376
	Kamei Corp. (Trading Companies & Distributors)	9,200	61,187
	Kandenko Co., Ltd. (Construction & Engineering)	73,000	433,910
	Kanematsu Corp. (Trading Companies & Distributors)	57,000	82,032
	Kato Works Co., Ltd. (Machinery)	59,000	466,755
	Kawasaki Kisen Kaisha, Ltd. (Marine)	692,000	2,003,577
	KDDI Corp. (Wireless Telecommunication Services) (d)	50,500	3,596,453
	Keihin Corp. (Auto Components)	32,100	516,093
	Komori Corp. (Machinery)	30,900	337,340
	Kyokuto Kaihatsu Kogyo Co., Ltd. (Machinery)	12,900	147,093
	Kyudenko Corp. (Construction & Engineering)	53,000	718,070
	Marudai Food Co., Ltd. (Food Products)	21,000	75,466
	Meisei Industrial Co., Ltd. (Construction & Engineering)	17,000	101,192
	Minebea Co., Ltd. (Machinery)	185,000	2,894,022
	Mitsubishi Chemical Holdings Corp. (Chemicals)	65,800	344,101
	Mitsubishi Electric Corp. (Electrical Equipment) (d)	280,000	3,282,126
	Mitsubishi UFJ Financial Group, Inc. (Banks) (d)	797,300	4,293,049
	Namura Shipbuilding Co., Ltd. (Machinery) (d)	197,100	2,022,528
	NEC Capital Solutions, Ltd. (Trading Companies & Distributors)	36,600	554,782
	Nexon Co., Ltd. (Software)	74,600	739,457
	Nippo Corp. (Construction & Engineering)	106,000	1,665,418
	Nippon Soda Co., Ltd. (Chemicals)	48,000	275,500
	Nippon Suisan Kaisha, Ltd. (Food Products) (a)	608,700	2,120,057
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (d)	59,300	3,544,971
	Nipro Corp. (Health Care Equipment & Supplies)	62,600	552,275
	Nissan Motor Co., Ltd. (Automobiles)	98,300	850,906
	Nitto Denko Corp. (Chemicals)	6,700	404,237
	NOK Corp. (Auto Components) (d)	98,400	2,865,775
	North Pacific Bank, Ltd. (Banks)	168,000	632,343
	ORIX Corp. (Diversified Financial Services) (d)	273,300	3,181,479
	Otsuka Holdings Co., Ltd. (Pharmaceuticals) (d)	102,500	3,192,487
	Pacific Industrial Co., Ltd. (Auto Components)	10,000	81,836
	Pal Co., Ltd. (Specialty Retail)	6,800	176,616
	Panasonic Corp. (Household Durables) (d)	273,600	3,150,023
	Pocket Card Co., Ltd. (Consumer Finance)	12,900	57,892
	Rohm Co., Ltd. (Semiconductors & Semiconductor Equipment)	17,300	1,127,012
	Round One Corp. (Hotels, Restaurants & Leisure)	167,600	1,051,871
	Ryobi, Ltd. (Machinery)	173,000	469,957
	S Foods, Inc. (Food Products)	6,900	124,685
	Saizeriya Co., Ltd. (Hotels, Restaurants & Leisure)	26,400	428,272
	Sanden Corp. (Auto Components)	17,000	80,201
	Sankyo Tateyama, Inc. (Building Products)	47,200	731,936
	SBI Holdings, Inc. (Capital Markets)	155,100	1,681,362
	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals) (d)	46,200	1,898,280
	Seino Holdings Co., Ltd (Road & Rail)	86,000	944,001
	Senko Co., Ltd. (Road & Rail)	66,000	384,433
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	12,000	801,976
	Showa Corp. (Auto Components)	32,300	331,719
	Sodick Co., Ltd. (Machinery)	123,000	1,070,476
	Sony Corp. (Household Durables) (d)	75,800	1,790,592
	Sumitomo Dainippon Pharma Co., Ltd. (Pharmaceuticals)	27,200	288,144
	Sumitomo Heavy Industries, Ltd. (Machinery) (d)	489,000	2,677,570
	Sumitomo Metal Mining Co., Ltd. (Metals & Mining)	31,000	448,250
	Sumitomo Mitsui Financial Group, Inc. (Banks) (d)	57,576	1,956,545
	T&D Holdings, Inc. (Insurance)	170,100	1,940,296
	Takasago Thermal Engineering Co., Ltd. (Building Products)	12,800	161,758
	Takata Corp. (Auto Components)	72,500	855,701
	Takeuchi Manufacturing Co., Ltd. (Machinery)	52,600	1,959,678
	Takuma Co., Ltd. (Machinery)	126,000	895,938
	TDK Corp. (Electronic Equipment, Instruments & Components) (d)	48,100	3,035,178
	Toho Holdings Co., Ltd. (Health Care Providers & Services)	29,700	415,795
	Toho Zinc Co., Ltd. (Metals & Mining)	191,000	606,685
	Tokio Marine Holdings, Inc. (Insurance)	3,400	119,867
	Tokuyama Corp. (Chemicals)	83,000	186,596
	Toridoll.corp (Hotels, Restaurants & Leisure) (d)	114,000	1,663,936
	Toyo Engineering Corp. (Construction & Engineering)	221,000	750,907
	Toyo Kohan Co., Ltd. (Metals & Mining)	25,000	129,652
	Toyo Tire & Rubber Co., Ltd. (Auto Components) (d)	60,900	1,389,348
¤	Toyota Motor Corp. (Automobiles) (d)	124,800	8,124,806
	TPR Co., Ltd. (Auto Components)	36,300	930,452
	Universal Entertainment Corp. (Leisure Products)	13,500	229,349
	YAMABIKO Corp. (Machinery)	5,900	256,238
			122,388,187
	Luxembourg 0.6%
	APERAM S.A. (Metals & Mining) (a)(d)	85,948	2,257,097

	Malaysia 0.0%‡
	Berjaya Auto BHD (Specialty Retail)	132,000	120,430

	Netherlands 5.0%
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	50,210	1,026,945
	BinckBank N.V. (Capital Markets)	94,453	779,143
	Boskalis Westminster N.V. (Construction & Engineering)	27,226	1,209,848
	Delta Lloyd N.V. (Insurance) (d)	118,208	2,241,388
	Heineken Holding N.V. (Beverages)	26,257	1,725,334
	ING Groep N.V. (Banks) (a)(d)	29,148	366,262
	Koninklijke Ahold N.V. (Food & Staples Retailing) (d)	176,074	3,190,381
¤	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels) (d)	185,176	5,628,450
	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels) (d)	101,603	3,220,612
			19,388,363
	New Zealand 1.3%
	Air New Zealand, Ltd. (Airlines)	807,654	1,533,659
	Meridian Energy, Ltd. (Independent Power & Renewable Electricity Producers)	492,924	686,770
	Spark New Zealand, Ltd. (Diversified Telecommunication Services)	1,156,686	2,777,105
			4,997,534
	Norway 3.7%
	Austevoll Seafood ASA (Food Products)	100,259	587,858
	Borregaard ASA (Chemicals)	28,610	201,820
	BW LPG, Ltd. (Oil, Gas & Consumable Fuels) (e)	55,785	346,513
	BW Offshore, Ltd. (Energy Equipment & Services)	457,586	438,876
	DNB ASA (Banks)	83,480	1,213,425
	Kongsberg Automotive ASA (Auto Components) (a)	486,040	383,125
	Leroy Seafood Group ASA (Food Products)	23,430	824,883
	Marine Harvest ASA (Food Products) (d)	183,921	2,416,286
	Norsk Hydro ASA (Metals & Mining)	442,345	2,610,820
	Prosafe S.E. (Energy Equipment & Services)	55,907	149,792
	Salmar ASA (Food Products)	85,241	1,318,461
	Seadrill, Ltd. (Energy Equipment & Services)	11,934	127,204
	Statoil ASA (Oil, Gas & Consumable Fuels) (d)	60,708	1,008,932
	Yara International ASA (Chemicals) (d)	58,678	3,058,495
			14,686,490
	Portugal 0.4%
	Altri SGPS S.A. (Paper & Forest Products)	40,025	138,851
	EDP-Energias de Portugal S.A. (Electric Utilities)	329,016	1,255,528
			1,394,379
	Republic of Korea 0.9%
	Amorepacific Corp. (Personal Products)	106	256,955
	Hanil Cement Co., Ltd. (Construction Materials)	3,042	460,361
	Harim Holdings Co., Ltd. (Industrial Conglomerates) (a)	173,301	791,550
	Korea Electric Power Corp. (Electric Utilities)	14,851	586,653
	Mirae Asset Securities Co., Ltd. (Capital Markets)	1,414	59,994
	NH Investment & Securities Co., Ltd. (Capital Markets)	80,553	817,610
	SL Corp. (Auto Components)	5,019	81,233
	Sungwoo Hitech Co., Ltd. (Auto Components)	60,670	674,049
			3,728,405
	Singapore 0.7%
	Asian Pay Television Trust (Media)	166,000	111,665
	IGG, Inc. (Software)	268,000	98,871
	Jardine Cycle & Carriage, Ltd. (Distributors)	17,400	544,072
	Olam International, Ltd. (Food & Staples Retailing)	161,600	235,925
	Oversea-Chinese Banking Corp., Ltd. (Banks)	176,400	1,356,121
	STATS ChipPAC, Ltd. (Semiconductors & Semiconductor Equipment) (a)	875,900	307,549
			2,654,203
	South Africa 0.8%
	Astral Foods, Ltd. (Food Products)	19,763	334,333
	Investec PLC (Capital Markets)	237,110	1,999,958
	Lewis Group, Ltd. (Specialty Retail)	90,434	705,921
	Naspers, Ltd. (Media)	1,231	179,481
			3,219,693
	Spain 3.1%
	Acerinox S.A. (Metals & Mining)	102,552	1,529,665
	ACS Actividades De Construccion Y Servicios S.A. (Construction & Engineering) (d)	57,008	1,987,971
	Banco Santander S.A. (Banks)	360,724	2,429,403
	CIE Automotive S.A. (Auto Components)	12,858	185,252
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	139,548	417,877
	Gas Natural SDG S.A. (Gas Utilities)	3,598	84,567
	Red Electrica Corp. S.A. (Electric Utilities) (d)	16,362	1,397,033
	Repsol S.A. (Oil, Gas & Consumable Fuels) (d)	111,681	1,979,439
	Telefonica S.A. (Diversified Telecommunication Services) (d)	113,877	1,712,100
	Tubacex S.A. (Metals & Mining)	90,097	264,196
			11,987,503
	Sweden 4.8%
	Bilia AB (Specialty Retail)	22,406	681,046
	Boliden AB (Metals & Mining)	185,395	2,908,350
	Clas Ohlson AB (Specialty Retail)	8,606	133,133
	Getinge AB Class B (Health Care Equipment & Supplies)	99,422	2,454,849
	Haldex AB (Machinery)	65,176	882,226
	Hexpol AB (Chemicals)	4,212	423,277
	Husqvarna AB (Household Durables)	123,261	856,579
	ICA Gruppen AB (Food & Staples Retailing)	39,439	1,517,178
	Intrum Justitia AB (Commercial Services & Supplies)	52,623	1,402,356
	JM AB (Household Durables)	6,856	226,125
	Lindab International AB (Building Products) (a)	22,728	188,571
	Medivir AB (Biotechnology) (a)	88,756	1,053,912
	Net Entertainment NE AB (Internet Software & Services)	5,260	166,874
	Nordea Bank AB (Banks) (d)	279,900	3,562,093
	Securitas AB (Commercial Services & Supplies)	72,496	884,055
	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	119,328	1,455,149
			18,795,773
	Switzerland 8.3%
	ABB, Ltd. (Electrical Equipment) (d)	66,538	1,283,367
	Actelion, Ltd. Registered (Biotechnology) (d)	25,718	2,856,933
	Kudelski S.A. (Electronic Equipment, Instruments & Components) (d)	10,680	122,712
	Lonza Group A.G. Registered (Life Sciences Tools & Services)	4,948	588,457
¤	Nestle S.A. Registered (Food Products) (d)	87,433	6,708,402
¤	Novartis A.G. (Pharmaceuticals) (d)	67,604	6,637,444
	Roche Holding A.G., (Genusscheine) (Pharmaceuticals) (d)	16,445	4,452,436
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	176,771	1,478,159
	Swiss Life Holding A.G. Registered (Insurance) (d)	7,165	1,604,361
	Swiss Prime Site A.G. (Real Estate Management & Development)	15,191	1,320,237
	UBS Group A.G. (Capital Markets) (d)	160,300	2,686,797
	Zurich Financial Services A.G. (Insurance) (d)	8,225	2,735,695
			32,475,000
	Taiwan 0.7%
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	1,394,000	765,266
	Elitegroup Computer Systems Co., Ltd. (Technology Hardware, Storage & Peripherals)	807,789	702,347
	Innolux Corp. (Electronic Equipment, Instruments & Components)	1,583,000	773,580
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	87,000	234,661
	Wan Hai Lines, Ltd. (Marine)	74,000	78,078
	Yageo Corp. (Electronic Equipment, Instruments & Components)	143,000	258,197
			2,812,129
	Thailand 0.0%‡
	Jasmine International PCL, NVDR (Diversified Telecommunication Services)	452,400	114,724

	United Kingdom 19.2%
	3i Group PLC (Capital Markets)	84,063	581,546
	Acacia Mining PLC (Metals & Mining)	25,034	106,294
	Ashtead Group PLC (Trading Companies & Distributors)	18,552	304,020
¤	AstraZeneca PLC (Pharmaceuticals) (d)	74,274	5,306,069
	Aviva PLC (Insurance)	35,603	283,141
	Awilco Drilling PLC (Energy Equipment & Services)	8,225	87,297
	Barratt Developments PLC (Household Durables)	162,986	1,125,325
	Bellway PLC (Household Durables)	44,651	1,226,702
	Berkeley Group Holdings PLC (Household Durables)	12,682	462,833
	BP PLC (Oil, Gas & Consumable Fuels)	554,651	3,545,923
¤	British American Tobacco PLC (Tobacco) (d)	101,993	5,763,896
	British Land Co. PLC (The) (Real Estate Investment Trusts)	63,244	790,167
	Centamin PLC (Metals & Mining)	701,936	707,305
	Cobham PLC (Aerospace & Defense)	116,673	574,120
	Debenhams PLC (Multiline Retail)	691,664	783,943
	easyJet PLC (Airlines) (d)	71,173	1,996,080
	Enterprise Inns PLC (Hotels, Restaurants & Leisure) (a)	89,040	138,672
	Entertainment One, Ltd. (Media)	38,674	160,772
	Evraz PLC (Metals & Mining)	295,005	757,150
	Fiat Chrysler Automobiles N.V. (Automobiles) (a)	121,980	1,612,697
	Galliford Try PLC (Construction & Engineering)	47,248	936,531
¤	GlaxoSmithKline PLC (Pharmaceuticals) (d)	219,332	4,846,353
	Go-Ahead Group PLC (Road & Rail)	25,696	958,682
	Greggs PLC (Food & Staples Retailing)	44,484	550,085
	Halfords Group PLC (Specialty Retail)	122,923	822,052
	Home Retail Group PLC (Internet & Catalog Retail)	409,306	1,184,908
¤	HSBC Holdings PLC (Banks) (d)	688,010	6,317,171
	Imperial Tobacco Group PLC (Tobacco) (d)	88,298	4,154,749
	ITV PLC (Media)	609,031	2,018,111
	J Sainsbury PLC (Food & Staples Retailing)	261,685	1,006,660
	Keller Group PLC (Construction & Engineering)	35,767	481,080
	Legal & General Group PLC (Insurance)	874,162	3,527,342
	Man Group PLC (Capital Markets)	875,809	2,363,907
	Micro Focus International PLC (Software) (d)	81,555	1,292,258
	Next PLC (Multiline Retail) (d)	6,488	707,021
	Northgate PLC (Road & Rail)	7,460	69,215
	Old Mutual PLC (Insurance)	986,523	3,093,648
	Pace PLC (Communications Equipment)	344,843	1,736,883
	Persimmon PLC (Household Durables)	59,567	1,428,340
	Playtech PLC (Software)	94,050	961,859
	Rolls-Royce Holdings PLC (Aerospace & Defense)	8,802	118,191
	Royal Mail PLC (Air Freight & Logistics)	159,777	1,046,855
	Sky PLC (Media) (d)	219,091	3,062,354
	Soco International PLC (Oil, Gas & Consumable Fuels)	63,531	251,857
	Standard Chartered PLC (Banks)	110,235	1,473,902
	Subsea 7 S.A. (Energy Equipment & Services)	8,379	71,471
	Trinity Mirror PLC (Media) (a)	33,473	86,843
	Unilever N.V., CVA (Food Products)	12,235	533,528
	Unilever PLC (Food Products)	2,698	119,067
	Vodafone Group PLC (Wireless Telecommunication Services)	788,981	2,786,714
	WH Smith PLC (Specialty Retail)	45,329	921,707
			75,243,296
	United States 0.5%
	Carnival PLC (Hotels, Restaurants & Leisure)	44,202	1,995,315
	Transocean, Ltd. (Energy Equipment & Services)	10,953	172,729
			2,168,044
	Total Common Stocks (Cost $524,845,683)		523,286,996

	Preferred Stocks 0.2%
	Germany 0.2%
	Bayerische Motoren Werke A.G. 4.23% (Automobiles)	4,438	376,872
	Porsche Automobil Holding S.E. 3.17% (Automobiles)	4,799	403,787
			780,659
	Total Preferred Stocks (Cost $837,249)		780,659

	Number of Rights
Rights 0.0%‡
Spain 0.0%‡
ACS Actividades de Construccion y Servicios S.A. (Construction & Engineering) (a)	66,568	33,850
Expires 2/12/15
Total Rights (Cost $33,738)		33,850

	Principal Amount
Short-Term Investment 1.5%
Repurchase Agreement 1.5%
United States 1.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $5,840,126 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $6,020,000 and a Market Value of $5,960,872) (Capital Markets)	$5,840,126	5,840,126

Total Short-Term Investment (Cost $5,840,126)		5,840,126
Total Investments, Before Investments Sold Short (Cost $531,556,796) (i)	135.5%	529,941,631

	Shares
Investments Sold Short (34.1%)
Common Stocks Sold Short (33.9%)
Australia (2.8%)
Ainsworth Game Technology, Ltd. (Hotels, Restaurants & Leisure)	(382,396)	(878,201)
ARB Corp., Ltd. (Auto Components)	(8,400)	(75,726)
Beadell Resources, Ltd. (Metals & Mining) (a)	(2,240,197)	(497,038)
Bega Cheese, Ltd. (Food Products)	(22,890)	(91,059)
BlueScope Steel, Ltd. (Metals & Mining) (a)	(278,963)	(1,092,378)
Breville Group, Ltd. (Distributors)	(94,871)	(536,202)
Buru Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(345,386)	(100,831)
CuDeco, Ltd. (Metals & Mining) (a)(b)	(180,283)	(197,894)
Donaco International, Ltd. (Hotels, Restaurants & Leisure) (a)(b)(c)	(255,744)	(108,508)
DuluxGroup, Ltd. (Chemicals)	(137,279)	(639,093)
Energy World Corp., Ltd. (Independent Power & Renewable Electricity Producers) (a)	(376,221)	(86,402)
iProperty Group, Ltd. (Internet Software & Services) (a)	(171,570)	(369,981)
Jacana Minerals, Ltd. (Metals & Mining) (a)(b)(c)	(26,409)	(2)
Karoon Gas Australia, Ltd. (Oil, Gas & Consumable Fuels) (a)	(669,963)	(1,105,720)
Linc Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(167,602)	(72,477)
Liquefied Natural Gas, Ltd. (Oil, Gas & Consumable Fuels) (a)	(169,654)	(393,585)
Mayne Pharma Group, Ltd. (Pharmaceuticals) (a)	(139,033)	(67,648)
OzForex Group, Ltd. (Diversified Financial Services)	(112,993)	(223,431)
Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(3,999,030)	(1,183,033)
Regis Resources, Ltd. (Metals & Mining) (a)	(120,345)	(177,540)
Senex Energy, Ltd. (Oil, Gas & Consumable Fuels) (a)	(1,053,970)	(225,642)
Sirius Resources NL (Metals & Mining) (a)	(487,354)	(952,306)
Syrah Resources, Ltd. (Metals & Mining) (a)	(145,156)	(406,814)
Transpacific Industries Group, Ltd. (Commercial Services & Supplies)	(1,737,871)	(1,116,169)
Virgin Australia Holdings, Ltd. (Airlines) (a)	(1,080,301)	(395,277)
Virgin Australia International Holdings Pty, Ltd. (Airlines) (a)(b)(c)	(444,108)	(3,457)
		(10,996,414)
Austria (0.2%)
Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services)	(10,228)	(604,349)
Telekom Austria A.G. (Diversified Telecommunication Services)	(20,757)	(136,041)
		(740,390)
Belgium (0.3%)
Euronav N.V. (Oil, Gas & Consumable Fuels) (a)	(66,382)	(779,371)
EVS Broadcast Equipment S.A. (Communications Equipment)	(6,148)	(207,514)
Tessenderlo Chemie N.V. (Chemicals) (a)	(4,329)	(112,095)
		(1,098,980)
China (3.0%)
Anton Oilfield Services Group (Energy Equipment & Services)	(3,760,000)	(732,376)
BBMG Corp. (Construction Materials)	(233,500)	(204,515)
Bloomage BioTechnology Corp., Ltd. (Chemicals)	(157,500)	(262,084)
Boshiwa International Holding, Ltd. (Specialty Retail) (a)(b)(c)	(86,000)	(9,319)
China Datang Corp. Renewable Power Co., Ltd. (Independent Power & Renewable Electricity Producers)	(913,000)	(131,904)
China Dongxiang Group Co., Ltd. (Textiles, Apparel & Luxury Goods)	(313,000)	(52,891)
China Everbright Water, Ltd. (Water Utilities) (a)	(434,800)	(364,798)
China Foods, Ltd. (Food Products) (a)	(1,404,000)	(463,635)
China Modern Dairy Holdings, Ltd. (Food Products) (a)	(2,403,000)	(774,931)
China Rongsheng Heavy Industries Group Holdings, Ltd. (Machinery) (a)	(3,197,000)	(292,800)
China Shanshui Cement Group, Ltd. (Construction Materials)	(932,000)	(415,969)
CIMC Enric Holdings, Ltd. (Machinery)	(76,000)	(58,331)
CITIC Resources Holdings, Ltd. (Trading Companies & Distributors) (a)	(892,000)	(117,364)
CT Environmental Group, Ltd. (Water Utilities)	(186,000)	(186,665)
Daphne International Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(716,000)	(229,052)
FIH Mobile, Ltd. (Electronic Equipment, Instruments & Components) (a)	(2,384,000)	(1,064,025)
First Tractor Co., Ltd. Class H (Machinery)	(1,052,000)	(773,500)
Goodbaby International Holdings, Ltd. (Leisure Products)	(1,136,000)	(359,016)
Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	(758,000)	(348,088)
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (Pharmaceuticals)	(160,000)	(569,637)
Hilong Holding, Ltd. (Energy Equipment & Services)	(1,594,000)	(495,536)
Hunan Nonferrous Metal Corp., Ltd. Class H (Metals & Mining) (a)	(596,000)	(309,059)
Li Ning Co., Ltd. (Textiles, Apparel & Luxury Goods) (a)	(1,931,333)	(849,534)
NVC Lighting Holdings, Ltd. (Household Products) (b)(c)	(777,000)	(160,365)
Sinopec Kantons Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(1,056,000)	(837,739)
Tiangong International Co., Ltd. (Metals & Mining)	(352,000)	(61,752)
Tong Ren Tang Technologies Co., Ltd. Class H (Pharmaceuticals)	(273,000)	(341,237)
Uni-President China Holdings, Ltd. (Food Products)	(412,000)	(356,075)
West China Cement, Ltd. (Construction Materials)	(3,232,000)	(362,710)
Xinchen China Power Holdings, Ltd. (Auto Components) (a)	(331,000)	(126,810)
Zhaojin Mining Industry Co., Ltd. Class H (Metals & Mining)	(1,018,000)	(614,558)
		(11,926,275)
Denmark (0.1%)
D/S Norden A/S (Marine)	(15,093)	(313,557)

Finland (0.6%)
Outokumpu Oyj (Metals & Mining) (a)	(268,934)	(1,459,305)
Outotec Oyj (Construction & Engineering)	(99,900)	(578,546)
YIT Oyj (Construction & Engineering)	(38,430)	(224,295)
		(2,262,146)
France (1.0%)
AB Science S.A. (Pharmaceuticals) (a)	(21,594)	(359,918)
Air France-KLM (Airlines) (a)	(172,054)	(1,525,621)
CGG S.A. (Energy Equipment & Services) (a)	(209,744)	(1,177,469)
GameLoft S.E. (Software) (a)	(38,529)	(128,436)
Innate Pharma S.A. (Biotechnology) (a)	(72,381)	(754,109)
		(3,945,553)
Germany (2.6%)
AIXTRON S.E. (Semiconductors & Semiconductor Equipment) (a)	(187,184)	(1,486,336)
Aurelius A.G. (Capital Markets)	(9,775)	(392,014)
Bilfinger S.E. (Commercial Services & Supplies)	(29,163)	(1,529,733)
CANCOM S.E. (IT Services)	(3,980)	(171,171)
Drillisch A.G. (Wireless Telecommunication Services)	(29,477)	(1,149,160)
Evotec A.G. (Life Sciences Tools & Services) (a)	(203,294)	(842,851)
Heidelberger Druckmaschinen A.G. (Machinery) (a)	(555,081)	(1,306,544)
LPKF Laser & Electronics A.G. (Electronic Equipment, Instruments & Components)	(32,644)	(361,905)
Puma S.E. (Textiles, Apparel & Luxury Goods)	(2,714)	(517,679)
Rational A.G. (Machinery)	(529)	(174,519)
SGL Carbon S.E. (Electrical Equipment) (a)	(91,771)	(1,463,742)
SMA Solar Technology A.G. (Semiconductors & Semiconductor Equipment) (a)	(7,427)	(92,234)
Tom Tailor Holding A.G. (Specialty Retail) (a)	(17,732)	(218,205)
Vossloh A.G. (Machinery)	(8,680)	(557,411)
		(10,263,504)
Hong Kong (1.9%)
AGtech Holdings, Ltd. (IT Services) (a)	(1,536,000)	(164,452)
Ajisen China Holdings, Ltd. (Hotels, Restaurants & Leisure)	(131,000)	(76,042)
Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components)	(2,140,000)	(146,305)
China Dynamics Holdings, Ltd. (Trading Companies & Distributors) (a)	(1,460,000)	(109,232)
China Innovationpay Group, Ltd. (Electronic Equipment, Instruments & Components) (a)	(1,800,000)	(146,279)
China Precious Metal Resources Holdings Co., Ltd. (Metals & Mining) (a)	(2,356,000)	(206,659)
Esprit Holdings, Ltd. (Specialty Retail)	(442,844)	(502,122)
Giordano International, Ltd. (Specialty Retail)	(314,000)	(148,650)
KuangChi Science, Ltd. (Paper & Forest Products) (a)	(469,000)	(306,726)
Lung Cheong International Holdings, Ltd. (Leisure Products) (a)	(4,732,000)	(537,151)
Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	(628,000)	(1,263,728)
Newocean Energy Holdings, Ltd. (Oil, Gas & Consumable Fuels)	(818,000)	(300,724)
Pacific Basin Shipping, Ltd. (Marine)	(2,840,000)	(1,051,404)
Paradise Entertainment, Ltd. (Hotels, Restaurants & Leisure)	(360,000)	(123,525)
Sa Sa International Holdings, Ltd. (Specialty Retail)	(978,000)	(632,042)
Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	(128,500)	(96,968)
United Photovoltaics Group, Ltd. (Semiconductors & Semiconductor Equipment) (a)	(11,894,000)	(1,626,310)
		(7,438,319)
Italy (3.2%)
Ansaldo STS S.p.A. (Transportation Infrastructure)	(157,799)	(1,587,876)
Banca Carige S.p.A. (Banks) (a)	(4,911,614)	(330,232)
Banca Profilo S.p.A. (Capital Markets)	(687,627)	(291,149)
Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(39,868)	(820,375)
Cosmo Pharmaceuticals S.p.A. (Pharmaceuticals)	(2,608)	(391,967)
Credito Valtellinese S.C. (Banks) (a)	(1,413,833)	(1,597,631)
Maire Tecnimont S.p.A. (Construction & Engineering) (a)	(405,481)	(898,059)
Piaggio & C. S.p.A. (Automobiles) (a)	(98,044)	(299,132)
RCS MediaGroup S.p.A. (Media) (a)	(717,038)	(879,124)
Salvatore Ferragamo S.p.A. (Textiles, Apparel & Luxury Goods)	(56,555)	(1,639,857)
Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(2,033)	(209,053)
Trevi Finanziaria Industriale S.p.A (Construction & Engineering)	(30,201)	(91,461)
World Duty Free S.p.A (Specialty Retail) (a)	(156,845)	(1,731,584)
Yoox S.p.A. (Internet & Catalog Retail) (a)	(73,521)	(1,595,942)
		(12,363,442)
Japan (8.1%)
3-D Matrix, Ltd. (Biotechnology) (a)	(33,700)	(551,575)
Acom Co., Ltd. (Consumer Finance) (a)	(594,700)	(1,635,767)
Adways, Inc. (Media) (a)	(7,000)	(67,359)
Aplus Financial Co., Ltd. (Consumer Finance) (a)	(727,400)	(786,680)
Asics Corp. (Textiles, Apparel & Luxury Goods)	(33,300)	(825,198)
Asukanet Co., Ltd. (Commercial Services & Supplies)	(25,300)	(537,542)
Benesse Holdings, Inc. (Diversified Consumer Services)	(7,000)	(210,125)
Chiyoda Corp. (Construction & Engineering)	(196,000)	(1,525,539)
COOKPAD, Inc. (Internet Software & Services) (a)	(13,700)	(553,577)
Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(46,000)	(484,953)
Harmonic Drive Systems, Inc. (Machinery)	(19,800)	(318,001)
Ichigo Group Holdings Co., Ltd. (Capital Markets)	(565,700)	(1,180,248)
Iida Group Holdings Co., Ltd. (Household Durables)	(66,000)	(830,129)
Japan Communications, Inc. (Wireless Telecommunication Services) (a)	(189,700)	(827,100)
Japan Drilling Co., Ltd. (Energy Equipment & Services)	(14,800)	(535,638)
Japan Tissue Engineering Co., Ltd. (Biotechnology) (a)	(44,300)	(540,971)
Jin Co., Ltd. (Specialty Retail)	(16,700)	(514,098)
JP-Holdings Inc. (Diversified Consumer Services)	(40,700)	(125,812)
Kakaku.com, Inc. (Internet Software & Services)	(101,900)	(1,456,954)
Kobelco Eco-Solutions Co., Ltd. (Machinery)	(18,000)	(102,393)
Kusuri No Aoki Co., Ltd. (Food & Staples Retailing)	(900)	(60,164)
Maeda Kosen Co., Ltd. (Building Products)	(50,500)	(488,959)
Maruichi Steel Tube, Ltd. (Metals & Mining)	(26,800)	(638,791)
Matsuya Co., Ltd. (Multiline Retail)	(60,200)	(1,004,273)
McDonald's Holdings Co. Japan, Ltd. (Hotels, Restaurants & Leisure)	(3,100)	(68,135)
Micronics Japan Co., Ltd. (Semiconductors & Semiconductor Equipment)	(20,000)	(545,857)
MonotaRO Co., Ltd. (Trading Companies & Distributors)	(51,600)	(1,324,823)
Next Co., Ltd. (Media)	(11,500)	(96,951)
Nippon Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	(6,500)	(160,853)
Nippon Parking Development Co., Ltd. (Commercial Services & Supplies)	(294,300)	(318,284)
Nippon Yakin Kogyo Co., Ltd. (Metals & Mining) (a)	(449,000)	(906,182)
Obara Group, Inc. (Machinery)	(11,700)	(588,836)
Orient Corp. (Consumer Finance) (a)	(795,200)	(1,198,590)
OSAKA Titanium Technologies Co., Ltd. (Metals & Mining)	(59,400)	(1,254,972)
Pacific Metals Co., Ltd. (Metals & Mining) (a)	(39,000)	(106,276)
Park24 Co., Ltd. (Commercial Services & Supplies)	(74,200)	(1,276,369)
ReproCELL, Inc. (Biotechnology) (a)	(13,100)	(82,217)
Rinnai Corp. (Household Durables)	(23,700)	(1,600,451)
Sanrio Co., Ltd. (Specialty Retail)	(28,700)	(715,361)
Sega Sammy Holdings, Inc. (Leisure Products)	(93,000)	(1,221,204)
Seria Co., Ltd. (Multiline Retail)	(2,000)	(57,992)
Shibuya Kogyo Co., Ltd. (Machinery)	(15,300)	(320,905)
Shin Nippon Biomedical Laboratories, Ltd. (Life Sciences Tools & Services) (a)	(83,000)	(568,977)
Sosei Group Corp. (Pharmaceuticals) (a)	(3,500)	(118,773)
Sparx Group Co., Ltd. (Capital Markets)	(383,600)	(672,925)
tella, Inc. (Life Sciences Tools & Services) (a)	(16,800)	(220,175)
United Arrows, Ltd. (Specialty Retail)	(43,500)	(1,242,804)
WATAMI Co., Ltd. (Hotels, Restaurants & Leisure)	(8,300)	(82,413)
WirelessGate, Inc. (Wireless Telecommunication Services)	(24,800)	(680,031)
Yumeshin Holdings Co., Ltd. (Professional Services)	(81,000)	(520,089)
Yushin Precision Equipment Co., Ltd. (Machinery)	(3,200)	(61,313)
		(31,813,604)
Netherlands (0.2%)
Brunel International N.V. (Professional Services)	(11,968)	(195,081)
PostNL N.V. (Air Freight & Logistics) (a)	(102,718)	(374,330)
Royal Imtech N.V. (Construction & Engineering) (a)	(26,386)	(123,141)
		(692,552)
New Zealand (0.1%)
Xero, Ltd. (Software) (a)	(23,367)	(265,890)

Norway (1.4%)
Archer, Ltd. (Energy Equipment & Services) (a)	(183,076)	(72,748)
Det Norske Oljeselskap ASA (Oil, Gas & Consumable Fuels) (a)	(357,363)	(1,489,417)
DNO ASA (Oil, Gas & Consumable Fuels) (a)	(731,619)	(1,609,848)
Electromagnetic GeoServices ASA (Energy Equipment & Services) (a)	(118,065)	(61,738)
Hexagon Composites ASA (Machinery)	(88,822)	(217,287)
Hoegh LNG Holdings, Ltd. (Oil, Gas & Consumable Fuels) (a)	(5,822)	(57,648)
Petroleum Geo-Services ASA (Energy Equipment & Services)	(82,900)	(450,880)
Schibsted ASA (Media)	(20,211)	(1,308,003)
Vard Holdings, Ltd. (Machinery) (a)	(469,000)	(175,078)
		(5,442,647)
Portugal (0.2%)
Banco BPI S.A. (Banks) (a)	(947,175)	(892,636)

Singapore (0.4%)
Biosensors International Group, Ltd. (Health Care Equipment & Supplies) (a)	(564,600)	(269,195)
Ezion Holdings, Ltd. (Energy Equipment & Services)	(394,000)	(369,885)
Ezra Holdings, Ltd. (Energy Equipment & Services)	(478,640)	(187,522)
OSIM International, Ltd. (Specialty Retail)	(64,700)	(92,784)
Rex International Holding, Ltd. (Oil, Gas & Consumable Fuels) (a)	(732,000)	(208,323)
SIA Engineering Co., Ltd. (Transportation Infrastructure)	(24,300)	(78,318)
Super Group, Ltd. (Food Products)	(685,000)	(562,056)
		(1,768,083)
Spain (1.3%)
Abengoa S.A. (Construction & Engineering)	(42,868)	(136,361)
Fomento de Construcciones y Contratas S.A. (Construction & Engineering) (a)	(119,641)	(1,485,785)
Liberbank S.A. (Banks) (a)	(1,328,067)	(937,947)
NH Hotel Group S.A. (Hotels, Restaurants & Leisure) (a)	(197,787)	(981,162)
Promotora de Informaciones S.A. (Media) (a)	(973,467)	(258,504)
Tecnicas Reunidas S.A. (Energy Equipment & Services)	(33,211)	(1,293,417)
		(5,093,176)
Sweden (0.6%)
Arcam AB (Machinery) (a)	(43,352)	(935,236)
Axis Communications AB (Electronic Equipment, Instruments & Components)	(2,745)	(73,649)
Cloetta AB (Food Products) (a)	(221,514)	(671,969)
Orexo AB (Pharmaceuticals) (a)	(7,804)	(131,808)
Qliro Group AB (Internet & Catalog Retail) (a)	(73,906)	(142,914)
Ratos AB (Capital Markets)	(15,405)	(96,349)
SSAB AB Class A (Metals & Mining) (a)	(53,907)	(262,297)
		(2,314,222)
Switzerland (0.8%)
AFG Arbonia-Forster Holding A.G. (Building Products)	(3,132)	(56,111)
Basilea Pharmaceutica Registered (Biotechnology) (a)	(6,674)	(774,103)
Bossard Holding A.G. Registered (Trading Companies & Distributors)	(1,288)	(133,541)
Evolva Holding S.A. (Pharmaceuticals) (a)	(169,669)	(266,090)
Leonteq A.G. (Capital Markets)	(1,492)	(329,533)
Meyer Burger Technology A.G. (Machinery) (a)	(226,058)	(1,408,246)
Panalpina Welttransport Holding A.G. (Air Freight & Logistics)	(1,623)	(198,854)
		(3,166,478)
United Kingdom (5.1%)
AVEVA Group PLC (Software)	(60,860)	(1,203,593)
Balfour Beatty PLC (Construction & Engineering)	(459,053)	(1,534,966)
Chemring Group PLC (Aerospace & Defense)	(50,582)	(164,944)
Dairy Crest Group PLC (Food Products)	(8,079)	(59,456)
De La Rue PLC (Commercial Services & Supplies)	(36,855)	(287,825)
Devro PLC (Food Products)	(87,950)	(372,904)
Dialight PLC (Electrical Equipment)	(29,525)	(311,294)
Drax Group PLC (Independent Power & Renewable Electricity Producers)	(287,201)	(1,559,460)
Genel Energy PLC (Oil, Gas & Consumable Fuels) (a)	(154,878)	(1,447,486)
Gulf Keystone Petroleum, Ltd. (Oil, Gas & Consumable Fuels) (a)	(1,466,552)	(1,010,582)
Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (a)	(438,238)	(1,617,183)
ITE Group PLC (Media)	(27,885)	(54,916)
Lonmin PLC (Metals & Mining) (a)	(514,024)	(1,265,081)
N Brown Group PLC (Internet & Catalog Retail)	(46,418)	(302,661)
Ocado Group PLC (Internet & Catalog Retail) (a)	(252,178)	(1,561,104)
Ophir Energy PLC (Oil, Gas & Consumable Fuels) (a)	(427,777)	(865,319)
Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(55,937)	(627,259)
Premier Foods PLC (Food Products) (a)	(1,350,230)	(884,667)
Serco Group PLC (Commercial Services & Supplies)	(268,225)	(623,777)
Spectris PLC (Electronic Equipment, Instruments & Components)	(9,547)	(300,536)
SuperGroup PLC (Specialty Retail) (a)	(25,451)	(368,009)
Telecity Group PLC (Internet Software & Services)	(76,402)	(991,962)
Telecom Plus PLC (Multi-Utilities)	(40,518)	(664,598)
Thomas Cook Group PLC (Hotels, Restaurants & Leisure) (a)	(837,055)	(1,617,572)
Xaar PLC (Technology Hardware, Storage & Peripherals)	(26,420)	(122,465)
		(19,819,619)
Total Common Stocks Sold Short (Proceeds $159,370,250)		(132,617,487)

Exchange-Traded Fund Sold Short (0.2%)(f)
United States (0.2%)
iShares MSCI EAFE ETF (Capital Markets)	(12,161)	(744,496)

Total Exchange -Traded Fund Sold Short (Proceeds $746,451)		(744,496)

	Number of Rights
Rights Sold Short (0.0%)‡
Austria (0.0%)‡
Intercell A.G. (Biotechnology) (a)(b)(c)	(19,159)	(2)

Total Rights Sold Short (Proceeds $0)		(2)
Total Investments Sold Short (Proceeds $160,116,701)	(34.1)%	(133,361,985)
Total Investments, Net of Investments Sold Short (Cost $371,440,095)	101.4	396,579,646
Other Assets, Less Liabilities	(1.4)	(5,395,691)
Net Assets	100.0%	$391,183,955

	Contracts Long	Unrealized Appreciation (Depreciation)(g)
Futures Contracts (0.1%)

CHF Currency March 2015 (h)	27	$(199,215)
Total Futures Contracts Long (Notional Amount $3,688,200)		(199,215)

	Contracts Short

Euro FX Currency March 2015 (h)	(31)	196,746
Euro/CHF March 2015 (h)	(27)	(89,785)
Japanese Yen Currency March 2015 (h)	(72)	(137,942)
Total Futures Contracts Short (Notional Amount $15,528,538)		(30,981)
Total Futures Contracts (Notional Amount $11,840,338)		$(230,196)

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Illiquid security - As of January 31, 2015, the total market value of these securities was $(477,024), which represented (0.1)% of the Fund's net assets.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $(279,130), which represented (0.1)% of the Fund's net assets.
(d)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(f)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(h)	As of January 31, 2015, cash in the amount of $540,701 was on deposit with a broker for futures transactions.
(i)	As of January 31, 2015, cost was $534,212,986 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$31,967,052
Gross unrealized depreciation	(36,238,407)
Net unrealized depreciation	$(4,271,355)

The following abbreviation is used in the preceding pages:
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks (b)	$523,284,473	$—	$2,523	$523,286,996
Preferred Stocks	780,659	—	—	780,659
Rights	33,850	—	—	33,850
Short-Term Investment
Repurchase Agreement	—	5,840,126	—	5,840,126
Total Investments in Securities	524,098,982	5,840,126	2,523	529,941,631
Other Financial Instruments
Futures Contracts Short (c)	196,746	—	—	196,746
Total Investments in Securities and Other Financial Instruments	$524,295,728	$5,840,126	$2,523	$530,138,377

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short (d)	$(132,335,836)	$—	$(281,651)	$(132,617,487)
Exchange-Traded Fund Sold Short	(744,496)	—	—	(744,496)
Rights Sold Short (e)	—	—	(2)	(2)
Total Investments in Securities Sold Short	(133,080,332)	—	(281,653)	(133,361,985)
Other Financial Instruments
Futures Contracts Long (c)	(199,215)	—	—	(199,215)
Futures Contracts Short (c)	(227,727)	—	—	(227,727)
Total Other Financial Instruments	(426,942)	—	—	(426,942)
Total Investments in Securities Sold Short and Other Financial Instruments	$(133,507,274)	$—	$(281,653)	$(133,788,927)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $8 and $2,515 are held in Australia and Hong Kong, respectively, within the Common Stocks section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

(d)	The Level 3 securities valued at $(111,967) and $(169,684) are held in Australia and China, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(e)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of January 31, 2015, a foreign equity security with a market value of $(203,674) transferred from Level 1 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the value obtained for the security utilized significant observable inputs.

As of January 31, 2015, a foreign equity security with a market value of $(618,394) transferred from Level 3 to Level 1. The transfer occurred as a result of a change in the observable nature of the inputs. As of October 31, 2014, the fair value obtained for the security utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Common Stocks
Australia	$9	$-	$-	$(1)	$-	$-	$-	$-	$8	$(1)
Hong Kong	1,044	-	-	1,471	-	-	-	-	2,515	1,471
Preferred Stocks
United Kingdom	1,267	-	-	4	-	(1,271)	-		-	-
Common Stocks Sold Short
Australia	(3,910)	-	-	95,617	-	-	(203,674)	-	(111,967)	95,617
China	(788,015)	-	-	(63)	-	-	-	618,394	(169,684)	(63)
Spain	(613,028)	-	376,124	(168,585)	405,489	-	-	-	-	-
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(1,402,635)	$-	$376,124	$(71,557)	$405,489	$(1,271)	$(203,674)	$618,394	$(279,130)	$97,024

MainStay Moderate Allocation Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.7% †
Equity Funds 58.2%
MainStay Cushing MLP Premier Fund Class I	96,813	$2,028,234
MainStay Cushing Renaissance Advantage Fund Class I (a)	717,094	15,130,677
MainStay Cushing Royalty Energy Income Fund Class I	222,477	2,075,713
MainStay Emerging Markets Opportunities Fund Class I (a)	2,402,333	23,134,465
MainStay Epoch Global Choice Fund Class I (a)	1,045,094	20,086,711
MainStay Epoch U.S. All Cap Fund Class I (a)	1,387,865	38,887,980
MainStay ICAP Equity Fund Class I	767,122	37,987,876
MainStay ICAP International Fund Class I	946,799	31,140,204
MainStay International Equity Fund Class I	775,605	10,113,889
MainStay International Opportunities Fund Class I (a)	3,153,161	26,455,019
MainStay Large Cap Growth Fund Class I	3,890,495	40,149,906
MainStay MAP Fund Class I	1,203,720	51,820,139
MainStay Marketfield Fund Class I (b)	793,879	12,582,990
MainStay S&P 500 Index Fund Class I	192,354	8,888,661
MainStay U.S. Equity Opportunities Fund Class I (a)	5,977,365	49,193,716
MainStay U.S. Small Cap Fund Class I (a)	561,910	14,514,135
Total Equity Funds (Cost $322,537,330)		384,190,315

Fixed Income Funds 34.5%
MainStay Floating Rate Fund Class I	2,288,336	21,212,877
MainStay High Yield Corporate Bond Fund Class I	2,549,388	14,633,489
MainStay Indexed Bond Fund Class I	490,175	5,553,684
MainStay Short Duration High Yield Fund Class I (a)	2,158,753	21,263,721
MainStay Total Return Bond Fund Class I (a)	12,788,094	138,878,696
MainStay Unconstrained Bond Fund Class I	2,914,473	26,375,981
Total Fixed Income Funds (Cost $224,831,095)		227,918,448
Total Affiliated Investment Companies (Cost $547,368,425)		612,108,763

	Principal Amount
Short-Term Investment 7.3%
Repurchase Agreement 7.3%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $48,643,520 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $50,695,000 and a Market Value of $49,618,694)	$48,643,520	48,643,520
Total Short-Term Investment (Cost $48,643,520)		48,643,520
Total Investments (Cost $596,011,945) (c)	100.0%	660,752,283
Other Assets, Less Liabilities	(0.0)‡	(261,139)
Net Assets	100.0%	$660,491,144

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2015, cost was $601,201,935 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$69,080,914
Gross unrealized depreciation	(9,530,566)
Net unrealized appreciation	$59,550,348

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$384,190,315	$—	$—	$384,190,315
Fixed Income Funds	227,918,448	—	—	227,918,448
Short-Term Investment
Repurchase Agreement	—	48,643,520	—	48,643,520
Total Investments in Securities	$612,108,763	$48,643,520	$—	$660,752,283

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 92.6% †
Equity Funds 78.2%
MainStay Cushing MLP Premier Fund Class I	70,388	$1,474,629
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,077,006	22,724,829
MainStay Cushing Royalty Energy Income Fund Class I	161,746	1,509,092
MainStay Emerging Markets Opportunities Fund Class I (a)	2,977,198	28,670,413
MainStay Epoch Global Choice Fund Class I (a)	1,017,510	19,556,534
MainStay Epoch U.S. All Cap Fund Class I (a)	1,476,381	41,368,192
MainStay ICAP Equity Fund Class I	878,844	43,520,330
MainStay ICAP International Fund Class I	1,295,693	42,615,353
MainStay International Equity Fund Class I (a)	1,064,175	13,876,841
MainStay International Opportunities Fund Class I (a)	4,313,594	36,191,058
MainStay Large Cap Growth Fund Class I	5,169,185	53,345,985
MainStay MAP Fund Class I	1,481,906	63,796,060
MainStay Marketfield Fund Class I (b)	747,902	11,854,254
MainStay S&P 500 Index Fund Class I	203,298	9,394,404
MainStay U.S. Equity Opportunities Fund Class I (a)	7,349,513	60,486,488
MainStay U.S. Small Cap Fund Class I (a)	1,983,829	51,242,312
Total Equity Funds (Cost $413,895,874)		501,626,774

Fixed Income Funds 14.4%
MainStay Floating Rate Fund Class I	2,031,776	18,834,560
MainStay High Yield Corporate Bond Fund Class I	2,237,095	12,840,924
MainStay Short Duration High Yield Fund Class I (a)	2,049,156	20,184,182
MainStay Total Return Bond Fund Class I	1,379,877	14,985,465
MainStay Unconstrained Bond Fund Class I	2,830,565	25,616,615
Total Fixed Income Funds (Cost $91,807,493)		92,461,746
Total Affiliated Investment Companies (Cost $505,703,367)		594,088,520

	Principal Amount
Short-Term Investment 7.5%
Repurchase Agreement 7.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $48,115,921 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.96% and a maturity date of 11/7/22, with a Principal Amount of $50,145,000 and a Market Value of $49,080,372)	$48,115,921	48,115,921
Total Short-Term Investment (Cost $48,115,921)		48,115,921
Total Investments (Cost $553,819,288) (c)	100.1%	642,204,441
Other Assets, Less Liabilities	(0.1)	(372,195)
Net Assets	100.0%	$641,832,246

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of January 31, 2015, cost was $560,098,178 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$93,759,440
Gross unrealized depreciation	(11,653,177)
Net unrealized appreciation	$82,106,263

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$501,626,774	$—	$—	$501,626,774
Fixed Income Funds	92,461,746	—	—	92,461,746
Short-Term Investment
Repurchase Agreement	—	48,115,921	—	48,115,921
Total Investments in Securities	$594,088,520	$48,115,921	$—	$642,204,441

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 91.9% †
	Airport 3.2%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$572,515
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,212,160
	Niagara Frontier Transportation Authority, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	697,185
	Series A 5.00%, due 4/1/27 (a)	700,000	818,370
	Series A 5.00%, due 4/1/29 (a)	325,000	373,666
			3,673,896
	Development 17.4%
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	979,693
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,085,450
¤	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,123,470
	5.00%, due 8/1/42	1,000,000	1,116,390
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,156,810
¤	Dutchess County Local Development Corp., Revenue Bonds
	Series A 5.00%, due 7/1/34	500,000	574,655
	Series A 5.00%, due 7/1/44	1,250,000	1,414,863
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	537,125
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.50%, due 6/1/39	115,000	133,476
	New York City Industrial Development Agency, Liberty Interactive Corp., Revenue Bonds 5.00%, due 9/1/35	1,700,000	1,729,886
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,676,505
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,216,446
	Class 3 6.375%, due 7/15/49	545,000	624,014
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,181,076
	Class 3 5.00%, due 3/15/44	500,000	555,905
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,699,455
	Class 3 7.25%, due 11/15/44 (b)	500,000	615,470
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	600,000	706,074
	6.00%, due 12/1/42	520,000	619,798
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,165,660
			19,912,221
	Facilities 3.9%
¤	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,212,020
	Puerto Rico Public Buildings Authority, Revenue Bonds Series H, Insured: AMBAC 5.50%, due 7/1/16	500,000	513,595
	Territory of Guam, Unlimited General Obligation
	Series A 6.75%, due 11/15/29	1,000,000	1,158,410
	Series A 7.00%, due 11/15/39	500,000	591,730
			4,475,755
	General 20.4%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	750,000	839,093
¤	Guam Government, Revenue Bonds
	Series A 5.375%, due 12/1/24	1,000,000	1,120,030
	Series A 6.50%, due 11/1/40	2,000,000	2,466,840
¤	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A 5.25%, due 2/15/47	1,400,000	1,592,276
	Series A 5.75%, due 2/15/47	525,000	617,888
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	830,000	861,980
	Insured: AMBAC 5.00%, due 1/1/39	510,000	529,650
	Insured: GTY 6.375%, due 1/1/39	500,000	587,430
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,147,660
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: GTY (zero coupon), due 3/1/40	380,000	146,767
	Insured: GTY (zero coupon), due 3/1/44	500,000	162,230
	Insured: GTY (zero coupon), due 3/1/46	3,250,000	973,082
	Insured: GTY (zero coupon), due 3/1/47	1,115,000	321,165
	New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds Series F-1 5.00%, due 5/1/28	500,000	563,855
	New York City Transitional Finance Authority, Revenue Bonds 6.00%, due 7/15/38	500,000	583,675
	New York City Trust for Cultural Resources, American Museum National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,186,940
	New York City Trust for Cultural Resources, Lincoln Center, Revenue Bonds Series A-1 0.02%, due 12/1/35 (c)	600,000	600,000
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,005,060
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/16	100,000	102,719
	Series C, Insured: AMBAC 5.50%, due 7/1/17	860,000	884,699
	Series C, Insured: AMBAC 5.50%, due 7/1/18	980,000	1,008,577
	Series C, Insured: AMBAC 5.50%, due 7/1/24	400,000	411,652
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,218,250
	Territory of Guam, Section 30, Revenue Bonds Series A 5.75%, due 12/1/34	500,000	561,210
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,144,920
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds 5.00%, due 10/1/39	425,000	458,686
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	750,000	868,110
	Virgin Islands Public Finance Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/32	1,200,000	1,373,016
			23,337,460
	General Obligation 5.9%
	City of New York, Unlimited General Obligation Series H-5 0.12%, due 3/1/34 (c)	790,000	790,000
	Commonwealth of Puerto Rico, Public Improvement Project, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	250,000	251,575
	Insured: AGM 5.25%, due 7/1/20	200,000	211,428
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	500,000	528,535
	Series A, Insured: AGC 5.50%, due 7/1/29	160,000	173,728
	Nassau County, General Obligation Series A 4.00%, due 4/1/27	1,000,000	1,082,570
	Newburgh, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	551,325
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	1,220,000	1,217,938
	Suffolk County Industrial Development Agency, Westhampton Free Association Library, Revenue Bonds Insured: AMBAC 5.00%, due 6/15/17	315,000	337,280
	Town of Oyster Bay, NY, Public Improvement Project, General Obligation
	Series B 4.00%, due 12/1/20	100,000	111,463
	Series A, Insured: BAM 5.00%, due 1/15/28	500,000	591,765
	Village of Harrison, NY, Public Improvement, General Obligation
	5.00%, due 12/15/24	395,000	494,508
	5.00%, due 12/15/25	365,000	453,874
			6,795,989
	Higher Education 12.4%
	Cattaraugus County, NY, St. Bonaventure University, Revenue Bonds
	5.00%, due 5/1/39	365,000	402,172
	5.00%, due 5/1/44	1,200,000	1,318,260
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds Series A-1 5.00%, due 8/1/46	1,000,000	1,012,440
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,148,610
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,185,050
	Monroe County Industrial Development Corp., John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	382,915
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	486,583
	New York City Industrial Development Agency, Vaughn College of Aeronautics & Technology, Revenue Bonds Series B 5.25%, due 12/1/36	500,000	521,755
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,695,465
	New York State Dormitory Authority, New York University, Revenue Bonds Series A 5.25%, due 7/1/48	755,000	848,620
	New York State Dormitory Authority, The New School, Revenue Bonds 6.00%, due 7/1/50	1,500,000	1,774,965
	New York State Dormitory Authority, Touro College & University System, Revenue Bonds Series A 5.50%, due 1/1/39	1,350,000	1,568,551
	New York State Dormitory Authority, Yeshiva University, Revenue Bonds Insured: AMBAC 5.25%, due 7/1/18	200,000	200,160
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,085,670
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds 5.375%, due 9/1/41	500,000	577,420
			14,208,636
	Medical 9.2%
	Albany Industrial Development Agency, St. Peter's Hospital, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,535,310
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds Series A 5.00%, due 12/1/32	540,000	613,888
	Nassau County Local Economic Assistance Corp., Revenue Bonds 5.00%, due 7/1/34	250,000	289,092
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	679,914
	Series B 5.00%, due 7/1/32	390,000	441,944
¤	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center, Revenue Bonds 5.00%, due 7/1/41	2,000,000	2,268,260
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	1,039,952
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,702,020
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds
	4.50%, due 7/1/32	965,000	981,415
	5.00%, due 7/1/42	500,000	520,405
	Suffolk County Economic Development Corp., Revenue Bonds 5.00%, due 7/1/33	250,000	290,870
	Westchester County Healthcare Corp., Revenue Bonds Series A 4.50%, due 11/1/26	125,000	136,751
			10,499,821
	Nursing Homes 2.2%
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds Series A 5.00%, due 7/1/44	750,000	829,755
	Westchester County Local Development Corp., Kendal on Hudson Project, Revenue Bonds 5.00%, due 1/1/34	1,500,000	1,672,530
			2,502,285
	Power 0.3%
	Guam Power Authority, Revenue Bonds Series A, Insured: AGM 5.00%, due 10/1/30	175,000	205,890
	Puerto Rico Electric Power Authority, Revenue Bonds Series T, Insured: NATL-RE 5.00%, due 7/1/23	115,000	115,086
			320,976
	School District 0.7%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	729,671
	Moravia Central School District, General Obligation Insured: AGM 4.00%, due 6/15/37	10,000	10,382
			740,053
	Single Family Housing 1.6%
	New York State Mortgage Agency, Revenue Bonds Series 135 0.03%, due 4/1/37 (a)(c)	1,200,000	1,200,000
	Southampton Housing Authority, Revenue Bonds
	3.00%, due 5/15/32	165,000	166,831
	3.125%, due 5/15/35	315,000	308,943
	3.25%, due 5/15/37	200,000	198,424
			1,874,198
	Tobacco Settlement 6.4%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	812,782
¤	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	1,015,000	880,807
	Series A-3 5.125%, due 6/1/46	2,015,000	1,660,985
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	579,620
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	956,590
	Series B 5.375%, due 6/1/28	825,000	826,180
	TSASC, Inc., Revenue Bonds
	Series 1 5.00%, due 6/1/34	1,205,000	1,085,946
	Series 1 5.125%, due 6/1/42	645,000	561,872
			7,364,782
	Transportation 3.3%
	Metropolitan Transportation Authority, Revenue Bonds Series E 5.00%, due 11/15/42	890,000	1,020,812
	Port Authority of New York and New Jersey, Revenue Bonds Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,721,250
	Puerto Rico Highways & Transportation Authority, Revenue Bonds Series N, Insured: NATL-RE 5.25%, due 7/1/32	945,000	988,395
			3,730,457
	Utilities 3.2%
	Guam Government Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,403,394
¤	Long Island Power Authority, Revenue Bonds Series A 5.00%, due 9/1/44	2,000,000	2,300,460
			3,703,854
	Water 1.8%
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	872,258
	New York City Water And Sewer System, Revenue Bonds Series DD 5.00%, due 6/15/34	1,000,000	1,184,920
			2,057,178
	Total Municipal Bonds (Cost $97,729,456)		105,197,561

	Shares
Unaffiliated Investment Company 1.0%
New York 1.0%
Nuveen New York AMT-Free Municipal Income Fund	84,540	1,141,290

Total Unaffiliated Investment Company (Cost $1,146,025)		1,141,290
Total Investments (Cost $98,875,481) (f)	92.9%	106,338,851
Other Assets, Less Liabilities	7.1	8,107,350
Net Assets	100.0%	$114,446,201

	Contracts Short	Unrealized Appreciation (Depreciation) (d)
Futures Contracts (0.5%)
United States Treasury Note March 2015 (10 Year) (e)	(125)	$(621,363)
Total Futures Contracts (Notional Amount $16,359,375)		$(621,363)

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2015.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(e)	As of January 31, 2015, cash in the amount of $168,750 was on deposit with a broker for futures transactions.
(f)	As of January 31, 2015, cost was $98,877,167 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,515,863
Gross unrealized depreciation	(54,179)
Net unrealized appreciation	$7,461,684

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
GTY	—Assured Guaranty Corp.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$105,197,561	$—	$105,197,561
Unaffiliated Investment Company	1,141,290	—	—	1,141,290
Total Investments in Securities	$1,141,290	$105,197,561	$—	$106,338,851

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short (b)	$(621,363)	$—	$—	$(621,363)
Total Other Financial Instruments	$(621,363)	$—	$—	$(621,363)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.9% †
Equity Funds 28.5%
MainStay Common Stock Fund Class I	162,415	$3,124,857
MainStay Epoch International Small Cap Fund Class I	37,878	758,319
MainStay Epoch U.S. All Cap Fund Class I	108,134	3,029,924
MainStay ICAP Equity Fund Class I	44,803	2,218,664
MainStay ICAP International Fund Class I	52,227	1,717,743
MainStay International Equity Fund Class I	59,611	777,327
MainStay Large Cap Growth Fund Class I	282,632	2,916,758
MainStay MAP Fund Class I	72,414	3,117,434
MainStay S&P 500 Index Fund Class I	50,599	2,338,172
Total Equity Funds (Cost $15,301,911)		19,999,198

Fixed Income Funds 53.4%
MainStay High Yield Corporate Bond Fund Class I	319,799	1,835,648
MainStay Indexed Bond Fund Class I (a)	1,333,799	15,111,938
MainStay Short Duration High Yield Fund Class I	327,421	3,225,097
MainStay Total Return Bond Fund Class I	1,589,959	17,266,955
Total Fixed Income Funds (Cost $36,908,020)		37,439,638
Total Affiliated Investment Companies (Cost $52,209,931)		57,438,836

Unaffiliated Investment Companies 10.5%
Equity Funds 4.7%
Guggenheim China Small Cap ETF	11,997	304,124
iShares MSCI All Country Asia ex-Japan ETF	10,013	619,905
iShares MSCI Frontier 100 ETF	3,459	103,389
iShares MSCI Philippines ETF	2,488	101,585
iShares MSCI Poland Capped ETF	1,203	27,910
iShares Russell 2000 Index ETF	14,952	1,729,946
Market Vectors Africa Index ETF	3,545	89,015
SPDR S&P Emerging Markets Small Cap ETF	7,841	344,220
Total Equity Funds (Cost $3,285,260)		3,320,094

Fixed Income Funds 5.8%
Market Vectors Emerging Markets Local Currency Bond ETF	21,752	460,707
Vanguard Short-Term Inflation-Protected Securities ETF	73,532	3,583,215
Total Fixed Income Funds (Cost $4,167,222)		4,043,922
Total Unaffiliated Investment Companies (Cost $7,452,482)		7,364,016

	Principal Amount
Short-Term Investment 7.0%
Repurchase Agreement 7.0%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $4,910,844 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $5,060,000 and a Market Value of $5,010,301)	$4,910,844	4,910,844
Total Short-Term Investment (Cost $4,910,844)		4,910,844

Total Investments (Cost $64,573,257) (b)	99.4%	69,713,696
Other Assets, Less Liabilities	0.6	388,764
Net Assets	100.0%	$70,102,460

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2015, cost was $65,097,393 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$5,426,328
Gross unrealized depreciation	(810,025)
Net unrealized appreciation	$4,616,303

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$19,999,198	$—	$—	$19,999,198
Fixed Income Funds	37,439,638	—	—	37,439,638
Total Affiliated Investment Companies	57,438,836	—	—	57,438,836
Unaffiliated Investment Companies
Equity Funds	3,320,094	—	—	3,320,094
Fixed Income Funds	4,043,922	—	—	4,043,922
Total Unaffiliated Investment Companies	7,364,016	—	—	7,364,016
Short-Term Investment
Repurchase Agreement	—	4,910,844	—	4,910,844
Total Investments in Securities	$64,802,852	$4,910,844	$—	$69,713,696

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.2% †
Equity Funds 46.0%
MainStay Common Stock Fund Class I (a)	604,656	$11,633,579
MainStay Epoch International Small Cap Fund Class I	159,550	3,194,183
MainStay Epoch U.S. All Cap Fund Class I	397,407	11,135,337
MainStay ICAP Equity Fund Class I	171,004	8,468,130
MainStay ICAP International Fund Class I	264,415	8,696,596
MainStay International Equity Fund Class I	296,792	3,870,166
MainStay Large Cap Growth Fund Class I	1,032,070	10,650,958
MainStay MAP Fund Class I	269,376	11,596,633
MainStay S&P 500 Index Fund Class I	189,258	8,745,592
Total Equity Funds (Cost $63,523,756)		77,991,174
Fixed Income Funds 35.2%
MainStay High Yield Corporate Bond Fund Class I	172,337	989,214
MainStay Indexed Bond Fund Class I	1,180,120	13,370,760
MainStay Short Duration High Yield Fund Class I	774,951	7,633,263
MainStay Total Return Bond Fund Class I	3,475,762	37,746,773
Total Fixed Income Funds (Cost $59,068,110)		59,740,010
Total Affiliated Investment Companies (Cost $122,591,866)		137,731,184

Unaffiliated Investment Companies 11.3%
Equity Funds 6.8%
Guggenheim China Small Cap ETF	38,069	965,049
iShares MSCI All Country Asia ex-Japan ETF	35,625	2,205,544
iShares MSCI Frontier 100 ETF	10,679	319,195
iShares MSCI Philippines ETF	8,477	346,116
iShares MSCI Poland Capped ETF	4,434	102,869
iShares Russell 2000 Index ETF	52,544	6,079,341
Market Vectors Africa Index ETF	12,454	312,720
SPDR S&P Emerging Markets Small Cap ETF	26,047	1,143,463
Total Equity Funds (Cost $10,765,751)		11,474,297
Fixed Income Funds 4.5%
Market Vectors Emerging Markets Local Currency Bond ETF	12,059	255,410
Vanguard Short-Term Inflation-Protected Securities ETF	152,320	7,422,553
Total Fixed Income Funds (Cost $7,797,609)		7,677,963
Total Unaffiliated Investment Companies (Cost $18,563,360)		19,152,260

	Principal Amount
Short-Term Investment 7.5%
Repurchase Agreement 7.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $12,796,020 (Collateralized by Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $13,185,000 and a Market Value of $13,055,497)	$12,796,020	12,796,020
Total Short-Term Investment (Cost $12,796,020)		12,796,020

Total Investments (Cost $153,951,246) (b)	100.0%	169,679,464
Other Assets, Less Liabilities	0.0 ‡	52,338
Net Assets	100.0%	$169,731,802

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2015, cost was $155,011,782 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$16,245,345
Gross unrealized depreciation	(1,577,663)
Net unrealized appreciation	$14,667,682

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$77,991,174	$—	$—	$77,991,174
Fixed Income Funds	59,740,010	—	—	59,740,010
Total Affiliated Investment Companies	137,731,184	—	—	137,731,184
Unaffiliated Investment Companies
Equity Funds	11,474,297	—	—	11,474,297
Fixed Income Funds	7,677,963	—	—	7,677,963
Total Unaffiliated Investment Companies	19,152,260	—	—	19,152,260
Short-Term Investment
Repurchase Agreement	—	12,796,020	—	12,796,020
Total Investments in Securities	$156,883,444	$12,796,020	$—	$169,679,464

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2030 Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.5% †
Equity Funds 61.5%
MainStay Common Stock Fund Class I (a)	1,049,870	$20,199,491
MainStay Epoch International Small Cap Fund Class I (a)	288,215	5,770,068
MainStay Epoch U.S. All Cap Fund Class I	694,503	19,459,963
MainStay ICAP Equity Fund Class I	298,941	14,803,582
MainStay ICAP International Fund Class I	506,223	16,649,668
MainStay International Equity Fund Class I	568,659	7,415,318
MainStay Large Cap Growth Fund Class I	1,779,983	18,369,426
MainStay MAP Fund Class I	468,557	20,171,372
MainStay S&P 500 Index Fund Class I	332,363	15,358,474
Total Equity Funds (Cost $115,968,260)		138,197,362

Fixed Income Funds 20.0%
MainStay Floating Rate Fund Class I	10,997	101,941
MainStay High Yield Corporate Bond Fund Class I	205,862	1,181,645
MainStay Short Duration High Yield Fund Class I	1,031,973	10,164,933
MainStay Total Return Bond Fund Class I	3,075,400	33,398,843
Total Fixed Income Funds (Cost $44,705,174)		44,847,362
Total Affiliated Investment Companies (Cost $160,673,434)		183,044,724

Unaffiliated Investment Companies 10.9%
Equity Funds 9.2%
Guggenheim China Small Cap ETF	61,225	1,552,054
iShares MSCI All Country Asia ex-Japan ETF	57,368	3,551,653
iShares MSCI Frontier 100 ETF	17,125	511,866
iShares MSCI Philippines ETF	13,526	552,267
iShares MSCI Poland Capped ETF	7,441	172,631
iShares Russell 2000 Index ETF	104,063	12,040,089
Market Vectors Africa Index ETF	19,977	501,622
SPDR S&P Emerging Markets Small Cap ETF	41,922	1,840,376
Total Equity Funds (Cost $18,595,398)		20,722,558

Fixed Income Funds 1.7%
Market Vectors Emerging Markets Local Currency Bond ETF	78,971	1,672,606
Vanguard Short-Term Inflation-Protected Securities ETF	42,862	2,088,665
Total Fixed Income Funds (Cost $3,879,909)		3,761,271
Total Unaffiliated Investment Companies (Cost $22,475,307)		24,483,829

	Principal Amount
Short-Term Investment 7.7%
Repurchase Agreement 7.7%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $17,400,266 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $17,925,000 and a Market Value of $17,748,941)	$17,400,266	17,400,266
Total Short-Term Investment (Cost $17,400,266)		17,400,266
Total Investments (Cost $200,549,007) (b)	100.1%	224,928,819
Other Assets, Less Liabilities	(0.1)	(241,786)
Net Assets	100.0%	$224,687,033

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2015, cost was $202,245,066 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$25,114,843
Gross unrealized depreciation	(2,431,090)
Net unrealized appreciation	$22,683,753

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$138,197,362	$—	$—	$138,197,362
Fixed Income Funds	44,847,362	—	—	44,847,362
Total Affiliated Investment Companies	183,044,724	—	—	183,044,724
Unaffiliated Investment Companies
Equity Funds	20,722,558	—	—	20,722,558
Fixed Income Funds	3,761,271	—	—	3,761,271
Total Unaffiliated Investment Companies	24,483,829	—	—	24,483,829
Short-Term Investment
Repurchase Agreement	—	17,400,266	—	17,400,266
Total Investments in Securities	$207,528,553	$17,400,266	$—	$224,928,819

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 78.2% †
Equity Funds 69.8%
MainStay Common Stock Fund Class I (a)	876,010	$16,854,431
MainStay Epoch International Small Cap Fund Class I (a)	262,087	5,246,982
MainStay Epoch U.S. All Cap Fund Class I	580,902	16,276,874
MainStay ICAP Equity Fund Class I	244,904	12,127,634
MainStay ICAP International Fund Class I	466,880	15,355,697
MainStay International Equity Fund Class I	532,832	6,948,130
MainStay Large Cap Growth Fund Class I	1,522,114	15,708,215
MainStay MAP Fund Class I	388,711	16,734,008
MainStay S&P 500 Index Fund Class I	285,417	13,189,100
Total Equity Funds (Cost $104,224,400)		118,441,071
Fixed Income Funds 8.4%
MainStay Short Duration High Yield Fund Class I	617,879	6,086,108
MainStay Total Return Bond Fund Class I	742,655	8,065,237
Total Fixed Income Funds (Cost $14,136,970)		14,151,345
Total Affiliated Investment Companies (Cost $118,361,370)		132,592,416

Unaffiliated Investment Companies 14.1%
Equity Funds 12.8%
Guggenheim China Small Cap ETF	52,476	1,330,267
iShares MSCI All Country Asia ex-Japan ETF	49,174	3,044,362
iShares MSCI Frontier 100 ETF	14,713	439,771
iShares MSCI Philippines ETF	11,596	473,465
iShares MSCI Poland Capped ETF	6,360	147,552
iShares Russell 2000 Index ETF	123,611	14,301,793
Market Vectors Africa Index ETF	17,126	430,034
SPDR S&P Emerging Markets Small Cap ETF	35,933	1,577,459
Total Equity Funds (Cost $18,838,954)		21,744,703
Fixed Income Funds 1.3%
Market Vectors Emerging Markets Local Currency Bond ETF	41,361	876,026
Vanguard Short-Term Inflation-Protected Securities ETF	26,910	1,311,324
Total Fixed Income Funds (Cost $2,195,261)		2,187,350
Total Unaffiliated Investment Companies (Cost $21,034,215)		23,932,053

	Principal Amount
Short-Term Investment 7.9%
Repurchase Agreement 7.9%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $13,461,032 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $14,115,000 and a Market Value of $13,730,366)	$13,461,032	13,461,032
Total Short-Term Investment (Cost $13,461,032)		13,461,032

Total Investments (Cost $152,856,617) (b)	100.2%	169,985,501
Other Assets, Less Liabilities	(0.2)	(337,974)
Net Assets	100.0%	$169,647,527

†	Percentages indicated are based on Fund net assets.
(a)	As of January 31, 2015, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2015, cost was $154,123,637 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$17,609,029
Gross unrealized depreciation	(1,747,165)
Net unrealized appreciation	$15,861,864

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$118,441,071	$—	$—	$118,441,071
Fixed Income Funds	14,151,345	—	—	14,151,345
Total Affiliated Investment Companies	132,592,416	—	—	132,592,416
Unaffiliated Investment Companies
Equity Funds	21,744,703	—	—	21,744,703
Fixed Income Funds	2,187,350	—	—	2,187,350
Total Unaffiliated Investment Companies	23,932,053	—	—	23,932,053
Short-Term Investment
Repurchase Agreement	—	13,461,032	—	13,461,032
Total Investments in Securities	$156,524,469	$13,461,032	$—	$169,985,501

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2050 Fund

Portfolio of Investments January 31, 2015 (Unaudited)

	Shares	Value
Affiliated Investment Companies 77.2% †
Equity Funds 72.4%
MainStay Common Stock Fund Class I (a)	391,027	$7,523,368
MainStay Epoch International Small Cap Fund Class I	129,142	2,585,423
MainStay Epoch U.S. All Cap Fund Class I	321,441	9,006,767
MainStay ICAP Equity Fund Class I	82,790	4,099,757
MainStay ICAP International Fund Class I	236,289	7,771,544
MainStay International Equity Fund Class I	266,789	3,478,930
MainStay Large Cap Growth Fund Class I	943,180	9,733,616
MainStay MAP Fund Class I	161,660	6,959,459
MainStay S&P 500 Index Fund Class I	114,198	5,277,111
Total Equity Funds (Cost $47,639,171)		56,435,975

Fixed Income Funds 4.8%
MainStay Short Duration High Yield Fund Class I	219,116	2,158,293
MainStay Total Return Bond Fund Class I	141,318	1,534,717
Total Fixed Income Funds (Cost $3,692,699)		3,693,010
Total Affiliated Investment Companies (Cost $51,331,870)		60,128,985

Unaffiliated Investment Companies 15.2%
Equity Funds 14.3%
Guggenheim China Small Cap ETF	24,826	629,339
iShares MSCI All Country Asia ex-Japan ETF	23,097	1,429,936
iShares MSCI Frontier 100 ETF	6,911	206,570
iShares MSCI Philippines ETF	5,481	223,789
iShares MSCI Poland Capped ETF	2,771	64,287
iShares Russell 2000 Index ETF	66,454	7,688,728
Market Vectors Africa Index ETF	8,000	200,880
SPDR S&P Emerging Markets Small Cap ETF	16,910	742,349
Total Equity Funds (Cost $9,023,318)		11,185,878

Fixed Income Funds 0.9%
Market Vectors Emerging Markets Local Currency Bond ETF	5,115	108,336
Vanguard Short-Term Inflation-Protected Securities ETF	11,788	574,429
Total Fixed Income Funds (Cost $680,801)		682,765
Total Unaffiliated Investment Companies (Cost $9,704,119)		11,868,643

	Principal Amount
Short-Term Investment 7.8%
Repurchase Agreement 7.8%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $6,060,867 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 2.00% and a maturity date of 1/30/23, with a Principal Amount of $6,360,000 and a Market Value of $6,186,690)	$6,060,867	6,060,867
Total Short-Term Investment (Cost $6,060,867)		6,060,867
Total Investments (Cost $67,096,856) (b)	100.2%	78,058,495
Other Assets, Less Liabilities	(0.2)	(140,326)
Net Assets	100.0%	$77,918,169

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of January 31, 2015, cost was $68,003,923 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,148,941
Gross unrealized depreciation	(1,094,369)
Net unrealized appreciation	$10,054,572

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$56,435,975	$—	$—	$56,435,975
Fixed Income Funds	3,693,010	—	—	3,693,010
Total Affiliated Investment Companies	60,128,985	—	—	60,128,985
Unaffiliated Investment Companies
Equity Funds	11,185,878	—	—	11,185,878
Fixed Income Funds	682,765	—	—	682,765
Total Unaffiliated Investment Companies	11,868,643	—	—	11,868,643
Short-Term Investment
Repurchase Agreement	—	6,060,867	—	6,060,867
Total Investments in Securities	$71,997,628	$6,060,867	$—	$78,058,495

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 99.2% †
	Aerospace & Defense 2.7%
	Boeing Co. (The)	73,544	$10,691,091
	General Dynamics Corp.	34,921	4,651,826
	Honeywell International, Inc.	86,827	8,488,208
	L-3 Communications Holdings, Inc.	9,477	1,166,808
	Lockheed Martin Corp.	29,825	5,618,135
	Northrop Grumman Corp.	22,297	3,499,514
	Precision Castparts Corp.	15,862	3,173,986
	Raytheon Co.	34,354	3,437,118
	Rockwell Collins, Inc.	14,851	1,271,543
	Textron, Inc.	30,899	1,315,062
	United Technologies Corp.	94,055	10,795,633
			54,108,924
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	16,270	1,158,749
	Expeditors International of Washington, Inc.	21,859	954,801
	FedEx Corp.	29,219	4,941,225
	United Parcel Service, Inc. Class B	77,316	7,641,914
			14,696,689
	Airlines 0.4%
	Delta Air Lines, Inc.	93,204	4,409,481
	Southwest Airlines Co.	75,750	3,422,385
			7,831,866
	Auto Components 0.4%
	BorgWarner, Inc.	25,019	1,351,276
	Delphi Automotive PLC	32,842	2,257,231
	Goodyear Tire & Rubber Co. (The)	30,362	735,975
	Johnson Controls, Inc.	73,895	3,433,900
			7,778,382
	Automobiles 0.6%
	Ford Motor Co.	426,907	6,279,802
	General Motors Co.	149,703	4,883,312
	Harley-Davidson, Inc.	23,767	1,466,424
			12,629,538
	Banks 5.5%
	Bank of America Corp.	1,166,511	17,672,642
	BB&T Corp.	79,574	2,808,166
	Citigroup, Inc.	336,039	15,777,031
	Comerica, Inc.	20,105	834,357
	Fifth Third Bancorp	92,226	1,595,510
	Huntington Bancshares, Inc.	90,329	905,097
¤	JPMorgan Chase & Co.	414,650	22,548,667
	KeyCorp	96,942	1,259,277
	M&T Bank Corp.	14,655	1,658,360
	PNC Financial Services Group, Inc.	58,368	4,934,431
	Regions Financial Corp.	152,725	1,328,707
	SunTrust Banks, Inc.	57,842	2,222,290
	U.S. Bancorp	198,484	8,318,464
¤	Wells Fargo & Co.	523,636	27,187,181
	Zions Bancorp.	22,369	535,961
			109,586,141
	Beverages 2.2%
	Brown-Forman Corp. Class B	17,466	1,552,204
	Coca-Cola Co. (The)	437,268	18,002,324
	Coca-Cola Enterprises, Inc.	24,972	1,051,321
	Constellation Brands, Inc. Class A (a)	18,692	2,064,531
	Dr. Pepper Snapple Group, Inc.	21,699	1,676,682
	Molson Coors Brewing Co. Class B	17,675	1,342,063
	Monster Beverage Corp. (a)	15,894	1,858,803
	PepsiCo., Inc.	166,008	15,568,230
			43,116,158
	Biotechnology 3.1%
	Alexion Pharmaceuticals, Inc. (a)	21,994	4,030,181
	Amgen, Inc.	84,376	12,847,090
	Biogen Idec, Inc. (a)	26,195	10,194,046
	Celgene Corp. (a)	88,488	10,544,230
	Gilead Sciences, Inc. (a)	167,345	17,542,776
	Regeneron Pharmaceuticals, Inc. (a)	8,233	3,430,362
	Vertex Pharmaceuticals, Inc. (a)	26,679	2,938,425
			61,527,110
	Building Products 0.1%
	Allegion PLC	10,623	573,748
	Masco Corp.	39,243	974,796
			1,548,544
	Capital Markets 2.2%
	Affiliated Managers Group, Inc. (a)	6,108	1,255,316
	Ameriprise Financial, Inc.	20,469	2,557,397
	Bank of New York Mellon Corp. (The)	125,110	4,503,960
	BlackRock, Inc.	14,130	4,811,406
	Charles Schwab Corp. (The)	126,808	3,294,472
	E*TRADE Financial Corp. (a)	31,570	727,689
	Franklin Resources, Inc.	43,550	2,244,131
	Goldman Sachs Group, Inc. (The)	44,930	7,746,381
	Invesco, Ltd.	47,820	1,756,429
	Legg Mason, Inc.	11,268	624,698
	Morgan Stanley	169,300	5,724,033
	Northern Trust Corp.	24,689	1,614,167
	State Street Corp.	46,099	3,296,539
	T. Rowe Price Group, Inc.	28,772	2,264,932
			42,421,550
	Chemicals 2.4%
	Air Products & Chemicals, Inc.	21,196	3,086,350
	Airgas, Inc.	7,299	822,159
	CF Industries Holdings, Inc.	5,491	1,676,842
	Dow Chemical Co. (The)	122,886	5,549,532
	E.I. du Pont de Nemours & Co.	100,489	7,155,822
	Eastman Chemical Co.	16,602	1,176,916
	Ecolab, Inc.	29,812	3,093,591
	FMC Corp.	14,653	842,548
	International Flavors & Fragrances, Inc.	8,959	950,639
	LyondellBasell Industries, N.V. Class A	46,094	3,645,574
	Monsanto Co.	53,695	6,334,936
	Mosaic Co. (The)	35,205	1,714,131
	PPG Industries, Inc.	15,309	3,412,070
	Praxair, Inc.	32,361	3,902,413
	Sherwin-Williams Co. (The)	9,052	2,455,536
	Sigma-Aldrich Corp.	13,158	1,809,488
			47,628,547
	Commercial Services & Supplies 0.4%
	ADT Corp. (The)	19,297	663,817
	Cintas Corp.	10,681	840,595
	Pitney Bowes, Inc.	22,205	532,476
	Republic Services, Inc.	27,922	1,107,945
	Stericycle, Inc. (a)	9,421	1,236,883
	Tyco International PLC	46,758	1,908,194
	Waste Management, Inc.	47,238	2,429,450
			8,719,360
	Communications Equipment 1.6%
	Cisco Systems, Inc.	567,212	14,954,544
	F5 Networks, Inc. (a)	8,184	913,498
	Harris Corp.	11,582	777,500
	Juniper Networks, Inc.	42,704	970,662
	Motorola Solutions, Inc.	23,695	1,478,805
	QUALCOMM, Inc.	184,420	11,518,873
			30,613,882
	Construction & Engineering 0.1%
	Fluor Corp.	17,329	928,661
	Jacobs Engineering Group, Inc. (a)	14,477	551,574
	Quanta Services, Inc. (a)	23,733	628,450
			2,108,685
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	6,713	723,259
	Vulcan Materials Co.	14,609	1,030,080
			1,753,339
	Consumer Finance 0.8%
	American Express Co.	98,701	7,964,183
	Capital One Financial Corp.	61,670	4,514,861
	Discover Financial Services	50,302	2,735,423
	Navient Corp.	45,503	898,229
			16,112,696
	Containers & Packaging 0.2%
	Avery Dennison Corp.	9,847	514,703
	Ball Corp.	15,188	961,856
	MeadWestvaco Corp.	18,591	934,755
	Owens-Illinois, Inc. (a)	18,137	423,499
	Sealed Air Corp.	23,439	949,280
			3,784,093
	Distributors 0.1%
	Genuine Parts Co.	16,972	1,577,378

	Diversified Consumer Services 0.1%
	H&R Block, Inc.	30,042	1,029,840

	Diversified Financial Services 2.1%
¤	Berkshire Hathaway, Inc. Class B (a)	202,273	29,109,107
	CME Group, Inc.	34,922	2,978,847
	Intercontinental Exchange, Inc.	12,542	2,580,266
	Leucadia National Corp.	35,104	795,808
	McGraw Hill Financial, Inc.	30,115	2,693,486
	Moody's Corp.	20,547	1,876,557
	NASDAQ OMX Group, Inc. (The)	12,707	579,439
			40,613,510
	Diversified Telecommunication Services 2.3%
	AT&T, Inc.	575,355	18,940,687
	CenturyLink, Inc.	63,039	2,343,160
	Frontier Communications Corp.	109,869	737,770
	Level 3 Communications, Inc. (a)	30,712	1,527,615
	Verizon Communications, Inc.	460,298	21,040,221
	Windstream Holdings, Inc.	65,525	520,924
			45,110,377
	Electric Utilities 1.9%
	American Electric Power Co., Inc.	53,931	3,387,406
	Duke Energy Corp.	78,455	6,836,569
	Edison International	36,140	2,462,941
	Entergy Corp.	20,019	1,751,863
	Exelon Corp.	94,885	3,419,655
	FirstEnergy Corp.	46,675	1,882,403
	NextEra Energy, Inc.	48,416	5,288,964
	Northeast Utilities	35,140	1,953,081
	Pepco Holdings, Inc.	27,914	766,239
	Pinnacle West Capital Corp.	12,091	848,546
	PPL Corp.	73,406	2,605,913
	Southern Co. (The)	99,810	5,062,363
	Xcel Energy, Inc.	55,869	2,096,764
			38,362,707
	Electrical Equipment 0.5%
	AMETEK, Inc.	27,167	1,301,299
	Eaton Corp. PLC	52,673	3,323,140
	Emerson Electric Co.	76,939	4,380,907
	Rockwell Automation, Inc.	15,061	1,640,444
			10,645,790
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp. Class A	34,326	1,843,649
	Corning, Inc.	142,725	3,392,573
	FLIR Systems, Inc.	15,685	473,687
	TE Connectivity, Ltd.	45,112	2,994,986
			8,704,895
	Energy Equipment & Services 1.3%
	Baker Hughes, Inc.	48,179	2,793,900
	Cameron International Corp. (a)	21,901	980,727
	Diamond Offshore Drilling, Inc.	7,639	240,858
	Ensco PLC Class A	25,679	720,039
	FMC Technologies, Inc. (a)	26,008	974,780
	Halliburton Co.	94,036	3,760,500
	Helmerich & Payne, Inc.	11,949	711,683
	Nabors Industries, Ltd.	31,993	368,239
	National Oilwell Varco, Inc.	47,761	2,599,631
	Noble Corp. PLC	27,855	451,808
	Schlumberger, Ltd.	142,734	11,759,854
	Transocean, Ltd.	37,264	607,403
			25,969,422
	Food & Staples Retailing 2.5%
	Costco Wholesale Corp.	48,545	6,941,449
	CVS Health Corp.	127,160	12,482,026
	Kroger Co. (The)	54,473	3,761,361
	Sysco Corp.	65,210	2,554,276
	Wal-Mart Stores, Inc.	175,187	14,887,391
	Walgreens Boots Alliance, Inc.	96,685	7,130,519
	Whole Foods Market, Inc.	39,940	2,080,674
			49,837,696
	Food Products 1.6%
	Archer-Daniels-Midland Co.	71,363	3,327,657
	Campbell Soup Co.	19,743	903,045
	ConAgra Foods, Inc.	47,123	1,669,568
	General Mills, Inc.	66,969	3,514,533
	Hershey Co. (The)	16,466	1,682,990
	Hormel Foods Corp.	14,796	757,851
	J.M. Smucker Co. (The)	11,256	1,161,056
	Kellogg Co.	27,961	1,833,682
	Keurig Green Mountain, Inc.	13,467	1,650,516
	Kraft Foods Group, Inc.	65,504	4,280,031
	McCormick & Co., Inc.	14,521	1,036,654
	Mead Johnson Nutrition Co.	22,410	2,207,161
	Mondelez International, Inc. Class A	186,341	6,566,657
	Tyson Foods, Inc. Class A	32,486	1,268,254
			31,859,655
	Gas Utilities 0.0%‡
	AGL Resources, Inc.	13,059	736,266

	Health Care Equipment & Supplies 2.2%
	Abbott Laboratories	167,099	7,479,351
	Baxter International, Inc.	59,955	4,215,436
	Becton, Dickinson & Co.	21,208	2,928,401
	Boston Scientific Corp. (a)	146,770	2,173,664
	C.R. Bard, Inc.	8,251	1,411,168
	CareFusion Corp. (a)	22,427	1,329,921
	DENTSPLY International, Inc.	15,687	784,742
	Edwards Lifesciences Corp. (a)	11,866	1,487,403
	Intuitive Surgical, Inc. (a)	4,021	1,988,304
	Medtronic PLC	157,196	11,223,808
	St. Jude Medical, Inc.	31,714	2,089,001
	Stryker Corp.	33,064	3,010,477
	Varian Medical Systems, Inc. (a)	11,028	1,020,752
	Zimmer Holdings, Inc.	18,786	2,105,911
			43,248,339
	Health Care Providers & Services 2.4%
	Aetna, Inc.	39,205	3,599,803
	AmerisourceBergen Corp.	23,045	2,190,427
	Anthem, Inc.	29,989	4,047,315
	Cardinal Health, Inc.	36,834	3,064,220
	Cigna Corp.	29,166	3,115,804
	DaVita HealthCare Partners, Inc. (a)	18,993	1,425,615
	Express Scripts Holding Co. (a)	81,407	6,570,359
	HCA Holdings, Inc. (a)	10,763	762,020
	Humana, Inc.	16,975	2,485,819
	Laboratory Corporation of America Holdings (a)	9,400	1,078,932
	McKesson Corp.	25,721	5,469,571
	Patterson Cos., Inc.	9,168	459,225
	Quest Diagnostics, Inc.	15,982	1,135,841
	Tenet Healthcare Corp. (a)	10,905	461,063
	UnitedHealth Group, Inc.	106,463	11,311,694
	Universal Health Services, Inc. Class B	10,086	1,034,118
			48,211,826
	Health Care Technology 0.1%
	Cerner Corp. (a)	33,557	2,226,507

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	49,792	2,188,856
	Chipotle Mexican Grill, Inc. (a)	3,435	2,438,300
	Darden Restaurants, Inc.	13,756	844,343
	Marriott International, Inc. Class A	23,555	1,754,848
	McDonald's Corp.	107,951	9,978,991
	Royal Caribbean Cruises, Ltd.	18,392	1,389,516
	Starbucks Corp.	83,004	7,265,340
	Starwood Hotels & Resorts Worldwide, Inc.	19,743	1,420,904
	Wyndham Worldwide Corp.	13,837	1,159,402
	Wynn Resorts, Ltd.	8,882	1,314,092
	Yum! Brands, Inc.	48,608	3,513,386
			33,267,978
	Household Durables 0.5%
	D.R. Horton, Inc.	36,666	899,050
	Garmin, Ltd.	13,520	707,907
	Harman International Industries, Inc.	7,430	963,151
	Leggett & Platt, Inc.	15,174	646,868
	Lennar Corp. Class A	19,373	870,042
	Mohawk Industries, Inc. (a)	6,845	1,129,699
	Newell Rubbermaid, Inc.	30,269	1,116,018
	PulteGroup, Inc.	37,902	780,402
	Whirlpool Corp.	8,629	1,717,861
			8,830,998
	Household Products 1.9%
	Clorox Co. (The)	14,179	1,513,041
	Colgate-Palmolive Co.	94,910	6,408,323
	Kimberly-Clark Corp.	41,338	4,462,850
¤	Procter & Gamble Co. (The)	299,726	25,263,905
			37,648,119
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp. (The)	73,568	899,001
	NRG Energy, Inc.	37,349	921,026
			1,820,027
	Industrial Conglomerates 2.3%
	3M Co.	71,162	11,549,593
	Danaher Corp.	67,812	5,586,353
¤	General Electric Co.	1,113,905	26,611,190
	Roper Industries, Inc.	11,110	1,714,717
			45,461,853
	Insurance 2.6%
	ACE, Ltd.	36,797	3,972,604
	Aflac, Inc.	49,980	2,852,859
	Allstate Corp. (The)	46,525	3,246,980
	American International Group, Inc.	155,282	7,588,631
	Aon PLC	31,628	2,848,101
	Assurant, Inc.	7,992	507,572
	Chubb Corp. (The)	26,157	2,560,770
	Cincinnati Financial Corp.	16,202	818,363
	Genworth Financial, Inc. Class A (a)	54,335	379,258
	Hartford Financial Services Group, Inc. (The)	47,485	1,847,167
	Lincoln National Corp.	28,833	1,441,073
	Loews Corp.	33,107	1,266,674
	Marsh & McLennan Cos., Inc.	60,175	3,235,610
	MetLife, Inc.	126,285	5,872,253
	Principal Financial Group, Inc.	30,097	1,412,452
	Progressive Corp. (The)	59,503	1,544,103
	Prudential Financial, Inc.	50,894	3,861,837
	Torchmark Corp.	14,105	706,237
	Travelers Cos., Inc. (The)	36,759	3,779,560
	Unum Group	28,168	874,898
	XL Group PLC	28,488	982,551
			51,599,553
	Internet & Catalog Retail 1.3%
	Amazon.com, Inc. (a)	42,113	14,930,322
	Expedia, Inc.	10,968	942,480
	Netflix, Inc. (a)	6,644	2,935,319
	Priceline Group, Inc. (The) (a)	5,794	5,848,927
	TripAdvisor, Inc. (a)	12,179	816,115
			25,473,163
	Internet Software & Services 3.3%
	Akamai Technologies, Inc. (a)	19,677	1,144,316
	eBay, Inc. (a)	125,404	6,646,412
	Facebook, Inc. Class A (a)	231,927	17,605,579
	Google, Inc. Class A (a)	31,618	16,996,256
	Google, Inc. Class C (a)	31,589	16,884,952
	VeriSign, Inc. (a)	12,144	661,605
	Yahoo!, Inc. (a)	97,726	4,298,967
			64,238,087
	IT Services 3.3%
	Accenture PLC Class A	69,605	5,848,908
	Alliance Data Systems Corp. (a)	7,091	2,048,094
	Automatic Data Processing, Inc.	53,259	4,395,465
	Cognizant Technology Solutions Corp. Class A (a)	67,543	3,656,103
	Computer Sciences Corp.	15,584	945,637
	Fidelity National Information Services, Inc.	31,553	1,969,854
	Fiserv, Inc. (a)	27,118	1,966,869
	International Business Machines Corp.	102,092	15,651,724
	MasterCard, Inc. Class A	108,813	8,925,930
	Paychex, Inc.	36,127	1,635,108
	Teradata Corp. (a)	16,971	756,228
	Total System Services, Inc.	18,357	649,287
	Visa, Inc. Class A	54,177	13,810,259
	Western Union Co. (The)	58,567	995,639
	Xerox Corp.	119,027	1,567,586
			64,822,691
	Leisure Products 0.1%
	Hasbro, Inc.	12,697	697,320
	Mattel, Inc.	37,198	1,000,626
			1,697,946
	Life Sciences Tools & Services 0.4%
	Agilent Technologies, Inc.	36,743	1,387,783
	PerkinElmer, Inc.	12,355	564,747
	Thermo Fisher Scientific, Inc.	44,372	5,555,818
	Waters Corp. (a)	9,283	1,105,141
			8,613,489
	Machinery 1.5%
	Caterpillar, Inc.	67,152	5,370,145
	Cummins, Inc.	18,940	2,641,372
	Deere & Co.	39,627	3,375,824
	Dover Corp.	18,439	1,291,467
	Flowserve Corp.	15,334	835,550
	Illinois Tool Works, Inc.	39,873	3,711,778
	Ingersoll-Rand PLC	29,574	1,963,714
	Joy Global, Inc.	11,055	463,647
	PACCAR, Inc.	39,278	2,361,001
	Pall Corp.	11,809	1,142,639
	Parker Hannifin Corp.	16,401	1,910,060
	Pentair PLC	20,958	1,295,414
	Snap-on, Inc.	6,386	847,486
	Stanley Black & Decker, Inc.	17,278	1,618,085
	Xylem, Inc.	20,281	691,582
			29,519,764
	Media 3.4%
	Cablevision Systems Corp. Class A	23,534	445,263
	CBS Corp. Class B	52,890	2,898,901
	Comcast Corp. Class A	285,770	15,187,247
	DIRECTV (a)	55,526	4,735,257
	Discovery Communications, Inc. Class A (a)	16,357	474,108
	Discovery Communications, Inc. Class C (a)	30,210	842,255
	Gannett Co., Inc.	25,051	776,831
	Interpublic Group of Cos., Inc. (The)	46,814	933,471
	News Corp. Class A (a)	54,720	814,781
	Omnicom Group, Inc.	27,766	2,021,365
	Scripps Networks Interactive Class A	11,463	814,905
	Time Warner Cable, Inc.	31,113	4,235,413
	Time Warner, Inc.	93,007	7,248,035
	Twenty-First Century Fox, Inc. Class A	205,736	6,822,206
	Viacom, Inc. Class B	40,977	2,639,738
	Walt Disney Co. (The)	173,045	15,740,173
			66,629,949
	Metals & Mining 0.4%
	Alcoa, Inc.	130,758	2,046,363
	Allegheny Technologies, Inc.	11,872	338,708
	Freeport-McMoRan, Inc.	114,774	1,929,351
	Newmont Mining Corp.	54,731	1,376,484
	Nucor Corp.	34,978	1,526,790
			7,217,696
	Multi-Utilities 1.3%
	Ameren Corp.	26,668	1,207,527
	CenterPoint Energy, Inc.	47,113	1,087,839
	CMS Energy Corp.	30,399	1,146,954
	Consolidated Edison, Inc.	32,196	2,230,539
	Dominion Resources, Inc.	64,769	4,980,089
	DTE Energy Co.	19,435	1,742,542
	Integrys Energy Group, Inc.	8,772	711,409
	NiSource, Inc.	35,019	1,514,922
	PG&E Corp.	52,698	3,099,169
	Public Service Enterprise Group, Inc.	56,132	2,395,714
	SCANA Corp.	15,812	1,008,331
	Sempra Energy	25,553	2,859,892
	TECO Energy, Inc.	25,773	549,738
	Wisconsin Energy Corp.	24,897	1,388,506
			25,923,171
	Multiline Retail 0.8%
	Dollar General Corp. (a)	33,513	2,247,382
	Dollar Tree, Inc. (a)	22,875	1,626,412
	Family Dollar Stores, Inc.	10,629	808,867
	Kohl's Corp.	22,407	1,338,146
	Macy's, Inc.	38,300	2,446,604
	Nordstrom, Inc.	15,729	1,198,550
	Target Corp.	70,654	5,200,841
			14,866,802
	Oil, Gas & Consumable Fuels 6.9%
	Anadarko Petroleum Corp.	56,177	4,592,470
	Apache Corp.	41,761	2,612,986
	Cabot Oil & Gas Corp.	46,300	1,226,950
	Chesapeake Energy Corp.	57,410	1,101,124
	Chevron Corp.	209,691	21,499,618
	Cimarex Energy Co.	9,617	992,474
	ConocoPhillips	136,536	8,599,037
	CONSOL Energy, Inc.	25,161	728,411
	Denbury Resources, Inc.	38,859	268,127
	Devon Energy Corp.	42,367	2,553,459
	EOG Resources, Inc.	60,786	5,411,778
	EQT Corp.	16,768	1,248,210
¤	Exxon Mobil Corp.	469,705	41,061,611
	Hess Corp.	28,188	1,902,408
	Kinder Morgan, Inc.	188,471	7,736,734
	Marathon Oil Corp.	74,876	1,991,702
	Marathon Petroleum Corp.	31,079	2,877,605
	Murphy Oil Corp.	18,681	838,964
	Newfield Exploration Co. (a)	14,961	445,539
	Noble Energy, Inc.	39,829	1,901,436
	Occidental Petroleum Corp.	86,189	6,895,120
	ONEOK, Inc.	22,997	1,012,558
	Phillips 66	61,397	4,317,437
	Pioneer Natural Resources Co.	16,517	2,486,304
	QEP Resources, Inc.	18,318	370,390
	Range Resources Corp.	18,636	862,288
	Southwestern Energy Co. (a)	42,442	1,052,137
	Spectra Energy Corp.	74,107	2,478,138
	Tesoro Corp.	14,178	1,158,768
	Valero Energy Corp.	57,818	3,057,416
	Williams Cos., Inc. (The)	74,354	3,261,166
			136,542,365
	Paper & Forest Products 0.1%
	International Paper Co.	47,208	2,485,973

	Personal Products 0.1%
	Avon Products, Inc.	47,685	369,082
	Estee Lauder Cos., Inc. (The) Class A	24,873	1,755,785
			2,124,867
	Pharmaceuticals 6.5%
	AbbVie, Inc.	176,729	10,665,595
	Actavis PLC (a)	29,401	7,836,543
	Allergan, Inc.	33,044	7,245,227
	Bristol-Myers Squibb Co.	183,996	11,089,439
	Eli Lilly & Co.	108,585	7,818,120
	Endo International PLC (a)	18,409	1,465,541
	Hospira, Inc. (a)	18,653	1,183,160
¤	Johnson & Johnson	310,484	31,091,868
	Mallinckrodt PLC (a)	12,735	1,349,783
	Merck & Co., Inc.	316,226	19,062,103
	Mylan, Inc. (a)	41,516	2,206,575
	Perrigo Co. PLC	15,614	2,369,268
¤	Pfizer, Inc.	698,885	21,840,156
	Zoetis, Inc.	55,608	2,376,130
			127,599,508
	Professional Services 0.2%
	Dun & Bradstreet Corp.	4,020	462,742
	Equifax, Inc.	13,378	1,129,906
	Nielsen N.V.	35,930	1,565,111
	Robert Half International, Inc.	15,235	884,544
			4,042,303
	Real Estate Investment Trusts 2.6%
	American Tower Corp.	43,829	4,249,221
	Apartment Investment & Management Co. Class A	17,108	681,925
	AvalonBay Communities, Inc.	14,643	2,533,093
	Boston Properties, Inc.	16,982	2,357,102
	Crown Castle International Corp.	37,032	3,203,638
	Equity Residential	39,992	3,103,779
	Essex Property Trust, Inc.	7,093	1,603,373
	General Growth Properties, Inc.	69,379	2,093,858
	HCP, Inc.	50,728	2,398,927
	Health Care REIT, Inc.	36,346	2,978,555
	Host Hotels & Resorts, Inc.	84,003	1,922,829
	Iron Mountain, Inc.	20,611	821,142
	Kimco Realty Corp.	45,035	1,245,218
	Macerich Co. (The)	15,583	1,340,294
	Plum Creek Timber Co., Inc.	19,446	865,736
	ProLogis, Inc.	55,460	2,503,464
	Public Storage	16,015	3,216,453
	Simon Property Group, Inc.	34,472	6,848,207
	Ventas, Inc.	33,072	2,639,476
	Vornado Realty Trust	19,366	2,138,781
	Weyerhaeuser Co.	58,144	2,084,462
			50,829,533
	Real Estate Management & Development 0.1%
	CBRE Group, Inc. Class A (a)	30,603	989,701

	Road & Rail 1.0%
	CSX Corp.	110,514	3,680,116
	Kansas City Southern	12,114	1,333,630
	Norfolk Southern Corp.	34,215	3,488,904
	Ryder System, Inc.	5,782	478,692
	Union Pacific Corp.	98,621	11,559,367
			20,540,709
	Semiconductors & Semiconductor Equipment 2.3%
	Altera Corp.	34,158	1,124,652
	Analog Devices, Inc.	34,712	1,808,669
	Applied Materials, Inc.	134,517	3,072,368
	Avago Technologies, Ltd.	28,053	2,886,093
	Broadcom Corp. Class A	59,456	2,523,015
	First Solar, Inc. (a)	8,308	351,595
	Intel Corp.	536,310	17,719,682
	KLA-Tencor Corp.	18,312	1,125,639
	Lam Research Corp.	17,851	1,364,530
	Linear Technology Corp.	26,370	1,185,068
	Microchip Technology, Inc.	22,291	1,005,324
	Micron Technology, Inc. (a)	119,071	3,484,613
	NVIDIA Corp.	56,919	1,093,129
	Texas Instruments, Inc.	117,167	6,262,576
	Xilinx, Inc.	29,492	1,137,654
			46,144,607
	Software 3.6%
	Adobe Systems, Inc. (a)	52,556	3,685,752
	Autodesk, Inc. (a)	25,178	1,359,738
	CA, Inc.	35,714	1,082,134
	Citrix Systems, Inc. (a)	17,855	1,058,087
	Electronic Arts, Inc. (a)	34,755	1,906,659
	Intuit, Inc.	31,671	2,749,676
¤	Microsoft Corp.	914,318	36,938,447
	Oracle Corp.	358,818	15,030,886
	Red Hat, Inc. (a)	20,830	1,328,746
	Salesforce.com, Inc. (a)	65,092	3,674,444
	Symantec Corp.	76,507	1,895,079
			70,709,648
	Specialty Retail 2.4%
	AutoNation, Inc. (a)	8,321	496,098
	AutoZone, Inc. (a)	3,554	2,121,596
	Bed Bath & Beyond, Inc. (a)	20,547	1,536,299
	Best Buy Co., Inc.	32,006	1,126,611
	CarMax, Inc. (a)	23,892	1,483,693
	GameStop Corp. Class A	12,037	424,304
	Gap, Inc. (The)	29,600	1,219,224
	Home Depot, Inc. (The)	146,177	15,263,802
	L Brands, Inc.	27,151	2,297,789
	Lowe's Cos., Inc.	107,918	7,312,524
	O'Reilly Automotive, Inc. (a)	11,252	2,108,175
	PetSmart, Inc.	10,962	895,650
	Ross Stores, Inc.	23,199	2,127,580
	Staples, Inc.	70,968	1,210,005
	Tiffany & Co.	12,437	1,077,542
	TJX Cos., Inc. (The)	76,613	5,051,861
	Tractor Supply Co.	15,336	1,244,823
	Urban Outfitters, Inc. (a)	11,251	392,210
			47,389,786
	Technology Hardware, Storage & Peripherals 4.9%
¤	Apple, Inc. (b)	650,543	76,217,618
	EMC Corp.	225,717	5,852,842
	Hewlett-Packard Co.	206,777	7,470,853
	NetApp, Inc.	34,925	1,320,165
	SanDisk Corp.	24,475	1,857,897
	Seagate Technology PLC	36,229	2,044,765
	Western Digital Corp.	24,319	2,364,536
			97,128,676
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	30,833	1,146,679
	Fossil Group, Inc. (a)	5,148	503,475
	Michael Kors Holdings, Ltd. (a)	22,694	1,606,508
	NIKE, Inc. Class B	77,404	7,140,519
	PVH Corp.	9,139	1,007,666
	Ralph Lauren Corp.	6,708	1,119,498
	Under Armour, Inc. Class A (a)	18,391	1,325,623
	VF Corp.	38,126	2,644,801
			16,494,769
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	53,195	477,159
	People's United Financial, Inc.	34,250	481,898
			959,057
	Tobacco 1.5%
	Altria Group, Inc.	219,292	11,644,405
	Lorillard, Inc.	39,914	2,618,757
	Philip Morris International, Inc.	172,342	13,828,722
	Reynolds American, Inc.	34,068	2,314,921
			30,406,805
	Trading Companies & Distributors 0.2%
	Fastenal Co.	30,009	1,332,400
	United Rentals, Inc. (a)	11,071	917,232
	W.W. Grainger, Inc.	6,793	1,602,061
			3,851,693
	Total Common Stocks (Cost $819,762,483)		1,959,970,998	(c)

	Principal Amount
Short-Term Investments 1.3%
Repurchase Agreement 0.0%‡
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $52,329 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $55,000 and a Market Value of $54,612)	$52,329	52,329
Total Repurchase Agreement (Cost $52,329)		52,329
U.S. Government 1.3%
United States Treasury Bills 1.3%
0.005 - 0.021%, due 4/9/15 (d)	23,200,000	23,199,768
0.013%, due 4/30/15 (b)(d)	2,400,000	2,399,928
Total U.S. Government (Cost $25,599,290)		25,599,696
Total Short-Term Investments (Cost $25,651,619)		25,652,025
Total Investments (Cost $845,414,102) (f)	100.5%	1,985,623,023
Other Assets, Less Liabilities	(0.5)	(9,000,044)
Net Assets	100.0%	$1,976,622,979

	Contracts Long	Unrealized Appreciation (Depreciation)(e)
Futures Contracts (0.0%) ‡
Standard & Poor's 500 Index Mini March 2015	253	$(157,861)
Total Futures Contracts (Notional Amount $25,153,260) (c)		$(157,861)

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(c)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 100.4% of net assets.
(d)	Interest rate shown represents yield to maturity.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(f)	As of January 31, 2015, cost was $880,084,660 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,155,869,263
Gross unrealized depreciation	(50,330,900)
Net unrealized appreciation	$1,105,538,363

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,959,970,998	$—	$—	$1,959,970,998
Short-Term Investments
Repurchase Agreement	—	52,329	—	52,329
U.S. Government	—	25,599,696	—	25,599,696
Total Short-Term Investments	—	25,652,025	—	25,652,025
Total Investments in Securities	$1,959,970,998	$25,652,025	$—	$1,985,623,023

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (b)	$(157,861)	$—	$—	$(157,861)
Total Other Financial Instruments	$(157,861)	$—	$—	$(157,861)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.1%†
	Convertible Bond 0.8%
	Oil & Gas 0.8%
	Stone Energy Corp. 1.75%, due 3/1/17	$4,150,000	$3,605,312

	Total Convertible Bond (Cost $3,565,800)		3,605,312

	Corporate Bonds 89.3%
	Aerospace & Defense 3.2%
¤	Alliant Techsystems, Inc. 6.875%, due 9/15/20	8,161,000	8,691,465
	GenCorp, Inc. 7.125%, due 3/15/21	3,470,000	3,649,572
	Kratos Defense & Security Solutions, Inc. 7.00%, due 5/15/19	2,585,000	2,145,550
			14,486,587
	Airlines 0.3%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,192,800

	Apparel 0.6%
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	2,540,000	2,667,000

	Auto Manufacturers 2.1%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (a)	3,320,000	3,452,800
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (a)	740,000	757,112
	4.25%, due 11/15/19 (a)	1,250,000	1,271,875
	Oshkosh Corp. 8.50%, due 3/1/20	3,708,000	3,883,018
			9,364,805
	Auto Parts & Equipment 5.1%
	Allison Transmission, Inc. 7.125%, due 5/15/19 (a)	3,490,000	3,638,325
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (a)	1,140,000	1,177,050
	Schaeffler Finance B.V. 7.75%, due 2/15/17 (a)	3,060,000	3,352,842
¤	Schaeffler Holding Finance B.V.
	6.25%, due 11/15/19 (a)(b)	1,990,000	2,084,525
	6.875%, due 8/15/18 (a)(b)	8,644,000	9,032,980
	Tenneco, Inc. 6.875%, due 12/15/20	2,624,000	2,774,880
	Titan International, Inc. 6.875%, due 10/1/20	1,015,000	874,169
	TRW Automotive, Inc. 7.25%, due 3/15/17 (a)	200,000	219,000
			23,153,771
	Beverages 0.2%
	Constellation Brands, Inc. 3.875%, due 11/15/19	790,000	812,713

	Building Materials 4.3%
	Boise Cascade Co. 6.375%, due 11/1/20	1,890,000	1,984,500
	Building Materials Corporation of America 6.75%, due 5/1/21 (a)	1,285,000	1,374,950
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	631,000	643,620
¤	Headwaters, Inc.
	7.25%, due 1/15/19	1,185,000	1,238,325
	7.625%, due 4/1/19	5,692,000	5,919,680
	Summit Materials LLC / Summit Materials Finance Corp. 10.50%, due 1/31/20	2,880,000	3,182,400
	USG Corp.
	6.30%, due 11/15/16	2,075,000	2,168,375
	7.875%, due 3/30/20 (a)	1,698,000	1,829,595
	8.375%, due 10/15/18 (a)	70,000	73,150
	9.75%, due 1/15/18	305,000	349,987
	Vulcan Materials Co.
	6.40%, due 11/30/17	678,000	732,240
	6.50%, due 12/1/16	75,000	80,063
			19,576,885
	Chemicals 2.9%
	Ineos Finance PLC
	7.50%, due 5/1/20 (a)	900,000	951,750
	8.375%, due 2/15/19 (a)	3,245,000	3,451,869
	Kraton Polymers LLC / Kraton Polymers Capital Corp. 6.75%, due 3/1/19	2,535,000	2,566,687
	PolyOne Corp. 7.375%, due 9/15/20	5,680,000	6,020,800
			12,991,106
	Coal 0.6%
	Arch Coal, Inc.
	7.25%, due 10/1/20	170,000	47,175
	8.00%, due 1/15/19 (a)	540,000	226,800
	CONSOL Energy, Inc.
	6.375%, due 3/1/21	1,320,000	1,273,800
	8.25%, due 4/1/20	1,135,000	1,139,256
			2,687,031
	Commercial Services 4.4%
	Alliance Data Systems Corp.
	5.25%, due 12/1/17 (a)	3,425,000	3,527,750
	6.375%, due 4/1/20 (a)	800,000	826,000
¤	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 9.75%, due 3/15/20	6,940,000	7,529,900
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	3,426,000	3,528,780
	Jaguar Holding Co. I 9.375%, due 10/15/17 (a)(b)	1,020,000	1,040,400
	Light Tower Rentals, Inc. 8.125%, due 8/1/19 (a)	950,000	653,125
	PHH Corp. 7.375%, due 9/1/19	915,000	935,587
	Service Corp. International
	6.75%, due 4/1/16	500,000	521,250
	7.625%, due 10/1/18	155,000	174,375
	United Rentals North America, Inc.
	5.75%, due 7/15/18	280,000	289,100
	8.375%, due 9/15/20	825,000	879,863
			19,906,130
	Computers 0.7%
	IGATE Corp. 4.75%, due 4/15/19	3,325,000	3,331,234

	Diversified Financial Services 0.1%
	Community Choice Financial, Inc. 10.75%, due 5/1/19	765,000	451,350

	Electric 1.4%
	GenOn Energy, Inc.
	7.875%, due 6/15/17	4,150,000	4,067,000
	9.50%, due 10/15/18	2,470,000	2,451,475
			6,518,475
	Electronics 0.4%
	Kemet Corp. 10.50%, due 5/1/18	1,820,000	1,842,750

	Engineering & Construction 0.6%
	Transfield Services, Ltd. 8.375%, due 5/15/20 (a)	2,655,000	2,840,850

	Entertainment 3.5%
	Affinity Gaming LLC / Affinity Gaming Finance Corp. 9.00%, due 5/15/18	2,129,000	2,001,260
	GLP Capital, L.P. / GLP Financing II, Inc. 4.375%, due 11/1/18	1,600,000	1,640,000
	MU Finance PLC 8.375%, due 2/1/17 (a)	1,532,203	1,566,677
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (a)	4,296,000	4,446,360
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 9.50%, due 6/15/19 (a)	2,826,000	2,995,560
	Speedway Motorsports, Inc. 6.75%, due 2/1/19	2,200,000	2,281,400
	Vail Resorts, Inc. 6.50%, due 5/1/19	1,037,000	1,074,540
			16,005,797
	Finance - Auto Loans 0.8%
	Ally Financial, Inc.
	2.75%, due 1/30/17	1,400,000	1,393,000
	3.50%, due 1/27/19	100,000	99,000
	4.625%, due 6/26/15	440,000	443,300
	8.30%, due 2/12/15	1,430,000	1,430,000
	General Motors Financial Co., Inc. 4.75%, due 8/15/17	145,000	153,496
			3,518,796
	Finance - Consumer Loans 0.1%
	OneMain Financial Holdings, Inc. 6.75%, due 12/15/19 (a)	390,000	403,163

	Finance - Investment Banker/Broker 0.2%
	E*TRADE Financial Corp. 6.375%, due 11/15/19	755,000	807,850

	Finance - Leasing Companies 0.3%
	Oxford Finance LLC / Oxford Finance Co-Issuer, Inc. 7.25%, due 1/15/18 (a)	1,240,000	1,284,950

	Finance - Mortgage Loan/Banker 0.1%
	Prospect Holding Co. LLC / Prospect Holding Finance Co. 10.25%, due 10/1/18 (a)	440,000	338,800

	Finance - Other Services 2.4%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (a)	3,505,000	3,662,287
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 3.50%, due 3/15/17	4,325,000	4,303,375
	Outerwall, Inc. 6.00%, due 3/15/19	3,170,000	3,106,600
			11,072,262
	Food 0.8%
	KeHE Distributors LLC / KeHE Distributors Finance Corp. 7.625%, due 8/15/21 (a)	725,000	768,500
	Smithfield Foods, Inc. 7.75%, due 7/1/17	620,000	690,525
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (a)	2,330,000	2,376,600
			3,835,625
	Forest Products & Paper 0.6%
	Smurfit Kappa Acquisitions 4.875%, due 9/15/18 (a)	2,640,000	2,739,000

	Health Care - Products 1.4%
	Hanger, Inc. 7.125%, due 11/15/18	2,450,000	2,483,688
	Teleflex, Inc. 6.875%, due 6/1/19	3,516,000	3,656,640
			6,140,328
	Health Care - Services 1.3%
	Centene Corp. 5.75%, due 6/1/17	1,044,000	1,105,335
	Fresenius Medical Care U.S. Finance, Inc.
	6.50%, due 9/15/18 (a)	207,000	228,735
	6.875%, due 7/15/17	525,000	573,563
	HCA, Inc.
	3.75%, due 3/15/19	2,000,000	2,020,000
	6.50%, due 2/15/16	760,000	796,404
	8.00%, due 10/1/18	225,000	261,000
	Kindred Escrow Corp. II 8.00%, due 1/15/20 (a)	420,000	445,704
	Wellcare Health Plans, Inc. 5.75%, due 11/15/20	605,000	627,687
			6,058,428
	Holding Companies - Diversified 1.2%
	Carlson Travel Holdings, Inc. 7.50%, due 8/15/19 (a)(b)	4,600,000	4,623,000
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (a)	795,000	802,950
			5,425,950
	Home Builders 1.5%
	AV Homes, Inc. 8.50%, due 7/1/19 (a)	1,140,000	1,094,400
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (a)	1,475,000	1,511,875
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,160,631
	Meritage Homes Corp. 4.50%, due 3/1/18	2,265,000	2,253,675
	Standard Pacific Corp. 10.75%, due 9/15/16	570,000	640,538
			6,661,119
	Household Products & Wares 2.4%
	Century Intermediate Holding Co. 2 9.75%, due 2/15/19 (a)(b)	1,935,000	2,051,100
	Prestige Brands, Inc. 8.125%, due 2/1/20	2,840,000	3,053,000
	Scotts Miracle-Gro Co. (The) 6.625%, due 12/15/20	2,025,000	2,136,375
	Spectrum Brands, Inc.
	6.375%, due 11/15/20	345,000	365,700
	6.75%, due 3/15/20	2,990,000	3,146,975
			10,753,150
	Insurance 0.9%
	CNO Financial Group, Inc. 6.375%, due 10/1/20 (a)	2,520,000	2,671,200
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (a)	1,302,000	1,565,119
			4,236,319
	Internet 3.5%
¤	Cogent Communications Holdings, Inc. 8.375%, due 2/15/18 (a)	10,630,000	11,108,350
	Equinix, Inc.
	4.875%, due 4/1/20	955,000	974,100
	5.375%, due 1/1/22	740,000	765,900
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,775,000	2,851,312
			15,699,662
	Investment Company 1.2%
	American Capital, Ltd. 6.50%, due 9/15/18 (a)	5,405,000	5,641,469

	Iron & Steel 0.5%
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 7.125%, due 5/1/18 (a)	2,230,000	2,318,754

	Leisure Time 1.8%
¤	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (a)	7,920,000	8,296,200

	Lodging 0.2%
	Eldorado Resorts LLC / Eldorado Capital Corp. 8.625%, due 6/15/19 (a)	520,000	543,400
	MTR Gaming Group, Inc. 11.50%, due 8/1/19	500,000	541,250
			1,084,650
	Machinery - Construction & Mining 0.5%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (a)	2,390,000	2,340,706

	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	1,360,000	1,465,400

	Media 4.4%
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	7.00%, due 1/15/19	3,945,000	4,092,937
	7.25%, due 10/30/17	9,355,000	9,729,200
	DISH DBS Corp.
	4.25%, due 4/1/18	1,050,000	1,068,375
	7.75%, due 5/31/15	150,000	152,813
	Numericable Group S.A. 4.875%, due 5/15/19 (a)	2,310,000	2,310,000
	Videotron, Ltd.
	6.375%, due 12/15/15	1,840,000	1,842,300
	9.125%, due 4/15/18	710,000	731,300
			19,926,925
	Metal Fabricate & Hardware 0.7%
	Shale-Inland Holdings LLC / Shale-Inland Finance Corp. 8.75%, due 11/15/19 (a)	695,000	632,450
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (a)	2,560,000	2,723,200
			3,355,650
	Mining 3.9%
	AuRico Gold, Inc. 7.75%, due 4/1/20 (a)	2,825,000	2,740,250
	Evraz, Inc. 7.50%, due 11/15/19 (a)	2,145,000	1,839,337
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (a)	1,000,000	867,500
	Hecla Mining Co. 6.875%, due 5/1/21	245,000	218,050
	Kaiser Aluminum Corp. 8.25%, due 6/1/20	5,500,000	5,926,250
	New Gold, Inc. 7.00%, due 4/15/20 (a)	3,564,000	3,528,360
	Novelis, Inc. 8.375%, due 12/15/17	2,200,000	2,285,250
	St. Barbara, Ltd. 8.875%, due 4/15/18 (a)	473,000	376,035
			17,781,032
	Miscellaneous - Manufacturing 1.0%
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (a)	2,590,000	2,738,925
	FGI Operating Co. LLC / FGI Finance, Inc. 7.875%, due 5/1/20	709,000	599,105
	Koppers, Inc. 7.875%, due 12/1/19	175,000	173,250
	LSB Industries, Inc. 7.75%, due 8/1/19	340,000	350,200
	SPX Corp. 6.875%, due 9/1/17	405,000	442,058
			4,303,538
	Oil & Gas 4.7%
	California Resources Corp. 5.00%, due 1/15/20 (a)	2,055,000	1,772,437
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21 (a)	825,000	713,625
	9.625%, due 8/1/20	500,000	495,000
	Carrizo Oil & Gas, Inc. 8.625%, due 10/15/18	100,000	100,150
	Chesapeake Energy Corp.
	3.503%, due 4/15/19 (c)	1,450,000	1,406,500
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (d)(e)(g)	305,000	54,900
	Comstock Resources, Inc. 7.75%, due 4/1/19	2,835,000	1,445,850
	Frontier Oil Corp. 6.875%, due 11/15/18	450,000	464,063
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22 (a)	2,445,000	1,956,000
	Newfield Exploration Co. 6.875%, due 2/1/20	2,535,000	2,554,012
	Oasis Petroleum, Inc. 7.25%, due 2/1/19	2,600,000	2,483,000
	PetroQuest Energy, Inc. 10.00%, due 9/1/17	2,175,000	1,827,000
	Seventy Seven Operating LLC 6.625%, due 11/15/19	395,000	286,375
	SM Energy Co. 6.625%, due 2/15/19	3,027,000	3,027,000
	Whiting Petroleum Corp.
	5.00%, due 3/15/19	1,585,000	1,517,637
	6.50%, due 10/1/18	635,000	623,888
	WPX Energy, Inc. 5.25%, due 1/15/17	690,000	695,175
			21,422,612
	Oil & Gas Services 0.1%
	Compressco Partners, L.P. / Compressco Finance, Inc. 7.25%, due 8/15/22 (a)	610,000	506,300

	Packaging & Containers 0.5%
	AEP Industries, Inc. 8.25%, due 4/15/19	2,205,000	2,227,050
	Owens-Brockway Glass Container, Inc. 7.375%, due 5/15/16	100,000	106,750
	Owens-Illinois, Inc. 7.80%, due 5/15/18	120,000	135,000
			2,468,800
	Pharmaceuticals 1.3%
	NBTY, Inc. 9.00%, due 10/1/18	3,630,000	3,702,600
	Salix Pharmaceuticals, Ltd. 6.00%, due 1/15/21 (a)	1,070,000	1,139,550
	Valeant Pharmaceuticals International, Inc.
	6.75%, due 8/15/18 (a)	295,000	313,806
	6.875%, due 12/1/18 (a)	824,000	853,664
			6,009,620
	Pipelines 1.6%
	Atlas Pipeline Partners, L.P. / Atlas Pipeline Finance Corp. 6.625%, due 10/1/20	1,715,000	1,727,862
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.00%, due 1/15/18 (a)	2,030,000	2,070,194
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 5.50%, due 10/15/19 (a)	3,380,000	3,426,475
			7,224,531
	Real Estate 1.3%
	AAF Holdings LLC / AAF Finance Co. 12.00%, due 7/1/19 (a)(b)	1,367,234	1,312,545
	Mattamy Group Corp. 6.50%, due 11/15/20 (a)	2,435,000	2,368,037
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (a)	2,185,000	2,217,775
			5,898,357
	Retail 3.8%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 6.75%, due 5/20/20	3,245,000	3,374,800
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 6.25%, due 8/20/19	1,325,000	1,364,750
	Building Materials Holding Corp. 9.00%, due 9/15/18 (a)	1,390,000	1,449,075
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (a)	1,310,000	1,224,850
	GameStop Corp. 5.50%, due 10/1/19 (a)	3,655,000	3,718,962
	L Brands, Inc. 8.50%, due 6/15/19	2,504,000	3,011,060
	Radio Systems Corp. 8.375%, due 11/1/19 (a)	2,866,000	3,080,950
			17,224,447
	Software 1.3%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (a)	5,530,000	5,778,850

	Storage & Warehousing 1.0%
	Algeco Scotsman Global Finance PLC 8.50%, due 10/15/18 (a)	2,785,000	2,729,300
	Mobile Mini, Inc. 7.875%, due 12/1/20	1,700,000	1,789,250
			4,518,550
	Telecommunications 8.5%
	Frontier Communications Corp. 8.25%, due 4/15/17	1,000,000	1,105,000
¤	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	6,995,000	7,475,906
	Intelsat Jackson Holdings S.A.
	7.25%, due 4/1/19	4,000,000	4,155,000
	7.25%, due 10/15/20	1,690,000	1,772,388
	Sable International Finance, Ltd. 8.75%, due 2/1/20 (a)	2,200,000	2,332,000
	Sprint Capital Corp. 6.90%, due 5/1/19	695,000	706,294
¤	Sprint Communications, Inc.
	7.00%, due 3/1/20 (a)	1,330,000	1,449,700
	9.00%, due 11/15/18 (a)	5,195,000	5,987,237
¤	T-Mobile USA, Inc.
	5.25%, due 9/1/18	2,075,000	2,147,625
	6.464%, due 4/28/19	6,915,000	7,165,669
	6.542%, due 4/28/20	835,000	865,010
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	3,430,000	3,567,200
			38,729,029
	Transportation 1.5%
	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (a)	5,860,000	5,786,750
	9.75%, due 5/1/20 (a)	995,000	970,125
			6,756,875
	Trucking & Leasing 0.8%
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (a)	950,000	940,500
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	2,665,000	2,891,525
			3,832,025
	Vitamins & Nutrition Products 0.5%
	Alphabet Holding Co., Inc. 7.75%, due 11/1/17 (b)	2,570,000	2,229,475
	Total Corporate Bonds (Cost $414,720,741)		405,918,481

	Loan Assignments 5.0% (f)
	Aerospace & Defense 0.3%
	DAE Aviation Holdings, Inc.
	New Term Loan B1 5.00%, due 11/2/18	816,658	812,234
	2nd Lien Term Loan 7.75%, due 8/5/19	695,000	670,675
			1,482,909
	Auto Parts & Equipment 0.4%
	Exide Technologies, Inc. DIP Second-Out Term Loan 9.00%, due 3/31/15 (b)	2,038,242	1,814,035

	Chemicals 0.2%
	Phibro Animal Health Corp. Term Loan B 4.00%, due 4/16/21	646,750	637,049

	Distribution & Wholesale 0.3%
	American Tire Distributors Holdings, Inc. Term Loan B 5.75%, due 6/1/18	1,464,409	1,452,511

	Food 0.5%
	Stater Bros. Markets Term Loan B 4.75%, due 5/12/21	2,354,685	2,334,082

	Household Products & Wares 0.4%
	Prestige Brands, Inc. Term Loan B2 4.50%, due 9/3/21	1,888,889	1,885,583

	Housewares 0.3%
	Libbey Glass, Inc. Term Loan B 3.75%, due 4/9/21	1,492,500	1,458,919

	Leisure Time 0.5%
	Bauer Performance Sports, Ltd. Term Loan B 4.00%, due 4/15/21	2,203,050	2,168,627

	Lodging 0.2%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	674,348	635,573
	New 2nd Lien Term Loan 10.00%, due 10/2/19	145,000	105,850
	Four Seasons Holdings, Inc.
	New 1st Lien Term Loan 3.50%, due 6/27/20	118,500	116,797
	2nd Lien Term Loan 6.25%, due 12/27/20	150,000	149,625
			1,007,845
	Metal Fabricate & Hardware 1.2%
	Mueller Water Products, Inc. New Term Loan B 4.00%, due 11/25/21	5,000,000	4,996,250
	Neenah Foundry Co. Term Loan 6.75%, due 4/26/17 (d)(g)	594,211	585,298
			5,581,548
	Pharmaceuticals 0.6%
	Grifols Worldwide Operations USA, Inc. USD Term Loan B 3.171%, due 2/27/21	1,488,750	1,469,971
	Salix Pharmaceuticals, Ltd. Term Loan 4.25%, due 1/2/20	987,013	981,529
			2,451,500
	Retail 0.1%
	Steinway Musical Instruments, Inc. 1st Lien Term Loan 4.75%, due 9/19/19	246,875	243,789

	Total Loan Assignments (Cost $22,853,842)		22,518,397
	Total Long-Term Bonds (Cost $441,140,383)		432,042,190

	Short-Term Investment 3.5%
	Repurchase Agreement 3.5%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $16,097,570 (Collateralized by a Federal National Mortgage Association security with a rate of 2.08% and a maturity date of 11/2/22, with a Principal Amount of $16,615,000 and a Market Value of $16,421,668)	16,097,570	16,097,570
	Total Short-Term Investment (Cost $16,097,570)		16,097,570
	Total Investments (Cost $457,237,953) (h)	98.6%	448,139,760
	Other Assets, Less Liabilities	1.4	6,136,462
	Net Assets	100.0%	$454,276,222

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(c)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(d)	Illiquid security - As of January 31, 2015, the total market value of these securities was $640,198, which represented 0.1% of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of this security was $54,900, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown is the weighted average interest rate of all contracts within the floating rate loan facility as of January 31, 2015.
(g)	Restricted security.
(h)	As of January 31, 2015, cost was $457,260,804 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$1,918,894
Gross unrealized depreciation	(11,039,938)
Net unrealized depreciation	$(9,121,044)

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bond	$—	$3,605,312	$—	$3,605,312
Corporate Bonds (b)	—	405,863,581	54,900	405,918,481
Loan Assignments (c)	—	18,425,143	4,093,254	22,518,397
Total Long-Term Bonds	—	427,894,036	4,148,154	432,042,190
Short-Term Investment
Repurchase Agreement	—	16,097,570	—	16,097,570
Total Investments in Securities	$—	$443,991,606	$4,148,154	$448,139,760

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $54,900 is held in Oil & Gas within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $670,675, $1,814,035, $1,458,919 and $149,625 are held in Aerospace & Defense, Auto Parts & Equipment, Housewares and Lodging, respectively, which represents Loan Assignments whose value was obtained from an independent pricing service which utilized significant unobservable inputs to measure each such value as referenced in the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, a security with a market value of $1,474,741 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2014, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant observable inputs.

As of January 31, 2015, a security with a market value of $2,032,230 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2014, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of January 31, 2015
Coporate Bonds
Oil & Gas	$-	$-	$-	$54,900 (a)	$-	$-		$-	$-	$54,900	$54,900
Loan Assignments
Aerospace & Defense	693,263	278	-	(22,866)	-	-		-	-	670,675	(22,866)
Auto Parts & Equipment	2,017,859	1,742	-	(205,566)	-	-		-	-	1,814,035	(205,566)
Distribution & Wholesale	2,032,230	-	-	-	-	-		-	(2,032,230)	-	-
Housewares	-	134	9	(12,215)	-	(3,750)	(b)	1,474,741	-	1,458,919	(12,215)
Lodging	150,375	50	-	(800)	-	-		-	-	149,625	(800)
Total	$4,893,727	$2,204	$9	$(186,547)	$-	$(3,750)		$1,474,741	$(2,032,230)	$4,148,154	$(186,547)

(a) Security received through litigation.

(b) Sales include principal reductions.

As of January 31, 2015, the Fund held the following restricted securities:

	Date(s) of			1/31/15	Percent of
Security	Acquisition	Principal Amount	Cost	Value	Net Assets
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$305,000	$-	$54,900	0.0	‡%
Neenah Foundry Co.
Term Loan
6.75%, due 4/26/17	5/10/13	594,211	579,132	585,298	0.1
Total			$579,132	$640,198	0.1%

‡ Less than one-tenth of a percent.

MainStay Short Term Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.0%†
	Asset-Backed Security 0.4%
	Automobile 0.4%
	Hertz Vehicle Financing LLC Series 2009-2A, Class A2 5.29%, due 3/25/16 (a)	$233,333	$234,082

	Total Asset-Backed Security (Cost $239,801)		234,082

	Corporate Bonds 54.1%
	Agriculture 2.6%
¤	Japan Tobacco, Inc. 2.10%, due 7/23/18 (a)	1,070,000	1,089,857
	Reynolds American, Inc. 1.05%, due 10/30/15	420,000	420,252
			1,510,109
	Auto Manufacturers 1.8%
	American Honda Finance Corp. 2.25%, due 8/15/19	650,000	664,627
	Daimler Finance North America LLC 1.375%, due 8/1/17 (a)	380,000	380,937
			1,045,564
	Banks 16.8%
¤	Bank of America Corp.
	2.00%, due 1/11/18	305,000	306,930
	5.42%, due 3/15/17	655,000	704,730
	Barclays Bank PLC 6.05%, due 12/4/17 (a)	665,000	735,507
	BB&T Corp. 1.60%, due 8/15/17	915,000	922,686
	Citigroup, Inc. 5.50%, due 2/15/17	645,000	694,921
	Discover Bank / Greenwood DE 2.00%, due 2/21/18	340,000	342,332
	Goldman Sachs Group, Inc. (The) 3.625%, due 2/7/16	975,000	1,000,893
	HSBC Bank PLC 1.50%, due 5/15/18 (a)	945,000	944,726
¤	JPMorgan Chase & Co. 3.45%, due 3/1/16	1,235,000	1,267,802
	Morgan Stanley 4.00%, due 7/24/15	895,000	909,441
¤	PNC Funding Corp. 3.625%, due 2/8/15	1,240,000	1,240,449
	Royal Bank of Scotland Group PLC 2.55%, due 9/18/15	565,000	570,510
			9,640,927
	Beverages 2.4%
	Coca-Cola Co. (The) 0.75%, due 3/13/15	785,000	785,374
	PepsiCo., Inc. 0.75%, due 3/5/15	560,000	560,214
			1,345,588
	Computers & Peripherals 1.5%
	Apple, Inc. 1.00%, due 5/3/18	875,000	871,446

	Electric 1.6%
	Dominion Gas Holdings LLC 1.05%, due 11/1/16	890,000	891,991

	Finance - Commercial 1.4%
	Caterpillar Financial Services Corp. 1.25%, due 11/6/17	790,000	794,275

	Finance - Consumer Loans 0.8%
	John Deere Capital Corp. 1.05%, due 10/11/16	440,000	442,723

	Finance - Other Services 1.8%
¤	Private Export Funding Corp. 1.375%, due 2/15/17	1,020,000	1,034,532

	Food 1.0%
	Kellogg Co. 1.125%, due 5/15/15	305,000	305,568
	Kraft Foods Group, Inc. 1.625%, due 6/4/15	290,000	290,856
			596,424
	Health Care - Products 0.8%
	Baxter International, Inc. 0.95%, due 6/1/16	440,000	441,157

	Health Care - Services 0.9%
	UnitedHealth Group, Inc. 0.85%, due 10/15/15	535,000	536,589

	Holding Company - Diversified 2.1%
¤	Hutchison Whampoa International, Ltd. 4.625%, due 9/11/15 (a)	1,195,000	1,222,804

	Insurance 0.5%
	Berkshire Hathaway Finance Corp. 0.95%, due 8/15/16	305,000	307,230

	Miscellaneous - Manufacturing 1.2%
	3M Co. 1.375%, due 9/29/16	660,000	669,382
	Oil & Gas 8.6%

	BP Capital Markets PLC 3.20%, due 3/11/16	385,000	394,950
¤	Chevron Corp.
	0.889%, due 6/24/16	1,365,000	1,372,717
	4.95%, due 3/3/19	445,000	505,895
	ConocoPhillips Co. 1.05%, due 12/15/17	455,000	453,082
	Phillips 66 2.95%, due 5/1/17	285,000	294,647
	Shell International Finance B.V. 3.10%, due 6/28/15	665,000	672,205
¤	Total Capital S.A. 3.125%, due 10/2/15	1,235,000	1,255,669
			4,949,165
	Pharmaceuticals 1.9%
	Eli Lilly & Co. 1.95%, due 3/15/19	335,000	342,861
	Pfizer, Inc. 5.35%, due 3/15/15	750,000	754,147
			1,097,008
	Pipelines 0.5%
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	265,000	265,591

	Retail 1.7%
	Costco Wholesale Corp. 0.65%, due 12/7/15	940,000	942,245

	Software 2.8%
¤	Oracle Corp.
	1.20%, due 10/15/17	730,000	733,289
	5.75%, due 4/15/18	765,000	871,058
			1,604,347
	Telecommunications 1.4%
	Verizon Communications, Inc. 0.70%, due 11/2/15	800,000	799,540
	Total Corporate Bonds (Cost $30,798,350)		31,008,637

	Mortgage-Backed Securities 0.8%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.8%
	Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10, Class A4 5.405%, due 12/11/40 (b)	325,668	333,538
	LB-UBS Commercial Mortgage Trust Series 2004-C1, Class A4 4.568%, due 1/15/31	98,001	99,444
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/24 (a)	20,486	20,513
	Total Mortgage-Backed Securities (Cost $485,079)		453,495

	U.S. Government & Federal Agencies 41.7%
	Federal Home Loan Bank 1.8%
	1.40%, due 6/12/18	1,010,000	1,010,295

	Federal National Mortgage Association (Mortgage Pass-Through Security) 1.3%
	2.00%, due 10/17/17	680,000	696,227
	4.50%, due 11/1/18	52,272	54,918
			751,145
¤	United States Treasury Notes 38.6%
	0.25%, due 4/15/16	8,430,000	8,430,658
	0.50%, due 6/15/16	3,390,000	3,399,533
	0.50%, due 7/31/17	2,000,000	1,993,750
	0.625%, due 5/31/17	2,125,000	2,127,822
	0.875%, due 2/28/17	2,700,000	2,720,250
	1.00%, due 5/31/18	3,450,000	3,462,668
			22,134,681
	Total U.S. Government & Federal Agencies (Cost $23,745,565)		23,896,121
	Total Long-Term Bonds (Cost $55,268,795)		55,592,335

	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $1,172,176 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $1,205,000 and a Market Value of $1,196,496)	1,172,176	1,172,176

	Total Short-Term Investment (Cost $1,172,176)		1,172,176

	Total Investments (Cost $56,440,971) (c)	99.0%	56,764,511
	Other Assets, Less Liabilities	1.0	560,176
	Net Assets	100.0%	$57,324,687

¤	Among the Fund's 10 largest holdings or issuers held, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(c)	As of January 31, 2015, cost was $56,440,971 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$374,585
Gross unrealized depreciation	(51,045)
Net unrealized appreciation	$323,540

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$234,082	$—	$234,082
Corporate Bonds	—	31,008,637	—	31,008,637
Mortgage-Backed Securities	—	453,495	—	453,495
U.S. Government & Federal Agencies	—	23,896,121	—	23,896,121
Total Long-Term Bonds	—	55,592,335	—	55,592,335
Short-Term Investment
Repurchase Agreement	—	1,172,176	—	1,172,176
Total Investments in Securities	$—	$56,764,511	$—	$56,764,511

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Total Return Bond Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 93.4%†
	Asset-Backed Security 0.0%‡
	Utilities 0.0%‡
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23		$675,000	$757,738

	Total Asset-Backed Security (Cost $674,812)			757,738

	Corporate Bonds 58.9%
	Aerospace & Defense 0.4%
	KLX, Inc. 5.875%, due 12/1/22 (a)		6,750,000	6,665,625
	TransDigm, Inc. 6.50%, due 7/15/24		475,000	480,937
				7,146,562
	Agriculture 1.6%
	Altria Group, Inc.
	9.25%, due 8/6/19		2,838,000	3,700,097
	9.95%, due 11/10/38		620,000	1,088,829
	Bunge, Ltd. Finance Corp. 4.10%, due 3/15/16		7,655,000	7,903,703
	Cargill, Inc.
	4.307%, due 5/14/21 (a)		3,000,000	3,385,296
	6.00%, due 11/27/17 (a)		1,050,000	1,177,894
	7.35%, due 3/6/19 (a)		540,000	657,573
	Lorillard Tobacco Co. 8.125%, due 6/23/19		720,000	885,328
	Philip Morris International, Inc.
	4.25%, due 11/10/44		3,300,000	3,569,016
	4.375%, due 11/15/41		3,175,000	3,471,177
				25,838,913
	Auto Manufacturers 1.2%
	Ford Motor Co.
	7.45%, due 7/16/31		2,095,000	2,964,536
	9.215%, due 9/15/21		2,355,000	3,144,775
	General Motors Financial Co., Inc. 3.15%, due 1/15/20		8,750,000	8,867,889
	Navistar International Corp. 8.25%, due 11/1/21		5,500,000	5,369,375
				20,346,575
	Auto Parts & Equipment 0.5%
	Continental Rubber of America Corp. 4.50%, due 9/15/19 (a)		600,000	622,496
	Goodyear Tire & Rubber Co. (The) 7.00%, due 5/15/22		450,000	487,125
	MPG Holdco I, Inc. 7.375%, due 10/15/22 (a)		5,700,000	5,928,000
	Schaeffler Finance B.V. 7.75%, due 2/15/17 (a)		885,000	969,694
				8,007,315
	Banks 8.3%
	AgriBank FCB 9.125%, due 7/15/19		5,795,000	7,434,695
	Banco Santander Mexico S.A. 4.125%, due 11/9/22 (a)		4,120,000	4,166,350
¤	Bank of America Corp.
	3.30%, due 1/11/23		680,000	694,808
	4.25%, due 10/22/26		11,900,000	12,356,841
	5.125%, due 12/29/49 (b)		3,490,000	3,409,294
	5.70%, due 1/24/22		415,000	488,221
	Barclays Bank PLC 6.05%, due 12/4/17 (a)		4,028,000	4,455,073
	BBVA Bancomer S.A. 6.75%, due 9/30/22 (a)		3,025,000	3,419,400
	CIT Group, Inc. 6.625%, due 4/1/18 (a)		3,835,000	4,132,212
¤	Citigroup, Inc.
	4.05%, due 7/30/22		580,000	610,246
	5.50%, due 2/15/17		6,055,000	6,523,639
	5.875%, due 1/30/42		2,020,000	2,631,494
	6.125%, due 8/25/36		4,579,000	5,602,040
	Discover Bank
	7.00%, due 4/15/20		2,100,000	2,529,215
	8.70%, due 11/18/19		474,000	591,937
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		2,850,000	2,971,356
	5.95%, due 1/18/18		1,000,000	1,119,912
	6.15%, due 4/1/18		5,000,000	5,650,295
	6.75%, due 10/1/37		5,000,000	6,565,670
¤	JPMorgan Chase & Co.
	3.375%, due 5/1/23		11,500,000	11,463,085
	4.85%, due 2/1/44		5,000,000	5,892,605
	5.15%, due 10/1/15		1,000,000	1,027,871
	7.90%, due 4/29/49 (b)		3,750,000	4,030,080
	Lloyds Bank PLC 6.50%, due 9/14/20 (a)		7,000,000	8,327,417
	Mellon Capital III 6.369%, due 9/5/66 (b)	GBP	2,500,000	3,916,123
¤	Morgan Stanley
	4.875%, due 11/1/22		$3,945,000	4,287,690
	5.00%, due 11/24/25		4,535,000	4,988,201
	5.75%, due 1/25/21		5,000,000	5,856,900
	6.00%, due 4/28/15		300,000	303,857
	Regions Bank
	6.45%, due 6/26/37		1,985,000	2,620,194
	7.50%, due 5/15/18		1,985,000	2,327,395
	Santander Bank N.A. 2.00%, due 1/12/18		6,675,000	6,705,965
				137,100,081
	Beverages 0.7%
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19		2,000,000	2,453,030
	Constellation Brands, Inc.
	3.875%, due 11/15/19		5,000,000	5,143,750
	7.25%, due 9/1/16		1,723,000	1,869,455
	Embotelladora Andina S.A. 5.00%, due 10/1/23 (a)		2,450,000	2,620,875
				12,087,110
	Building Materials 0.4%
	Building Materials Corporation of America
	5.375%, due 11/15/24 (a)		4,940,000	5,014,100
	6.75%, due 5/1/21 (a)		2,105,000	2,252,350
				7,266,450
	Chemicals 1.1%
	Dow Chemical Co. (The) 9.40%, due 5/15/39		5,000,000	8,546,175
	Eastman Chemical Co. 2.70%, due 1/15/20		5,320,000	5,441,525
	Huntsman International LLC 5.125%, due 11/15/22 (a)		5,000,000	4,987,500
				18,975,200
	Coal 0.1%
	CONSOL Energy, Inc. 6.375%, due 3/1/21		515,000	496,975
	Peabody Energy Corp. 7.375%, due 11/1/16		441,000	427,770
				924,745
	Commercial Services 1.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, due 4/1/23		500,000	510,000
	Hertz Corp. (The)
	6.25%, due 10/15/22		500,000	511,250
	6.75%, due 4/15/19		2,895,000	2,981,850
	7.375%, due 1/15/21		1,655,000	1,745,860
	Iron Mountain, Inc. 5.75%, due 8/15/24		6,175,000	6,252,187
	United Rentals North America, Inc. 7.625%, due 4/15/22		3,750,000	4,124,250
				16,125,397
	Computers 0.7%
	Hewlett-Packard Co.
	2.65%, due 6/1/16		3,435,000	3,508,014
	4.65%, due 12/9/21		2,200,000	2,437,266
	NCR Corp.
	5.00%, due 7/15/22		4,150,000	4,067,000
	6.375%, due 12/15/23		475,000	496,375
	SunGard Data Systems, Inc. 6.625%, due 11/1/19		500,000	502,500
				11,011,155
	Diversified Financial Services 0.4%
	Alterra Finance LLC 6.25%, due 9/30/20		2,900,000	3,432,918
	General Electric Capital Corp. 5.40%, due 2/15/17		2,985,000	3,250,865
				6,683,783
	Electric 2.0%
	Abu Dhabi National Energy Co. 6.25%, due 9/16/19 (a)		185,000	216,450
	AES Corp. (The) 7.75%, due 10/15/15		148,000	153,920
	Calpine Corp. 5.75%, due 1/15/25		6,930,000	7,068,600
	Duquesne Light Holdings, Inc. 5.90%, due 12/1/21 (a)		3,000,000	3,574,029
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)		6,000,000	6,973,146
	IPALCO Enterprises, Inc.
	5.00%, due 5/1/18		1,000,000	1,065,000
	7.25%, due 4/1/16 (a)		1,605,000	1,689,262
	N.V. Energy, Inc. 6.25%, due 11/15/20		5,000,000	5,981,895
	PPL Capital Funding, Inc. 5.00%, due 3/15/44		1,000,000	1,221,181
	PPL WEM Holdings PLC 3.90%, due 5/1/16 (a)		950,000	979,270
	Public Service Co. of New Mexico 7.95%, due 5/15/18		604,000	718,437
	Puget Energy, Inc. 6.50%, due 12/15/20		3,155,000	3,793,193
				33,434,383
	Engineering & Construction 0.2%
	MasTec, Inc. 4.875%, due 3/15/23		3,605,000	3,352,650

	Entertainment 0.2%
	Isle of Capri Casinos, Inc. 8.875%, due 6/15/20		450,000	475,875
	Pinnacle Entertainment, Inc.
	7.75%, due 4/1/22		450,000	471,375
	8.75%, due 5/15/20		1,000,000	1,050,000
	Scientific Games International, Inc. 7.00%, due 1/1/22 (a)		2,025,000	2,047,781
				4,045,031
	Finance - Auto Loans 0.6%
	Ally Financial, Inc.
	4.625%, due 6/26/15		527,000	530,952
	5.50%, due 2/15/17		722,000	756,295
	6.25%, due 12/1/17		53,000	56,843
	7.50%, due 9/15/20		236,000	280,250
	8.00%, due 11/1/31		3,580,000	4,622,675
	Ford Motor Credit Co. LLC
	8.125%, due 1/15/20		2,580,000	3,240,212
	12.00%, due 5/15/15		1,000,000	1,031,254
				10,518,481
	Finance - Consumer Loans 0.6%
	Navient Corp.
	5.00%, due 10/26/20		500,000	499,375
	6.00%, due 1/25/17		3,935,000	4,122,306
	Springleaf Finance Corp. 6.00%, due 6/1/20		5,000,000	5,025,000
				9,646,681
	Finance - Credit Card 0.3%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,046,000	3,098,708
	Discover Financial Services 3.85%, due 11/21/22		1,526,000	1,601,493
				4,700,201
	Finance - Investment Banker/Broker 0.4%
	Bear Stearns Cos. LLC (The) 7.25%, due 2/1/18		275,000	318,481
	Jefferies Group LLC
	5.125%, due 1/20/23		1,190,000	1,229,665
	6.45%, due 6/8/27		1,960,000	2,088,500
	8.50%, due 7/15/19		2,800,000	3,378,088
				7,014,734
	Finance - Leasing Companies 0.1%
	International Lease Finance Corp. 5.75%, due 5/15/16		2,070,000	2,149,592

	Finance - Mortgage Loan/Banker 0.5%
	Countrywide Financial Corp. 6.25%, due 5/15/16		8,615,000	9,142,074

	Finance - Other Services 0.4%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		2,255,000	2,305,737
	6.00%, due 8/1/20		4,090,000	4,278,549
				6,584,286
	Food 1.5%
	Grupo Bimbo S.A.B. de C.V. 3.875%, due 6/27/24 (a)		7,000,000	7,217,210
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)		4,375,000	4,431,731
	Kroger Co. (The) 6.15%, due 1/15/20		5,275,000	6,194,812
	Tyson Foods, Inc. 5.15%, due 8/15/44		6,000,000	7,224,690
				25,068,443
	Food Services 0.3%
	Aramark Services, Inc. 5.75%, due 3/15/20		4,215,000	4,383,600

	Forest Products & Paper 0.0%‡
	Georgia-Pacific LLC 8.875%, due 5/15/31		50,000	79,722

	Health Care - Products 0.3%
	Alere, Inc. 6.50%, due 6/15/20		4,963,000	5,049,852
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC 5.75%, due 8/1/22 (a)		475,000	490,438
				5,540,290
	Health Care - Services 2.0%
	Anthem, Inc.
	2.30%, due 7/15/18		7,949,000	8,100,588
	4.65%, due 1/15/43		3,895,000	4,374,747
	CHS / Community Health Systems, Inc.
	6.875%, due 2/1/22		450,000	477,956
	7.125%, due 7/15/20		3,750,000	3,993,750
	DaVita HealthCare Partners, Inc. 5.75%, due 8/15/22		3,950,000	4,187,000
	Fresenius Medical Care U.S. Finance, Inc.
	5.75%, due 2/15/21 (a)		825,000	911,625
	6.50%, due 9/15/18 (a)		65,000	71,825
	6.875%, due 7/15/17		1,250,000	1,365,625
	Fresenius Medical Care U.S. Finance II, Inc. 5.625%, due 7/31/19 (a)		2,690,000	2,925,913
	MPH Acquisition Holdings LLC 6.625%, due 4/1/22 (a)		5,475,000	5,680,313
	Roche Holdings, Inc. 6.00%, due 3/1/19 (a)		1,025,000	1,199,505
	Tenet Healthcare Corp. 8.125%, due 4/1/22		450,000	507,375
				33,796,222
	Holding Company - Diversified 0.5%
	Hutchison Whampoa International 14, Ltd. 3.625%, due 10/31/24 (a)		7,400,000	7,623,857

	Home Builders 1.4%
	K Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (a)		475,000	488,063
	KB Home 7.25%, due 6/15/18		6,450,000	6,845,062
	NVR, Inc. 3.95%, due 9/15/22		6,420,000	6,759,753
	Standard Pacific Corp. 5.875%, due 11/15/24		5,820,000	5,776,350
	TRI Pointe Holdings, Inc.
	4.375%, due 6/15/19 (a)		500,000	476,250
	5.875%, due 6/15/24 (a)		3,180,000	3,060,750
				23,406,228
	Home Furnishing 0.6%
	Whirlpool Corp. (MTN) 4.85%, due 6/15/21		8,850,000	9,978,331

	Housewares 0.3%
	Tupperware Brands Corp. 4.75%, due 6/1/21		4,785,000	5,213,200

	Insurance 4.1%
	American International Group, Inc. Series A2 5.75%, due 3/15/67 (b)	GBP	2,750,000	4,309,077
	Genworth Financial, Inc. 8.625%, due 12/15/16		$4,300,000	4,546,988
	Genworth Holdings, Inc. 4.90%, due 8/15/23		3,487,000	2,822,190
	Hartford Financial Services Group, Inc. (The)
	6.00%, due 1/15/19		600,000	688,646
	6.10%, due 10/1/41		4,495,000	5,899,723
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)		2,020,000	2,163,079
	6.50%, due 3/15/35 (a)		335,000	432,707
	6.50%, due 5/1/42 (a)		3,675,000	4,832,158
	Markel Corp.
	3.625%, due 3/30/23		2,515,000	2,627,986
	5.00%, due 3/30/43		2,500,000	2,848,307
	Protective Life Corp.
	7.375%, due 10/15/19		1,500,000	1,836,179
	8.45%, due 10/15/39		4,670,000	7,339,708
	Prudential Financial, Inc. 7.375%, due 6/15/19		6,550,000	7,992,094
	Travelers Cos., Inc. (The) 6.25%, due 6/20/16		1,200,000	1,292,012
	Unum Group 7.125%, due 9/30/16		750,000	820,330
	Voya Financial, Inc.
	2.90%, due 2/15/18		6,380,000	6,576,970
	5.50%, due 7/15/22		5,300,000	6,144,560
	XL Group PLC 6.50%, due 10/29/49 (b)		4,475,000	4,027,500
				67,200,214
	Internet 0.7%
	Alibaba Group Holding, Ltd. 1.625%, due 11/28/17 (a)		6,575,000	6,556,031
	Baidu, Inc. 3.25%, due 8/6/18		5,000,000	5,127,610
				11,683,641
	Iron & Steel 0.8%
	AK Steel Corp. 7.625%, due 10/1/21		2,525,000	2,121,000
	Cliffs Natural Resources, Inc. 4.875%, due 4/1/21		4,380,000	3,044,100
	United States Steel Corp.
	7.375%, due 4/1/20		450,000	463,500
	7.50%, due 3/15/22		3,600,000	3,636,000
	Vale S.A. 5.625%, due 9/11/42		3,970,000	3,497,768
				12,762,368
	Leisure Time 0.2%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (a)		2,925,000	2,961,563

	Lodging 1.0%
	Caesars Entertainment Operating Co., Inc. 9.00%, due 2/15/20 (c)		3,805,000	2,834,725
	MGM Resorts International 6.00%, due 3/15/23		5,000,000	5,050,000
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18		1,735,000	1,749,105
	4.25%, due 3/1/22		6,370,000	6,709,502
				16,343,332
	Machinery - Construction & Mining 0.1%
	Terex Corp. 6.00%, due 5/15/21		1,000,000	1,015,000

	Machinery - Diversified 0.5%
	Zebra Technologies Corp. 7.25%, due 10/15/22 (a)		7,100,000	7,614,750

	Media 3.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.75%, due 1/15/24		500,000	506,875
	6.50%, due 4/30/21		5,000,000	5,262,500
	CCOH Safari LLC
	5.50%, due 12/1/22		985,000	998,544
	5.75%, due 12/1/24		515,000	522,081
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		1,145,000	1,180,781
	Series B 7.625%, due 3/15/20		3,450,000	3,639,750
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
	3.50%, due 3/1/16		5,000,000	5,137,100
	5.00%, due 3/1/21		6,300,000	7,063,087
	DISH DBS Corp.
	4.625%, due 7/15/17		600,000	612,000
	5.875%, due 7/15/22		475,000	479,750
	7.125%, due 2/1/16		955,000	1,002,750
	iHeartCommunications, Inc.
	9.00%, due 3/1/21		2,500,000	2,425,000
	9.00%, due 9/15/22		4,925,000	4,764,938
¤	NBC Universal Media LLC
	5.15%, due 4/30/20		7,900,000	9,135,315
	5.95%, due 4/1/41		4,474,000	6,127,904
	Time Warner Cable, Inc. 8.75%, due 2/14/19		7,000,000	8,772,925
	Time Warner, Inc. 7.70%, due 5/1/32		1,980,000	2,912,867
	Videotron, Ltd. 6.375%, due 12/15/15		542,000	542,678
				61,086,845
	Mining 0.9%
	Anglo American Capital PLC 9.375%, due 4/8/19 (a)		4,880,000	6,064,112
	Rio Tinto Finance USA, Ltd. 9.00%, due 5/1/19		4,500,000	5,769,090
	Vedanta Resources PLC 7.125%, due 5/31/23 (a)		4,270,000	3,618,825
				15,452,027
	Miscellaneous - Manufacturing 1.0%
	Amsted Industries, Inc.
	5.00%, due 3/15/22 (a)		500,000	493,750
	5.375%, due 9/15/24 (a)		5,850,000	5,674,500
	Bombardier, Inc.
	6.125%, due 1/15/23 (a)		3,000,000	2,835,000
	7.75%, due 3/15/20 (a)		450,000	451,969
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (a)		3,000,000	2,812,500
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (a)		265,000	344,058
	Tyco Electronics Group S.A. 6.55%, due 10/1/17		2,945,000	3,329,010
				15,940,787
	Oil & Gas 3.9%
	CHC Helicopter S.A. 9.25%, due 10/15/20		427,500	376,200
	Chesapeake Energy Corp.
	4.875%, due 4/15/22		2,760,000	2,722,050
	6.50%, due 8/15/17		192,000	204,480
	6.625%, due 8/15/20		3,775,000	4,043,969
	6.775%, due 3/15/19 (d)(e)(f)		225,000	40,500
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)		4,025,000	3,904,250
	CNOOC Finance 2011, Ltd. 4.25%, due 1/26/21 (a)		5,490,000	5,928,574
	Concho Resources, Inc. 5.50%, due 4/1/23		5,625,000	5,625,000
	Continental Resources, Inc. 5.00%, due 9/15/22		5,250,000	4,987,500
	ENI S.p.A. 4.15%, due 10/1/20 (a)		2,900,000	3,094,103
	Gazprom OAO Via Gaz Capital S.A. 4.95%, due 7/19/22 (a)		3,800,000	2,979,580
	Linn Energy LLC / Linn Energy Finance Corp. 6.50%, due 9/15/21		575,000	422,625
	Marathon Petroleum Corp. 6.50%, due 3/1/41		3,480,000	4,186,412
	Rosneft Finance S.A. 7.25%, due 2/2/20 (a)		2,770,000	2,396,992
	Samson Investment Co. 9.75%, due 2/15/20		3,245,000	1,005,950
	Sanchez Energy Corp. 6.125%, due 1/15/23 (a)		5,000,000	4,425,000
	SM Energy Co. 5.00%, due 1/15/24		4,000,000	3,590,000
	Valero Energy Corp. 6.125%, due 6/15/17		9,600,000	10,570,224
	Whiting Petroleum Corp. 5.00%, due 3/15/19		4,100,000	3,925,750
				64,429,159
	Oil & Gas Services 0.4%
	Basic Energy Services, Inc. 7.75%, due 10/15/22		575,000	391,000
	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.75%, due 2/1/22		2,317,000	2,496,567
	6.875%, due 2/15/23		3,000,000	3,310,800
				6,198,367
	Packaging & Containers 0.2%
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 6.75%, due 1/31/21 (a)		475,000	465,500
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (a)		3,000,000	3,116,250
	Reynolds Group Issuer, Inc. 8.25%, due 2/15/21		475,000	482,719
				4,064,469
	Pharmaceuticals 1.0%
	Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.00%, due 2/1/25 (a)		4,015,000	4,102,828
	Mylan, Inc. 7.875%, due 7/15/20 (a)		575,000	611,575
	Zoetis, Inc.
	3.25%, due 2/1/23		8,900,000	9,003,997
	4.70%, due 2/1/43		2,745,000	2,904,767
				16,623,167
	Pipelines 4.3%
	Access Midstream Partners, L.P. / ACMP Finance Corp. 4.875%, due 5/15/23		4,900,000	5,022,500
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21		408,000	444,195
	Energy Transfer Equity, L.P. 5.875%, due 1/15/24		3,010,000	3,123,477
	Energy Transfer Partners, L.P.
	5.20%, due 2/1/22		3,500,000	3,841,603
	6.05%, due 6/1/41		1,310,000	1,500,432
	9.70%, due 3/15/19		2,000,000	2,540,838
	EnLink Midstream Partners, L.P.
	4.40%, due 4/1/24		4,130,000	4,323,858
	5.60%, due 4/1/44		3,975,000	4,387,287
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41		2,385,000	2,770,931
	Kinder Morgan Finance Co. LLC 6.00%, due 1/15/18 (a)		3,720,000	4,054,145
	Kinder Morgan, Inc. 2.00%, due 12/1/17		6,425,000	6,411,662
	MarkWest Energy Partners, L.P. / MarkWest Energy Finance Corp. 6.50%, due 8/15/21		7,000,000	7,350,000
	ONEOK, Inc. 6.00%, due 6/15/35		1,425,000	1,384,855
	Panhandle Eastern Pipe Line Co., L.P. 8.125%, due 6/1/19		600,000	739,039
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		5,137,000	5,701,454
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	4.125%, due 11/15/19 (a)		5,500,000	5,362,500
	5.00%, due 1/15/18 (a)		4,000,000	4,079,200
	6.875%, due 2/1/21		450,000	471,375
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19 (a)		3,070,000	3,112,212
	6.25%, due 10/15/22 (a)		4,000,000	4,060,000
				70,681,563
	Real Estate Investment Trusts 1.2%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22		3,325,000	3,639,917
	American Tower Corp. 4.50%, due 1/15/18		2,750,000	2,944,348
	Crown Castle International Corp. 5.25%, due 1/15/23		126,000	129,150
	Health Care REIT, Inc. 5.25%, due 1/15/22		3,000,000	3,428,010
	ProLogis, L.P. 4.25%, due 8/15/23		5,400,000	5,887,858
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19		2,920,000	3,135,697
	4.25%, due 3/1/22		1,370,000	1,486,043
	Weyerhaeuser Co. 7.375%, due 10/1/19		131,000	158,390
				20,809,413
	Retail 2.1%
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(e)		74,045	84,472
	L Brands, Inc. 8.50%, due 6/15/19		127,000	152,718
	Macy's Retail Holdings, Inc.
	3.875%, due 1/15/22		5,500,000	5,908,523
	6.90%, due 4/1/29		1,988,000	2,652,811
	7.45%, due 7/15/17		5,500,000	6,263,372
	Nordstrom, Inc. 5.00%, due 1/15/44		2,643,000	3,220,104
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21		5,955,000	6,669,922
	QVC, Inc.
	4.45%, due 2/15/25		1,535,000	1,569,330
	4.85%, due 4/1/24		1,550,000	1,641,638
	Walgreens Boots Alliance, Inc. 3.30%, due 11/18/21		6,440,000	6,684,192
				34,847,082
	Savings & Loans 0.1%
	Amsouth Bank 5.20%, due 4/1/15		1,435,000	1,444,797

	Semiconductors 0.4%
	Freescale Semiconductor, Inc. 5.00%, due 5/15/21 (a)		5,860,000	5,991,850

	Telecommunications 2.5%
	Corning, Inc. 6.625%, due 5/15/19		500,000	595,726
	Crown Castle Towers LLC 5.495%, due 1/15/17 (a)		3,578,000	3,788,136
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19		1,051,000	1,123,256
	Intelsat Luxembourg S.A. 6.75%, due 6/1/18		475,000	483,313
	SBA Tower Trust 2.933%, due 12/15/42 (a)		3,225,000	3,263,597
	Sprint Capital Corp.
	6.875%, due 11/15/28		755,000	694,600
	6.90%, due 5/1/19		475,000	482,719
	8.75%, due 3/15/32		500,000	511,250
	T-Mobile USA, Inc.
	6.375%, due 3/1/25		500,000	508,750
	6.731%, due 4/28/22		5,500,000	5,699,375
	Telecom Italia Capital S.A. 7.721%, due 6/4/38		480,000	552,000
	Telefonica Emisiones SAU
	4.57%, due 4/27/23		7,610,000	8,543,465
	5.462%, due 2/16/21		785,000	908,208
	Verizon Communications, Inc.
	3.45%, due 3/15/21		785,000	823,777
	5.15%, due 9/15/23		9,680,000	11,099,194
	6.55%, due 9/15/43		845,000	1,141,460
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21		1,160,000	1,206,400
				41,425,226
	Textiles 0.3%
	Cintas Corp. No 2 2.85%, due 6/1/16		5,480,000	5,619,658

	Toys, Games & Hobbies 0.4%
	Hasbro, Inc.
	5.10%, due 5/15/44		4,045,000	4,550,394
	6.35%, due 3/15/40		1,500,000	1,940,336
				6,490,730
	Trucking & Leasing 0.5%
	Penske Truck Leasing Co., L.P. / PTL Finance Corp. 3.75%, due 5/11/17 (a)		7,330,000	7,662,980

	Total Corporate Bonds (Cost $952,022,864)			975,540,280

	Mortgage-Backed Securities 2.5%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.5%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.628%, due 4/10/49 (g)		2,560,000	2,731,144
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.398%, due 12/25/36 (a)(b)		118,513	107,571
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.707%, due 6/11/40 (g)		2,270,000	2,452,848
	CD 2006-CD3 Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48		2,894,441	3,020,031
	CFCRE Commercial Mortgage Trust Series 2011-C1, Class A2 3.759%, due 4/15/44 (a)		1,255,547	1,283,564
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.15%, due 12/10/49 (g)		1,202,655	1,321,144
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.044%, due 12/10/49 (g)		4,565,709	4,918,858
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)		2,470,000	2,863,923
	Greenwich Capital Commercial Funding Corp. Series 2005-GG5, Class A5 5.224%, due 4/10/37 (g)		2,754,471	2,780,638
	GS Mortgage Securities Corp. II
	Series 2006-GG6, Class A4 5.553%, due 4/10/38 (b)		2,919,880	2,985,957
	Series 2007-GG10, Class A4 5.796%, due 8/10/45 (g)		2,793,472	3,035,392
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-LDPX, Class A3 5.42%, due 1/15/49		3,354,681	3,583,152
	Series 2007-CB18, Class A4 5.44%, due 6/12/47		2,174,067	2,312,864
	LB-UBS Commercial Mortgage Trust Series 2007-C6, Class A4 5.858%, due 7/15/40 (b)		1,572,530	1,660,390
	Morgan Stanley Capital I, Trust Series 2007-IQ15, Class A4 5.907%, due 6/11/49 (g)		2,487,144	2,707,869
	Timberstar Trust 1 Series 2006-1A, Class A 5.668%, due 10/15/36 (a)		160,000	170,059
	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 5.943%, due 2/15/51 (g)		3,051,764	3,270,127
				41,205,531
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0%‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.73%, due 2/25/42 (a)(b)(d)(e)		324,533	259,321

	Total Mortgage-Backed Securities (Cost $37,864,405)			41,464,852

	U.S. Government & Federal Agencies 31.5%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0%‡ Series 1991-66, Class J 8.125%, due 6/25/21		257	286

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.5%
	2.375%, due 6/1/35 (b)		123,245	131,722
	3.00%, due 6/1/43		9,110,650	9,417,182
	3.50%, due 12/1/41		9,392,670	9,919,732
	3.50%, due 5/1/42		8,841,988	9,335,862
	3.50%, due 5/1/43		3,596,086	3,812,515
	3.50%, due 5/1/44		11,898,237	12,659,784
	4.00%, due 8/1/31		2,786,525	3,008,258
	4.00%, due 1/1/41		3,019,423	3,313,180
	4.00%, due 2/1/41		5,624,956	6,127,544
	4.00%, due 4/1/41		1,526,311	1,660,686
	4.00%, due 1/1/42		17,498,730	19,148,951
	4.00%, due 6/1/42		6,384,144	6,999,462
	4.00%, due 8/1/44		10,473,265	11,459,960
	4.50%, due 9/1/39		439,643	492,856
	4.50%, due 1/1/40		3,240,926	3,604,545
	4.50%, due 12/1/40		2,197,835	2,464,660
	4.50%, due 5/1/41		2,211,902	2,436,746
	4.50%, due 6/1/41		9,915,154	10,963,971
	4.50%, due 8/1/41		4,675,978	5,122,501
	5.00%, due 8/1/33		286,718	317,115
	5.50%, due 1/1/21		102,645	111,151
	5.50%, due 2/1/33		107,032	120,163
	5.50%, due 7/1/34		291,057	327,741
	5.50%, due 4/1/37		16,623	18,595
	5.50%, due 5/1/37		10,776	12,052
	5.50%, due 7/1/37		54,949	61,408
	5.50%, due 1/1/38		89,998	102,806
	6.00%, due 2/1/27		68,096	76,830
	6.00%, due 3/1/36		99,420	113,399
	6.50%, due 4/1/37		159,676	195,517
				123,536,894
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.2%
	3.00%, due 4/1/43		14,353,826	14,861,931
	3.50%, due 2/1/41		8,759,463	9,269,325
	3.50%, due 3/1/41		803,534	850,144
	3.50%, due 11/1/41		14,318,369	15,183,562
	3.50%, due 1/1/42		2,238,177	2,398,270
	3.50%, due 3/1/42		7,881,784	8,340,397
	3.50%, due 10/1/42		3,952,107	4,217,272
	3.50%, due 2/1/43		3,800,940	4,063,381
	3.50%, due 3/1/43		6,898,905	7,362,193
	3.50%, due 5/1/43		3,521,802	3,726,498
	3.50%, due 6/1/43		1,048,545	1,118,979
	4.00%, due 9/1/31		2,153,679	2,324,828
	4.00%, due 11/1/40		1,441,078	1,581,827
	4.00%, due 1/1/41		4,030,113	4,411,647
	4.00%, due 2/1/41		21,518,501	23,090,973
	4.00%, due 3/1/41		3,816,283	4,189,356
	4.00%, due 10/1/41		4,954,557	5,438,911
	4.00%, due 1/1/42		9,294,309	10,117,751
	4.00%, due 2/1/42		2,935,870	3,146,220
	4.00%, due 3/1/42		12,790,595	13,965,706
	4.00%, due 7/1/42		2,734,583	2,976,878
	4.00%, due 9/1/42		5,152,400	5,650,260
	4.50%, due 4/1/18		34,259	35,985
	4.50%, due 7/1/18		188,058	197,576
	4.50%, due 11/1/18		232,258	244,013
	4.50%, due 6/1/23		256,885	275,966
	4.50%, due 6/1/39		6,970,263	7,713,697
	4.50%, due 8/1/39		5,021,636	5,574,672
	4.50%, due 9/1/39		940,406	1,043,972
	4.50%, due 1/1/40		848,736	924,156
	4.50%, due 8/1/40		1,750,258	1,905,772
	4.50%, due 9/1/40		10,306,507	11,309,567
	4.50%, due 12/1/40		10,593,205	11,657,404
	4.50%, due 7/1/41		4,726,007	5,236,891
	4.50%, due 8/1/41		2,652,105	2,938,976
	4.50%, due 8/1/42		2,752,268	3,049,965
	5.00%, due 9/1/17		64,973	68,533
	5.00%, due 9/1/20		44,199	47,280
	5.00%, due 10/1/20		93,798	100,729
	5.00%, due 12/1/20		150,379	161,853
	5.00%, due 7/1/33		560,176	621,317
	5.00%, due 10/1/33		237,661	264,638
	5.00%, due 5/1/35		1,357,672	1,505,578
	5.00%, due 6/1/35		2,406,949	2,667,774
	5.00%, due 7/1/35		239,147	264,997
	5.00%, due 1/1/36		286,142	316,854
	5.00%, due 2/1/36		2,107,306	2,333,947
	5.00%, due 5/1/36		771,809	854,818
	5.00%, due 9/1/36		206,729	229,088
	5.50%, due 2/1/17		35,852	37,976
	5.50%, due 6/1/21		172,658	188,041
	5.50%, due 6/1/33		1,312,929	1,476,751
	5.50%, due 11/1/33		207,652	233,614
	5.50%, due 12/1/33		156,131	175,658
	5.50%, due 4/1/34		559,201	628,948
	5.50%, due 5/1/34		739,768	832,195
	5.50%, due 6/1/34		191,415	215,341
	5.50%, due 3/1/35		270,324	303,221
	5.50%, due 4/1/36		523,735	585,528
	5.50%, due 12/1/36		135,225	151,211
	5.50%, due 1/1/37		581,116	663,347
	5.50%, due 4/1/37		371,912	415,430
	5.50%, due 7/1/37		605,582	691,169
	5.50%, due 8/1/37		179,834	201,576
	5.50%, due 9/1/37		4,537	5,070
	6.00%, due 8/1/17		8,977	9,355
	6.00%, due 1/1/33		78,592	89,514
	6.00%, due 3/1/33		77,821	88,051
	6.00%, due 8/1/34		3,418	3,898
	6.00%, due 9/1/35		222,531	254,249
	6.00%, due 6/1/36		87,833	99,585
	6.00%, due 12/1/36		156,946	179,834
	6.00%, due 4/1/37		72,964	80,005
	6.00%, due 9/1/37		26,308	29,820
	6.00%, due 10/1/37		275,733	302,479
	6.00%, due 11/1/37		24,254	27,443
	6.00%, due 1/1/38		2,976	3,371
	6.00%, due 11/1/38		158,730	179,537
	6.50%, due 6/1/31		28,091	32,027
	6.50%, due 8/1/31		17,242	20,735
	6.50%, due 10/1/31		13,447	15,845
	6.50%, due 6/1/32		33,554	38,417
	6.50%, due 6/1/36		8,168	9,300
	6.50%, due 7/1/36		21,998	25,817
	6.50%, due 8/1/36		2,335	2,658
	6.50%, due 11/1/36		100,896	115,449
	6.50%, due 2/1/37		37,115	44,726
	6.50%, due 7/1/37		7,236	8,302
	6.50%, due 8/1/37		29,743	34,418
	6.50%, due 9/1/37		95,284	110,454
	6.50%, due 3/1/38		111,856	127,362
				218,570,054
	Freddie Mac (Collateralized Mortgage Obligations) 0.0%‡
	Series 2690, Class PG 5.00%, due 4/15/32		128,509	129,590
	Series 3113, Class QD 5.00%, due 6/15/34		22,434	22,429
				152,019
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.1%
	4.00%, due 11/20/40		673,016	720,315
	6.00%, due 2/15/29		15,312	17,476
	6.00%, due 4/15/29		81,855	94,621
	6.00%, due 8/15/32		164,868	190,649
	6.50%, due 7/15/28		21,202	25,235
	6.50%, due 5/15/29		11,401	13,472
				1,061,768
¤	United States Treasury Bonds 2.9%
	2.875%, due 5/15/43		25,641,000	28,962,304
	3.00%, due 11/15/44		5,555,000	6,445,533
	3.125%, due 8/15/44		5,600,000	6,645,627
	5.375%, due 2/15/31		2,525,000	3,690,247
	6.25%, due 5/15/30		1,240,000	1,936,240
				47,679,951
¤	United States Treasury Notes 7.8%
	0.75%, due 10/31/17		14,000,000	14,012,026
	0.875%, due 9/15/16		1,815,000	1,829,464
	1.00%, due 11/30/19		24,000,000	23,797,488
	1.25%, due 10/31/18		2,395,000	2,418,014
	1.375%, due 9/30/18		1,700,000	1,725,500
	2.00%, due 4/30/16		50,000,000	51,062,500
	2.25%, due 11/15/24		8,000,000	8,410,000
	2.50%, due 5/15/24		23,795,000	25,523,849
				128,778,841
	United States Treasury Strip Principal 0.0%‡
	(zero coupon), due 8/15/23		820,000	714,263

	Total U.S. Government & Federal Agencies (Cost $500,493,703)			520,494,076

	Yankee Bonds 0.5% (h)
	Banks 0.3%
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		3,700,000	3,908,921

	Insurance 0.2%
	Validus Holdings, Ltd. 8.875%, due 1/26/40		2,570,000	3,737,715

	Total Yankee Bonds (Cost $7,146,093)			7,646,636

	Total Long-Term Bonds (Cost $1,498,201,877)			1,545,903,582

		Shares
	Common Stock 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. (d)(e)(f)		2	757

	Total Common Stock (Cost $4)			757

		Principal Amount
	Short-Term Investment 9.4%
	Repurchase Agreement 9.4%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $156,038,025 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $160,290,000 and a Market Value of $159,158,834)		$156,038,025	156,038,025
	Total Short-Term Investment (Cost $156,038,025)			156,038,025
	Total Investments (Cost $1,654,239,906) (k)		102.8%	1,701,942,364
	Other Assets, Less Liabilities		(2.8)	(46,887,990)
	Net Assets		100.0%	$1,655,054,374

		Contracts Long		Unrealized Appreciation (Depreciation)(i)
	Futures Contracts (0.2%)
	United States Treasury Bond Ultra Long March 2015 (j)		173	$3,889,425
	Total Futures Contracts Long (Notional Amount $30,956,188)			3,889,425

		Contracts Short

	United States Treasury Note March 2015 (2 Year) (j)		(2,012)	(1,832,257)
	March 2015 (5 Year) (j)		(741)	(1,912,002)
	March 2015 (10 Year) (j)		(789)	(4,100,798)
	Total Futures Contracts Short (Notional Amount $635,344,533)			(7,845,057)
	Total Futures Contracts (Notional Amount $604,388,345)			$(3,955,632)

¤	Among the Fund's 10 largest holdings or issuers, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of January 31, 2015.
(c)	Issue in default.
(d)	Illiquid security - As of January 31, 2015, the total market value of these securities was $300,578, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of these securities was $385,050, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	Restricted security.
(g)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of January 31, 2015.
(h)	Yankee Bond - Dollar-denominated bond issued, but not registered, in the United States by a foreign bank or corporation.
(i)	Represents the difference between the value of the contracts at the time they were opened and the value as of January 31, 2015.
(j)	As of January 31, 2015, cash in the amount of $2,500,475 was on deposit with brokers for futures transactions.
(k)	As of January 31, 2015, cost was $1,654,281,628 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$62,799,090
Gross unrealized depreciation	(15,138,354)
Net unrealized appreciation	$47,660,736

As of January 31, 2015, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold	Unrealized Appreciation (Depreciation)

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	2,095,000	$2,591,861	$(224,176)
Pound Sterling vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	GBP	315,000	492,525	(18,122)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Euro vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	EUR	2,095,000	$2,604,399	$236,715
Pound Sterling vs. U.S. Dollar	2/19/15	JPMorgan Chase Bank	GBP	5,843,000	9,167,579	367,782
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$362,199

The following abbreviations are used in the preceding pages:

EUR	—Euro
GBP	—British Pound Sterling
MTN	—Medium Term Note

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$757,738	$—	$757,738
Corporate Bonds (b)	—	975,415,308	124,972	975,540,280
Mortgage-Backed Securities (c)	—	41,205,531	259,321	41,464,852
U.S. Government & Federal Agencies	—	520,494,076	—	520,494,076
Yankee Bonds	—	7,646,636	—	7,646,636
Total Long-Term Bonds	—	1,545,519,289	384,293	1,545,903,582
Common Stock (d)	—	—	757	757
Short-Term Investment
Repurchase Agreement	—	156,038,025	—	156,038,025
Total Investments in Securities	—	1,701,557,314	385,050	1,701,942,364
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	604,497	—	604,497
Futures Contracts Long (e)	3,889,425	—	—	3,889,425
Total Other Financial Instruments	3,889,425	604,497	—	4,493,922
Total Investments in Securities and Other Financial Instruments	$3,889,425	$1,702,161,811	$385,050	$1,706,436,286

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(242,298)	$—	$(242,298)
Futures Contracts Short (e)	(7,845,057)	—	—	(7,845,057)
Total Other Financial Instruments	$(7,845,057)	$(242,298)	$—	$(8,087,355)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $40,500 and $84,472 are held in Oil & Gas and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $259,321 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $757 is held in Media within the Common Stock section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2015
Long-Term Bonds
Corporate Bonds
Oil & Gas	$-	$-	$-	$40,500	$-	$-	$-	$-	$40,500	$40,500
Retail	84,641	(26)	(26)	1,132	-	(1,249)	-	-	84,472	1,260
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	269,328	-	-	2,120	-	(12,127)	-	-	259,321	11,822
Common Stock
Media	757	-	-	-	-	-	-	-	757	-
Total	$354,726	$(26)	$(26)	$43,752	$-	$(13,376)	$-	$-	$385,050	$53,582

As of January 31, 2015, the Fund held the following restricted securities:

Security	Date(s) of Acquisition	Principal Amount/Number of Warrants/Shares	Cost	1/31/15 Value	Percent of Net Assets
Chesapeake Energy Corp.
Corporate Bond
6.775%, due 3/15/19	11/26/14	$225,000	$-	$40,500	0.0	%‡
ION Media Networks, Inc.
Common Stock	3/12/10	2	4	757	0.0	‡
Total			$4	$41,257	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay U.S. Equity Opportunities Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 127.2% †
	Aerospace & Defense 2.6%
	Alliant Techsystems, Inc.	2,021	$263,356
	Cubic Corp.	4,000	209,160
	Engility Holdings, Inc. (a)	39,254	1,566,235
	General Dynamics Corp.	32,500	4,329,325
	Huntington Ingalls Industries, Inc.	29,943	3,491,354
	L-3 Communications Holdings, Inc.	200	24,624
	Lockheed Martin Corp.	4,400	828,828
	Orbital Sciences Corp. (a)	13,700	384,833
	Textron, Inc.	86,800	3,694,208
			14,791,923
	Air Freight & Logistics 0.7%
	FedEx Corp. (b)	24,900	4,210,839

	Airlines 1.2%
	Hawaiian Holdings, Inc. (a)	77,600	1,508,544
	SkyWest, Inc.	110,000	1,380,500
	United Continental Holdings, Inc. (a)	58,901	4,085,962
			6,975,006
	Auto Components 0.9%
	Lear Corp.	36,700	3,682,845
	Tower International, Inc. (a)	54,500	1,290,015
			4,972,860
	Automobiles 0.4%
	General Motors Co.	76,528	2,496,343

	Banks 6.1%
	Banco Latinoamericano de Comercio Exterior S.A. Class E	56,200	1,566,294
	Bank of America Corp. (b)	445,383	6,747,552
	BankUnited, Inc.	30,400	840,864
	Citigroup, Inc.	38,368	1,801,378
	Fifth Third Bancorp	86,399	1,494,703
	First Niagara Financial Group, Inc.	161,500	1,311,380
	First Republic Bank	54,069	2,753,194
¤	JPMorgan Chase & Co. (b)	146,819	7,984,017
	KeyCorp	205,281	2,666,600
	SunTrust Banks, Inc.	21,663	832,292
	SVB Financial Group (a)	12,308	1,389,573
	United Community Banks, Inc.	32,000	560,320
	Wells Fargo & Co. (b)	85,967	4,463,407
			34,411,574
	Beverages 2.2%
	Coca-Cola Co. (The)	28,089	1,156,424
	Coca-Cola Enterprises, Inc.	84,400	3,553,240
	Dr. Pepper Snapple Group, Inc.	4,318	333,652
	PepsiCo., Inc. (b)	75,384	7,069,512
			12,112,828
	Biotechnology 6.5%
	Acorda Therapeutics, Inc. (a)	34,600	1,437,630
	Amgen, Inc. (b)	41,527	6,322,901
	Biogen Idec, Inc. (a)(b)	15,800	6,148,728
	Celgene Corp. (a)	12,500	1,489,500
	Cepheid, Inc. (a)	19,300	1,090,643
	Dyax Corp. (a)	101,200	1,529,132
	Emergent BioSolutions, Inc. (a)	37,100	1,039,913
	Epizyme, Inc. (a)	28,500	545,490
	Genomic Health, Inc. (a)	18,500	597,180
¤	Gilead Sciences, Inc. (a)(b)	74,000	7,757,420
	Infinity Pharmaceuticals, Inc. (a)	56,600	873,904
	Insys Therapeutics, Inc. (a)	5,800	277,124
	MacroGenics, Inc. (a)	5,500	173,910
	Myriad Genetics, Inc. (a)	89,300	3,341,606
	Raptor Pharmaceutical Corp. (a)	2,900	26,216
	Repligen Corp. (a)	12,901	313,365
	United Therapeutics Corp. (a)	24,600	3,471,798
			36,436,460
	Building Products 0.7%
	American Woodmark Corp. (a)	10,600	435,978
	Masco Corp.	145,000	3,601,800
			4,037,778
	Capital Markets 3.0%
	Bank of New York Mellon Corp. (The)	121,034	4,357,224
	Lazard, Ltd. Class A	76,840	3,519,272
	Legg Mason, Inc.	42,500	2,356,200
	LPL Financial Holdings, Inc.	20,492	843,246
	Raymond James Financial, Inc.	59,700	3,141,414
	State Street Corp.	1,121	80,163
	Waddell & Reed Financial, Inc. Class A	56,000	2,503,760
			16,801,279
	Chemicals 1.6%
	A. Schulman, Inc.	4,042	140,864
	Cabot Corp.	10,000	424,100
	Dow Chemical Co. (The) (b)	107,800	4,868,248
	LyondellBasell Industries, N.V. Class A	30,393	2,403,782
	Westlake Chemical Corp.	18,800	1,077,428
			8,914,422
	Commercial Services & Supplies 0.6%
	ACCO Brands Corp. (a)	114,700	908,424
	Brink's Co. (The)	14,300	320,463
	Clean Harbors, Inc. (a)	6,300	298,116
	Multi-Color Corp.	1,746	101,652
	R.R. Donnelley & Sons Co.	74,400	1,225,368
	Tyco International PLC	11,400	465,234
			3,319,257
	Communications Equipment 2.8%
	Arris Group, Inc. (a)	124,800	3,272,256
	Brocade Communications Systems, Inc.	300,800	3,344,896
	Cisco Systems, Inc.	17,025	448,864
	EchoStar Corp. Class A (a)	65,919	3,438,994
	Emulex Corp. (a)	189,000	1,183,140
	Juniper Networks, Inc.	143,700	3,266,301
	Palo Alto Networks, Inc. (a)	1,344	169,868
	QUALCOMM, Inc.	6,976	435,721
			15,560,040
	Diversified Consumer Services 0.7%
	Apollo Education Group, Inc. (a)	45,300	1,144,278
	DeVry Education Group, Inc.	25,100	1,064,491
	K12, Inc. (a)	15,700	223,254
	Regis Corp. (a)	94,500	1,488,375
			3,920,398
	Diversified Financial Services 2.8%
¤	Berkshire Hathaway, Inc. Class B (a)(b)	68,789	9,899,425
	Interactive Brokers Group, Inc. Class A	83,217	2,548,937
	PHH Corp. (a)	83,800	2,089,972
	Voya Financial, Inc.	33,200	1,295,132
			15,833,466
	Diversified Telecommunication Services 2.0%
	AT&T, Inc.	39,269	1,292,736
	Consolidated Communications Holdings, Inc.	10,012	233,079
	Inteliquent, Inc.	39,606	666,173
¤	Verizon Communications, Inc. (b)	164,138	7,502,748
	Vonage Holdings Corp. (a)	436,700	1,834,140
			11,528,876
	Electric Utilities 0.2%
	American Electric Power Co., Inc.	15,800	992,398
	Exelon Corp.	1,000	36,040
			1,028,438
	Electrical Equipment 0.6%
	Emerson Electric Co.	2,387	135,916
	GrafTech International, Ltd. (a)	23,331	84,692
	Regal-Beloit Corp.	49,100	3,380,535
	SolarCity Corp. (a)	1,035	50,311
			3,651,454
	Electronic Equipment, Instruments & Components 1.2%
	Avnet, Inc.	9,000	374,580
	Insight Enterprises, Inc. (a)	16,300	385,821
	Jabil Circuit, Inc.	166,141	3,424,166
	Sanmina Corp. (a)	90,600	1,918,908
	Vishay Intertechnology, Inc.	28,800	392,256
			6,495,731
	Energy Equipment & Services 1.2%
	Baker Hughes, Inc.	22,687	1,315,619
	Matrix Service Co. (a)	27,900	535,680
	Nabors Industries, Ltd.	32,037	368,746
	National Oilwell Varco, Inc.	39,900	2,171,757
	Oceaneering International, Inc.	20,100	1,052,436
	Patterson-UTI Energy, Inc.	18,649	320,017
	Schlumberger, Ltd.	12,843	1,058,135
			6,822,390
	Food & Staples Retailing 1.8%
	Andersons, Inc. (The)	36,100	1,623,778
	Kroger Co. (The) (b)	62,827	4,338,205
	Pantry, Inc. (The) (a)	1,470	54,243
	Rite Aid Corp. (a)	143,800	1,003,724
	SUPERVALU, Inc. (a)	183,600	1,788,264
	Wal-Mart Stores, Inc.	14,592	1,240,028
			10,048,242
	Food Products 2.9%
	Archer-Daniels-Midland Co.	87,500	4,080,125
	Bunge, Ltd.	40,200	3,599,106
	Cal-Maine Foods, Inc.	61,200	2,145,060
	Fresh Del Monte Produce, Inc.	43,900	1,476,357
	Keurig Green Mountain, Inc.	3,600	441,216
	Mondelez International, Inc. Class A	19,400	683,656
	Pilgrim's Pride Corp.	57,000	1,547,550
	Sanderson Farms, Inc.	27,000	2,158,920
			16,131,990
	Gas Utilities 0.0%‡
	UGI Corp.	5,000	184,950

	Health Care Equipment & Supplies 2.4%
	Abbott Laboratories	10,012	448,137
	C.R. Bard, Inc.	17,800	3,044,334
	Cynosure, Inc. Class A (a)	45,500	1,375,010
	Edwards Lifesciences Corp. (a)	28,700	3,597,545
	Hill-Rom Holdings, Inc.	24,100	1,151,016
	ICU Medical, Inc. (a)	2,389	199,673
	Masimo Corp. (a)	26,400	673,728
	Natus Medical, Inc. (a)	30,900	1,161,840
	NuVasive, Inc. (a)	19,134	886,287
	Orthofix International N.V. (a)	39,300	1,198,650
	STERIS Corp.	600	39,132
			13,775,352
	Health Care Providers & Services 4.4%
	Aetna, Inc. (b)	45,400	4,168,628
	AmerisourceBergen Corp.	34,200	3,250,710
	Anthem, Inc. (b)	31,962	4,313,591
	Cardinal Health, Inc.	1,210	100,660
	Centene Corp. (a)	32,000	3,493,120
	Health Net, Inc. (a)	62,800	3,401,876
	Magellan Health, Inc. (a)	11,500	691,380
	McKesson Corp.	600	127,590
	Molina Healthcare, Inc. (a)	43,500	2,214,585
	Providence Service Corp. (The) (a)	43,900	1,712,100
	RadNet, Inc. (a)	142,100	1,121,169
			24,595,409
	Hotels, Restaurants & Leisure 3.8%
	BJ's Restaurants, Inc. (a)	37,800	1,674,162
	Bloomin' Brands, Inc. (a)	73,900	1,826,438
	Brinker International, Inc.	35,400	2,068,422
	Carnival Corp.	84,600	3,719,016
	Darden Restaurants, Inc.	43,300	2,657,754
	Hilton Worldwide Holdings, Inc. (a)	39,100	1,015,427
	Penn National Gaming, Inc. (a)	87,300	1,306,881
	Red Robin Gourmet Burgers, Inc. (a)	27,700	2,146,750
	Royal Caribbean Cruises, Ltd.	28,809	2,176,520
	SeaWorld Entertainment, Inc.	68,500	1,199,435
	Wendy's Co. (The)	7,807	82,286
	Yum! Brands, Inc.	17,900	1,293,812
			21,166,903
	Household Durables 2.6%
	Harman International Industries, Inc.	35,400	4,588,902
	Tempur Sealy International, Inc. (a)	33,700	1,854,511
	Tupperware Brands Corp.	38,700	2,616,507
	Universal Electronics, Inc. (a)	27,800	1,771,972
	Whirlpool Corp.	18,668	3,716,425
			14,548,317
	Household Products 1.1%
	Procter & Gamble Co. (The)	37,659	3,174,277
	Spectrum Brands Holdings, Inc.	36,600	3,282,288
			6,456,565
	Industrial Conglomerates 0.6%
	Danaher Corp.	5,300	436,614
	General Electric Co.	134,485	3,212,847
			3,649,461
	Insurance 2.0%
	American International Group, Inc. (b)	92,626	4,526,633
	AmTrust Financial Services, Inc.	22,500	1,138,950
	Lincoln National Corp.	34,200	1,709,316
	MetLife, Inc.	41,300	1,920,450
	Prudential Financial, Inc.	27,000	2,048,760
			11,344,109
	Internet & Catalog Retail 2.3%
	Amazon.com, Inc. (a)	13,523	4,794,309
	Expedia, Inc.	42,192	3,625,559
	Netflix, Inc. (a)	900	397,620
	Orbitz Worldwide, Inc. (a)	231,600	2,137,668
	Overstock.com, Inc. (a)	56,900	1,273,422
	Priceline Group, Inc. (The) (a)	600	605,688
			12,834,266
	Internet Software & Services 4.3%
	AOL, Inc. (a)	73,500	3,178,875
	Dice Holdings, Inc. (a)	92,600	765,802
	EarthLink Holdings Corp.	87,100	367,562
	eBay, Inc. (a)(b)	95,957	5,085,721
	Facebook, Inc. Class A (a)	53,200	4,038,412
	Google, Inc. Class A (a)	7,537	4,051,514
	Google, Inc. Class C (a)	5,907	3,157,410
	Monster Worldwide, Inc. (a)	63,700	263,081
	Rackspace Hosting, Inc. (a)	76,300	3,430,448
			24,338,825
	IT Services 4.1%
	Automatic Data Processing, Inc.	12,800	1,056,384
	Booz Allen Hamilton Holding Corp.	116,361	3,387,269
	Computer Sciences Corp.	57,244	3,473,566
	Global Cash Access Holdings, Inc. (a)	20,900	138,149
	International Business Machines Corp. (b)	47,007	7,206,643
	Leidos Holdings, Inc.	73,300	3,034,620
	Science Applications International Corp.	11,100	541,458
	Visa, Inc. Class A	2,500	637,275
	Xerox Corp.	278,000	3,661,260
			23,136,624
	Leisure Products 0.0%‡
	Mattel, Inc.	7,700	207,130

	Life Sciences Tools & Services 1.3%
	Bruker Corp. (a)	179,700	3,389,142
	Cambrex Corp. (a)	19,600	439,628
	Quintiles Transnational Holdings, Inc. (a)	56,600	3,424,300
	Thermo Fisher Scientific, Inc.	1,800	225,378
			7,478,448
	Machinery 2.1%
	Blount International, Inc. (a)	12,767	197,889
	Briggs & Stratton Corp.	3,800	69,958
	Caterpillar, Inc.	54,600	4,366,362
	Cummins, Inc.	11,085	1,545,914
	Hyster-Yale Materials Handling, Inc.	4,336	271,650
	ITT Corp.	21,800	780,658
	Meritor, Inc. (a)	149,200	1,909,760
	Trinity Industries, Inc.	46,100	1,220,267
	Wabash National Corp. (a)	116,700	1,455,249
			11,817,707
	Marine 0.3%
	Matson, Inc.	52,700	1,831,325

	Media 3.1%
	Cablevision Systems Corp. Class A	86,600	1,638,472
	Carmike Cinemas, Inc. (a)	33,900	938,013
	Comcast Corp. Class A	65,960	3,505,444
	Interpublic Group of Cos., Inc. (The)	52,600	1,048,844
	John Wiley & Sons, Inc. Class A	1,195	74,042
	Live Nation Entertainment, Inc. (a)	18,394	437,226
	News Corp. Class A (a)	230,600	3,433,634
	Scholastic Corp.	30,700	1,129,146
	Time Warner Cable, Inc.	30,500	4,151,965
	Walt Disney Co. (The)	11,275	1,025,574
			17,382,360
	Metals & Mining 1.4%
	Alcoa, Inc.	246,400	3,856,160
	Century Aluminum Co. (a)	1,378	31,845
	Freeport-McMoRan, Inc.	44,500	748,045
	Materion Corp.	3,200	105,440
	Newmont Mining Corp.	12,600	316,890
	Royal Gold, Inc.	2,535	183,686
	Steel Dynamics, Inc.	145,916	2,486,409
	United States Steel Corp.	3,900	95,316
			7,823,791
	Multi-Utilities 1.4%
	CenterPoint Energy, Inc.	108,700	2,509,883
	MDU Resources Group, Inc.	46,000	1,040,060
	PG&E Corp.	69,500	4,087,295
			7,637,238
	Multiline Retail 1.2%
	Big Lots, Inc.	69,400	3,186,154
	Burlington Stores, Inc. (a)	43,700	2,180,193
	Dollar General Corp. (a)	21,500	1,441,790
	Target Corp.	499	36,731
			6,844,868
	Oil, Gas & Consumable Fuels 9.1%
	Alon USA Energy, Inc.	31,700	382,936
	Cheniere Energy, Inc. (a)	6,100	435,418
¤	Chevron Corp. (b)	80,459	8,249,461
	ConocoPhillips	58,454	3,681,433
	Delek US Holdings, Inc.	39,000	1,203,150
	Devon Energy Corp.	43,000	2,591,610
	Energen Corp.	28,600	1,813,812
	EOG Resources, Inc.	6,000	534,180
¤	Exxon Mobil Corp. (b)	136,345	11,919,280
	Green Plains, Inc.	43,500	1,018,335
	Hess Corp.	22,900	1,545,521
	Marathon Oil Corp.	91,100	2,423,260
	Marathon Petroleum Corp.	37,966	3,515,272
	Pacific Ethanol, Inc. (a)	20,000	171,800
	Phillips 66	10,500	738,360
	REX American Resources Corp. (a)	3,308	183,627
	SemGroup Corp. Class A	13,900	935,887
	Targa Resources Corp.	32,200	2,795,926
	Tesoro Corp.	4,200	343,266
	VAALCO Energy, Inc. (a)	349,200	1,934,568
	Valero Energy Corp.	72,859	3,852,784
	Westmoreland Coal Co. (a)	32,900	858,032
			51,127,918
	Paper & Forest Products 0.8%
	Boise Cascade Co. (a)	54,800	2,216,112
	Domtar Corp.	31,300	1,198,790
	International Paper Co.	22,900	1,205,914
			4,620,816
	Personal Products 0.1%
	Medifast, Inc. (a)	9,200	291,548

	Pharmaceuticals 6.3%
	AbbVie, Inc.	25,300	1,526,855
	Actavis PLC (a)	2,700	719,658
	Bristol-Myers Squibb Co.	26,700	1,609,209
	Depomed, Inc. (a)	86,100	1,573,047
	Eli Lilly & Co.	21,161	1,523,592
	Hospira, Inc. (a)	56,300	3,571,109
	Impax Laboratories, Inc. (a)	27,500	1,008,425
¤	Johnson & Johnson (b)	96,292	9,642,681
	Lannett Co., Inc. (a)	27,100	1,285,353
	Medicines Co. (The) (a)	50,700	1,453,569
	Merck & Co., Inc. (b)	81,296	4,900,523
	Pernix Therapeutics Holdings, Inc. (a)	43,400	360,654
	Pfizer, Inc.	137,811	4,306,593
	Prestige Brands Holdings, Inc. (a)	39,500	1,353,270
	Sagent Pharmaceuticals, Inc. (a)	30,600	785,502
			35,620,040
	Professional Services 0.8%
	Insperity, Inc.	5,200	218,088
	Manpowergroup, Inc.	52,660	3,837,861
	TrueBlue, Inc. (a)	32,200	710,332
			4,766,281
	Real Estate Investment Trusts 3.7%
	American Tower Corp.	24,500	2,375,275
	Ashford Hospitality Trust, Inc.	23,100	243,012
	CBL & Associates Properties, Inc.	80,300	1,655,786
	Crown Castle International Corp. (b)	48,300	4,178,433
	Gaming and Leisure Properties, Inc.	47,500	1,549,925
	Host Hotels & Resorts, Inc.	145,700	3,335,073
	Iron Mountain, Inc.	88,100	3,509,904
	Weyerhaeuser Co.	106,500	3,818,025
			20,665,433
	Real Estate Management & Development 0.0%‡
	St. Joe Co. (The) (a)	4,014	64,866

	Road & Rail 2.6%
	AMERCO (a)	11,500	3,290,265
	ArcBest Corp.	26,800	998,568
	Avis Budget Group, Inc. (a)	57,900	3,318,249
	Con-way, Inc.	79,358	3,251,297
	Ryder System, Inc.	7,900	654,041
	Union Pacific Corp.	24,400	2,859,924
			14,372,344
	Semiconductors & Semiconductor Equipment 2.4%
¤	Intel Corp. (b)	229,132	7,570,521
	Micron Technology, Inc. (a)	143,100	4,187,822
	Teradyne, Inc.	87,400	1,581,940
			13,340,283
	Software 4.6%
	AVG Technologies N.V. (a)	9,500	187,910
	Citrix Systems, Inc. (a)	61,000	3,614,860
	Electronic Arts, Inc. (a)	76,200	4,180,332
	EnerNOC, Inc. (a)	100,200	1,725,444
¤	Microsoft Corp. (b)	285,908	11,550,683
	Oracle Corp.	30,562	1,280,242
	Take-Two Interactive Software, Inc. (a)	75,800	2,252,776
	VASCO Data Security International, Inc. (a)	56,500	1,214,750
			26,006,997
	Specialty Retail 6.5%
	Barnes & Noble, Inc. (a)	94,300	2,215,107
	Best Buy Co., Inc.	102,900	3,622,080
	Brown Shoe Co., Inc.	17,900	508,181
	CST Brands, Inc.	77,860	3,355,766
	Dick's Sporting Goods, Inc.	64,800	3,346,920
	Express, Inc. (a)	40,900	534,972
	GameStop Corp. Class A	3,004	105,891
	Gap, Inc. (The)	87,330	3,597,123
	Home Depot, Inc. (The) (b)	45,329	4,733,254
	Lowe's Cos., Inc. (b)	76,016	5,150,844
	Murphy USA, Inc. (a)	25,600	1,787,136
	Office Depot, Inc. (a)	279,900	2,127,240
	Outerwall, Inc. (a)	900	55,872
	Select Comfort Corp. (a)	25,400	757,936
	Stage Stores, Inc.	58,700	1,174,000
	Staples, Inc.	213,000	3,631,650
			36,703,972
	Technology Hardware, Storage & Peripherals 5.9%
¤	Apple, Inc. (b)	192,970	22,608,365
	EMC Corp.	28,565	740,691
	Hewlett-Packard Co. (b)	139,601	5,043,784
	Lexmark International, Inc. Class A	79,800	3,184,818
	Super Micro Computer, Inc. (a)	38,700	1,415,259
	Western Digital Corp.	5,328	518,041
			33,510,958
	Textiles, Apparel & Luxury Goods 0.7%
	Fossil Group, Inc. (a)	1,800	176,040
	PVH Corp.	32,100	3,539,346
			3,715,386
	Thrifts & Mortgage Finance 0.3%
	People's United Financial, Inc.	102,500	1,442,175

	Tobacco 0.0%‡
	Philip Morris International, Inc.	1,270	101,905

	Trading Companies & Distributors 1.2%
	HD Supply Holdings, Inc. (a)	122,700	3,537,441
	United Rentals, Inc. (a)	37,500	3,106,875
			6,644,316
	Wireless Telecommunication Services 1.1%
	T-Mobile U.S., Inc. (a)	119,200	3,597,456
	Telephone & Data Systems, Inc.	123,025	2,860,331
			6,457,787
	Total Common Stocks (Cost $657,215,234)		717,008,267

	Exchange-Traded Fund 0.5% (c)
	S&P 500 Index - SPDR Trust Series 1	13,196	2,632,206

	Total Exchange-Traded Fund (Cost $2,659,178)		2,632,206

	Number of Rights
Rights 0.0%‡
Health Care Providers & Services 0.0%‡
Providence Service Corp. (The) Expires 2/5/15 (a)(d)	1,466	0
Total Rights (Cost $0)		0

	Principal Amount
Short-Term Investment 0.5%
Repurchase Agreement 0.5%
State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $3,152,445 (Collateralized by a Federal National Mortgage Association security with a rate of 2.12% and a maturity date of 11/7/22, with a Principal Amount of $3,250,000 and a Market Value of $3,218,079)	$3,152,445	3,152,445
Total Short-Term Investment (Cost $3,152,445)		3,152,445
Total Investments, Before Investments Sold Short (Cost $663,026,857) (f)	128.2%	722,792,918

	Shares
Investments Sold Short (29.1%)
Common Stocks Sold Short (29.1%)
Aerospace & Defense (0.4%)
DigitalGlobe, Inc. (a)	(15,523)	(417,413)
KEYW Holding Corp. (The) (a)	(161,959)	(1,439,816)
Taser International, Inc. (a)	(10,553)	(285,037)
		(2,142,266)
Air Freight & Logistics (0.2%)
XPO Logistics, Inc. (a)	(35,700)	(1,313,403)

Auto Components (0.4%)
Dorman Products, Inc. (a)	(39,000)	(1,783,470)
Gentherm, Inc. (a)	(9,600)	(353,088)
Motorcar Parts of America, Inc. (a)	(10,200)	(266,424)
		(2,402,982)
Automobiles (0.1%)
Winnebago Industries, Inc.	(23,400)	(465,426)

Banks (0.2%)
Home BancShares, Inc.	(6,200)	(183,644)
PacWest Bancorp	(17,200)	(735,386)
		(919,030)
Biotechnology (1.4%)
ACADIA Pharmaceuticals, Inc. (a)	(8,700)	(264,741)
Alnylam Pharmaceuticals, Inc. (a)	(9,400)	(882,002)
Arrowhead Research Corp. (a)	(41,500)	(261,865)
Clovis Oncology, Inc. (a)	(4,100)	(267,279)
CytRx Corp. (a)	(64,100)	(164,737)
Esperion Therapeutics, Inc. (a)	(6,100)	(279,990)
Geron Corp. (a)	(77,800)	(247,404)
Idera Pharmaceuticals, Inc. (a)	(61,500)	(277,980)
Incyte Corp. (a)	(10,300)	(821,013)
Insmed, Inc. (a)	(18,600)	(287,556)
Intercept Pharmaceuticals, Inc. (a)	(4,700)	(944,841)
Karyopharm Therapeutics, Inc. (a)	(10,200)	(270,606)
Kythera Biopharmaceuticals, Inc. (a)	(7,100)	(264,120)
MannKind Corp. (a)	(44,900)	(285,115)
Newlink Genetics Corp. (a)	(3,900)	(142,701)
Organovo Holdings, Inc. (a)	(22,227)	(142,920)
OvaScience, Inc. (a)	(5,900)	(256,414)
Pharmacyclics, Inc. (a)	(5,100)	(860,625)
Synageva BioPharma Corp. (a)	(2,500)	(288,050)
Synta Pharmaceuticals Corp. (a)	(106,300)	(252,994)
TESARO, Inc. (a)	(6,800)	(273,564)
ZIOPHARM Oncology, Inc. (a)	(32,800)	(293,560)
		(8,030,077)
Capital Markets (0.1%)
Artisan Partners Asset Management, Inc. Class A	(9,200)	(444,084)

Chemicals (0.3%)
Intrepid Potash, Inc. (a)	(5,658)	(75,308)
Rentech, Inc. (a)	(609,200)	(731,040)
Senomyx, Inc. (a)	(192,900)	(1,018,512)
Tronox, Ltd. Class A	(4,225)	(89,317)
		(1,914,177)
Commercial Services & Supplies (0.3%)
Mobile Mini, Inc.	(1,470)	(53,361)
US Ecology, Inc.	(44,400)	(1,840,824)
		(1,894,185)
Communications Equipment (0.2%)
Extreme Networks, Inc. (a)	(100,200)	(294,588)
Procera Networks, Inc. (a)	(113,600)	(997,408)
		(1,291,996)
Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. N.V.	(49,400)	(1,704,794)
MasTec, Inc. (a)	(71,800)	(1,329,736)
		(3,034,530)
Diversified Consumer Services (0.3%)
Sotheby's	(36,500)	(1,553,075)

Diversified Financial Services (0.2%)
CBOE Holdings, Inc.	(14,600)	(941,262)

Diversified Telecommunication Services (0.3%)
8x8, Inc. (a)	(195,900)	(1,510,389)
Globalstar, Inc. (a)	(75,500)	(182,710)
		(1,693,099)
Electrical Equipment (0.8%)
Capstone Turbine Corp. (a)	(1,460,400)	(905,594)
Fuelcell Energy, Inc. (a)	(1,048,400)	(1,258,080)
Plug Power, Inc. (a)	(236,000)	(630,120)
Power Solutions International, Inc. (a)	(32,100)	(1,419,462)
PowerSecure International, Inc. (a)	(23,512)	(221,013)
		(4,434,269)
Electronic Equipment, Instruments & Components (1.9%)
AVX Corp.	(15,000)	(193,950)
Control4 Corp. (a)	(98,800)	(1,499,784)
FARO Technologies, Inc. (a)	(11,000)	(608,850)
InvenSense, Inc. (a)	(50,792)	(750,198)
IPG Photonics Corp. (a)	(26,679)	(1,991,320)
Maxwell Technologies, Inc. (a)	(112,100)	(892,316)
Trimble Navigation, Ltd. (a)	(78,500)	(1,871,440)
Universal Display Corp. (a)	(34,300)	(1,092,798)
Zebra Technologies Corp. Class A (a)	(23,300)	(1,944,618)
		(10,845,274)
Energy Equipment & Services (0.9%)
Hercules Offshore, Inc. (a)	(887,033)	(638,664)
McDermott International, Inc. (a)	(743,214)	(1,672,231)
North Atlantic Drilling, Ltd.	(356,206)	(509,375)
Nuverra Environmental Solutions, Inc. (a)	(40,108)	(89,441)
Seadrill, Ltd.	(98,000)	(1,052,520)
Tidewater, Inc.	(27,324)	(799,500)
US Silica Holdings, Inc.	(15,700)	(395,640)
		(5,157,371)
Food & Staples Retailing (0.2%)
Sprouts Farmers Market, Inc. (a)	(29,800)	(1,085,018)

Food Products (0.3%)
Boulder Brands, Inc. (a)	(146,200)	(1,466,386)

Health Care Equipment & Supplies (0.9%)
Antares Pharma, Inc. (a)	(585,300)	(1,369,602)
Cerus Corp. (a)	(322,900)	(1,724,286)
GenMark Diagnostics, Inc. (a)	(50,400)	(649,152)
Rockwell Medical, Inc. (a)	(68,000)	(733,720)
Unilife Corp. (a)	(158,200)	(628,054)
		(5,104,814)
Health Care Providers & Services (0.7%)
BioScrip, Inc. (a)	(51,600)	(296,700)
Envision Healthcare Holdings, Inc. (a)	(51,277)	(1,762,903)
MEDNAX, Inc. (a)	(6,900)	(468,441)
Premier, Inc. Class A (a)	(44,700)	(1,452,750)
		(3,980,794)
Health Care Technology (0.4%)
athenahealth, Inc. (a)	(10,400)	(1,452,984)
Medidata Solutions, Inc. (a)	(5,600)	(240,744)
Vocera Communications, Inc. (a)	(51,800)	(464,128)
		(2,157,856)
Hotels, Restaurants & Leisure (0.5%)
Belmond, Ltd. Class A (a)	(16,500)	(181,335)
Caesars Entertainment Corp. (a)	(154,100)	(1,678,149)
Dunkin' Brands Group, Inc.	(19,900)	(941,469)
Krispy Kreme Doughnuts, Inc. (a)	(4,500)	(87,615)
Noodles & Co. (a)	(7,300)	(187,610)
		(3,076,178)
Household Durables (1.0%)
Hovnanian Enterprises, Inc. Class A (a)	(409,600)	(1,409,024)
iRobot Corp. (a)	(2,000)	(63,100)
KB Home	(158,200)	(1,971,172)
Taylor Morrison Home Corp. Class A (a)	(103,500)	(1,839,195)
William Lyon Homes Class A (a)	(13,100)	(249,948)
		(5,532,439)
Insurance (0.7%)
Ambac Financial Group, Inc. (a)	(74,400)	(1,819,080)
eHealth, Inc. (a)	(50,300)	(515,072)
MBIA, Inc. (a)	(227,372)	(1,823,523)
		(4,157,675)
Internet & Catalog Retail (0.5%)
RetailMeNot, Inc. (a)	(124,600)	(1,935,038)
TripAdvisor, Inc. (a)	(12,545)	(840,640)
Zulily, Inc. Class A (a)	(14,972)	(276,982)
		(3,052,660)
Internet Software & Services (0.4%)
Bazaarvoice, Inc. (a)	(146,400)	(1,216,584)
Dealertrack Technologies, Inc. (a)	(16,400)	(659,280)
Millennial Media, Inc. (a)	(356,200)	(480,870)
		(2,356,734)
Life Sciences Tools & Services (0.5%)
Accelerate Diagnostics, Inc. (a)	(10,100)	(217,150)
Bio-Techne Corp.	(1,929)	(179,436)
Fluidigm Corp. (a)	(24,600)	(947,838)
Pacific Biosciences of California, Inc. (a)	(151,200)	(1,215,648)
Sequenom, Inc. (a)	(78,300)	(288,144)
		(2,848,216)
Machinery (0.4%)
ExOne Co. (The) (a)	(28,700)	(411,845)
Proto Labs, Inc. (a)	(30,700)	(1,976,773)
		(2,388,618)
Marine (0.2%)
Knightsbridge Shipping, Ltd.	(89,100)	(357,291)
Navios Maritime Holdings, Inc.	(178,600)	(648,318)
		(1,005,609)
Media (1.5%)
Cumulus Media, Inc. Class A (a)	(372,800)	(1,297,344)
DreamWorks Animation SKG, Inc. Class A (a)	(93,475)	(1,745,178)
Global Eagle Entertainment, Inc. (a)	(62,100)	(956,029)
Gray Television, Inc. (a)	(21,860)	(206,796)
MDC Partners, Inc. Class A	(5,100)	(121,890)
Rentrak Corp. (a)	(25,900)	(1,992,487)
World Wrestling Entertainment, Inc. Class A	(154,400)	(1,869,784)
		(8,189,508)
Metals & Mining (0.9%)
AK Steel Holding Corp. (a)	(350,800)	(1,329,532)
Allegheny Technologies, Inc.	(9,736)	(277,768)
Hecla Mining Co.	(433,300)	(1,425,557)
Horsehead Holding Corp. (a)	(34,000)	(456,960)
Molycorp, Inc. (a)	(99,292)	(32,766)
Tahoe Resources, Inc.	(124,815)	(1,703,725)
		(5,226,308)
Multiline Retail (0.1%)
J.C. Penney Co., Inc. (a)	(51,135)	(371,751)

Oil, Gas & Consumable Fuels (1.9%)
Alpha Natural Resources, Inc. (a)	(881,300)	(916,552)
Arch Coal, Inc.	(440,500)	(408,476)
Clean Energy Fuels Corp. (a)	(207,600)	(865,692)
Cobalt International Energy, Inc. (a)	(228,642)	(2,085,215)
DHT Holdings, Inc.	(54,600)	(401,310)
Emerald Oil, Inc. (a)	(169,773)	(139,723)
Energy XXI, Ltd.	(681,400)	(2,003,316)
EXCO Resources, Inc.	(94,235)	(187,528)
GasLog, Ltd.	(13,900)	(243,111)
Halcon Resources Corp. (a)	(136,760)	(191,464)
Laredo Petroleum, Inc. (a)	(37,200)	(364,932)
Magnum Hunter Resources Corp. (a)	(795,600)	(1,543,464)
Miller Energy Resources, Inc. (a)	(90,500)	(105,885)
Nordic American Tankers, Ltd.	(50,100)	(507,012)
Quicksilver Resources, Inc. (a)	(5,650)	(480)
Scorpio Tankers, Inc.	(61,600)	(484,792)
Solazyme, Inc. (a)	(4,268)	(9,432)
		(10,458,384)
Personal Products (0.5%)
Elizabeth Arden, Inc. (a)	(79,356)	(1,172,882)
IGI Laboratories, Inc. (a)	(153,600)	(1,529,856)
		(2,702,738)
Pharmaceuticals (1.0%)
Aerie Pharmaceuticals, Inc. (a)	(22,100)	(617,916)
Ampio Pharmaceuticals, Inc. (a)	(102,000)	(512,040)
Aratana Therapeutics, Inc. (a)	(13,900)	(230,323)
Jazz Pharmaceuticals PLC (a)	(5,000)	(846,700)
Relypsa, Inc. (a)	(11,900)	(418,047)
Repros Therapeutics, Inc. (a)	(113,300)	(974,380)
Salix Pharmaceuticals, Ltd. (a)	(7,300)	(983,091)
Tetraphase Pharmaceuticals, Inc. (a)	(4,000)	(145,440)
TherapeuticsMD, Inc. (a)	(274,200)	(1,113,252)
		(5,841,189)
Professional Services (0.9%)
Acacia Research Corp.	(112,000)	(1,402,240)
Advisory Board Co. (The) (a)	(38,100)	(1,786,128)
WageWorks, Inc. (a)	(34,400)	(1,893,376)
		(5,081,744)
Real Estate Investment Trusts (0.4%)
Altisource Residential Corp.	(43,000)	(774,430)
American Realty Capital Properties, Inc.	(154,400)	(1,430,516)
		(2,204,946)
Real Estate Management & Development (0.4%)
Altisource Asset Management Corp. (a)	(400)	(64,000)
Howard Hughes Corp. (The) (a)	(15,900)	(2,077,017)
		(2,141,017)
Semiconductors & Semiconductor Equipment (0.6%)
Advanced Micro Devices, Inc. (a)	(354,897)	(912,085)
Cree, Inc. (a)	(5,200)	(183,872)
Freescale Semiconductor, Ltd. (a)	(7,600)	(243,884)
SunPower Corp. (a)	(77,800)	(1,876,536)
		(3,216,377)
Software (0.7%)
FireEye, Inc. (a)	(57,700)	(1,950,837)
Glu Mobile, Inc. (a)	(64,900)	(227,799)
Zynga, Inc. Class A (a)	(733,300)	(1,877,248)
		(4,055,884)
Specialty Retail (2.9%)
Aeropostale, Inc. (a)	(475,500)	(1,160,220)
bebe stores, inc.	(165,200)	(591,416)
Cabela's, Inc. (a)	(35,000)	(1,923,250)
CarMax, Inc. (a)	(30,700)	(1,906,470)
Conn's, Inc. (a)	(113,400)	(1,784,916)
Container Store Group, Inc. (The) (a)	(42,400)	(772,528)
Five Below, Inc. (a)	(57,106)	(1,902,772)
Francesca's Holdings Corp. (a)	(60,500)	(959,530)
Lumber Liquidators Holdings, Inc. (a)	(33,300)	(2,102,895)
Men's Wearhouse, Inc. (The)	(26,100)	(1,212,867)
Sears Hometown and Outlet Stores, Inc. (a)	(33,236)	(377,229)
Tiffany & Co.	(6,200)	(537,168)
Tile Shop Holdings, Inc. (a)	(168,700)	(1,369,844)
		(16,601,105)
Technology Hardware, Storage & Peripherals (0.9%)
3D Systems Corp. (a)	(67,300)	(1,957,084)
Nimble Storage, Inc. (a)	(33,900)	(760,377)
Stratasys, Ltd. (a)	(25,400)	(2,019,046)
Violin Memory, Inc. (a)	(156,400)	(600,576)
		(5,337,083)
Textiles, Apparel & Luxury Goods (0.3%)
Kate Spade & Co. (a)	(25,800)	(813,474)
Tumi Holdings, Inc. (a)	(28,200)	(639,294)
		(1,452,768)
Thrifts & Mortgage Finance (0.2%)
BofI Holding, Inc. (a)	(11,700)	(987,012)

Trading Companies & Distributors (0.3%)
Titan Machinery, Inc. (a)	(100,400)	(1,418,652)

Transportation Infrastructure (0.1%)
Wesco Aircraft Holdings, Inc. (a)	(47,900)	(624,616)

Wireless Telecommunication Services (0.3%)
RingCentral, Inc. Class A (a)	(114,300)	(1,543,050)

Total Common Stocks Sold Short (Proceeds $184,839,335)		(164,143,635)

	Number of Warrants
Warrants Sold Short (0.0%)‡
Oil, Gas & Consumable Fuels (0.0%)‡
Magnum Hunter Resources Corp. (a)(d)(e)	(31,660)	(8,222)

Total Warrants Sold Short (Proceeds $0)		(8,222)
Total Investments Sold Short (Proceeds $184,839,335)	(29.1)%	(164,151,857)
Total Investments, Net of Investments Sold Short (Cost $478,187,522)	99.1	558,641,061
Other Assets, Less Liabilities	0.9	5,096,632
Net Assets	100.0%	$563,737,693

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(c)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of January 31, 2015, the total market value of fair valued securities was $(8,222), which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Illiquid security - As of January 31, 2015, the total market value of this security was $(8,222), which represented less than one-tenth of a percent of the Fund's net assets.
(f)	As of January 31, 2015, cost was $665,969,529 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$79,044,871
Gross unrealized depreciation	(22,221,482)
Net unrealized appreciation	$56,823,389

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$717,008,267	$—	$—	$717,008,267
Exchange-Traded Fund	2,632,206	—	—	2,632,206
Rights	—	0	—	0
Short-Term Investment
Repurchase Agreement	—	3,152,445	—	3,152,445
Total Investments in Securities	$719,640,473	$3,152,445	$—	$722,792,918

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Common Stocks Sold Short	$(164,143,635)	$—	$—	$(164,143,635)
Warrants Sold Short	—	(8,222)	—	(8,222)
Total Investments in Securities Sold Short	$(164,143,635)	$(8,222)	$—	$(164,151,857)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay U.S. Small Cap Fund

Portfolio of Investments January 31, 2015 (Unaudited)

		Shares	Value
	Common Stocks 98.1% †
	Aerospace & Defense 2.6%
	Curtiss-Wright Corp.	69,070	$4,595,227
	Hexcel Corp.	194,725	8,612,687
			13,207,914
	Auto Components 2.1%
	Dana Holding Corp.	245,705	5,127,863
	Visteon Corp. (a)	58,550	5,676,423
			10,804,286
	Banks 12.1%
¤	Bank of Hawaii Corp.	173,700	9,807,102
¤	BankUnited, Inc.	377,460	10,440,544
	CVB Financial Corp.	420,672	6,146,018
	First Financial Bancorp	290,590	4,800,547
¤	Investors Bancorp, Inc.	944,051	10,394,001
	LegacyTexas Financial Group, Inc.	399,450	7,917,099
	Texas Capital Bancshares, Inc. (a)	152,790	6,241,471
	Umpqua Holdings Corp.	368,708	5,718,661
			61,465,443
	Building Products 2.9%
	Armstrong World Industries, Inc. (a)	181,780	9,216,246
	Simpson Manufacturing Co., Inc.	173,240	5,654,554
			14,870,800
	Capital Markets 2.3%
	Diamond Hill Investment Group, Inc.	49,050	6,379,443
	Waddell & Reed Financial, Inc. Class A	114,520	5,120,189
			11,499,632
	Chemicals 2.9%
	Chemtura Corp. (a)	166,650	3,631,303
	Flotek Industries, Inc. (a)	267,940	4,332,590
	Innophos Holdings, Inc.	112,500	6,698,250
			14,662,143
	Commercial Services & Supplies 0.4%
	Waste Connections, Inc.	43,195	1,866,888

	Communications Equipment 2.0%
¤	Harmonic, Inc. (a)	1,324,485	10,132,310

	Construction Materials 0.5%
	United States Lime & Minerals, Inc.	39,550	2,734,883

	Containers & Packaging 1.4%
	Silgan Holdings, Inc.	140,810	7,239,042

	Diversified Consumer Services 1.7%
	Service Corp. International	370,150	8,376,495

	Diversified Financial Services 0.9%
	CBOE Holdings, Inc.	67,830	4,373,000

	Diversified Telecommunication Services 1.1%
	Lumos Networks Corp.	346,475	5,553,994

	Electric Utilities 2.6%
	Great Plains Energy, Inc.	244,750	7,237,257
	Westar Energy, Inc.	143,000	6,108,960
			13,346,217
	Electronic Equipment, Instruments & Components 2.3%
	National Instruments Corp.	175,184	5,269,535
	OSI Systems, Inc. (a)	91,985	6,437,110
			11,706,645
	Energy Equipment & Services 1.5%
	Dril-Quip, Inc. (a)	56,350	4,182,861
	Oil States International, Inc. (a)	78,820	3,237,137
			7,419,998
	Food & Staples Retailing 1.5%
	SpartanNash Co.	287,443	7,404,532

	Food Products 1.5%
	B&G Foods, Inc.	253,300	7,558,472

	Health Care Equipment & Supplies 7.8%
	Greatbatch, Inc. (a)	112,750	5,475,140
¤	Integra LifeSciences Holdings Corp. (a)	198,612	11,066,661
	Sirona Dental Systems, Inc. (a)	76,838	6,932,324
	Teleflex, Inc.	75,400	8,260,824
	Tornier N.V. (a)	72,245	1,746,162
	Wright Medical Group, Inc. (a)	248,417	6,063,859
			39,544,970
	Health Care Providers & Services 4.8%
	Bio-Reference Laboratories, Inc. (a)	224,500	7,527,485
	U.S. Physical Therapy, Inc.	165,692	6,427,193
¤	WellCare Health Plans, Inc. (a)	140,550	10,239,067
			24,193,745
	Hotels, Restaurants & Leisure 4.5%
	Brinker International, Inc.	161,525	9,437,906
	Life Time Fitness, Inc. (a)	151,305	8,271,844
	Monarch Casino & Resort, Inc. (a)	304,046	5,259,996
			22,969,746
	Household Durables 1.2%
	M/I Homes, Inc. (a)	292,810	6,043,598

	Insurance 0.3%
	eHealth, Inc. (a)	161,320	1,651,917

	Internet Software & Services 0.9%
	Monster Worldwide, Inc. (a)	965,804	3,988,771
	Travelzoo, Inc. (a)	45,916	393,959
			4,382,730
	IT Services 2.6%
	EVERTEC, Inc.	351,630	7,053,698
	Forrester Research, Inc.	154,962	5,848,266
			12,901,964
	Life Sciences Tools & Services 0.9%
	Bio-Rad Laboratories, Inc. Class A (a)	41,720	4,775,688

	Machinery 6.0%
	John Bean Technologies Corp.	209,350	6,320,277
¤	Mueller Industries, Inc.	306,950	9,635,160
	Mueller Water Products, Inc. Class A	629,800	6,442,854
	Woodward, Inc.	172,780	7,707,716
			30,106,007
	Media 1.3%
	Morningstar, Inc.	98,560	6,563,110

	Multi-Utilities 2.2%
¤	Vectren Corp.	233,530	11,190,758

	Paper & Forest Products 1.2%
	KapStone Paper and Packaging Corp.	194,460	5,808,520

	Real Estate Investment Trusts 2.8%
	Blackstone Mortgage Trust, Inc. Class A	174,950	5,108,540
	CubeSmart	145,200	3,577,728
	NorthStar Realty Finance Corp.	280,600	5,306,146
			13,992,414
	Road & Rail 1.1%
	Werner Enterprises, Inc.	201,800	5,757,354

	Semiconductors & Semiconductor Equipment 4.2%
	CEVA, Inc. (a)	59,886	1,096,513
¤	Cypress Semiconductor Corp. (a)	645,160	9,503,207
	Teradyne, Inc.	267,690	4,845,189
	Veeco Instruments, Inc. (a)	202,785	5,915,238
			21,360,147
	Software 3.2%
	CommVault Systems, Inc. (a)	148,120	6,455,070
¤	Rovi Corp. (a)	409,950	9,473,944
			15,929,014
	Specialty Retail 2.7%
	Big 5 Sporting Goods Corp.	345,750	4,117,883
	Brown Shoe Co., Inc.	201,550	5,722,004
	Express, Inc. (a)	282,300	3,692,484
			13,532,371
	Textiles, Apparel & Luxury Goods 3.8%
	Iconix Brand Group, Inc. (a)	261,100	8,678,964
	Movado Group, Inc.	150,550	3,617,716
	Steven Madden, Ltd. (a)	208,140	7,147,528
			19,444,208
	Thrifts & Mortgage Finance 4.3%
	Brookline Bancorp, Inc.	612,200	5,877,120
	Capitol Federal Financial, Inc.	455,550	5,676,153
	Northwest Bancshares, Inc.	490,690	5,790,142
	TrustCo Bank Corp.	700,280	4,502,800
			21,846,215
	Total Common Stocks (Cost $394,126,240)		496,217,170

		Principal Amount
	Short-Term Investment 2.3%
	Repurchase Agreement 2.3%
	State Street Bank and Trust Co. 0.00%, dated 1/30/15 due 2/2/15 Proceeds at Maturity $11,907,133 (Collateralized by a Federal National Mortgage Association security with a rate of 2.17% and a maturity date of 11/7/22, with a Principal Amount of $12,235,000 and a Market Value of $12,148,658)	$11,907,133	11,907,133
	Total Short-Term Investment (Cost $11,907,133)		11,907,133
	Total Investments (Cost $406,033,373) (b)	100.4%	508,124,303
	Other Assets, Less Liabilities	(0.4)	(2,129,352)
	Net Assets	100.0%	$505,994,951

¤	Among the Fund's 10 largest holdings, as of January 31, 2015, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of January 31, 2015, cost was $406,396,582 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$117,803,804
Gross unrealized depreciation	(16,076,083)
Net unrealized appreciation	$101,727,721

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$496,217,170	$—	$—	$496,217,170
Short-Term Investment
Repurchase Agreement	—	11,907,133	—	11,907,133
Total Investments in Securities	$496,217,170	$11,907,133	$—	$508,124,303

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2015, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of January 31, 2015, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2015 (Unaudited)

SECURITIES VALUATION.

The MainStay Funds Trust is comprised of thirty-eight separate funds (each a "Fund" and collectively, the "Funds"). Each Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Funds' securities and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for day-to-day valuation of portfolio assets (including securities for which market prices are not readily available) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security is submitted by the Valuation Committee to the full Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The aggregate value by input level, as of January 31, 2015, for the Funds' assets or liabilities is included at the end of each Funds' respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark Yields	• Reported Trades
• Broker Dealer Quotes	• Issuer Spreads
• Two-sided markets	• Benchmark securities
• Bids/Offers	• Reference Data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Due to the inherent valuation uncertainty of such assets or liabilites, fair values may differ significantly from values that would have been used had an active market existed. For the period ended January 31, 2015, there have been no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of January 31, 2015, the Balanced, Emerging Markets Opportunities, Floating Rate, High Yield Opportunities, International Opportunities, Short Duration High Yield and Total Return Bond Funds held securities with a value of $18,932, $1,076,123, $38,517, $9,578, $(279,130), $54,900 and $385,050, respectively, that were valued in such a manner.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the heirarchy. As of January 31, 2015, no foreign equity securities were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Options contracts are valued at the last posted settlement price on the market where such options are primarily traded. Investments in other mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s), if any. Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s), if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of January 31, 2015, Floating Rate, High Yield Opportunities and Short Duration High Yield held Level 3 securities with values of $99,131,153, $251,040 and $4,093,254, respectively, that were valued by utilizing significant unobservable inputs.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued within seven days. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher Stephen P. Fisher President and Principal Executive Officer

Date: March 31, 2015

By:	/s/ Jack R. Benintende Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015